UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22019
First Trust Exchange-Traded AlphaDEX® Fund
(Exact name of registrant as specified in charter)

120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Address of principal executive offices) (Zip code)

W. Scott Jardine, Esq.
First Trust Portfolios L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Name and address of agent for service)
Registrant's telephone number, including area code:
(630) 765-8000
Date of fiscal year end:
July 31
Date of reporting period:
July 31, 2024
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Item 1. Reports to Shareolders.
(a) Following is a copy of the annual reports transmitted to shareholders pursuant to Rule 30e-1 under the Act.

First Trust Consumer Discretionary
AlphaDEX® Fund
FXD | NYSE ARCA, INC.
ANNUAL SHAREHOLDER REPORT | July 31, 2024
This annual shareholder report contains important information about the First Trust Consumer Discretionary AlphaDEX® Fund (the “Fund”) for the year of August 1, 2023 to July 31, 2024 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FXD. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
This report describes changes to the Fund that occurred during the Period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Consumer Discretionary AlphaDEX® Fund	$63	0.61%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 6.47% during the 12 months ended July 31, 2024. The Fund underperformed its benchmark, the S&P 500® Consumer Discretionary Index, which returned 12.21% for the same Period.
The greatest industry allocation in the Fund during the Period was to Hotels, Restaurants & Leisure, which received an allocation of 19.4%. Specialty Retail followed closely with an allocation of 16.8%. Investments within the Hotels, Restaurants & Leisure industry accounted for 1.1% of the Fund’s return. A greater contribution came from investments in Household Durables. This industry’s average weight was 8.7% during the Period and contributed 3.2% to the Fund’s overall return. The most significant drag on the Fund came from the allocation to Ground Transportation, particularly Avis Budget Group, Inc. and Hertz Global Holdings, Inc. The investment in Avis caused a -0.5% drag, while Hertz accounted for a
-1.8% drag on Fund performance. The Ground Transportation industry as a whole received an allocation of 4.4%, which caused a cumulative drag of
-1.6% on Fund performance.
FUND PERFORMANCE (July 31, 2014 to July 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of July 31, 2024)	1 Year	5 Year	10 Year
First Trust Consumer Discretionary AlphaDEX® Fund	6.47%	7.83%	7.46%
StrataQuant® Consumer Discretionary Index	7.13%	8.48%	8.13%
Russell 1000® Index	21.50%	14.59%	12.86%
S&P 500® Consumer Discretionary Index	12.21%	10.69%	12.58%
Russell 1000® Consumer Discretionary Index	14.19%	11.38%	12.55%
Russell 3000® Index	21.07%	14.23%	12.58%
Visit www.ftportfolios.com/etf/FXD for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of July 31, 2024)
Fund net assets	$1,481,355,260
Total number of portfolio holdings	122
Total advisory fee paid	$7,143,614
Portfolio turnover rate	84%
WHAT DID THE FUND INVEST IN? (As of July 31, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
D.R. Horton, Inc.	1.7%
Toll Brothers, Inc.	1.7%
PulteGroup, Inc.	1.6%
Lennar Corp., Class A	1.6%
Harley-Davidson, Inc.	1.5%
Fox Corp., Class A	1.5%
Spotify Technology S.A.	1.5%
Lithia Motors, Inc.	1.5%
Burlington Stores, Inc.	1.5%
Carvana Co.	1.4%
Sector Allocation
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/FXD or upon request at 1-800-621-1675 or info@ftportfolios.com.
The Fund’s investments will change as its tracking index changes and, as a result, the Fund may have significant investments in various jurisdictions or investment sectors from time to time, making the Fund subject to the risks of such jurisdictions or investment sectors.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FXD to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Source ICE Data Indices, LLC (“ICE Data”), is used with permission. “StrataQuant®” is a service/trade mark of ICE Data or its affiliates. Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indices. Russell®, Russell 1000® and Russell 3000® are all registered trademarks of Frank Russell Company. Russell 1000® and Russell 3000® are being utilized in the indices under license. These trademarks have been licensed along with the StrataQuant® Consumer Discretionary Index (“Index”) for use by First Trust Portfolios L.P. (“FTP”) in connection with the First Trust Consumer Discretionary AlphaDEX® Fund (“FXD”). Neither FTP, the Trust, nor FXD is sponsored, endorsed, sold or promoted by ICE Data, its affiliates or its Third Party Suppliers including without limitation Frank Russell Company (“ICE Data and its Suppliers”). ICE Data and its Suppliers make no representations or warranties regarding the advisability of investing in securities generally, in FXD particularly, the Trust or the ability of the Index to track general stock market performance. ICE Data’s only relationship to FTP is the licensing of certain trademarks, trade names and the Index or components thereof. The Index is determined, composed and calculated by ICE Data without regard to FTP or FXD or its holders. ICE Data has no obligation to take the needs of FTP or the holders of FXD into consideration in determining, composing or calculating the Index. ICE Data is not responsible for and has not participated in the determination of the timing of, prices of, or quantities of FXD to be issued or in the determination or calculation of the equation by which FXD is to be priced, sold, purchased, or redeemed. Except for certain custom index calculation services, all information provided by ICE Data is general in nature and not tailored to the needs of FTP or any other person, entity or group of persons. ICE Data has no obligation or liability in connection with the administration, marketing, or trading of FXD. ICE Data is not an investment advisor. Inclusion of a security within an index is not a recommendation by ICE Data to buy, sell, or hold such security, nor is it considered to be investment advice.
ICE DATA AND ITS SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES AND REPRESENTATIONS, EXPRESS AND/OR IMPLIED, INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY INFORMATION INCLUDED IN, RELATED TO, OR DERIVED THEREFROM (“INDEX DATA”). ICE DATA AND ITS SUPPLIERS SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES AND THE INDEX DATA, WHICH ARE PROVIDED ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN RISK.

First Trust Consumer Staples
AlphaDEX® Fund
FXG | NYSE ARCA, INC.
ANNUAL SHAREHOLDER REPORT | July 31, 2024
This annual shareholder report contains important information about the First Trust Consumer Staples AlphaDEX® Fund (the “Fund”) for the year of August 1, 2023 to July 31, 2024 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FXG. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
This report describes changes to the Fund that occurred during the Period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Consumer Staples AlphaDEX® Fund	$63	0.62%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 4.69% during the 12 months ended July 31, 2024. The Fund underperformed its benchmark, the S&P 500® Consumer Staples Index, which returned 7.93% for the same Period.
The Food Products industry received a 51.4% allocation in the Fund during the Period. This allocation was the highest of any industry in the Fund but contributed only 0.2% to the Fund’s overall return. The greatest contribution to the Fund’s return came from the 15.8% allocation to Consumer Staples Distribution & Retail, with investments contributing 3.1% to the Fund’s return. Notably, the Health Care Providers & Services industry had a 1.9% contribution. This was driven primarily by a 4.0% allocation to McKesson Corp., which accounted for 1.7% of Fund performance for the Period. The most significant drag on Fund performance came from the Beverages industry, with investments in this industry carrying an average weight of 11.5% and causing -0.7% return.
FUND PERFORMANCE (July 31, 2014 to July 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of July 31, 2024)	1 Year	5 Year	10 Year
First Trust Consumer Staples AlphaDEX® Fund	4.69%	9.43%	7.53%
StrataQuant® Consumer Staples Index	5.37%	10.08%	8.19%
Russell 1000® Index	21.50%	14.59%	12.86%
S&P 500® Consumer Staples Index	7.93%	9.33%	9.49%
Russell 1000® Consumer Staples Index	2.97%	8.20%	8.18%
Russell 3000® Index	21.07%	14.23%	12.58%
Visit www.ftportfolios.com/etf/FXG for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of July 31, 2024)
Fund net assets	$414,947,657
Total number of portfolio holdings	41
Total advisory fee paid	$2,425,698
Portfolio turnover rate	67%
WHAT DID THE FUND INVEST IN? (As of July 31, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Darling Ingredients, Inc.	4.4%
Pilgrim’s Pride Corp.	4.3%
McKesson Corp.	4.3%
Molson Coors Beverage Co., Class B	4.2%
Seaboard Corp.	4.2%
Casey’s General Stores, Inc.	4.1%
Bunge Global S.A.	4.0%
Freshpet, Inc.	3.8%
Kraft Heinz (The) Co.	3.5%
Ingredion, Inc.	3.5%
Sector Allocation
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/FXG or upon request at 1-800-621-1675 or info@ftportfolios.com.
The Fund’s investments will change as its tracking index changes and, as a result, the Fund may have significant investments in various jurisdictions or investment sectors from time to time, making the Fund subject to the risks of such jurisdictions or investment sectors.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FXG to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Source ICE Data Indices, LLC (“ICE Data”), is used with permission. “StrataQuant®” is a service/trade mark of ICE Data or its affiliates. Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indices. Russell®, Russell 1000® and Russell 3000® are all registered trademarks of Frank Russell Company. Russell 1000® and Russell 3000® are being utilized in the indices under license. These trademarks have been licensed along with the StrataQuant® Consumer Staples Index (“Index”) for use by First Trust Portfolios L.P. (“FTP”) in connection with the First Trust Consumer Staples AlphaDEX® Fund (“FXG”). Neither FTP, the Trust, nor FXG is sponsored, endorsed, sold or promoted by ICE Data, its affiliates or its Third Party Suppliers including without limitation Frank Russell Company (“ICE Data and its Suppliers”). ICE Data and its Suppliers make no representations or warranties regarding the advisability of investing in securities generally, in FXG particularly, the Trust or the ability of the Index to track general stock market performance. ICE Data’s only relationship to FTP is the licensing of certain trademarks, trade names and the Index or components thereof. The Index is determined, composed and calculated by ICE Data without regard to FTP or FXG or its holders. ICE Data has no obligation to take the needs of FTP or the holders of FXG into consideration in determining, composing or calculating the Index. ICE Data is not responsible for and has not participated in the determination of the timing of, prices of, or quantities of FXG to be issued or in the determination or calculation of the equation by which FXG is to be priced, sold, purchased, or redeemed. Except for certain custom index calculation services, all information provided by ICE Data is general in nature and not tailored to the needs of FTP or any other person, entity or group of persons. ICE Data has no obligation or liability in connection with the administration, marketing, or trading of FXG. ICE Data is not an investment advisor. Inclusion of a security within an index is not a recommendation by ICE Data to buy, sell, or hold such security, nor is it considered to be investment advice.
ICE DATA AND ITS SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES AND REPRESENTATIONS, EXPRESS AND/OR IMPLIED, INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY INFORMATION INCLUDED IN, RELATED TO, OR DERIVED THEREFROM (“INDEX DATA”). ICE DATA AND ITS SUPPLIERS SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES AND THE INDEX DATA, WHICH ARE PROVIDED ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN RISK.

First Trust Energy AlphaDEX® Fund
FXN | NYSE ARCA, INC.
ANNUAL SHAREHOLDER REPORT | July 31, 2024
This annual shareholder report contains important information about the First Trust Energy AlphaDEX® Fund (the “Fund”) for the year of August 1, 2023 to July 31, 2024 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FXN. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
This report describes changes to the Fund that occurred during the Period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Energy AlphaDEX® Fund	$63	0.61%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 8.08% during the 12 months ended July 31, 2024. The Fund underperformed its benchmark, the S&P 500® Energy Index, which returned 10.15% for the same Period.
The Fund allocated 96.6% to the Energy sector, with 87.1% of that allocation going to the Oil, Gas & Consumable Fuels industry. This allocation generated a 10.7% return for the Fund. The greatest source of drag for the Fund came from its small allocation to the Industrials sector. The Fund allocated only 1.2% to this sector, investing in just two companies: ChargePoint Holdings, Inc. and Plug Power, Inc. Both companies performed poorly during the Period, contributing -2.1%.
FUND PERFORMANCE (July 31, 2014 to July 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of July 31, 2024)	1 Year	5 Year	10 Year
First Trust Energy AlphaDEX® Fund	8.08%	14.40%	-2.08%
StrataQuant® Energy Index	8.74%	15.16%	-1.52%
Russell 1000® Index	21.50%	14.59%	12.86%
S&P 500® Energy Index	10.15%	13.84%	3.86%
Russell 1000® Energy Index	9.61%	13.49%	3.10%
Russell 3000® Index	21.07%	14.23%	12.58%
Visit www.ftportfolios.com/etf/FXN for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of July 31, 2024)
Fund net assets	$548,789,602
Total number of portfolio holdings	43
Total advisory fee paid	$3,020,337
Portfolio turnover rate	60%
WHAT DID THE FUND INVEST IN? (As of July 31, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
NOV, Inc.	4.5%
Valero Energy Corp.	4.2%
Matador Resources Co.	4.2%
Chord Energy Corp.	4.2%
Civitas Resources, Inc.	4.1%
Ovintiv, Inc.	4.0%
HF Sinclair Corp.	3.9%
Chesapeake Energy Corp.	3.8%
APA Corp.	3.5%
Chevron Corp.	3.4%
Sector Allocation
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/FXN or upon request at 1-800-621-1675 or info@ftportfolios.com.
The Fund’s investments will change as its tracking index changes and, as a result, the Fund may have significant investments in various jurisdictions or investment sectors from time to time, making the Fund subject to the risks of such jurisdictions or investment sectors.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FXN to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Source ICE Data Indices, LLC (“ICE Data”), is used with permission. “StrataQuant®” is a service/trade mark of ICE Data or its affiliates. Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indices. Russell®, Russell 1000® and Russell 3000® are all registered trademarks of Frank Russell Company. Russell 1000® and Russell 3000® are being utilized in the indices under license. These trademarks have been licensed along with the StrataQuant® Energy Index (“Index”) for use by First Trust Portfolios L.P. (“FTP”) in connection with the First Trust Energy AlphaDEX® Fund (“FXN”). Neither FTP, the Trust, nor FXN is sponsored, endorsed, sold or promoted by ICE Data, its affiliates or its Third Party Suppliers including without limitation Frank Russell Company (“ICE Data and its Suppliers”). ICE Data and its Suppliers make no representations or warranties regarding the advisability of investing in securities generally, in FXN particularly, the Trust or the ability of the Index to track general stock market performance. ICE Data’s only relationship to FTP is the licensing of certain trademarks, trade names and the Index or components thereof. The Index is determined, composed and calculated by ICE Data without regard to FTP or FXN or its holders. ICE Data has no obligation to take the needs of FTP or the holders of FXN into consideration in determining, composing or calculating the Index. ICE Data is not responsible for and has not participated in the determination of the timing of, prices of, or quantities of FXN to be issued or in the determination or calculation of the equation by which FXN is to be priced, sold, purchased, or redeemed. Except for certain custom index calculation services, all information provided by ICE Data is general in nature and not tailored to the needs of FTP or any other person, entity or group of persons. ICE Data has no obligation or liability in connection with the administration, marketing, or trading of FXN. ICE Data is not an investment advisor. Inclusion of a security within an index is not a recommendation by ICE Data to buy, sell, or hold such security, nor is it considered to be investment advice.
ICE DATA AND ITS SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES AND REPRESENTATIONS, EXPRESS AND/OR IMPLIED, INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY INFORMATION INCLUDED IN, RELATED TO, OR DERIVED THEREFROM (“INDEX DATA”). ICE DATA AND ITS SUPPLIERS SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES AND THE INDEX DATA, WHICH ARE PROVIDED ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN RISK.

First Trust Financials AlphaDEX® Fund
FXO | NYSE ARCA, INC.
ANNUAL SHAREHOLDER REPORT | July 31, 2024
This annual shareholder report contains important information about the First Trust Financials AlphaDEX® Fund (the “Fund”) for the year of August 1, 2023 to July 31, 2024 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FXO. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
This report describes changes to the Fund that occurred during the Period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Financials AlphaDEX® Fund	$69	0.61%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 25.17% during the 12 months ended July 31, 2024. The Fund underperformed its benchmark, the S&P 500® Financials Index, which returned 26.11% for the same Period.
The Banks industry carried an average weight of 35.2% in the Fund, which was the greatest allocation of any industry during the Period. The allocation to the Banks industry accounted for a 7.9% contribution to the Fund’s overall return, the highest of any industry during the Period. Two other industries that also had significant contributions to the Fund’s return were the Insurance industry, which had an allocation of 27.3% and contributed 6.7% to the Fund’s return, and the Capital Markets industry, which had an allocation of 23.3% and accounted for 6.2% of the Fund’s return. No industry allocation had a negative contribution to the Fund return during the Period.
FUND PERFORMANCE (July 31, 2014 to July 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of July 31, 2024)	1 Year	5 Year	10 Year
First Trust Financials AlphaDEX® Fund	25.17%	12.30%	11.25%
StrataQuant® Financials Index	26.05%	13.05%	12.00%
Russell 1000® Index	21.50%	14.59%	12.86%
S&P 500® Financials Index	26.11%	11.44%	11.44%
Russell 1000® Financials Index	30.01%	14.01%	13.27%
Russell 3000® Index	21.07%	14.23%	12.58%
Visit www.ftportfolios.com/etf/FXO for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of July 31, 2024)
Fund net assets	$904,182,299
Total number of portfolio holdings	104
Total advisory fee paid	$4,080,340
Portfolio turnover rate	75%
WHAT DID THE FUND INVEST IN? (As of July 31, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Affiliated Managers Group, Inc.	1.8%
Jefferies Financial Group, Inc.	1.8%
KKR & Co., Inc.	1.8%
MGIC Investment Corp.	1.8%
Ally Financial, Inc.	1.7%
Goldman Sachs Group (The), Inc.	1.7%
Cincinnati Financial Corp.	1.7%
Janus Henderson Group PLC	1.7%
Berkshire Hathaway, Inc., Class B	1.6%
Assured Guaranty Ltd.	1.6%
Sector Allocation
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/FXO or upon request at 1-800-621-1675 or info@ftportfolios.com.
The Fund’s investments will change as its tracking index changes and, as a result, the Fund may have significant investments in various jurisdictions or investment sectors from time to time, making the Fund subject to the risks of such jurisdictions or investment sectors.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FXO to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Source ICE Data Indices, LLC (“ICE Data”), is used with permission. “StrataQuant®” is a service/trade mark of ICE Data or its affiliates. Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indices. Russell®, Russell 1000® and Russell 3000® are all registered trademarks of Frank Russell Company. Russell 1000® and Russell 3000® are being utilized in the indices under license. These trademarks have been licensed along with the StrataQuant® Financials Index (“Index”) for use by First Trust Portfolios L.P. (“FTP”) in connection with the First Trust Financials AlphaDEX® Fund (“FXO”). Neither FTP, the Trust, nor FXO is sponsored, endorsed, sold or promoted by ICE Data, its affiliates or its Third Party Suppliers including without limitation Frank Russell Company (“ICE Data and its Suppliers”). ICE Data and its Suppliers make no representations or warranties regarding the advisability of investing in securities generally, in FXO particularly, the Trust or the ability of the Index to track general stock market performance. ICE Data’s only relationship to FTP is the licensing of certain trademarks, trade names and the Index or components thereof. The Index is determined, composed and calculated by ICE Data without regard to FTP or FXO or its holders. ICE Data has no obligation to take the needs of FTP or the holders of FXO into consideration in determining, composing or calculating the Index. ICE Data is not responsible for and has not participated in the determination of the timing of, prices of, or quantities of FXO to be issued or in the determination or calculation of the equation by which FXO is to be priced, sold, purchased, or redeemed. Except for certain custom index calculation services, all information provided by ICE Data is general in nature and not tailored to the needs of FTP or any other person, entity or group of persons. ICE Data has no obligation or liability in connection with the administration, marketing, or trading of FXO. ICE Data is not an investment advisor. Inclusion of a security within an index is not a recommendation by ICE Data to buy, sell, or hold such security, nor is it considered to be investment advice.
ICE DATA AND ITS SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES AND REPRESENTATIONS, EXPRESS AND/OR IMPLIED, INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY INFORMATION INCLUDED IN, RELATED TO, OR DERIVED THEREFROM (“INDEX DATA”). ICE DATA AND ITS SUPPLIERS SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES AND THE INDEX DATA, WHICH ARE PROVIDED ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN RISK.

First Trust Health Care AlphaDEX® Fund
FXH | NYSE ARCA, INC.
ANNUAL SHAREHOLDER REPORT | July 31, 2024
This annual shareholder report contains important information about the First Trust Health Care AlphaDEX® Fund (the “Fund”) for the year of August 1, 2023 to July 31, 2024 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FXH. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
This report describes changes to the Fund that occurred during the Period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Health Care AlphaDEX® Fund	$61	0.60%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 2.95% during the 12 months ended July 31, 2024. The Fund underperformed its benchmark, the S&P 500® Health Care Index, which returned 13.48% for the same Period.
The Health Care Providers & Services industry and Biotechnology industry had the two largest weights of any industry during the Period, at 28.8% and 21.2%, respectively. The Health Care Providers & Services industry also had the largest positive contribution to the Fund’s return of any industry, contributing 4.7%. The largest drag on Fund performance came from the Health Care Equipment & Supplies industry, which contributed ‑5.5% during the Period.
FUND PERFORMANCE (July 31, 2014 to July 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of July 31, 2024)	1 Year	5 Year	10 Year
First Trust Health Care AlphaDEX® Fund	2.95%	7.20%	7.54%
StrataQuant® Health Care Index	3.58%	7.89%	8.24%
Russell 1000® Index	21.50%	14.59%	12.86%
S&P 500® Health Care Index	13.48%	12.48%	11.35%
Russell 1000® Health Care Index	13.05%	12.02%	11.33%
Russell 3000® Index	21.07%	14.23%	12.58%
Visit www.ftportfolios.com/etf/FXH for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of July 31, 2024)
Fund net assets	$1,266,312,573
Total number of portfolio holdings	79
Total advisory fee paid	$6,420,544
Portfolio turnover rate	98%
WHAT DID THE FUND INVEST IN? (As of July 31, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Centene Corp.	2.5%
Universal Health Services, Inc., Class B	2.5%
Viatris, Inc.	2.4%
Tenet Healthcare Corp.	2.4%
Premier, Inc., Class A	2.4%
Jazz Pharmaceuticals PLC	2.2%
Roivant Sciences Ltd.	2.2%
DaVita, Inc.	2.1%
United Therapeutics Corp.	2.1%
Elevance Health, Inc.	2.1%
Sector Allocation
Any amount shown as 0.0% represents less than 0.1%.
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/FXH or upon request at 1-800-621-1675 or info@ftportfolios.com.
The Fund’s investments will change as its tracking index changes and, as a result, the Fund may have significant investments in various jurisdictions or investment sectors from time to time, making the Fund subject to the risks of such jurisdictions or investment sectors.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FXH to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Source ICE Data Indices, LLC (“ICE Data”), is used with permission. “StrataQuant®” is a service/trade mark of ICE Data or its affiliates. Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indices. Russell®, Russell 1000® and Russell 3000® are all registered trademarks of Frank Russell Company. Russell 1000® and Russell 3000® are being utilized in the indices under license. These trademarks have been licensed along with the StrataQuant® Health Care Index (“Index”) for use by First Trust Portfolios L.P. (“FTP”) in connection with the First Trust Health Care AlphaDEX® Fund (“FXH”). Neither FTP, the Trust, nor FXH is sponsored, endorsed, sold or promoted by ICE Data, its affiliates or its Third Party Suppliers including without limitation Frank Russell Company (“ICE Data and its Suppliers”). ICE Data and its Suppliers make no representations or warranties regarding the advisability of investing in securities generally, in FXH particularly, the Trust or the ability of the Index to track general stock market performance. ICE Data’s only relationship to FTP is the licensing of certain trademarks, trade names and the Index or components thereof. The Index is determined, composed and calculated by ICE Data without regard to FTP or FXH or its holders. ICE Data has no obligation to take the needs of FTP or the holders of FXH into consideration in determining, composing or calculating the Index. ICE Data is not responsible for and has not participated in the determination of the timing of, prices of, or quantities of FXH to be issued or in the determination or calculation of the equation by which FXH is to be priced, sold, purchased, or redeemed. Except for certain custom index calculation services, all information provided by ICE Data is general in nature and not tailored to the needs of FTP or any other person, entity or group of persons. ICE Data has no obligation or liability in connection with the administration, marketing, or trading of FXH. ICE Data is not an investment advisor. Inclusion of a security within an index is not a recommendation by ICE Data to buy, sell, or hold such security, nor is it considered to be investment advice.
ICE DATA AND ITS SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES AND REPRESENTATIONS, EXPRESS AND/OR IMPLIED, INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY INFORMATION INCLUDED IN, RELATED TO, OR DERIVED THEREFROM (“INDEX DATA”). ICE DATA AND ITS SUPPLIERS SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES AND THE INDEX DATA, WHICH ARE PROVIDED ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN RISK.

First Trust Industrials/Producer Durables
AlphaDEX® Fund
FXR | NYSE ARCA, INC.
ANNUAL SHAREHOLDER REPORT | July 31, 2024
This annual shareholder report contains important information about the First Trust Industrials/Producer Durables AlphaDEX® Fund (the “Fund”) for the year of August 1, 2023 to July 31, 2024 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FXR. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
This report describes changes to the Fund that occurred during the Period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Industrials/Producer Durables AlphaDEX® Fund	$66	0.60%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 19.26% during the 12 months ended July 31, 2024. The Fund outperformed its benchmark, the S&P 500® Industrials Index, which returned 17.77% for the same Period.
The Machinery industry had the greatest allocation in the Fund with an average weight of 16.7% and contributed 3.0% to the Fund’s overall return. The largest positive contribution to the Fund’s return came from the Building Products industry, which contributed 3.5%. Several industries negatively impacted the Fund’s return slightly by -0.2%, including the Paper & Forest Products industry, Air Freight & Logistics industry, and the Banks industry. These are the largest negative return contributions to the Fund.
FUND PERFORMANCE (July 31, 2014 to July 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of July 31, 2024)	1 Year	5 Year	10 Year
First Trust Industrials/Producer Durables AlphaDEX® Fund	19.26%	12.57%	10.52%
StrataQuant® Industrials Index	20.06%	13.34%	11.26%
Russell 1000® Index	21.50%	14.59%	12.86%
S&P 500® Industrials Index	17.77%	12.44%	11.38%
Russell 1000® Industrials Index	18.15%	10.03%	10.55%
Russell 3000® Index	21.07%	14.23%	12.58%
Visit www.ftportfolios.com/etf/FXR for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of July 31, 2024)
Fund net assets	$1,945,864,599
Total number of portfolio holdings	139
Total advisory fee paid	$8,842,921
Portfolio turnover rate	78%
WHAT DID THE FUND INVEST IN? (As of July 31, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Howmet Aerospace, Inc.	1.4%
Builders FirstSource, Inc.	1.4%
Gates Industrial Corp. PLC	1.3%
Allison Transmission Holdings, Inc.	1.3%
Graphic Packaging Holding Co.	1.3%
Brunswick Corp.	1.3%
Schneider National, Inc., Class B	1.3%
Snap-on, Inc.	1.3%
Comfort Systems USA, Inc.	1.3%
American Express Co.	1.3%
Sector Allocation
Any amount shown as 0.0% represents less than 0.1%.
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/FXR or upon request at 1-800-621-1675 or info@ftportfolios.com.
The Fund’s investments will change as its tracking index changes and, as a result, the Fund may have significant investments in various jurisdictions or investment sectors from time to time, making the Fund subject to the risks of such jurisdictions or investment sectors.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FXR to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Source ICE Data Indices, LLC (“ICE Data”), is used with permission. “StrataQuant®” is a service/trade mark of ICE Data or its affiliates. Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indices. Russell®, Russell 1000® and Russell 3000® are all registered trademarks of Frank Russell Company. Russell 1000® and Russell 3000® are being utilized in the indices under license. These trademarks have been licensed along with the StrataQuant® Industrials Index (“Index”) for use by First Trust Portfolios L.P. (“FTP”) in connection with the First Trust Industrials/Producer Durables AlphaDEX® Fund (“FXR”). Neither FTP, the Trust, nor FXR is sponsored, endorsed, sold or promoted by ICE Data, its affiliates or its Third Party Suppliers including without limitation Frank Russell Company (“ICE Data and its Suppliers”). ICE Data and its Suppliers make no representations or warranties regarding the advisability of investing in securities generally, in FXR particularly, the Trust or the ability of the Index to track general stock market performance. ICE Data’s only relationship to FTP is the licensing of certain trademarks, trade names and the Index or components thereof. The Index is determined, composed and calculated by ICE Data without regard to FTP or FXR or its holders. ICE Data has no obligation to take the needs of FTP or the holders of FXR into consideration in determining, composing or calculating the Index. ICE Data is not responsible for and has not participated in the determination of the timing of, prices of, or quantities of FXR to be issued or in the determination or calculation of the equation by which FXR is to be priced, sold, purchased, or redeemed. Except for certain custom index calculation services, all information provided by ICE Data is general in nature and not tailored to the needs of FTP or any other person, entity or group of persons. ICE Data has no obligation or liability in connection with the administration, marketing, or trading of FXR. ICE Data is not an investment advisor. Inclusion of a security within an index is not a recommendation by ICE Data to buy, sell, or hold such security, nor is it considered to be investment advice.
ICE DATA AND ITS SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES AND REPRESENTATIONS, EXPRESS AND/OR IMPLIED, INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY INFORMATION INCLUDED IN, RELATED TO, OR DERIVED THEREFROM (“INDEX DATA”). ICE DATA AND ITS SUPPLIERS SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES AND THE INDEX DATA, WHICH ARE PROVIDED ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN RISK.

First Trust Materials AlphaDEX® Fund
FXZ | NYSE ARCA, INC.
ANNUAL SHAREHOLDER REPORT | July 31, 2024
This annual shareholder report contains important information about the First Trust Materials AlphaDEX® Fund (the “Fund”) for the year of August 1, 2023 to July 31, 2024 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FXZ. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
This report describes changes to the Fund that occurred during the Period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Materials AlphaDEX® Fund	$61	0.61%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 0.21% during the 12 months ended July 31, 2024. The Fund underperformed its benchmark, the S&P 500® Materials Index, which returned 9.71% for the same Period.
The industry with the greatest allocation in the Fund was the Chemicals industry, which carried an average weight of 53.6%. The Chemicals industry also contributed most negatively to the Fund’s overall return, at -3.4%. The largest positive contribution to the Fund’s return from a single industry was from the Metals & Mining industry, at 1.4%.
FUND PERFORMANCE (July 31, 2014 to July 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of July 31, 2024)	1 Year	5 Year	10 Year
First Trust Materials AlphaDEX® Fund	0.21%	13.78%	9.16%
StrataQuant® Materials Index	0.85%	14.54%	9.90%
Russell 1000® Index	21.50%	14.59%	12.86%
S&P 500® Materials Index	9.71%	11.94%	8.81%
Russell 1000® Basic Materials Index	7.37%	11.61%	9.06%
Russell 3000® Index	21.07%	14.23%	12.58%
Visit www.ftportfolios.com/etf/FXZ for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of July 31, 2024)
Fund net assets	$379,863,650
Total number of portfolio holdings	39
Total advisory fee paid	$2,245,029
Portfolio turnover rate	53%
WHAT DID THE FUND INVEST IN? (As of July 31, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
United States Steel Corp.	5.0%
Reliance, Inc.	4.9%
Celanese Corp.	4.8%
Nucor Corp.	4.7%
Mosaic (The) Co.	4.7%
Steel Dynamics, Inc.	4.7%
FMC Corp.	4.6%
NewMarket Corp.	4.0%
Timken (The) Co.	4.0%
Eastman Chemical Co.	3.9%
Sector Allocation
Any amount shown as 0.0% represents less than 0.1%.
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/FXZ or upon request at 1-800-621-1675 or info@ftportfolios.com.
The Fund’s investments will change as its tracking index changes and, as a result, the Fund may have significant investments in various jurisdictions or investment sectors from time to time, making the Fund subject to the risks of such jurisdictions or investment sectors.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FXZ to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Source ICE Data Indices, LLC (“ICE Data”), is used with permission. “StrataQuant®” is a service/trade mark of ICE Data or its affiliates. Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indices. Russell®, Russell 1000® and Russell 3000® are all registered trademarks of Frank Russell Company. Russell 1000® and Russell 3000® are being utilized in the indices under license. These trademarks have been licensed along with the StrataQuant® Materials Index (“Index”) for use by First Trust Portfolios L.P. (“FTP”) in connection with the First Trust Materials AlphaDEX® Fund (“FXZ”). Neither FTP, the Trust, nor FXZ is sponsored, endorsed, sold or promoted by ICE Data, its affiliates or its Third Party Suppliers including without limitation Frank Russell Company (“ICE Data and its Suppliers”). ICE Data and its Suppliers make no representations or warranties regarding the advisability of investing in securities generally, in FXZ particularly, the Trust or the ability of the Index to track general stock market performance. ICE Data’s only relationship to FTP is the licensing of certain trademarks, trade names and the Index or components thereof. The Index is determined, composed and calculated by ICE Data without regard to FTP or FXZ or its holders. ICE Data has no obligation to take the needs of FTP or the holders of FXZ into consideration in determining, composing or calculating the Index. ICE Data is not responsible for and has not participated in the determination of the timing of, prices of, or quantities of FXZ to be issued or in the determination or calculation of the equation by which FXZ is to be priced, sold, purchased, or redeemed. Except for certain custom index calculation services, all information provided by ICE Data is general in nature and not tailored to the needs of FTP or any other person, entity or group of persons. ICE Data has no obligation or liability in connection with the administration, marketing, or trading of FXZ. ICE Data is not an investment advisor. Inclusion of a security within an index is not a recommendation by ICE Data to buy, sell, or hold such security, nor is it considered to be investment advice.
ICE DATA AND ITS SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES AND REPRESENTATIONS, EXPRESS AND/OR IMPLIED, INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY INFORMATION INCLUDED IN, RELATED TO, OR DERIVED THEREFROM (“INDEX DATA”). ICE DATA AND ITS SUPPLIERS SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES AND THE INDEX DATA, WHICH ARE PROVIDED ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN RISK.

First Trust Technology AlphaDEX® Fund
FXL | NYSE ARCA, INC.
ANNUAL SHAREHOLDER REPORT | July 31, 2024
This annual shareholder report contains important information about the First Trust Technology AlphaDEX® Fund (the “Fund”) for the year of August 1, 2023 to July 31, 2024 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FXL. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
This report describes changes to the Fund that occurred during the Period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Technology AlphaDEX® Fund	$64	0.60%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 12.93% during the 12 months ended July 31, 2024. The Fund underperformed its benchmark, the S&P 500® Information Technology Index, which returned 35.20% for the same Period.
The Software industry received the greatest allocation at 38.4%, contributing 2.6% to the Fund’s return. The Semiconductors and Semiconductor Equipment industry was weighted at 19.1% and had the greatest contribution to the Fund’s return during the Period, contributing 3.8%. The largest drag on the Fund’s return came from the Financial Services industry. Although weighted at 1.0%, it contributed -0.2% to the Fund’s return during the Period.
FUND PERFORMANCE (July 31, 2014 to July 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of July 31, 2024)	1 Year	5 Year	10 Year
First Trust Technology AlphaDEX® Fund	12.93%	14.53%	16.05%
StrataQuant Technology® Index	13.24%	15.20%	16.69%
Russell 1000® Index	21.50%	14.59%	12.86%
S&P 500® Information Technology Index	35.20%	25.81%	22.34%
Russell 1000® Technology Index	34.40%	25.45%	21.60%
Russell 3000® Index	21.07%	14.23%	12.58%
Visit www.ftportfolios.com/etf/FXL for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of July 31, 2024)
Fund net assets	$1,338,636,716
Total number of portfolio holdings	103
Total advisory fee paid	$6,422,504
Portfolio turnover rate	119%
WHAT DID THE FUND INVEST IN? (As of July 31, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
ON Semiconductor Corp.	1.9%
Concentrix Corp.	1.9%
Cognizant Technology Solutions Corp., Class A	1.9%
Palantir Technologies, Inc., Class A	1.8%
Avnet, Inc.	1.8%
GoDaddy, Inc., Class A	1.7%
Arrow Electronics, Inc.	1.7%
Toast, Inc., Class A	1.7%
HashiCorp, Inc., Class A	1.7%
Broadcom, Inc.	1.7%
Sector Allocation
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/FXL or upon request at 1-800-621-1675 or info@ftportfolios.com.
The Fund’s investments will change as its tracking index changes and, as a result, the Fund may have significant investments in various jurisdictions or investment sectors from time to time, making the Fund subject to the risks of such jurisdictions or investment sectors.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FXL to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Source ICE Data Indices, LLC (“ICE Data”), is used with permission. “StrataQuant®” is a service/trade mark of ICE Data or its affiliates. Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indices. Russell®, Russell 1000® and Russell 3000® are all registered trademarks of Frank Russell Company. Russell 1000® and Russell 3000® are being utilized in the indices under license. These trademarks have been licensed along with the StrataQuant® Technology Index (“Index”) for use by First Trust Portfolios L.P. (“FTP”) in connection with the First Trust Technology AlphaDEX® Fund (“FXL”). Neither FTP, the Trust, nor FXL is sponsored, endorsed, sold or promoted by ICE Data, its affiliates or its Third Party Suppliers including without limitation Frank Russell Company (“ICE Data and its Suppliers”). ICE Data and its Suppliers make no representations or warranties regarding the advisability of investing in securities generally, in FXL particularly, the Trust or the ability of the Index to track general stock market performance. ICE Data’s only relationship to FTP is the licensing of certain trademarks, trade names and the Index or components thereof. The Index is determined, composed and calculated by ICE Data without regard to FTP or FXL or its holders. ICE Data has no obligation to take the needs of FTP or the holders of FXL into consideration in determining, composing or calculating the Index. ICE Data is not responsible for and has not participated in the determination of the timing of, prices of, or quantities of FXL to be issued or in the determination or calculation of the equation by which FXL is to be priced, sold, purchased, or redeemed. Except for certain custom index calculation services, all information provided by ICE Data is general in nature and not tailored to the needs of FTP or any other person, entity or group of persons. ICE Data has no obligation or liability in connection with the administration, marketing, or trading of FXL. ICE Data is not an investment advisor. Inclusion of a security within an index is not a recommendation by ICE Data to buy, sell, or hold such security, nor is it considered to be investment advice.
ICE DATA AND ITS SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES AND REPRESENTATIONS, EXPRESS AND/OR IMPLIED, INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY INFORMATION INCLUDED IN, RELATED TO, OR DERIVED THEREFROM (“INDEX DATA”). ICE DATA AND ITS SUPPLIERS SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES AND THE INDEX DATA, WHICH ARE PROVIDED ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN RISK.

First Trust Utilities AlphaDEX® Fund
FXU | NYSE ARCA, INC.
ANNUAL SHAREHOLDER REPORT | July 31, 2024
This annual shareholder report contains important information about the First Trust Utilities AlphaDEX® Fund (the “Fund”) for the year of August 1, 2023 to July 31, 2024 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FXU. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
This report describes changes to the Fund that occurred during the Period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Utilities AlphaDEX® Fund	$66	0.63%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 10.15% during the 12 months ended July 31, 2024. The Fund underperformed its benchmark, the S&P 500® Utilities Index, which returned 12.36% for the same Period.
The greatest industry allocation in the Fund was 49.5% to the Electric Utilities industry. However, with just an 11.5% weight in the Fund, the Independent Power and Renewable Electricity Producers industry had the greatest contribution to the Fund’s overall return, with 5.4%. No industry in the Fund had a negative contribution to the Fund’s return.
FUND PERFORMANCE (July 31, 2014 to July 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of July 31, 2024)	1 Year	5 Year	10 Year
First Trust Utilities AlphaDEX® Fund	10.15%	6.72%	7.47%
StrataQuant® Utilities Index	10.90%	7.42%	8.18%
Russell 1000® Index	21.50%	14.59%	12.86%
S&P 500® Utilities Index	12.36%	7.57%	9.51%
Russell 1000® Utilities Index	14.93%	8.21%	8.47%
Russell 3000® Index	21.07%	14.23%	12.58%
Visit www.ftportfolios.com/etf/FXU for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of July 31, 2024)
Fund net assets	$252,591,261
Total number of portfolio holdings	42
Total advisory fee paid	$1,188,606
Portfolio turnover rate	53%
WHAT DID THE FUND INVEST IN? (As of July 31, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Evergy, Inc.	4.3%
Entergy Corp.	4.3%
National Fuel Gas Co.	4.3%
Exelon Corp.	4.2%
Avangrid, Inc.	3.9%
Brookfield Renewable Corp., Class A	3.9%
NRG Energy, Inc.	3.8%
Vistra Corp.	3.6%
Pinnacle West Capital Corp.	3.5%
Ameren Corp.	3.5%
Sector Allocation
Any amount shown as 0.0% represents less than 0.1%.
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/FXU or upon request at 1-800-621-1675 or info@ftportfolios.com.
The Fund’s investments will change as its tracking index changes and, as a result, the Fund may have significant investments in various jurisdictions or investment sectors from time to time, making the Fund subject to the risks of such jurisdictions or investment sectors.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FXU to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Source ICE Data Indices, LLC (“ICE Data”), is used with permission. “StrataQuant®” is a service/trade mark of ICE Data or its affiliates. Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indices. Russell®, Russell 1000® and Russell 3000® are all registered trademarks of Frank Russell Company. Russell 1000® and Russell 3000® are being utilized in the indices under license. These trademarks have been licensed along with the StrataQuant® Utilities Index (“Index”) for use by First Trust Portfolios L.P. (“FTP”) in connection with the First Trust Utilities AlphaDEX® Fund (“FXU”). Neither FTP, the Trust, nor FXU is sponsored, endorsed, sold or promoted by ICE Data, its affiliates or its Third Party Suppliers including without limitation Frank Russell Company (“ICE Data and its Suppliers”). ICE Data and its Suppliers make no representations or warranties regarding the advisability of investing in securities generally, in FXU particularly, the Trust or the ability of the Index to track general stock market performance. ICE Data’s only relationship to FTP is the licensing of certain trademarks, trade names and the Index or components thereof. The Index is determined, composed and calculated by ICE Data without regard to FTP or FXU or its holders. ICE Data has no obligation to take the needs of FTP or the holders of FXU into consideration in determining, composing or calculating the Index. ICE Data is not responsible for and has not participated in the determination of the timing of, prices of, or quantities of FXU to be issued or in the determination or calculation of the equation by which FXU is to be priced, sold, purchased, or redeemed. Except for certain custom index calculation services, all information provided by ICE Data is general in nature and not tailored to the needs of FTP or any other person, entity or group of persons. ICE Data has no obligation or liability in connection with the administration, marketing, or trading of FXU. ICE Data is not an investment advisor. Inclusion of a security within an index is not a recommendation by ICE Data to buy, sell, or hold such security, nor is it considered to be investment advice.
ICE DATA AND ITS SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES AND REPRESENTATIONS, EXPRESS AND/OR IMPLIED, INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY INFORMATION INCLUDED IN, RELATED TO, OR DERIVED THEREFROM (“INDEX DATA”). ICE DATA AND ITS SUPPLIERS SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES AND THE INDEX DATA, WHICH ARE PROVIDED ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN RISK.

First Trust Large Cap Core AlphaDEX® Fund
FEX | NASDAQ, INC.
ANNUAL SHAREHOLDER REPORT | July 31, 2024
This annual shareholder report contains important information about the First Trust Large Cap Core AlphaDEX® Fund (the “Fund”) for the year of August 1, 2023 to July 31, 2024 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FEX. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
This report describes changes to the Fund that occurred during the Period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Large Cap Core AlphaDEX® Fund	$63	0.58%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 15.89% for the 12 months ended July 31, 2024. The Fund underperformed its benchmark, the S&P 500® Index, which returned 22.15% for the same Period.
During the Period, the Fund allocated 17.0% to the Industrials sector, the largest allocation in the Period. The 16.7% allocation to the Financials sector contributed 4.4% to the Fund’s return, which was the greatest contribution of any sector. No sector allocation contributed significantly negatively to the Fund’s return during the Period.
FUND PERFORMANCE (July 31, 2014 to July 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of July 31, 2024)	1 Year	5 Year	10 Year
First Trust Large Cap Core AlphaDEX® Fund	15.89%	11.52%	10.20%
Nasdaq AlphaDEX® Large Cap CoreTM Index(1)	16.61%	12.21%	N/A
Nasdaq US 500 Large CapTM Index(1)	22.34%	14.90%	N/A
S&P 500® Index	22.15%	15.00%	13.15%
(1)	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.
Visit www.ftportfolios.com/etf/FEX for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of July 31, 2024)
Fund net assets	$1,242,041,572
Total number of portfolio holdings	377
Total advisory fee paid	$5,707,633
Portfolio turnover rate	88%
WHAT DID THE FUND INVEST IN? (As of July 31, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
D.R. Horton, Inc.	0.5%
First Citizens BancShares, Inc., Class A	0.5%
Howmet Aerospace, Inc.	0.5%
Lennar Corp., Class A	0.5%
KKR & Co., Inc.	0.5%
Iron Mountain, Inc.	0.5%
Cognizant Technology Solutions Corp., Class A	0.5%
Fox Corp., Class A	0.5%
Cincinnati Financial Corp.	0.5%
Snap-on, Inc.	0.5%
Sector Allocation
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/FEX or upon request at 1-800-621-1675 or info@ftportfolios.com.
The Fund’s investments will change as its tracking index changes and, as a result, the Fund may have significant investments in various jurisdictions or investment sectors from time to time, making the Fund subject to the risks of such jurisdictions or investment sectors.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FEX to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq® and Nasdaq AlphaDEX® Large Cap CoreTM Index (the “Index”) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust Advisors L.P. (“First Trust”). AlphaDEX® is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc. for use in the name of the Index. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

First Trust Mid Cap Core AlphaDEX® Fund
FNX | NASDAQ, INC.
ANNUAL SHAREHOLDER REPORT | July 31, 2024
This annual shareholder report contains important information about the First Trust Mid Cap Core AlphaDEX® Fund (the “Fund”) for the year of August 1, 2023 to July 31, 2024 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FNX. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
This report describes changes to the Fund that occurred during the Period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Mid Cap Core AlphaDEX® Fund	$63	0.58%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 16.28% during the 12 months ended July 31, 2024. The Fund outperformed its benchmark, the S&P MidCap 400® Index, which returned 15.41% for the same Period.
During the Period, the Industrials sector received the largest allocation within the Fund, at 20.5%. This sector also generated the second largest contribution to the Fund’s return at 4.3%. The sector with the largest contribution to the Fund’s total return was the Financials sector, with a contribution of 4.4%. The least contributing sector to the Fund’s return for the Period was the Communication Services sector, which generated a ‑0.1% contribution to the Fund’s return.
FUND PERFORMANCE (July 31, 2014 to July 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of July 31, 2024)	1 Year	5 Year	10 Year
First Trust Mid Cap Core AlphaDEX® Fund	16.28%	12.05%	9.84%
Nasdaq AlphaDEX® Mid Cap CoreTM Index(1)	17.03%	12.77%	N/A
Nasdaq US 600 Mid CapTM Index(1)	13.28%	9.51%	N/A
S&P MidCap 400® Index	15.41%	11.26%	10.24%
Russell 3000® Index	21.07%	14.23%	12.58%
(1)	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.
Visit www.ftportfolios.com/etf/FNX for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of July 31, 2024)
Fund net assets	$1,225,116,797
Total number of portfolio holdings	452
Total advisory fee paid	$5,485,317
Portfolio turnover rate	103%
WHAT DID THE FUND INVEST IN? (As of July 31, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
M/I Homes, Inc.	0.5%
Meritage Homes Corp.	0.4%
Group 1 Automotive, Inc.	0.4%
Liberty Broadband Corp., Class C	0.4%
KB Home	0.4%
Rush Enterprises, Inc., Class A	0.4%
Tri Pointe Homes, Inc.	0.4%
Taylor Morrison Home Corp.	0.4%
Sprouts Farmers Market, Inc.	0.4%
Radian Group, Inc.	0.4%
Sector Allocation
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/FNX or upon request at 1-800-621-1675 or info@ftportfolios.com.
The Fund’s investments will change as its tracking index changes and, as a result, the Fund may have significant investments in various jurisdictions or investment sectors from time to time, making the Fund subject to the risks of such jurisdictions or investment sectors.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FNX to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq® and Nasdaq AlphaDEX® Mid Cap CoreTM Index (the “Index”) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust Advisors L.P. (“First Trust”). AlphaDEX® is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc. for use in the name of the Index. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

First Trust Small Cap Core AlphaDEX® Fund
FYX | NASDAQ, INC.
ANNUAL SHAREHOLDER REPORT | July 31, 2024
This annual shareholder report contains important information about the First Trust Small Cap Core AlphaDEX® Fund (the “Fund”) for the year of August 1, 2023 to July 31, 2024 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FYX. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
This report describes changes to the Fund that occurred during the Period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Small Cap Core AlphaDEX® Fund	$63	0.59%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 14.47% for the 12 months ended July 31, 2024. The Fund outperformed its benchmark, the S&P SmallCap 600® Index, which returned 14.10% for the same Period.
The Fund allocated the greatest weight to the Financials sector during the Period, with an allocation of 22.7%. This sector contributed 6.2% to the Fund’s return, the greatest of any sector. The Consumer Staples sector generated a -0.4% contribution to the Fund’s return, which was the greatest drag of any sector.
FUND PERFORMANCE (July 31, 2014 to July 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of July 31, 2024)	1 Year	5 Year	10 Year
First Trust Small Cap Core AlphaDEX® Fund	14.47%	11.31%	9.11%
Nasdaq AlphaDEX® Small Cap CoreTM Index(1)	15.27%	12.08%	N/A
Nasdaq US 700 Small CapTM Index(1)	11.97%	9.70%	N/A
S&P SmallCap 600® Index	14.10%	10.05%	9.97%
Russell 3000® Index	21.07%	14.23%	12.58%
(1)	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.
Visit www.ftportfolios.com/etf/FYX for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of July 31, 2024)
Fund net assets	$931,477,185
Total number of portfolio holdings	528
Total advisory fee paid	$4,187,212
Portfolio turnover rate	112%
WHAT DID THE FUND INVEST IN? (As of July 31, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Bank of America Corp.	0.6%
Mizuho Financial Group, Inc.	0.6%
Hawaiian Electric Industries, Inc.	0.5%
Customers Bancorp, Inc.	0.4%
Carpenter Technology Corp.	0.4%
PROG Holdings, Inc.	0.4%
Century Communities, Inc.	0.4%
Powell Industries, Inc.	0.4%
Hudson Pacific Properties, Inc.	0.4%
Baldwin Insurance Group (The), Inc.	0.3%
Sector Allocation
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/FYX or upon request at 1-800-621-1675 or info@ftportfolios.com.
The Fund’s investments will change as its tracking index changes and, as a result, the Fund may have significant investments in various jurisdictions or investment sectors from time to time, making the Fund subject to the risks of such jurisdictions or investment sectors.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FYX to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq® and Nasdaq AlphaDEX® Small Cap CoreTM Index (the “Index”) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust Advisors L.P. (“First Trust”). AlphaDEX® is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc. for use in the name of the Index. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

First Trust Large Cap Value AlphaDEX® Fund
FTA | NASDAQ, INC.
ANNUAL SHAREHOLDER REPORT | July 31, 2024
This annual shareholder report contains important information about the First Trust Large Cap Value AlphaDEX® Fund (the “Fund”) for the year of August 1, 2023 to July 31, 2024 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FTA. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
This report describes changes to the Fund that occurred during the Period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Large Cap Value AlphaDEX® Fund	$62	0.58%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 12.79% for the 12 months ended July 31, 2024. The Fund underperformed its benchmark, the S&P 500® Value Index, which returned 16.78% for the same Period.
During the Period, the Fund’s largest allocation was to the Financials sector with a 23.0% weight. This sector also had the largest contribution to the Fund’s return, adding 6.0% to the Fund’s return over the Period. The only negatively contributing sector to the Fund’s return for the Period was the Health Care sector, which contributed -0.1%.
FUND PERFORMANCE (July 31, 2014 to July 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of July 31, 2024)	1 Year	5 Year	10 Year
First Trust Large Cap Value AlphaDEX® Fund	12.79%	10.34%	8.32%
Nasdaq AlphaDEX® Large Cap ValueTM Index(1)	13.52%	11.04%	N/A
Nasdaq US 500 Large Cap ValueTM Index(1)	17.27%	12.68%	N/A
S&P 500® Index	22.15%	15.00%	13.15%
S&P 500® Value Index	16.78%	12.54%	10.57%
(1)	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.
Visit www.ftportfolios.com/etf/FTA for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of July 31, 2024)
Fund net assets	$1,223,065,153
Total number of portfolio holdings	188
Total advisory fee paid	$5,824,352
Portfolio turnover rate	81%
WHAT DID THE FUND INVEST IN? (As of July 31, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
D.R. Horton, Inc.	1.1%
Lennar Corp., Class A	1.0%
Fox Corp., Class A	0.9%
Cincinnati Financial Corp.	0.9%
Entergy Corp.	0.9%
Berkshire Hathaway, Inc., Class B	0.9%
Synchrony Financial	0.9%
Exelon Corp.	0.9%
Comcast Corp., Class A	0.9%
Global Payments, Inc.	0.9%
Sector Allocation
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/FTA or upon request at 1-800-621-1675 or info@ftportfolios.com.
The Fund’s investments will change as its tracking index changes and, as a result, the Fund may have significant investments in various jurisdictions or investment sectors from time to time, making the Fund subject to the risks of such jurisdictions or investment sectors.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FTA to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq® and Nasdaq AlphaDEX® Large Cap ValueTM Index (the “Index”) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust Advisors L.P. (“First Trust”). AlphaDEX® is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc. for use in the name of the Index. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

First Trust Large Cap Growth
AlphaDEX® Fund
FTC | NASDAQ, INC.
ANNUAL SHAREHOLDER REPORT | July 31, 2024
This annual shareholder report contains important information about the First Trust Large Cap Growth AlphaDEX® Fund (the “Fund”) for the year of August 1, 2023 to July 31, 2024 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FTC. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
This report describes changes to the Fund that occurred during the Period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Large Cap Growth AlphaDEX® Fund	$63	0.58%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 18.89% for the 12 months ended July 31, 2024. The Fund underperformed its benchmark, the S&P 500® Growth Index, which returned 26.92% for the same Period.
During the Period, the Fund allocated 26.3% to the Information Technology sector and 24.3% to the Industrials sector, which were the largest sector weights for the Fund. These contributed the most to the Fund’s return, with 6.5% and 6.1%, respectively. The only notable negative contribution to the Fund’s return was from the Energy sector, which contributed only -0.1%.
FUND PERFORMANCE (July 31, 2014 to July 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of July 31, 2024)	1 Year	5 Year	10 Year
First Trust Large Cap Growth AlphaDEX® Fund	18.89%	12.16%	11.77%
Nasdaq AlphaDEX® Large Cap GrowthTM Index(1)	19.64%	12.85%	N/A
Nasdaq US 500 Large Cap GrowthTM Index(1)	25.18%	16.49%	N/A
S&P 500® Index	22.15%	15.00%	13.15%
S&P 500® Growth Index	26.92%	16.30%	14.96%
(1)	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.
Visit www.ftportfolios.com/etf/FTC for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of July 31, 2024)
Fund net assets	$1,104,024,129
Total number of portfolio holdings	189
Total advisory fee paid	$5,255,828
Portfolio turnover rate	116%
WHAT DID THE FUND INVEST IN? (As of July 31, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
First Citizens BancShares, Inc., Class A	1.1%
Howmet Aerospace, Inc.	1.1%
KKR & Co., Inc.	1.0%
Iron Mountain, Inc.	1.0%
Lennox International, Inc.	1.0%
Bank of New York Mellon (The) Corp.	1.0%
HEICO Corp.	1.0%
General Electric Co.	1.0%
Apollo Global Management, Inc.	0.9%
JPMorgan Chase & Co.	0.9%
Sector Allocation
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/FTC or upon request at 1-800-621-1675 or info@ftportfolios.com.
The Fund’s investments will change as its tracking index changes and, as a result, the Fund may have significant investments in various jurisdictions or investment sectors from time to time, making the Fund subject to the risks of such jurisdictions or investment sectors.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FTC to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq® and Nasdaq AlphaDEX® Large Cap GrowthTM Index (the “Index”) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust Advisors L.P. (“First Trust”). AlphaDEX® is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc. for use in the name of the Index. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

First Trust Multi Cap Value AlphaDEX® Fund
FAB | NASDAQ, INC.
ANNUAL SHAREHOLDER REPORT | July 31, 2024
This annual shareholder report contains important information about the First Trust Multi Cap Value AlphaDEX® Fund (the “Fund”) for the year of August 1, 2023 to July 31, 2024 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FAB. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
This report describes changes to the Fund that occurred during the Period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Multi Cap Value AlphaDEX® Fund	$69	0.64%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 14.76% for the 12 months ended July 31, 2024. The Fund underperformed its benchmark, the S&P Composite 1500® Value Index, which returned 16.29% for the same Period.
During the Period, the Fund’s greatest sector allocation went to investments in the Financials sector. These investments received an allocation of 25.3%. This sector contributed 6.6% to the Fund’s return, which was the greatest of any sector. No sector contributed negatively to the Fund’s return during the Period.
FUND PERFORMANCE (July 31, 2014 to July 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of July 31, 2024)	1 Year	5 Year	10 Year
First Trust Multi Cap Value AlphaDEX® Fund	14.76%	11.43%	8.24%
Nasdaq AlphaDEX® Multi Cap ValueTM Index(1)	15.59%	12.22%	N/A
Nasdaq US Multi Cap ValueTM Index(1)	16.88%	12.50%	N/A
S&P Composite 1500® Index	21.57%	14.65%	12.89%
S&P Composite 1500® Value Index	16.29%	12.39%	10.47%
Russell 3000® Index	21.07%	14.23%	12.58%
(1)	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.
Visit www.ftportfolios.com/etf/FAB for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of July 31, 2024)
Fund net assets	$148,991,328
Total number of portfolio holdings	676
Total advisory fee paid	$784,357
Portfolio turnover rate	87%
WHAT DID THE FUND INVEST IN? (As of July 31, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
D.R. Horton, Inc.	0.5%
Lennar Corp., Class A	0.5%
Fox Corp., Class A	0.5%
Cincinnati Financial Corp.	0.5%
Entergy Corp.	0.5%
Berkshire Hathaway, Inc., Class B	0.4%
Synchrony Financial	0.4%
Exelon Corp.	0.4%
Comcast Corp., Class A	0.4%
Global Payments, Inc.	0.4%
Sector Allocation
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/FAB or upon request at 1-800-621-1675 or info@ftportfolios.com.
The Fund’s investments will change as its tracking index changes and, as a result, the Fund may have significant investments in various jurisdictions or investment sectors from time to time, making the Fund subject to the risks of such jurisdictions or investment sectors.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FAB to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq® and Nasdaq AlphaDEX® Multi Cap ValueTM Index (the “Index”) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust Advisors L.P. (“First Trust”). AlphaDEX® is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc. for use in the name of the Index. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

First Trust Multi Cap Growth
AlphaDEX® Fund
FAD | NASDAQ, Inc.
ANNUAL SHAREHOLDER REPORT | July 31, 2024
This annual shareholder report contains important information about the First Trust Multi Cap Growth AlphaDEX® Fund (the “Fund”) for the year of August 1, 2023 to July 31, 2024 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FAD. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
This report describes changes to the Fund that occurred during the Period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Multi Cap Growth AlphaDEX® Fund	$67	0.62%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 16.47% for the 12 months ended July 31, 2024. The Fund underperformed its benchmark, the S&P Composite 1500® Growth Index, which returned 26.23% for the same Period.
The Industrials sector received the greatest allocation during the Period, with an average weight of 24.6% and a contribution to the Fund’s return of 5.9%, which was the greatest contribution to return of any sector. Though nearly negligible, the Communication Services sector was the greatest driver of negative Fund return, with a contribution between 0% and -0.1%
FUND PERFORMANCE (July 31, 2014 to July 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of July 31, 2024)	1 Year	5 Year	10 Year
First Trust Multi Cap Growth AlphaDEX® Fund	16.47%	11.30%	11.32%
Nasdaq AlphaDEX® Multi Cap GrowthTM Index(1)	17.24%	12.04%	N/A
Nasdaq US Multi Cap GrowthTM Index(1)	24.05%	15.61%	N/A
S&P Composite 1500® Index	21.57%	14.65%	12.89%
S&P Composite 1500® Growth Index	26.23%	15.86%	14.60%
Russell 3000® Index	21.07%	14.23%	12.58%
(1)	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.
Visit www.ftportfolios.com/etf/FAD for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of July 31, 2024)
Fund net assets	$209,444,897
Total number of portfolio holdings	679
Total advisory fee paid	$899,049
Portfolio turnover rate	115%
WHAT DID THE FUND INVEST IN? (As of July 31, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
First Citizens BancShares, Inc., Class A	0.5%
Howmet Aerospace, Inc.	0.5%
KKR & Co., Inc.	0.5%
Iron Mountain, Inc.	0.5%
Bank of America Corp.	0.5%
Lennox International, Inc.	0.5%
Bank of New York Mellon (The) Corp.	0.5%
HEICO Corp.	0.5%
General Electric Co.	0.5%
Apollo Global Management, Inc.	0.5%
Sector Allocation
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/FAD or upon request at 1-800-621-1675 or info@ftportfolios.com.
The Fund’s investments will change as its tracking index changes and, as a result, the Fund may have significant investments in various jurisdictions or investment sectors from time to time, making the Fund subject to the risks of such jurisdictions or investment sectors.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FAD to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq® and Nasdaq AlphaDEX® Multi Cap GrowthTM Index (the “Index”) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust Advisors L.P. (“First Trust”). AlphaDEX® is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc. for use in the name of the Index. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

First Trust Mid Cap Value AlphaDEX® Fund
FNK | NASDAQ, INC.
ANNUAL SHAREHOLDER REPORT | July 31, 2024
This annual shareholder report contains important information about the First Trust Mid Cap Value AlphaDEX® Fund (the “Fund”) for the year of August 1, 2023 to July 31, 2024 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FNK. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
This report describes changes to the Fund that occurred during the Period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Mid Cap Value AlphaDEX® Fund	$75	0.70%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 15.68% for the 12 months ended July 31, 2024. The Fund outperformed its benchmark, the S&P MidCap 400® Value Index, which returned 11.37% for the same Period.
The Fund allocated 25.1% to the Financials sector during the Period, which was more weight than any other sector. Investments in this sector accounted for a 6.3% contribution to the Fund’s return, which was the most of any sector. No sector contributed negatively to the Fund’s return during the Period.
FUND PERFORMANCE (July 31, 2014 to July 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of July 31, 2024)	1 Year	5 Year	10 Year
First Trust Mid Cap Value AlphaDEX® Fund	15.68%	11.94%	8.03%
Nasdaq AlphaDEX® Mid Cap ValueTM Index(1)	16.61%	12.80%	N/A
Nasdaq US 600 Mid Cap ValueTM Index(1)	14.37%	10.14%	N/A
S&P MidCap 400® Value Index	11.37%	10.90%	9.46%
Russell 3000® Index	21.07%	14.23%	12.58%
(1)	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.
Visit www.ftportfolios.com/etf/FNK for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of July 31, 2024)
Fund net assets	$228,289,765
Total number of portfolio holdings	227
Total advisory fee paid	$1,554,255
Portfolio turnover rate	98%
WHAT DID THE FUND INVEST IN? (As of July 31, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
M/I Homes, Inc.	0.9%
Meritage Homes Corp.	0.9%
Group 1 Automotive, Inc.	0.8%
Liberty Broadband Corp., Class C	0.8%
KB Home	0.8%
Rush Enterprises, Inc., Class A	0.8%
Taylor Morrison Home Corp.	0.8%
Radian Group, Inc.	0.8%
Affiliated Managers Group, Inc.	0.8%
Jackson Financial, Inc., Class A	0.8%
Sector Allocation
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/FNK or upon request at 1-800-621-1675 or info@ftportfolios.com.
The Fund’s investments will change as its tracking index changes and, as a result, the Fund may have significant investments in various jurisdictions or investment sectors from time to time, making the Fund subject to the risks of such jurisdictions or investment sectors.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FNK to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq® and Nasdaq AlphaDEX® Mid Cap ValueTM Index (the “Index”) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust Advisors L.P. (“First Trust”). AlphaDEX® is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc. for use in the name of the Index. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

First Trust Mid Cap Growth AlphaDEX® Fund
FNY | NASDAQ, INC.
ANNUAL SHAREHOLDER REPORT | July 31, 2024
This annual shareholder report contains important information about the First Trust Mid Cap Growth AlphaDEX® Fund (the “Fund”) for the year of August 1, 2023 to July 31, 2024 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FNY. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
This report describes changes to the Fund that occurred during the Period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Mid Cap Growth AlphaDEX® Fund	$75	0.70%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 15.01% during the 12 months ended July 31, 2024. The Fund underperformed its benchmark, the S&P MidCap 400® Growth Index, which returned 19.31% for the same Period.
During the Period, the Fund’s greatest allocation was to the Industrials sector, with an average weight of 27.3%. This sector also had the greatest contribution to the Fund, with a 6.4% contribution to the Fund’s return. The Communication Services sector contributed -0.1% to the Fund’s return, the greatest drag of any sector in the Fund.
FUND PERFORMANCE (July 31, 2014 to July 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of July 31, 2024)	1 Year	5 Year	10 Year
First Trust Mid Cap Growth AlphaDEX® Fund	15.01%	10.70%	11.03%
Nasdaq AlphaDEX® Mid Cap GrowthTM Index(1)	15.88%	11.52%	N/A
Nasdaq US 600 Mid Cap GrowthTM Index(1)	12.26%	7.87%	N/A
S&P MidCap 400® Growth Index	19.31%	11.13%	10.64%
Russell 3000® Index	21.07%	14.23%	12.58%
(1)	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.
Visit www.ftportfolios.com/etf/FNY for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of July 31, 2024)
Fund net assets	$348,627,810
Total number of portfolio holdings	228
Total advisory fee paid	$2,107,552
Portfolio turnover rate	134%
WHAT DID THE FUND INVEST IN? (As of July 31, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
ATI, Inc.	0.9%
Sprouts Farmers Market, Inc.	0.8%
Modine Manufacturing Co.	0.8%
Moog, Inc., Class A	0.8%
Allison Transmission Holdings, Inc.	0.8%
Ensign Group (The), Inc.	0.8%
Parsons Corp.	0.8%
Comfort Systems USA, Inc.	0.8%
Curtiss-Wright Corp.	0.8%
Insmed, Inc.	0.8%
Sector Allocation
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/FNY or upon request at 1-800-621-1675 or info@ftportfolios.com.
The Fund’s investments will change as its tracking index changes and, as a result, the Fund may have significant investments in various jurisdictions or investment sectors from time to time, making the Fund subject to the risks of such jurisdictions or investment sectors.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FNY to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq® and Nasdaq AlphaDEX® Mid Cap GrowthTM Index (the “Index”) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust Advisors L.P. (“First Trust”). AlphaDEX® is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc. for use in the name of the Index. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

First Trust Small Cap Value
AlphaDEX® Fund
FYT | NASDAQ, INC.
ANNUAL SHAREHOLDER REPORT | July 31, 2024
This annual shareholder report contains important information about the First Trust Small Cap Value AlphaDEX® Fund (the “Fund”) for the year of August 1, 2023 to July 31, 2024 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FYT. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
This report describes changes to the Fund that occurred during the Period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Small Cap Value AlphaDEX® Fund	$76	0.70%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 17.68% for the 12 months ended July 31, 2024. The Fund outperformed its benchmark, the S&P SmallCap 600® Value Index, which returned 9.79% for the same Period.
The Fund allocated the greatest weight to the Financials sector, which received an allocation of 31.4%. This sector generated the largest contribution to the Fund’s return, at 8.7%. The least contributing sector to the Fund’s return for the Period was the Consumer Staples sector, which generated a ‑0.6% contribution to the Fund’s return.
FUND PERFORMANCE (July 31, 2014 to July 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of July 31, 2024)	1 Year	5 Year	10 Year
First Trust Small Cap Value AlphaDEX® Fund	17.68%	12.64%	7.94%
Nasdaq AlphaDEX® Small Cap ValueTM Index(1)	18.74%	13.55%	N/A
Nasdaq US 700 Small Cap ValueTM Index(1)	11.87%	10.91%	N/A
S&P SmallCap 600® Value Index	9.79%	9.57%	8.94%
Russell 3000® Index	21.07%	14.23%	12.58%
(1)	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.
Visit www.ftportfolios.com/etf/FYT for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of July 31, 2024)
Fund net assets	$187,166,346
Total number of portfolio holdings	265
Total advisory fee paid	$1,234,173
Portfolio turnover rate	114%
WHAT DID THE FUND INVEST IN? (As of July 31, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Hawaiian Electric Industries, Inc.	1.0%
Customers Bancorp, Inc.	0.8%
PROG Holdings, Inc.	0.7%
Century Communities, Inc.	0.7%
Hudson Pacific Properties, Inc.	0.7%
Masterbrand, Inc.	0.7%
Beazer Homes USA, Inc.	0.7%
Bread Financial Holdings, Inc.	0.7%
Ryerson Holding Corp.	0.7%
Quanex Building Products Corp.	0.7%
Sector Allocation
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/FYT or upon request at 1-800-621-1675 or info@ftportfolios.com.
The Fund’s investments will change as its tracking index changes and, as a result, the Fund may have significant investments in various jurisdictions or investment sectors from time to time, making the Fund subject to the risks of such jurisdictions or investment sectors.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FYT to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq® and Nasdaq AlphaDEX® Small Cap ValueTM Index (the “Index”) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust Advisors L.P. (“First Trust”). AlphaDEX® is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc. for use in the name of the Index. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

First Trust Small Cap Growth
AlphaDEX® Fund
FYC | NASDAQ, INC.
ANNUAL SHAREHOLDER REPORT | July 31, 2024
This annual shareholder report contains important information about the First Trust Small Cap Growth AlphaDEX® Fund (the “Fund”) for the year of August 1, 2023 to July 31, 2024 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FYC. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
This report describes changes to the Fund that occurred during the Period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Small Cap Growth AlphaDEX® Fund	$74	0.70%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 11.92% for the 12 months ended July 31, 2024. The Fund underperformed its benchmark, the S&P SmallCap 600® Growth Index, which returned 18.30% for the same Period.
The Industrials sector received the greatest allocation in the Fund, with an average weight of 21.5%. This sector generated the largest contribution to the Fund’s return, at 4.5%. The least contributing sector to the Fund’s return for the Period was the Utilities sector, which generated a -0.5% contribution to the Fund’s return.
FUND PERFORMANCE (July 31, 2014 to July 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of July 31, 2024)	1 Year	5 Year	10 Year
First Trust Small Cap Growth AlphaDEX® Fund	11.92%	9.13%	10.08%
Nasdaq AlphaDEX® Small Cap GrowthTM Index(1)	12.73%	9.97%	N/A
Nasdaq US 700 Small Cap GrowthTM Index(1)	12.04%	8.17%	N/A
S&P SmallCap 600® Growth Index	18.30%	10.16%	10.82%
Russell 3000® Index	21.07%	14.23%	12.58%
(1)	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.
Visit www.ftportfolios.com/etf/FYC for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of July 31, 2024)
Fund net assets	$295,446,007
Total number of portfolio holdings	267
Total advisory fee paid	$1,745,212
Portfolio turnover rate	141%
WHAT DID THE FUND INVEST IN? (As of July 31, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Bank of America Corp.	1.0%
Mizuho Financial Group, Inc.	1.0%
Carpenter Technology Corp.	0.8%
Powell Industries, Inc.	0.7%
Baldwin Insurance Group (The), Inc.	0.7%
PJT Partners, Inc., Class A	0.7%
Zeta Global Holdings Corp., Class A	0.7%
WisdomTree, Inc.	0.7%
Cactus, Inc., Class A	0.7%
Mirum Pharmaceuticals, Inc.	0.7%
Sector Allocation
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/FYC or upon request at 1-800-621-1675 or info@ftportfolios.com.
The Fund’s investments will change as its tracking index changes and, as a result, the Fund may have significant investments in various jurisdictions or investment sectors from time to time, making the Fund subject to the risks of such jurisdictions or investment sectors.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FYC to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq® and Nasdaq AlphaDEX® Small Cap GrowthTM Index (the “Index”) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust Advisors L.P. (“First Trust”). AlphaDEX® is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc. for use in the name of the Index. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

(b)	Not applicable to the Registrant.

Item 2. Code of Ethics.

(a)	The First Trust Exchange-Traded AlphaDEX® Fund (“Registrant”), as of the end of the period covered by this report, has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party.
(c)	There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party, and that relates to any element of the code of ethics description.
(d)	The Registrant, during the period covered by this report, has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.
(e)	Not applicable.
(f)	A copy of the code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller is filed as an exhibit pursuant to Item 13(a)(1).

Item 3. Audit Committee Financial Expert.

As of the end of the period covered by the report, the Registrant’s Board of Trustees has determined that Thomas R. Kadlec and Robert F. Keith are qualified to serve as audit committee financial experts serving on its audit committee and that each of them is “independent,” as defined by Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees (Registrant) -- The aggregate fees billed for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $400,000 for the fiscal year ended 2023 and $400,000 for the fiscal year ended 2024.
(b)	Audit-Related Fees (Registrant) -- The aggregate fees billed for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 for the fiscal year ended 2023 and $0 for the fiscal year ended 2024.

Audit-Related Fees (Investment Advisor) -- The aggregate fees billed for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 for the fiscal year ended 2023 and $0 for the fiscal year ended 2024.

Audit-Related Fees (Distributor) -- The aggregate fees billed for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 for the fiscal year ended 2023 and $0 for the fiscal year ended 2024.

(c)	Tax Fees (Registrant) -- The aggregate fees billed for professional services rendered by the principal accountant for tax return review and debt instrument tax analysis and reporting were $175,323 for the fiscal year ended 2023 and $261,619 for the fiscal year ended 2024. These fees were for tax consultation and/or tax return preparation and professional services rendered for PFIC (Passive Foreign Investment Company) Identification Services.

Tax Fees (Investment Advisor) -- The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning to the Registrant’s advisor and distributor $0 for the fiscal year ended 2023 and $0 for the fiscal year ended 2024.

Tax Fees (Distributor) -- The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning to the Registrant’s distributor were $0 for the fiscal year ended 2023 and $0 for the fiscal year ended 2024.

(d)	All Other Fees (Registrant) -- The aggregate fees billed for products and services provided by the principal accountant to the Registrant, other than the services reported in paragraphs (a) through (c) of this Item $0 for the fiscal year ended 2023 and $0 for the fiscal year ended 2024.

All Other Fees (Investment Advisor) -- The aggregate fees billed for products and services provided by the principal accountant to the Registrant’s investment advisor, other than the services reported in paragraphs (a) through (c) of this Item were $0 for the fiscal year ended 2023 and $0 for the fiscal year ended 2024.

All Other Fees (Distributor) -- The aggregate fees billed for products and services provided by the principal accountant to the Registrant’s distributor, other than the services reported in paragraphs (a) through (c) of this Item were $0 for the fiscal year ended 2023 and $0 for the fiscal year ended 2024.

(e)(1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

Pursuant to its charter and its Audit and Non-Audit Services Pre-Approval Policy, the Audit Committee (the “Committee”) is responsible for the pre-approval of all audit services and permitted non-audit services (including the fees and terms thereof) to be performed for the Registrant by its independent auditors. The Chairman of the Committee is authorized to give such pre-approvals on behalf of the Committee up to $25,000 and report any such pre-approval to the full Committee.

The Committee is also responsible for the pre-approval of the independent auditor’s engagements for non-audit services with the Registrant’s advisor (not including a sub-advisor whose role is primarily portfolio management and is sub-contracted or overseen by another investment advisor) and any entity controlling, controlled by or under common control with the investment advisor that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant, subject to the de minimis exceptions for non-audit services described in Rule 2-01 of Regulation S-X. If the independent auditor has provided non-audit services to the Registrant’s advisor (other than any sub-advisor whose role is primarily portfolio management and is sub-contracted with or overseen by another investment advisor) and any entity controlling, controlled by or under common control with the investment advisor that provides ongoing services to the Registrant that were not pre-approved pursuant to its policies, the Committee will consider whether the provision of such non-audit services is compatible with the auditor’s independence.

(e)(2) The percentage of services described in each of paragraphs (b) through (d) for the Registrant and the Registrant’s investment advisor and distributor of this Item that were approved by the audit committee pursuant to the pre-approval exceptions included in paragraph (c)(7)(i)(C) or paragraph(C)(7)(ii) of Rule 2-01 of Regulation S-X are as follows:

Registrant:	Advisor and Distributor:
(b) 0%	(b) 0%
(c) 0%	(c) 0%
(d) 0%	(d) 0%

(f)	The percentage of hours expended on the principal accountant’s engagement to audit the Registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than fifty percent.
(g)	The aggregate non-audit fees billed by the Registrant’s accountant for services rendered to the Registrant, and rendered to the Registrant’s investment advisor (not including any sub-advisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment advisor), and any entity controlling, controlled by, or under common control with the advisor that provides ongoing services to the Registrant for the fiscal year ended 2023 were $175,323 for the Registrant, $31,000 for the Registrant’s investment advisor and $45,500 for the Registrant’s distributor; and for the fiscal year ended 2024 were $261,619 for the Registrant, $28,600 for the Registrant’s investment advisor and $33,000 for the Registrant’s distributor.
(h)	The Registrant’s audit committee of its Board of Trustees has determined that the provision of non-audit services that were rendered to the Registrant’s investment advisor (not including any sub-advisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment advisor), and any entity controlling, controlled by, or under common control with the investment advisor that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not applicable to the Registrant.

(j) Not applicable to the Registrant.

Item 5. Audit Committee of Listed Registrants.

(a)	The Registrant has a separately designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934 consisting of all the independent directors of the Registrant. The audit committee of the Registrant is comprised of: Richard E. Erickson, Thomas R. Kadlec, Denise M. Keefe, Robert F. Keith, Niel B. Nielson and Bronwyn Wright.
(b)	Not applicable to the Registrant.

Item 6. Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.
(b)	Not applicable to the Registrant.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) Following is a copy of the annual financial statements required, and for the periods specified, by Regulation S-X.

First Trust Exchange-Traded AlphaDEX® Fund
Annual Financial Statements and Other Information
For the Year Ended July 31, 2024
AlphaDEX® Sector Funds
First Trust Consumer Discretionary AlphaDEX® Fund (FXD)
First Trust Consumer Staples AlphaDEX® Fund (FXG)
First Trust Energy AlphaDEX® Fund (FXN)
First Trust Financials AlphaDEX® Fund (FXO)
First Trust Health Care AlphaDEX® Fund (FXH)
First Trust Industrials/Producer Durables AlphaDEX® Fund (FXR)
First Trust Materials AlphaDEX® Fund (FXZ)
First Trust Technology AlphaDEX® Fund (FXL)
First Trust Utilities AlphaDEX® Fund (FXU)

AlphaDEX® is a registered trademark of First Trust Portfolios L.P.

Table of Contents
First Trust Exchange-Traded AlphaDEX® Fund
Sector Funds
Annual Financial Statements and Other Information
July 31, 2024
Performance and Risk Disclosure
There is no assurance that any series of First Trust Exchange-Traded AlphaDEX® Fund (the “Trust”) described in this report (each such series is referred to as a “Fund” and collectively, as the “Funds”) will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
First Trust Advisors L.P., the Funds’ advisor, may also periodically provide additional information on Fund performance on each Fund’s webpage at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data that provides insight into each Fund’s performance and investment approach.
The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

First Trust Consumer Discretionary AlphaDEX® Fund (FXD)
Portfolio of Investments
July 31, 2024

Shares	Description	Value
COMMON STOCKS — 100.0%
	Automobile Components — 4.5%
287,298	Aptiv PLC (a)	$19,935,608
502,023	BorgWarner, Inc.	17,726,432
360,098	Gentex Corp.	11,184,644
141,716	Lear Corp.	17,295,021
		66,141,705
	Automobiles — 5.0%
1,290,688	Ford Motor Co.	13,965,244
435,462	General Motors Co.	19,299,676
603,206	Harley-Davidson, Inc.	22,620,225
173,196	Thor Industries, Inc.	18,383,024
		74,268,169
	Broadline Retail — 7.7%
83,752	Amazon.com, Inc. (a)	15,659,949
965,706	Coupang, Inc. (a)	20,038,399
45,940	Dillard’s, Inc., Class A	18,311,225
301,290	eBay, Inc.	16,754,737
880,015	Kohl’s Corp.	19,061,125
632,235	Macy’s, Inc.	10,925,021
381,368	Nordstrom, Inc.	8,706,631
41,218	Ollie’s Bargain Outlet Holdings, Inc. (a)	4,024,526
		113,481,613
	Commercial Services & Supplies — 0.8%
74,710	Copart, Inc. (a)	3,909,574
165,866	Rollins, Inc.	7,946,640
		11,856,214
	Consumer Staples Distribution & Retail — 2.4%
46,065	BJ’s Wholesale Club Holdings, Inc. (a)	4,051,877
23,802	Costco Wholesale Corp.	19,565,244
30,600	Dollar General Corp.	3,683,934
54,665	Target Corp.	8,222,163
		35,523,218
	Distributors — 1.7%
58,506	Genuine Parts Co.	8,606,818
389,163	LKQ Corp.	16,150,264
		24,757,082
	Diversified Consumer Services — 2.6%
110,274	Bright Horizons Family Solutions, Inc. (a)	13,260,448
19,390	Duolingo, Inc. (a)	3,333,917
57,840	Grand Canyon Education, Inc. (a)	9,020,148
223,841	H&R Block, Inc.	12,969,348
		38,583,861
Shares	Description	Value

	Entertainment — 5.5%
29,040	Electronic Arts, Inc.	$4,383,298
86,330	Live Nation Entertainment, Inc. (a)	8,304,083
17,986	Netflix, Inc. (a)	11,301,503
64,475	Spotify Technology S.A. (a)	22,175,531
149,877	TKO Group Holdings, Inc.	16,389,050
2,175,434	Warner Bros Discovery, Inc. (a)	18,817,504
		81,370,969
	Ground Transportation — 1.8%
286,973	Lyft, Inc., Class A (a)	3,458,024
167,019	Uber Technologies, Inc. (a)	10,767,715
202,249	U-Haul Holding Co.	12,889,329
		27,115,068
	Hotels, Restaurants & Leisure — 18.2%
26,685	Airbnb, Inc., Class A (a)	3,724,159
356,818	Aramark	12,228,153
3,065	Booking Holdings, Inc.	11,386,506
293,743	Boyd Gaming Corp.	17,880,136
305,459	Caesars Entertainment, Inc. (a)	12,203,087
216,149	Carnival Corp. (a)	3,601,042
218,130	Cava Group, Inc. (a)	18,370,909
193,758	Chipotle Mexican Grill, Inc. (a)	10,524,935
57,970	Churchill Downs, Inc.	8,322,173
26,740	Darden Restaurants, Inc.	3,911,795
23,510	Domino’s Pizza, Inc.	10,078,737
212,016	DraftKings, Inc., Class A (a)	7,833,991
488,686	Dutch Bros, Inc., Class A (a)	18,692,239
32,116	Expedia Group, Inc. (a)	4,100,250
55,632	Hilton Worldwide Holdings, Inc.	11,942,521
53,269	Hyatt Hotels Corp., Class A	7,848,122
154,322	Light & Wonder, Inc. (a)	16,543,318
139,016	Marriott Vacations Worldwide Corp.	11,757,973
91,050	MGM Resorts International (a)	3,912,419
215,344	Norwegian Cruise Line Holdings Ltd. (a)	3,968,790
109,970	Planet Fitness, Inc., Class A (a)	8,104,789
126,899	Royal Caribbean Cruises Ltd. (a)	19,887,611
117,825	Texas Roadhouse, Inc.	20,573,423
89,958	Travel + Leisure Co.	4,146,164
38,295	Wingstop, Inc.	14,317,735
45,209	Wynn Resorts Ltd.	3,744,209
		269,605,186
	Household Durables — 8.7%
143,558	D.R. Horton, Inc.	25,830,391
49,672	Garmin Ltd.	8,506,330
134,993	Lennar Corp., Class A	23,884,312
1,600	NVR, Inc. (a)	13,771,968
183,755	PulteGroup, Inc.	24,255,660
See Notes to Financial Statements

First Trust Consumer Discretionary AlphaDEX® Fund (FXD)
Portfolio of Investments (Continued)
July 31, 2024
Shares	Description	Value
COMMON STOCKS (Continued)
	Household Durables (Continued)
175,651	Toll Brothers, Inc.	$25,067,154
79,185	Whirlpool Corp.	8,074,494
		129,390,309
	Leisure Products — 2.7%
69,167	Hasbro, Inc.	4,458,505
497,700	Mattel, Inc. (a)	9,600,633
206,680	Polaris, Inc.	17,212,310
212,125	YETI Holdings, Inc. (a)	8,771,369
		40,042,817
	Media — 7.0%
588,640	Fox Corp., Class A	22,391,866
417,289	Interpublic Group of (The) Cos., Inc.	13,424,187
912,975	Liberty Media Corp.-Liberty SiriusXM (a)	20,551,067
146,765	News Corp., Class A	4,047,779
73,121	Nexstar Media Group, Inc.	13,512,029
90,218	Omnicom Group, Inc.	8,844,973
2,859,581	Sirius XM Holdings, Inc. (b)	9,865,554
124,284	Trade Desk (The), Inc., Class A (a)	11,170,646
		103,808,101
	Passenger Airlines — 3.3%
300,468	Alaska Air Group, Inc. (a)	11,276,564
341,173	Delta Air Lines, Inc.	14,677,263
282,859	Southwest Airlines Co.	7,620,221
332,618	United Airlines Holdings, Inc. (a)	15,107,510
		48,681,558
	Personal Care Products — 1.4%
403,822	Coty, Inc., Class A (a)	4,018,029
96,011	elf Beauty, Inc. (a)	16,569,578
		20,587,607
	Specialty Retail — 17.1%
127,784	Advance Auto Parts, Inc.	8,092,561
101,551	AutoNation, Inc. (a)	19,367,807
1,364	AutoZone, Inc. (a)	4,274,353
207,237	Bath & Body Works, Inc.	7,615,960
96,009	Best Buy Co., Inc.	8,306,699
84,297	Burlington Stores, Inc. (a)	21,944,195
55,172	CarMax, Inc. (a)	4,658,724
157,175	Carvana Co. (a)	20,940,425
75,334	Dick’s Sporting Goods, Inc.	16,298,511
74,265	Five Below, Inc. (a)	5,402,036
508,118	Gap (The), Inc.	11,930,611
80,141	Lithia Motors, Inc.	22,145,362
18,353	Lowe’s Cos., Inc.	4,505,845
Shares	Description	Value

	Specialty Retail (Continued)
34,475	Murphy USA, Inc.	$17,407,117
3,831	O’Reilly Automotive, Inc. (a)	4,315,008
108,610	Penske Automotive Group, Inc.	18,910,087
55,688	Ross Stores, Inc.	7,976,192
147,005	TJX (The) Cos., Inc.	16,614,505
44,959	Tractor Supply Co.	11,838,604
31,460	Ulta Beauty, Inc. (a)	11,479,439
57,319	Williams-Sonoma, Inc.	8,866,103
		252,890,144
	Textiles, Apparel & Luxury Goods — 9.3%
326,473	Carter’s, Inc.	19,767,940
153,501	Columbia Sportswear Co.	12,541,032
110,904	Crocs, Inc. (a)	14,902,170
16,722	Deckers Outdoor Corp. (a)	15,428,219
53,686	NIKE, Inc., Class B	4,018,934
191,097	PVH Corp.	19,489,983
46,227	Ralph Lauren Corp.	8,116,999
234,161	Skechers U.S.A., Inc., Class A (a)	15,250,906
283,687	Tapestry, Inc.	11,373,012
2,426,572	Under Armour, Inc., Class A (a)	16,913,207
		137,802,402
	Trading Companies & Distributors — 0.3%
33,329	SiteOne Landscape Supply, Inc. (a)	4,888,698
	Total Common Stocks	1,480,794,721
	(Cost $1,282,044,639)
MONEY MARKET FUNDS — 0.7%
10,019,632	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 5.11% (c) (d)	10,019,632
852,423	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 5.14% (c)	852,423
	Total Money Market Funds	10,872,055
	(Cost $10,872,055)

	Total Investments — 100.7%	1,491,666,776
	(Cost $1,292,916,694)
	Net Other Assets and Liabilities — (0.7)%	(10,311,516)
	Net Assets — 100.0%	$1,481,355,260

See Notes to Financial Statements

First Trust Consumer Discretionary AlphaDEX® Fund (FXD)
Portfolio of Investments (Continued)
July 31, 2024
(a)	Non-income producing security.
(b)
All or a portion of this security is on loan (see Note 2D -
Securities Lending in the Notes to Financial Statements). The
remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate
value of such securities, including those sold and pending
settlement, is $9,372,118 and the total value of the collateral held by the Fund is $10,019,632.

(c)	Rate shown reflects yield as of July 31, 2024.
(d)	This security serves as collateral for securities on loan.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of July 31, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 7/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 1,480,794,721	$ 1,480,794,721	$ —	$ —
Money Market Funds	10,872,055	10,872,055	—	—
Total Investments	$1,491,666,776	$1,491,666,776	$—	$—

*	See Portfolio of Investments for industry breakout.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities(1)	$9,372,118
Non-cash Collateral(2)	(9,372,118)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At July 31, 2024, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
See Notes to Financial Statements

First Trust Consumer Staples AlphaDEX® Fund (FXG)
Portfolio of Investments
July 31, 2024

Shares	Description	Value
COMMON STOCKS — 99.8%
	Beverages — 11.7%
11,002	Boston Beer (The) Co., Inc., Class A (a)	$3,082,870
155,415	Brown-Forman Corp., Class B	7,018,541
52,728	Coca-Cola (The) Co.	3,519,067
6,187	Coca-Cola Consolidated, Inc.	7,089,622
200,968	Keurig Dr Pepper, Inc.	6,889,183
330,138	Molson Coors Beverage Co., Class B	17,447,793
67,190	Monster Beverage Corp. (a)	3,456,926
		48,504,002
	Chemicals — 0.8%
62,220	Corteva, Inc.	3,490,542
	Consumer Staples Distribution & Retail — 11.7%
43,979	Casey’s General Stores, Inc.	17,056,815
151,726	Grocery Outlet Holding Corp. (a)	2,967,761
201,654	Kroger (The) Co.	10,990,143
101,534	Performance Food Group Co. (a)	7,005,846
47,012	Sysco Corp.	3,603,470
126,695	US Foods Holding Corp. (a)	6,890,941
		48,514,976
	Food Products — 54.8%
222,079	Archer-Daniels-Midland Co.	13,771,119
157,169	Bunge Global S.A.	16,538,894
222,806	Campbell Soup Co.	10,440,689
472,369	Conagra Brands, Inc.	14,322,228
456,623	Darling Ingredients, Inc. (a)	18,141,632
129,691	Freshpet, Inc. (a)	15,783,395
159,162	General Mills, Inc.	10,686,137
36,514	Hershey (The) Co.	7,210,785
330,224	Hormel Foods Corp.	10,603,493
117,043	Ingredion, Inc.	14,556,638
123,117	J.M. Smucker (The) Co.	14,521,650
416,659	Kraft Heinz (The) Co.	14,670,563
159,667	Lamb Weston Holdings, Inc.	9,583,213
102,572	Mondelez International, Inc., Class A	7,010,796
435,981	Pilgrim’s Pride Corp. (a)	17,975,496
128,886	Post Holdings, Inc. (a)	14,094,973
5,310	Seaboard Corp.	17,246,402
		227,158,103
	Health Care Providers & Services — 10.1%
44,688	Cencora, Inc.	10,630,381
227,307	CVS Health Corp.	13,713,431
28,732	McKesson Corp.	17,728,219
		42,072,031
Shares	Description	Value

	Household Products — 7.3%
103,757	Colgate-Palmolive Co.	$10,291,657
48,569	Kimberly-Clark Corp.	6,559,243
20,350	Procter & Gamble (The) Co.	3,271,466
359,847	Reynolds Consumer Products, Inc.	10,010,944
		30,133,310
	Personal Care Products — 0.8%
184,608	Kenvue, Inc.	3,413,402
	Tobacco — 2.6%
221,044	Altria Group, Inc.	10,833,366
	Total Common Stocks	414,119,732
	(Cost $397,516,941)
MONEY MARKET FUNDS — 0.2%
719,170	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 5.14% (b)	719,170
	(Cost $719,170)

	Total Investments — 100.0%	414,838,902
	(Cost $398,236,111)
	Net Other Assets and Liabilities — 0.0%	108,755
	Net Assets — 100.0%	$414,947,657

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of July 31, 2024.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of July 31, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 7/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 414,119,732	$ 414,119,732	$ —	$ —
Money Market Funds	719,170	719,170	—	—
Total Investments	$414,838,902	$414,838,902	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Energy AlphaDEX® Fund (FXN)
Portfolio of Investments
July 31, 2024

Shares	Description	Value
COMMON STOCKS — 99.9%
	Energy Equipment & Services — 13.8%
129,047	Baker Hughes Co.	$4,996,700
403,068	Halliburton Co.	13,978,398
1,193,734	NOV, Inc.	24,853,542
192,389	Schlumberger N.V.	9,290,465
173,565	TechnipFMC PLC	5,120,168
148,261	Weatherford International PLC (a)	17,474,041
		75,713,314
	Oil, Gas & Consumable Fuels — 85.3%
307,916	Antero Midstream Corp.	4,421,674
139,091	Antero Resources Corp. (a)	4,036,421
616,654	APA Corp.	19,233,438
51,913	Cheniere Energy, Inc.	9,481,390
276,110	Chesapeake Energy Corp.	21,075,476
116,071	Chevron Corp.	18,625,913
135,328	Chord Energy Corp.	23,230,404
328,888	Civitas Resources, Inc.	22,943,227
119,048	ConocoPhillips	13,238,138
680,704	Coterra Energy, Inc.	17,562,163
383,012	Devon Energy Corp.	18,013,054
90,688	Diamondback Energy, Inc.	18,347,089
127,792	DT Midstream, Inc.	9,630,405
144,238	EOG Resources, Inc.	18,289,378
368,186	EQT Corp.	12,706,099
118,276	Exxon Mobil Corp.	14,026,351
425,442	HF Sinclair Corp.	21,897,500
456,838	Kinder Morgan, Inc.	9,652,987
633,225	Marathon Oil Corp.	17,761,961
78,481	Marathon Petroleum Corp.	13,892,707
380,745	Matador Resources Co.	23,408,203
412,982	New Fortress Energy, Inc. (b)	8,152,265
144,013	Occidental Petroleum Corp.	8,758,871
55,647	ONEOK, Inc.	4,637,065
484,167	Ovintiv, Inc.	22,484,715
843,086	Permian Resources Corp.	12,932,939
96,447	Phillips 66	14,031,110
406,073	Range Resources Corp.	12,681,660
70,504	Targa Resources Corp.	9,537,781
6,277	Texas Pacific Land Corp.	5,303,437
144,767	Valero Energy Corp.	23,411,719
241,870	Viper Energy, Inc.	10,320,593
106,789	Williams (The) Cos., Inc.	4,585,520
		468,311,653
Shares	Description	Value

	Semiconductors & Semiconductor Equipment — 0.8%
20,125	First Solar, Inc. (a)	$4,346,799
	Total Common Stocks	548,371,766
	(Cost $547,951,518)
MONEY MARKET FUNDS — 0.1%
422,329	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 5.14% (c)	422,329
	(Cost $422,329)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 1.2%
$3,332,761	Bank of America Corp., 5.34% (c), dated 07/31/24, due 08/01/24, with a maturity value of $3,333,255. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.38%, due 07/31/26 to 02/15/38. The value of the collateral including accrued interest is $3,399,417. (d)	3,332,761
3,202,066	Mizuho Financial Group, Inc., 5.33% (c), dated 07/31/24, due 08/01/24, with a maturity value of $3,202,540. Collateralized by U.S. Treasury Securities, interest rates of 0.38% to 4.38%, due 09/15/24 to 08/15/30. The value of the collateral including accrued interest is $3,266,108. (d)	3,202,066
	Total Repurchase Agreements	6,534,827
	(Cost $6,534,827)

	Total Investments — 101.2%	555,328,922
	(Cost $554,908,674)
	Net Other Assets and Liabilities — (1.2)%	(6,539,320)
	Net Assets — 100.0%	$548,789,602

See Notes to Financial Statements

First Trust Energy AlphaDEX® Fund (FXN)
Portfolio of Investments (Continued)
July 31, 2024
(a)	Non-income producing security.
(b)
All or a portion of this security is on loan (see Note 2D -
Securities Lending in the Notes to Financial Statements). The
remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate
value of such securities, including those sold and pending
settlement, is $6,470,101 and the total value of the collateral held by the Fund is $6,534,827.

(c)	Rate shown reflects yield as of July 31, 2024.
(d)	This security serves as collateral for securities on loan.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of July 31, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 7/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 548,371,766	$ 548,371,766	$ —	$ —
Money Market Funds	422,329	422,329	—	—
Repurchase Agreements	6,534,827	—	6,534,827	—
Total Investments	$555,328,922	$548,794,095	$6,534,827	$—

*	See Portfolio of Investments for industry breakout.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities(1)	$6,470,101
Non-cash Collateral(2)	(6,470,101)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At July 31, 2024, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(3)	$6,534,827
Non-cash Collateral(4)	(6,534,827)
Net Amount	$—

(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At July 31, 2024, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust Financials AlphaDEX® Fund (FXO)
Portfolio of Investments
July 31, 2024

Shares	Description	Value
COMMON STOCKS — 99.9%
	Banks — 27.5%
132,207	Bank of America Corp.	$5,329,264
256,482	Bank OZK	12,026,441
57,376	BOK Financial Corp.	5,900,548
130,490	Citigroup, Inc.	8,466,191
145,929	Citizens Financial Group, Inc.	6,226,791
528,693	Columbia Banking System, Inc.	13,830,609
162,248	Comerica, Inc.	8,892,813
25,869	Cullen/Frost Bankers, Inc.	3,028,225
113,083	East West Bancorp, Inc.	9,938,865
768,693	F.N.B. Corp.	11,791,751
144,092	Fifth Third Bancorp	6,100,855
4,918	First Citizens BancShares, Inc., Class A	10,267,259
253,270	First Hawaiian, Inc.	6,341,881
525,118	First Horizon Corp.	8,785,224
797,853	Huntington Bancshares, Inc.	11,927,902
12,999	JPMorgan Chase & Co.	2,766,187
185,005	KeyCorp	2,984,131
69,475	M&T Bank Corp.	11,961,511
1,070,742	NU Holdings Ltd., Class A (a)	12,988,101
65,692	Pinnacle Financial Partners, Inc.	6,327,454
33,818	PNC Financial Services Group (The), Inc.	6,124,440
118,916	Popular, Inc.	12,204,349
85,998	Prosperity Bancshares, Inc.	6,236,575
262,368	Regions Financial Corp.	5,869,172
65,412	Synovus Financial Corp.	3,058,011
132,440	U.S. Bancorp	5,943,907
241,241	Webster Financial Corp.	11,970,378
88,532	Wells Fargo & Co.	5,253,489
131,824	Western Alliance Bancorp	10,606,559
53,347	Wintrust Financial Corp.	5,772,145
190,942	Zions Bancorp N.A.	9,865,973
		248,787,001
	Capital Markets — 26.0%
88,343	Affiliated Managers Group, Inc.	16,398,228
19,386	Ameriprise Financial, Inc.	8,337,337
39,450	Ares Management Corp., Class A	6,043,740
87,792	Bank of New York Mellon (The) Corp.	5,712,625
21,236	Blackstone, Inc.	3,018,697
466,543	Blue Owl Capital, Inc.	8,896,975
15,459	Cboe Global Markets, Inc.	2,836,881
35,674	Charles Schwab (The) Corp.	2,325,588
23,660	Coinbase Global, Inc., Class A (a)	5,308,358
470,503	Franklin Resources, Inc.	10,760,404
30,514	Goldman Sachs Group (The), Inc.	15,532,541
Shares	Description	Value

	Capital Markets (Continued)
38,987	Houlihan Lokey, Inc.	$5,857,797
409,429	Janus Henderson Group PLC	15,243,042
277,368	Jefferies Financial Group, Inc.	16,217,707
131,148	KKR & Co., Inc.	16,190,221
68,857	Lazard, Inc.	3,385,699
49,416	LPL Financial Holdings, Inc.	10,946,632
6,247	Moody’s Corp.	2,851,630
108,198	Morgan Stanley	11,167,116
8,885	Morningstar, Inc.	2,822,320
31,305	Northern Trust Corp.	2,775,188
162,556	SEI Investments Co.	11,027,799
111,906	State Street Corp.	9,508,653
119,695	T. Rowe Price Group, Inc.	13,670,366
199,786	TPG, Inc.	10,187,088
78,124	Tradeweb Markets, Inc., Class A	8,724,888
234,203	Virtu Financial, Inc., Class A	6,398,426
149,457	XP, Inc., Class A	2,557,209
		234,703,155
	Consumer Finance — 3.6%
347,917	Ally Financial, Inc.	15,659,744
216,863	OneMain Holdings, Inc.	11,333,260
252,904	SLM Corp.	5,738,392
		32,731,396
	Financial Services — 7.8%
116,894	Apollo Global Management, Inc.	14,647,987
33,927	Berkshire Hathaway, Inc., Class B (a)	14,876,989
284,380	Corebridge Financial, Inc.	8,403,429
257,359	Equitable Holdings, Inc.	11,223,426
640,458	MGIC Investment Corp.	15,908,977
379,354	UWM Holdings Corp.	3,186,574
36,950	Voya Financial, Inc.	2,687,373
		70,934,755
	Insurance — 32.5%
92,723	Aflac, Inc.	8,843,920
65,863	Allstate (The) Corp.	11,270,477
21,369	American Financial Group, Inc.	2,798,484
141,644	American International Group, Inc.	11,222,454
136,802	Arch Capital Group Ltd. (a)	13,102,896
31,936	Arthur J. Gallagher & Co.	9,053,537
31,627	Assurant, Inc.	5,530,613
178,896	Assured Guaranty Ltd.	14,735,663
117,214	Axis Capital Holdings Ltd.	8,878,960
117,611	Brown & Brown, Inc.	11,694,062
32,464	Chubb Ltd.	8,949,026
116,867	Cincinnati Financial Corp.	15,265,167
179,751	CNA Financial Corp.	8,836,559
36,224	Everest Group Ltd.	14,231,323
53,194	Fidelity National Financial, Inc.	2,947,480
97,459	First American Financial Corp.	5,904,066
See Notes to Financial Statements

First Trust Financials AlphaDEX® Fund (FXO)
Portfolio of Investments (Continued)
July 31, 2024
Shares	Description	Value
COMMON STOCKS (Continued)
	Insurance (Continued)
127,804	Globe Life, Inc.	$11,852,543
82,367	Hartford Financial Services Group (The), Inc.	9,136,148
338,127	Lincoln National Corp.	11,259,629
140,697	Loews Corp.	11,248,725
8,761	Markel Group, Inc. (a)	14,357,965
12,475	Marsh & McLennan Cos., Inc.	2,776,561
170,158	Old Republic International Corp.	5,890,870
66,447	Progressive (The) Corp.	14,227,632
12,806	Reinsurance Group of America, Inc.	2,886,857
61,752	RenaissanceRe Holdings Ltd.	14,320,906
181,588	Ryan Specialty Holdings, Inc.	11,184,005
12,929	Travelers (The) Cos., Inc.	2,798,353
205,746	Unum Group	11,836,567
50,183	W.R. Berkley Corp.	2,766,589
7,595	White Mountains Insurance Group Ltd.	13,564,670
		293,372,707
	Mortgage REITs — 2.5%
868,042	AGNC Investment Corp.	8,689,101
963,861	Rithm Capital Corp.	11,190,426
138,802	Starwood Property Trust, Inc.	2,769,100
		22,648,627
	Total Common Stocks	903,177,641
	(Cost $753,405,054)
MONEY MARKET FUNDS — 0.1%
863,354	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 5.14% (b)	863,354
	(Cost $863,354)

	Total Investments — 100.0%	904,040,995
	(Cost $754,268,408)
	Net Other Assets and Liabilities — 0.0%	141,304
	Net Assets — 100.0%	$904,182,299

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of July 31, 2024.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of July 31, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 7/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 903,177,641	$ 903,177,641	$ —	$ —
Money Market Funds	863,354	863,354	—	—
Total Investments	$904,040,995	$904,040,995	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Health Care AlphaDEX® Fund (FXH)
Portfolio of Investments
July 31, 2024

Shares	Description	Value
COMMON STOCKS — 100.0%
	Biotechnology — 23.7%
29,418	AbbVie, Inc.	$5,451,744
110,742	Alnylam Pharmaceuticals, Inc. (a)	26,296,795
68,901	Amgen, Inc.	22,907,515
65,297	Biogen, Inc. (a)	13,921,320
958,086	Exelixis, Inc. (a)	22,467,117
355,133	Incyte Corp. (a)	23,108,504
317,604	Ionis Pharmaceuticals, Inc. (a)	15,708,694
248,502	Natera, Inc. (a)	25,444,120
156,375	Neurocrine Biosciences, Inc. (a)	22,138,009
20,483	Regeneron Pharmaceuticals, Inc. (a)	22,105,049
2,545,907	Roivant Sciences Ltd. (a)	27,623,091
170,318	Sarepta Therapeutics, Inc. (a)	24,226,032
84,477	United Therapeutics Corp. (a)	26,465,799
45,930	Vertex Pharmaceuticals, Inc. (a)	22,768,420
		300,632,209
	Commercial Services & Supplies — 0.0%
1	Veralto Corp.	107
	Health Care Equipment & Supplies — 17.7%
103,591	Abbott Laboratories	10,974,431
20,899	Align Technology, Inc. (a)	4,846,060
321,797	Baxter International, Inc.	11,526,768
46,057	Becton Dickinson & Co.	11,102,500
57,797	Cooper (The) Cos., Inc. (a)	5,394,194
202,556	DENTSPLY SIRONA, Inc.	5,497,370
116,532	Edwards Lifesciences Corp. (a)	7,347,343
334,890	Enovis Corp. (a)	15,954,160
303,408	Envista Holdings Corp. (a)	5,179,175
138,143	GE HealthCare Technologies, Inc.	11,691,042
73,670	Globus Medical, Inc., Class A (a)	5,301,293
144,971	Hologic, Inc. (a)	11,831,083
53,341	Insulet Corp. (a)	10,366,823
48,394	Intuitive Surgical, Inc. (a)	21,516,456
192,314	Medtronic PLC	15,446,660
56,233	ResMed, Inc.	11,991,687
22,983	STERIS PLC	5,487,421
44,488	Stryker Corp.	14,567,596
71,968	Teleflex, Inc.	15,899,171
198,362	Zimmer Biomet Holdings, Inc.	22,087,609
		224,008,842
	Health Care Providers & Services — 30.2%
153,956	Cardinal Health, Inc.	15,523,384
405,886	Centene Corp. (a)	31,220,751
27,898	Chemed Corp.	15,906,324
Shares	Description	Value

	Health Care Providers & Services (Continued)
65,124	Cigna Group (The)	$22,706,785
194,200	DaVita, Inc. (a)	26,531,604
49,663	Elevance Health, Inc.	26,422,206
176,443	Encompass Health Corp.	16,398,612
67,007	HCA Healthcare, Inc.	24,326,891
236,147	Henry Schein, Inc. (a)	16,988,415
40,511	Humana, Inc.	14,649,183
52,892	Labcorp Holdings, Inc.	11,395,053
50,915	Molina Healthcare, Inc. (a)	17,375,762
1,441,362	Premier, Inc., Class A	30,239,775
157,278	Quest Diagnostics, Inc.	22,380,659
401,725	R1 RCM, Inc. (a)	5,174,218
202,287	Tenet Healthcare Corp. (a)	30,282,364
42,274	UnitedHealth Group, Inc.	24,356,588
145,516	Universal Health Services, Inc., Class B	31,105,500
		382,984,074
	Health Care Technology — 0.9%
384,844	Doximity, Inc., Class A (a)	10,775,632
	Life Sciences Tools & Services — 11.6%
83,037	Agilent Technologies, Inc.	11,741,432
238,004	Avantor, Inc. (a)	6,366,607
18,476	Bio-Rad Laboratories, Inc., Class A (a)	6,251,539
70,421	Bio-Techne Corp.	5,745,649
237,220	Bruker Corp.	16,251,942
73,274	Charles River Laboratories International, Inc. (a)	17,886,183
20,195	Danaher Corp.	5,595,631
50,909	IQVIA Holdings, Inc. (a)	12,535,323
65,340	Medpace Holdings, Inc. (a)	24,993,857
368,386	QIAGEN N.V.	16,389,493
102,652	Revvity, Inc.	12,894,118
9,125	Thermo Fisher Scientific, Inc.	5,596,728
15,318	West Pharmaceutical Services, Inc.	4,689,912
		146,938,414
	Pharmaceuticals — 15.9%
29,722	Eli Lilly & Co.	23,904,513
157,163	Intra-Cellular Therapies, Inc. (a)	12,371,871
252,134	Jazz Pharmaceuticals PLC (a)	27,797,774
103,565	Johnson & Johnson	16,347,735
86,947	Merck & Co., Inc.	9,836,314
1,040,009	Organon & Co.	22,734,597
838,325	Perrigo Co. PLC	23,699,448
180,331	Pfizer, Inc.	5,507,309
816,390	Royalty Pharma PLC, Class A	22,997,706
See Notes to Financial Statements

First Trust Health Care AlphaDEX® Fund (FXH)
Portfolio of Investments (Continued)
July 31, 2024
Shares	Description	Value
COMMON STOCKS (Continued)
	Pharmaceuticals (Continued)
2,531,536	Viatris, Inc.	$30,530,324
29,105	Zoetis, Inc.	5,240,064
		200,967,655
	Total Common Stocks	1,266,306,933
	(Cost $1,107,893,898)
MONEY MARKET FUNDS — 0.1%
654,823	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 5.14% (b)	654,823
	(Cost $654,823)

	Total Investments — 100.1%	1,266,961,756
	(Cost $1,108,548,721)
	Net Other Assets and Liabilities — (0.1)%	(649,183)
	Net Assets — 100.0%	$1,266,312,573

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of July 31, 2024.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of July 31, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 7/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 1,266,306,933	$ 1,266,306,933	$ —	$ —
Money Market Funds	654,823	654,823	—	—
Total Investments	$1,266,961,756	$1,266,961,756	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Industrials/Producer Durables AlphaDEX® Fund (FXR)
Portfolio of Investments
July 31, 2024

Shares	Description	Value
COMMON STOCKS — 100.0%
	Aerospace & Defense — 10.7%
43,898	Axon Enterprise, Inc. (a)	$13,169,839
135,970	BWX Technologies, Inc.	13,527,655
15,889	Curtiss-Wright Corp.	4,682,488
14,840	General Dynamics Corp.	4,432,856
112,355	General Electric Co.	19,122,821
99,843	HEICO Corp.	24,096,110
287,596	Howmet Aerospace, Inc.	27,522,937
72,510	Huntington Ingalls Industries, Inc.	20,301,350
19,173	L3Harris Technologies, Inc.	4,350,162
19,119	Lockheed Martin Corp.	10,360,968
42,889	RTX Corp.	5,039,029
543,382	Spirit AeroSystems Holdings, Inc., Class A (a)	19,697,598
208,024	Textron, Inc.	19,325,430
13,981	TransDigm Group, Inc.	18,094,490
24,693	Woodward, Inc.	3,851,861
		207,575,594
	Air Freight & Logistics — 2.1%
34,504	Expeditors International of Washington, Inc.	4,306,789
59,568	FedEx Corp.	18,004,428
176,842	GXO Logistics, Inc. (a)	9,899,615
65,256	United Parcel Service, Inc., Class B	8,507,425
		40,718,257
	Building Products — 12.3%
157,952	A.O. Smith Corp.	13,432,238
204,733	AAON, Inc.	18,125,013
55,679	Advanced Drainage Systems, Inc.	9,857,410
75,586	Allegion PLC	10,340,921
114,071	Armstrong World Industries, Inc.	14,988,929
211,975	AZEK (The) Co., Inc. (a)	9,515,558
161,305	Builders FirstSource, Inc. (a)	26,997,618
44,078	Carlisle Cos., Inc.	18,450,169
198,911	Fortune Brands Innovations, Inc.	16,073,998
350,062	Hayward Holdings, Inc. (a)	5,177,417
64,776	Johnson Controls International PLC	4,634,075
33,385	Lennox International, Inc.	19,480,148
133,950	Masco Corp.	10,428,008
128,517	Owens Corning	23,952,998
76,647	Simpson Manufacturing Co., Inc.	14,723,122
67,873	Trane Technologies PLC	22,688,586
		238,866,208
	Chemicals — 1.6%
243,492	Dow, Inc.	13,263,009
53,493	DuPont de Nemours, Inc.	4,477,364
Shares	Description	Value

	Chemicals (Continued)
70,940	PPG Industries, Inc.	$9,007,961
39,988	RPM International, Inc.	4,856,943
		31,605,277
	Commercial Services & Supplies — 2.1%
18,445	Cintas Corp.	14,090,873
22,941	MSA Safety, Inc.	4,327,820
109,186	Tetra Tech, Inc.	23,282,822
		41,701,515
	Construction & Engineering — 5.4%
73,413	Comfort Systems USA, Inc.	24,403,949
61,154	EMCOR Group, Inc.	22,959,658
889,488	MDU Resources Group, Inc.	23,962,807
87,868	Quanta Services, Inc.	23,318,410
237,260	WillScot Holdings Corp. (a)	9,727,660
		104,372,484
	Construction Materials — 2.2%
82,135	Eagle Materials, Inc.	22,365,360
32,966	Martin Marietta Materials, Inc.	19,560,376
		41,925,736
	Consumer Finance — 3.5%
96,421	American Express Co.	24,398,370
129,008	Capital One Financial Corp.	19,531,811
473,113	Synchrony Financial	24,029,409
		67,959,590
	Containers & Packaging — 7.7%
913,137	Amcor PLC	9,615,333
63,423	AptarGroup, Inc.	9,321,912
148,790	Ball Corp.	9,497,266
303,501	Berry Global Group, Inc.	19,946,086
120,048	Crown Holdings, Inc.	10,648,258
851,819	Graphic Packaging Holding Co.	25,639,752
70,757	Packaging Corp. of America	14,142,201
123,763	Sealed Air Corp.	4,709,182
421,946	Silgan Holdings, Inc.	21,700,683
440,186	Sonoco Products Co.	23,734,829
		148,955,502
	Diversified Consumer Services — 0.9%
2,350,121	ADT, Inc.	18,283,941
	Electrical Equipment — 2.5%
73,977	Acuity Brands, Inc.	18,594,119
25,826	AMETEK, Inc.	4,480,294
39,087	Emerson Electric Co.	4,577,479
11,782	Hubbell, Inc.	4,661,548
See Notes to Financial Statements

First Trust Industrials/Producer Durables AlphaDEX® Fund (FXR)
Portfolio of Investments (Continued)
July 31, 2024
Shares	Description	Value
COMMON STOCKS (Continued)
	Electrical Equipment (Continued)
168,611	nVent Electric PLC	$12,246,217
31,842	Regal Rexnord Corp.	5,116,373
		49,676,030
	Electronic Equipment, Instruments & Components — 3.1%
210,312	Crane NXT Co.	13,224,419
31,487	Keysight Technologies, Inc. (a)	4,394,641
34,940	Littelfuse, Inc.	9,332,823
46,034	Teledyne Technologies, Inc. (a)	19,419,903
338,148	Vontier Corp.	13,265,546
		59,637,332
	Financial Services — 4.9%
86,286	Euronet Worldwide, Inc. (a)	8,800,309
59,918	Fiserv, Inc. (a)	9,800,787
230,881	Global Payments, Inc.	23,466,745
53,792	Jack Henry & Associates, Inc.	9,224,252
222,598	PayPal Holdings, Inc. (a)	14,642,497
243,502	Shift4 Payments, Inc., Class A (a)	16,750,503
1,057,061	Western Union (The) Co.	12,568,455
		95,253,548
	Ground Transportation — 6.1%
386,166	CSX Corp.	13,554,427
80,732	J.B. Hunt Transport Services, Inc.	13,978,746
357,790	Knight-Swift Transportation Holdings, Inc.	19,474,510
23,340	Landstar System, Inc.	4,440,435
144,179	Ryder System, Inc.	20,208,129
9,078	Saia, Inc. (a)	3,793,242
924,096	Schneider National, Inc., Class B	24,867,423
19,029	Union Pacific Corp.	4,695,025
121,688	XPO, Inc. (a)	13,980,734
		118,992,671
	Household Durables — 0.8%
33,528	TopBuild Corp. (a)	16,044,489
	Industrial Conglomerates — 0.2%
20,164	Honeywell International, Inc.	4,128,579
	IT Services — 0.2%
14,190	Accenture PLC, Class A	4,691,498
	Leisure Products — 1.3%
306,804	Brunswick Corp.	24,989,186
	Machinery — 18.4%
228,097	AGCO Corp.	21,536,919
Shares	Description	Value

	Machinery (Continued)
294,152	Allison Transmission Holdings, Inc.	$26,058,926
38,779	Caterpillar, Inc.	13,425,290
2,203,964	CNH Industrial N.V.	23,472,216
32,246	Cummins, Inc.	9,409,383
47,803	Deere & Co.	17,781,760
180,510	Donaldson Co., Inc.	13,505,758
98,980	Dover Corp.	18,238,055
94,571	Esab Corp.	9,608,413
89,518	Flowserve Corp.	4,525,135
120,518	Fortive Corp.	8,659,218
1,412,156	Gates Industrial Corp. PLC (a)	26,251,980
112,644	Graco, Inc.	9,580,372
44,387	IDEX Corp.	9,253,802
18,172	Illinois Tool Works, Inc.	4,493,572
69,132	ITT, Inc.	9,779,413
47,341	Lincoln Electric Holdings, Inc.	9,724,315
145,672	Middleby (The) Corp. (a)	19,750,210
18,564	Nordson Corp.	4,647,126
206,341	Oshkosh Corp.	22,418,950
216,884	PACCAR, Inc.	21,397,775
17,656	Parker-Hannifin Corp.	9,907,841
168,478	Pentair PLC	14,804,162
85,411	Snap-on, Inc.	24,515,519
27,244	Westinghouse Air Brake Technologies Corp.	4,390,371
		357,136,481
	Marine Transportation — 0.7%
107,886	Kirby Corp. (a)	13,257,032
	Metals & Mining — 0.8%
232,954	ATI, Inc. (a)	15,773,315
	Paper & Forest Products — 0.8%
156,896	Louisiana-Pacific Corp.	15,400,911
	Professional Services — 4.3%
145,069	Booz Allen Hamilton Holding Corp.	20,789,838
41,434	FTI Consulting, Inc. (a)	9,031,369
693,574	Genpact Ltd.	24,046,211
30,819	Jacobs Solutions, Inc.	4,510,361
201,893	Robert Half, Inc.	12,959,512
47,922	Verisk Analytics, Inc.	12,543,583
		83,880,874
	Semiconductors & Semiconductor Equipment — 0.6%
98,922	MKS Instruments, Inc.	12,454,280
	Software — 1.0%
11,996	Fair Isaac Corp. (a)	19,193,600
See Notes to Financial Statements

First Trust Industrials/Producer Durables AlphaDEX® Fund (FXR)
Portfolio of Investments (Continued)
July 31, 2024
Shares	Description	Value
COMMON STOCKS (Continued)
	Trading Companies & Distributors — 5.8%
469,727	Air Lease Corp.	$23,307,854
263,941	Core & Main, Inc., Class A (a)	14,112,925
46,115	Ferguson PLC	10,267,505
225,205	MSC Industrial Direct Co., Inc., Class A	20,031,985
27,617	United Rentals, Inc.	20,908,831
4,772	W.W. Grainger, Inc.	4,661,337
112,672	WESCO International, Inc.	19,711,966
		113,002,403
	Total Common Stocks	1,945,476,333
	(Cost $1,589,147,876)
MONEY MARKET FUNDS — 0.0%
1,130,433	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 5.14% (b)	1,130,433
	(Cost $1,130,433)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.0%
$4,857	Bank of America Corp., 5.34% (b), dated 07/31/24, due 08/01/24, with a maturity value of $4,858. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.38%, due 07/31/26 to 02/15/38. The value of the collateral including accrued interest is $4,954. (c)	4,857
	(Cost $4,857)

	Total Investments — 100.0%	1,946,611,623
	(Cost $1,590,283,166)
	Net Other Assets and Liabilities — (0.0)%	(747,024)
	Net Assets — 100.0%	$1,945,864,599

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of July 31, 2024.
(c)	This security serves as collateral for securities on loan.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of July 31, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 7/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 1,945,476,333	$ 1,945,476,333	$ —	$ —
Money Market Funds	1,130,433	1,130,433	—	—
Repurchase Agreements	4,857	—	4,857	—
Total Investments	$1,946,611,623	$1,946,606,766	$4,857	$—

*	See Portfolio of Investments for industry breakout.
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(1)	$4,857
Non-cash Collateral(2)	(4,857)
Net Amount	$—

(1)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(2)	At July 31, 2024, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust Materials AlphaDEX® Fund (FXZ)
Portfolio of Investments
July 31, 2024

Shares	Description	Value
COMMON STOCKS — 99.9%
	Aerospace & Defense — 0.8%
48,752	Hexcel Corp.	$3,227,870
	Chemicals — 51.9%
35,395	Air Products and Chemicals, Inc.	9,338,971
95,619	Albemarle Corp. (a)	8,956,632
96,662	Ashland, Inc.	9,342,382
128,973	Celanese Corp.	18,204,539
187,772	CF Industries Holdings, Inc.	14,343,903
134,891	Chemours (The) Co.	3,260,315
142,061	Eastman Chemical Co.	14,679,163
38,375	Ecolab, Inc.	8,852,729
112,261	Element Solutions, Inc.	3,025,434
302,296	FMC Corp.	17,641,995
305,614	Huntsman Corp.	7,313,343
31,977	International Flavors & Fragrances, Inc.	3,181,072
15,859	Linde PLC	7,192,056
145,490	LyondellBasell Industries N.V., Class A	14,470,435
601,977	Mosaic (The) Co.	17,920,855
26,995	NewMarket Corp.	15,140,686
295,179	Olin Corp.	13,463,114
46,795	Scotts Miracle-Gro (The) Co.	3,678,087
48,052	Westlake Corp.	7,104,969
		197,110,680
	Containers & Packaging — 4.4%
41,772	Avery Dennison Corp.	9,057,423
161,271	International Paper Co.	7,495,876
		16,553,299
	Machinery — 6.0%
25,795	RBC Bearings, Inc. (b)	7,502,218
173,689	Timken (The) Co.	15,102,258
		22,604,476
	Metals & Mining — 32.1%
76,534	Alcoa Corp.	2,528,683
904,333	Cleveland-Cliffs, Inc. (b)	13,881,512
143,186	Freeport-McMoRan, Inc.	6,502,076
239,160	MP Materials Corp. (b)	3,233,443
72,714	Newmont Corp.	3,568,076
110,052	Nucor Corp.	17,931,873
60,914	Reliance, Inc.	18,551,968
72,974	Royal Gold, Inc.	10,079,169
84,774	Southern Copper Corp.	9,037,756
134,340	Steel Dynamics, Inc.	17,896,775
460,241	United States Steel Corp.	18,911,303
		122,122,634
	Specialty Retail — 2.6%
211,423	Valvoline, Inc. (b)	9,831,170
Shares	Description	Value

	Trading Companies & Distributors — 2.1%
110,739	Fastenal Co.	$7,834,784
	Total Common Stocks	379,284,913
	(Cost $397,834,589)
MONEY MARKET FUNDS — 0.1%
508,863	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 5.14% (c)	508,863
	(Cost $508,863)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.0%
$160,172	Bank of America Corp., 5.34% (c), dated 07/31/24, due 08/01/24, with a maturity value of $160,196. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.38%, due 07/31/26 to 02/15/38. The value of the collateral including accrued interest is $163,375. (d)	160,172
	(Cost $160,172)

	Total Investments — 100.0%	379,953,948
	(Cost $398,503,624)
	Net Other Assets and Liabilities — (0.0)%	(90,298)
	Net Assets — 100.0%	$379,863,650

(a)
All or a portion of this security is on loan (see Note 2D -
Securities Lending in the Notes to Financial Statements). The
remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate
value of such securities, including those sold and pending
settlement, is $134,416 and the total value of the collateral held by the Fund is $160,172.

(b)	Non-income producing security.
(c)	Rate shown reflects yield as of July 31, 2024.
(d)	This security serves as collateral for securities on loan.
See Notes to Financial Statements

First Trust Materials AlphaDEX® Fund (FXZ)
Portfolio of Investments (Continued)
July 31, 2024

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of July 31, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 7/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 379,284,913	$ 379,284,913	$ —	$ —
Money Market Funds	508,863	508,863	—	—
Repurchase Agreements	160,172	—	160,172	—
Total Investments	$379,953,948	$379,793,776	$160,172	$—

*	See Portfolio of Investments for industry breakout.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities(1)	$134,416
Non-cash Collateral(2)	(134,416)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At July 31, 2024, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(3)	$160,172
Non-cash Collateral(4)	(160,172)
Net Amount	$—

(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At July 31, 2024, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust Technology AlphaDEX® Fund (FXL)
Portfolio of Investments
July 31, 2024

Shares	Description	Value
COMMON STOCKS — 100.0%
	Communications Equipment — 1.1%
74,534	F5, Inc. (a)	$15,178,104
	Electrical Equipment — 1.5%
259,496	Vertiv Holdings Co., Class A	20,422,335
	Electronic Equipment, Instruments & Components — 9.4%
266,760	Amphenol Corp., Class A	17,141,998
186,027	Arrow Electronics, Inc. (a)	23,009,680
436,291	Avnet, Inc.	23,455,004
19,117	CDW Corp.	4,169,609
110,141	Corning, Inc.	4,406,741
212,960	IPG Photonics Corp. (a)	17,121,984
165,196	Jabil, Inc.	18,612,633
155,734	TD SYNNEX Corp.	18,558,821
		126,476,470
	Financial Services — 1.7%
871,734	Toast, Inc., Class A (a)	22,804,562
	Hotels, Restaurants & Leisure — 0.7%
82,606	DoorDash, Inc., Class A (a)	9,146,136
	Interactive Media & Services — 6.0%
123,330	Alphabet, Inc., Class A	21,156,028
191,800	IAC, Inc. (a)	10,128,958
295,781	Match Group, Inc. (a)	11,281,087
44,553	Meta Platforms, Inc., Class A	21,155,101
509,748	Pinterest, Inc., Class A (a)	16,286,449
		80,007,623
	IT Services — 11.9%
199,508	Akamai Technologies, Inc. (a)	19,607,646
227,719	Amdocs Ltd.	19,918,581
51,659	Cloudflare, Inc., Class A (a)	4,003,573
330,361	Cognizant Technology Solutions Corp., Class A	25,001,721
941,418	DXC Technology Co. (a)	19,148,442
68,242	EPAM Systems, Inc. (a)	14,680,901
9,529	Gartner, Inc. (a)	4,775,840
24,004	Globant S.A. (a)	4,673,819
160,794	GoDaddy, Inc., Class A (a)	23,387,487
51,957	International Business Machines Corp.	9,983,018
95,992	Okta, Inc. (a)	9,017,488
24,067	VeriSign, Inc. (a)	4,500,770
		158,699,286
	Professional Services — 8.4%
20,891	CACI International, Inc., Class A (a)	9,640,779
355,003	Concentrix Corp.	25,027,711
Shares	Description	Value

	Professional Services (Continued)
1,386,275	Dun & Bradstreet Holdings, Inc.	$15,082,672
200,139	KBR, Inc.	13,327,256
89,744	Paycom Software, Inc.	14,968,402
152,885	Science Applications International Corp.	19,018,894
204,833	SS&C Technologies Holdings, Inc.	14,942,567
		112,008,281
	Semiconductors & Semiconductor Equipment — 21.1%
26,379	Advanced Micro Devices, Inc. (a)	3,811,238
318,196	Allegro MicroSystems, Inc. (a)	7,649,432
449,067	Amkor Technology, Inc.	14,666,528
18,746	Analog Devices, Inc.	4,337,449
76,155	Applied Materials, Inc.	16,160,091
139,924	Broadcom, Inc.	22,482,988
70,389	Cirrus Logic, Inc. (a)	9,184,357
31,602	Entegris, Inc.	3,738,200
253,894	GLOBALFOUNDRIES, Inc. (a)	12,951,133
580,293	Intel Corp.	17,838,207
15,569	KLA Corp.	12,814,377
8,438	Lam Research Corp.	7,773,423
73,789	Lattice Semiconductor Corp. (a)	3,910,817
61,216	Marvell Technology, Inc.	4,100,248
98,206	Microchip Technology, Inc.	8,718,729
15,623	Monolithic Power Systems, Inc.	13,484,055
181,841	NVIDIA Corp.	21,279,034
327,711	ON Semiconductor Corp. (a)	25,643,386
58,467	Onto Innovation, Inc. (a)	11,184,737
64,449	QUALCOMM, Inc.	11,662,046
168,622	Skyworks Solutions, Inc.	19,158,832
86,566	Teradyne, Inc.	11,353,996
21,996	Texas Instruments, Inc.	4,483,005
61,056	Universal Display Corp.	13,592,287
		281,978,595
	Software — 29.1%
16,175	Adobe, Inc. (a)	8,922,939
73,483	Appfolio, Inc., Class A (a)	16,275,015
269,942	AppLovin Corp., Class A (a)	20,812,528
21,542	Aspen Technology, Inc. (a)	4,048,819
17,293	Autodesk, Inc. (a)	4,280,363
29,199	Cadence Design Systems, Inc. (a)	7,815,404
304,295	Confluent, Inc., Class A (a)	7,613,461
58,625	Crowdstrike Holdings, Inc., Class A (a)	13,598,655
98,981	Datadog, Inc., Class A (a)	11,525,348
See Notes to Financial Statements

First Trust Technology AlphaDEX® Fund (FXL)
Portfolio of Investments (Continued)
July 31, 2024
Shares	Description	Value
COMMON STOCKS (Continued)
	Software (Continued)
54,007	Dolby Laboratories, Inc., Class A	$4,253,591
219,773	DoubleVerify Holdings, Inc. (a)	4,641,606
399,903	Dropbox, Inc., Class A (a)	9,565,680
157,771	Elastic N.V. (a)	17,302,746
130,333	Guidewire Software, Inc. (a)	19,559,073
666,803	HashiCorp, Inc., Class A (a)	22,504,601
7,255	HubSpot, Inc. (a)	3,605,953
13,673	Intuit, Inc.	8,851,217
36,427	Manhattan Associates, Inc. (a)	9,302,727
28,721	Microsoft Corp.	12,015,430
3,106	MicroStrategy, Inc., Class A (a)	5,014,451
225,803	Nutanix, Inc., Class A (a)	11,405,310
90,913	Oracle Corp.	12,677,818
886,877	Palantir Technologies, Inc., Class A (a)	23,848,122
53,012	Palo Alto Networks, Inc. (a)	17,214,587
212,075	Pegasystems, Inc.	14,785,869
49,462	PTC, Inc. (a)	8,796,817
7,592	Roper Technologies, Inc.	4,135,742
16,643	Salesforce, Inc.	4,307,208
203,276	SentinelOne, Inc., Class A (a)	4,655,020
16,318	ServiceNow, Inc. (a)	13,289,216
203,853	Smartsheet, Inc., Class A (a)	9,776,790
30,202	Synopsys, Inc. (a)	16,862,381
25,532	Tyler Technologies, Inc. (a)	14,504,984
216,876	Zoom Video Communications, Inc., Class A (a)	13,099,310
46,755	Zscaler, Inc. (a)	8,385,509
		389,254,290
	Technology Hardware, Storage & Peripherals — 9.1%
42,664	Apple, Inc.	9,474,821
162,893	Dell Technologies, Inc., Class C	18,517,676
1,061,151	Hewlett Packard Enterprise Co.	21,127,516
513,183	HP, Inc.	18,520,775
139,532	NetApp, Inc.	17,717,773
349,861	Pure Storage, Inc., Class A (a)	20,967,170
21,934	Super Micro Computer, Inc. (a)	15,389,991
		121,715,722
	Total Common Stocks	1,337,691,404
	(Cost $1,123,900,280)
Shares	Description	Value
MONEY MARKET FUNDS — 0.1%
1,643,150	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 5.14% (b)	$1,643,150
	(Cost $1,643,150)

	Total Investments — 100.1%	1,339,334,554
	(Cost $1,125,543,430)
	Net Other Assets and Liabilities — (0.1)%	(697,838)
	Net Assets — 100.0%	$1,338,636,716

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of July 31, 2024.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of July 31, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 7/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 1,337,691,404	$ 1,337,691,404	$ —	$ —
Money Market Funds	1,643,150	1,643,150	—	—
Total Investments	$1,339,334,554	$1,339,334,554	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Utilities AlphaDEX® Fund (FXU)
Portfolio of Investments
July 31, 2024

Shares	Description	Value
COMMON STOCKS — 99.8%
	Commercial Services & Supplies — 1.6%
8,784	Clean Harbors, Inc. (a)	$2,097,004
9,315	Waste Management, Inc.	1,887,778
		3,984,782
	Electric Utilities — 53.5%
78,076	Alliant Energy Corp.	4,345,710
67,937	American Electric Power Co., Inc.	6,665,979
279,626	Avangrid, Inc.	9,974,259
39,685	Constellation Energy Corp.	7,532,213
59,475	Duke Energy Corp.	6,498,833
55,339	Edison International	4,427,673
92,851	Entergy Corp.	10,767,931
187,558	Evergy, Inc.	10,878,364
287,055	Exelon Corp.	10,678,446
103,843	FirstEnergy Corp.	4,352,060
63,994	IDACORP, Inc.	6,255,414
28,059	NextEra Energy, Inc.	2,143,427
127,602	NRG Energy, Inc.	9,591,842
222,636	OGE Energy Corp.	8,631,598
455,215	PG&E Corp.	8,307,674
104,058	Pinnacle West Capital Corp.	8,906,324
143,726	PPL Corp.	4,271,537
25,614	Southern (The) Co.	2,139,281
148,812	Xcel Energy, Inc.	8,672,763
		135,041,328
	Gas Utilities — 8.5%
68,136	Atmos Energy Corp.	8,713,232
183,339	National Fuel Gas Co.	10,741,832
86,770	UGI Corp.	2,150,160
		21,605,224
	Independent Power and Renewable Electricity Producers — 10.9%
113,091	AES (The) Corp.	2,011,889
350,074	Brookfield Renewable Corp., Class A	9,837,079
241,435	Clearway Energy, Inc., Class C	6,441,486
115,551	Vistra Corp.	9,153,950
		27,444,404
	Multi-Utilities — 21.9%
111,771	Ameren Corp.	8,860,087
128,276	CenterPoint Energy, Inc.	3,559,659
66,757	CMS Energy Corp.	4,325,854
88,885	Consolidated Edison, Inc.	8,668,065
81,103	Dominion Energy, Inc.	4,335,767
53,700	DTE Energy Co.	6,472,461
206,907	NiSource, Inc.	6,465,844
Shares	Description	Value

	Multi-Utilities (Continued)
26,961	Public Service Enterprise Group, Inc.	$2,150,679
78,372	Sempra	6,274,462
50,652	WEC Energy Group, Inc.	4,359,111
		55,471,989
	Water Utilities — 3.4%
15,385	American Water Works Co., Inc.	2,190,209
159,685	Essential Utilities, Inc.	6,491,195
		8,681,404
	Total Common Stocks	252,229,131
	(Cost $240,811,853)
MONEY MARKET FUNDS — 0.2%
448,381	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 5.14% (b)	448,381
	(Cost $448,381)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.0%
$118	Bank of America Corp., 5.34% (b), dated 07/31/24, due 08/01/24, with a maturity value of $118. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.38%, due 07/31/26 to 02/15/38. The value of the collateral including accrued interest is $120. (c)	118
	(Cost $118)

	Total Investments — 100.0%	252,677,630
	(Cost $241,260,352)
	Net Other Assets and Liabilities — (0.0)%	(86,369)
	Net Assets — 100.0%	$252,591,261

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of July 31, 2024.
(c)	This security serves as collateral for securities on loan.
See Notes to Financial Statements

First Trust Utilities AlphaDEX® Fund (FXU)
Portfolio of Investments (Continued)
July 31, 2024

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of July 31, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 7/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 252,229,131	$ 252,229,131	$ —	$ —
Money Market Funds	448,381	448,381	—	—
Repurchase Agreements	118	—	118	—
Total Investments	$252,677,630	$252,677,512	$118	$—

*	See Portfolio of Investments for industry breakout.
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(1)	$118
Non-cash Collateral(2)	(118)
Net Amount	$—

(1)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(2)	At July 31, 2024, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund
Sector Funds
Statements of Assets and Liabilities
July 31, 2024

	First Trust Consumer Discretionary AlphaDEX® Fund (FXD)	First Trust Consumer Staples AlphaDEX® Fund (FXG)	First Trust Energy AlphaDEX® Fund (FXN)
ASSETS:
Investments, at value	$1,491,666,776	$414,838,902	$555,328,922
Receivables:
Securities lending income	513,299	—	5,151
Dividends	172,713	418,001	412,213
Reclaims	7,908	—	—
Capital shares sold	—	—	6,402,545
Prepaid expenses	5,409	3,741	1,929
Total Assets	1,492,366,105	415,260,644	562,150,760

LIABILITIES:
Payables:
Collateral for securities on loan	10,019,632	—	6,534,827
Investment advisory fees	617,415	172,846	237,250
Licensing fees	196,204	55,850	81,447
Audit and tax fees	24,919	24,837	25,837
Shareholder reporting fees	13,486	14,272	26,266
Trustees’ fees	961	747	795
Investment securities purchased	—	—	6,396,137
Other liabilities	138,228	44,435	58,599
Total Liabilities	11,010,845	312,987	13,361,158
NET ASSETS	$1,481,355,260	$414,947,657	$548,789,602

NET ASSETS consist of:
Paid-in capital	$1,756,095,844	$693,918,654	$1,074,905,782
Par value	244,000	62,500	300,000
Accumulated distributable earnings (loss)	(274,984,584)	(279,033,497)	(526,416,180)
NET ASSETS	$1,481,355,260	$414,947,657	$548,789,602
NET ASSET VALUE, per share	$60.71	$66.39	$18.29
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	24,400,002	6,250,002	30,000,002
Investments, at cost	$1,292,916,694	$398,236,111	$554,908,674
Securities on loan, at value	$9,372,118	$—	$6,470,101
See Notes to Financial Statements

First Trust Financials AlphaDEX® Fund (FXO)	First Trust Health Care AlphaDEX® Fund (FXH)	First Trust Industrials/Producer Durables AlphaDEX® Fund (FXR)	First Trust Materials AlphaDEX® Fund (FXZ)	First Trust Technology AlphaDEX® Fund (FXL)	First Trust Utilities AlphaDEX® Fund (FXU)

$904,040,995	$1,266,961,756	$1,946,611,623	$379,953,948	$1,339,334,554	$252,677,630

384	—	266	1,479	1,057	6
758,081	207,582	511,410	297,041	218,213	93,174
—	—	—	62,510	—	16,648
—	—	—	—	—	—
2,849	5,210	7,952	3,622	4,728	2,601
904,802,309	1,267,174,548	1,947,131,251	380,318,600	1,339,558,552	252,790,059

—	—	4,857	160,172	—	118
365,309	521,961	787,306	158,412	577,472	105,291
113,467	165,241	251,406	53,148	177,357	31,511
24,978	24,931	24,954	24,849	24,896	24,826
22,902	30,980	26,383	14,579	19,394	9,737
835	914	1,052	742	928	706
—	—	—	—	—	—
92,519	117,948	170,694	43,048	121,789	26,609
620,010	861,975	1,266,652	454,950	921,836	198,798
$904,182,299	$1,266,312,573	$1,945,864,599	$379,863,650	$1,338,636,716	$252,591,261

$1,244,776,300	$1,856,580,440	$1,982,946,543	$698,526,273	$1,750,355,106	$451,891,460
179,000	116,000	266,000	56,500	99,050	72,500
(340,773,001)	(590,383,867)	(37,347,944)	(318,719,123)	(411,817,440)	(199,372,699)
$904,182,299	$1,266,312,573	$1,945,864,599	$379,863,650	$1,338,636,716	$252,591,261
$50.51	$109.16	$73.15	$67.23	$135.15	$34.84
17,900,002	11,600,002	26,600,002	5,650,002	9,905,000	7,250,002
$754,268,408	$1,108,548,721	$1,590,283,166	$398,503,624	$1,125,543,430	$241,260,352
$—	$—	$—	$134,416	$—	$—
See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund
Sector Funds
Statements of Operations
For the Year Ended July 31, 2024

	First Trust Consumer Discretionary AlphaDEX® Fund (FXD)	First Trust Consumer Staples AlphaDEX® Fund (FXG)	First Trust Energy AlphaDEX® Fund (FXN)
INVESTMENT INCOME:
Dividends	$17,669,509	$10,057,140	$15,071,403
Securities lending income (net of fees)	1,278,256	—	238,316
Foreign withholding tax	(21,333)	—	—
Total investment income	18,926,432	10,057,140	15,309,719

EXPENSES:
Investment advisory fees	7,143,614	2,425,698	3,020,337
Accounting and administration fees	591,492	212,178	248,032
Licensing fees	570,076	193,503	240,125
Shareholder reporting fees	99,866	44,478	39,781
Legal fees	77,742	12,377	10,239
Transfer agent fees	60,718	24,257	30,203
Custodian fees	45,348	18,575	15,727
Audit and tax fees	29,237	29,152	31,117
Trustees’ fees and expenses	11,527	9,860	10,051
Listing fees	8,304	8,732	12,460
Other expenses	18,302	10,408	16,109
Total expenses	8,656,226	2,989,218	3,674,181
NET INVESTMENT INCOME (LOSS)	10,270,206	7,067,922	11,635,538

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	3,521,900	(20,956,424)	(12,447,436)
In-kind redemptions	30,690,407	26,543,826	52,928,232
Net realized gain (loss)	34,212,307	5,587,402	40,480,796
Net change in unrealized appreciation (depreciation) on investments	25,244,867	(7,223,425)	(13,708,662)
NET REALIZED AND UNREALIZED GAIN (LOSS)	59,457,174	(1,636,023)	26,772,134
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$69,727,380	$5,431,899	$38,407,672
See Notes to Financial Statements

First Trust Financials AlphaDEX® Fund (FXO)	First Trust Health Care AlphaDEX® Fund (FXH)	First Trust Industrials/Producer Durables AlphaDEX® Fund (FXR)	First Trust Materials AlphaDEX® Fund (FXZ)	First Trust Technology AlphaDEX® Fund (FXL)	First Trust Utilities AlphaDEX® Fund (FXU)

$25,952,887	$12,536,288	$25,052,109	$9,648,805	$7,949,606	$8,134,482
24,020	3,303	32,916	8,512	3,887,743	26,151
(38,259)	—	—	—	—	(54,752)
25,938,648	12,539,591	25,085,025	9,657,317	11,837,349	8,105,881

4,080,340	6,420,544	8,842,921	2,245,029	6,422,504	1,188,606
339,302	523,610	702,021	175,476	524,710	105,351
325,720	510,386	703,352	180,370	507,984	93,891
62,782	108,829	98,937	20,072	82,402	32,018
11,270	30,223	42,765	1,859	33,503	5,416
40,803	57,103	69,215	22,450	57,112	11,886
30,353	42,848	53,250	14,958	36,660	9,678
29,282	29,153	29,219	29,132	29,115	29,157
10,481	11,193	12,152	9,768	11,245	9,454
9,663	8,732	11,786	8,732	9,301	9,301
15,051	22,396	25,744	13,043	18,309	4,817
4,955,047	7,765,017	10,591,362	2,720,889	7,732,845	1,499,575
20,983,601	4,774,574	14,493,663	6,936,428	4,104,504	6,606,306

(54,744,653)	(102,656,939)	35,619,160	(39,779,006)	107,072,592	(10,049,732)
25,156,078	47,727,845	124,875,462	6,282,063	77,782,640	2,439,395
(29,588,575)	(54,929,094)	160,494,622	(33,496,943)	184,855,232	(7,610,337)
187,529,732	71,527,192	130,796,772	18,013,625	(23,498,806)	19,764,383
157,941,157	16,598,098	291,291,394	(15,483,318)	161,356,426	12,154,046
$178,924,758	$21,372,672	$305,785,057	$(8,546,890)	$165,460,930	$18,760,352
See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund
Sector Funds
Statements of Changes in Net Assets

	First Trust Consumer Discretionary AlphaDEX® Fund (FXD)		First Trust Consumer Staples AlphaDEX® Fund (FXG)
	Year Ended 7/31/2024	Year Ended 7/31/2023	Year Ended 7/31/2024	Year Ended 7/31/2023
OPERATIONS:
Net investment income (loss)	$10,270,206	$4,892,684	$7,067,922	$12,987,026
Net realized gain (loss)	34,212,307	(39,125,381)	5,587,402	4,696,091
Net change in unrealized appreciation (depreciation)	25,244,867	233,009,394	(7,223,425)	(2,826,324)
Net increase (decrease) in net assets resulting from operations	69,727,380	198,776,697	5,431,899	14,856,793

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(9,968,451)	(4,813,851)	(7,160,577)	(13,063,057)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	170,935,024	1,142,163,400	70,304,148	187,021,189
Cost of shares redeemed	(253,517,249)	(226,064,609)	(310,155,411)	(182,940,815)
Net increase (decrease) in net assets resulting from shareholder transactions	(82,582,225)	916,098,791	(239,851,263)	4,080,374
Total increase (decrease) in net assets	(22,823,296)	1,110,061,637	(241,579,941)	5,874,110

NET ASSETS:
Beginning of period	1,504,178,556	394,116,919	656,527,598	650,653,488
End of period	$1,481,355,260	$1,504,178,556	$414,947,657	$656,527,598

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	26,200,002	7,950,002	10,200,002	10,200,002
Shares sold	3,050,000	22,750,000	1,100,000	2,950,000
Shares redeemed	(4,850,000)	(4,500,000)	(5,050,000)	(2,950,000)
Shares outstanding, end of period	24,400,002	26,200,002	6,250,002	10,200,002
See Notes to Financial Statements

First Trust Energy AlphaDEX® Fund (FXN)		First Trust Financials AlphaDEX® Fund (FXO)		First Trust Health Care AlphaDEX® Fund (FXH)
Year Ended 7/31/2024	Year Ended 7/31/2023	Year Ended 7/31/2024	Year Ended 7/31/2023	Year Ended 7/31/2024	Year Ended 7/31/2023

$11,635,538	$39,710,556	$20,983,601	$36,315,307	$4,774,574	$2,951,650
40,480,796	186,882,603	(29,588,575)	(275,703,649)	(54,929,094)	3,384,046
(13,708,662)	(215,859,342)	187,529,732	23,420,964	71,527,192	(35,025,625)
38,407,672	10,733,817	178,924,758	(215,967,378)	21,372,672	(28,689,929)

(11,341,810)	(40,310,566)	(22,438,342)	(36,401,587)	(4,631,531)	(4,384,241)

527,296,990	611,336,353	95,577,974	1,466,464,796	37,655,044	248,534,264
(573,260,623)	(1,679,363,136)	(241,906,206)	(1,491,809,460)	(309,903,342)	(197,368,260)
(45,963,633)	(1,068,026,783)	(146,328,232)	(25,344,664)	(272,248,298)	51,166,004
(18,897,771)	(1,097,603,532)	10,158,184	(277,713,629)	(255,507,157)	18,091,834

567,687,373	1,665,290,905	894,024,115	1,171,737,744	1,521,819,730	1,503,727,896
$548,789,602	$567,687,373	$904,182,299	$894,024,115	$1,266,312,573	$1,521,819,730

32,900,002	99,150,002	21,550,002	28,250,002	14,300,002	13,850,002
29,900,000	35,050,000	2,200,000	32,950,000	400,000	2,300,000
(32,800,000)	(101,300,000)	(5,850,000)	(39,650,000)	(3,100,000)	(1,850,000)
30,000,002	32,900,002	17,900,002	21,550,002	11,600,002	14,300,002
See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund
Sector Funds
Statements of Changes in Net Assets (Continued)

	First Trust Industrials/Producer Durables AlphaDEX® Fund (FXR)		First Trust Materials AlphaDEX® Fund (FXZ)
	Year Ended 7/31/2024	Year Ended 7/31/2023	Year Ended 7/31/2024	Year Ended 7/31/2023
OPERATIONS:
Net investment income (loss)	$14,493,663	$12,963,515	$6,936,428	$22,296,050
Net realized gain (loss)	160,494,622	(24,421,075)	(33,496,943)	(100,179,736)
Net change in unrealized appreciation (depreciation)	130,796,772	241,729,327	18,013,625	113,097,946
Net increase (decrease) in net assets resulting from operations	305,785,057	230,271,767	(8,546,890)	35,214,260

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(14,721,301)	(13,417,111)	(7,248,352)	(25,653,523)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	402,803,252	632,978,315	22,927,273	529,740,897
Cost of shares redeemed	(510,618,314)	(665,443,450)	(216,713,519)	(1,517,771,623)
Net increase (decrease) in net assets resulting from shareholder transactions	(107,815,062)	(32,465,135)	(193,786,246)	(988,030,726)
Total increase (decrease) in net assets	183,248,694	184,389,521	(209,581,488)	(978,469,989)

NET ASSETS:
Beginning of period	1,762,615,905	1,578,226,384	589,445,138	1,567,915,127
End of period	$1,945,864,599	$1,762,615,905	$379,863,650	$589,445,138

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	28,500,002	29,400,002	8,650,002	25,300,002
Shares sold	5,850,000	11,000,000	350,000	8,050,000
Shares redeemed	(7,750,000)	(11,900,000)	(3,350,000)	(24,700,000)
Shares outstanding, end of period	26,600,002	28,500,002	5,650,002	8,650,002
See Notes to Financial Statements

First Trust Technology AlphaDEX® Fund (FXL)		First Trust Utilities AlphaDEX® Fund (FXU)
Year Ended 7/31/2024	Year Ended 7/31/2023	Year Ended 7/31/2024	Year Ended 7/31/2023

$4,104,504	$2,403,147	$6,606,306	$7,850,210
184,855,232	(91,163,522)	(7,610,337)	8,776,912
(23,498,806)	247,503,716	19,764,383	(35,308,860)
165,460,930	158,743,341	18,760,352	(18,681,738)

(4,165,122)	(2,735,225)	(6,819,192)	(8,168,861)

218,891,765	74,597,705	53,342,064	162,348,780
(272,633,522)	(142,687,202)	(118,761,357)	(225,986,529)
(53,741,757)	(68,089,497)	(65,419,293)	(63,637,749)
107,554,051	87,918,619	(53,478,133)	(90,488,348)

1,231,082,665	1,143,164,046	306,069,394	396,557,742
$1,338,636,716	$1,231,082,665	$252,591,261	$306,069,394

10,255,000	10,955,000	9,400,002	11,550,002
1,900,000	750,000	1,700,000	4,850,000
(2,250,000)	(1,450,000)	(3,850,000)	(7,000,000)
9,905,000	10,255,000	7,250,002	9,400,002
See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund
Sector Funds
Financial Highlights
For a share outstanding throughout each period

First Trust Consumer Discretionary AlphaDEX® Fund (FXD)

	Year Ended July 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$57.41	$49.57	$61.36	$39.70	$43.40
Income from investment operations:
Net investment income (loss)	0.41 (a)	0.35 (a)	0.52	0.20	0.36
Net realized and unrealized gain (loss)	3.29	7.95	(11.78)	21.61	(3.61)
Total from investment operations	3.70	8.30	(11.26)	21.81	(3.25)
Distributions paid to shareholders from:
Net investment income	(0.40)	(0.46)	(0.53)	(0.15)	(0.45)
Net asset value, end of period	$60.71	$57.41	$49.57	$61.36	$39.70
Total return (b)	6.47%	16.93%	(18.43)%	54.99%	(7.39)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$1,481,355	$1,504,179	$394,117	$1,948,136	$948,948
Ratio of total expenses to average net assets	0.61%	0.61%	0.61%	0.61%	0.63%
Ratio of net investment income (loss) to average net assets	0.72%	0.71%	0.82%	0.38%	0.77%
Portfolio turnover rate (c)	84%	110%	76%	88%	115%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund
Sector Funds
Financial Highlights (Continued)
For a share outstanding throughout each period

First Trust Consumer Staples AlphaDEX® Fund (FXG)

	Year Ended July 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$64.37	$63.79	$56.21	$48.76	$45.80
Income from investment operations:
Net investment income (loss)	0.92 (a)	1.20 (a)	0.81	0.79	0.84
Net realized and unrealized gain (loss)	2.05 (b)	0.56	7.55	7.40	2.98
Total from investment operations	2.97	1.76	8.36	8.19	3.82
Distributions paid to shareholders from:
Net investment income	(0.95)	(1.18)	(0.78)	(0.74)	(0.86)
Net asset value, end of period	$66.39	$64.37	$63.79	$56.21	$48.76
Total return (c)	4.69%	2.87%	14.95%	16.88%	8.46%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$414,948	$656,528	$650,653	$247,311	$258,429
Ratio of total expenses to average net assets	0.62%	0.63%	0.63%	0.64%	0.63%
Ratio of net investment income (loss) to average net assets	1.46%	1.92%	1.41%	1.43%	1.72%
Portfolio turnover rate (d)	67%	63%	88%	94%	113%

(a)	Based on average shares outstanding.
(b)
The per share amount does not correlate with the aggregate realized and unrealized gain (loss) due to the timing of the Fund share sales and repurchases in relation to market value fluctuation of the underlying investments.

(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund
Sector Funds
Financial Highlights (Continued)
For a share outstanding throughout each period

First Trust Energy AlphaDEX® Fund (FXN)

	Year Ended July 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$17.25	$16.80	$10.33	$6.54	$10.88
Income from investment operations:
Net investment income (loss)	0.34 (a)	0.52 (a)	0.27	0.31	0.16
Net realized and unrealized gain (loss)	1.04	0.50 (b)	6.46	3.81	(4.31)
Total from investment operations	1.38	1.02	6.73	4.12	(4.15)
Distributions paid to shareholders from:
Net investment income	(0.34)	(0.57)	(0.26)	(0.33)	(0.19)
Net asset value, end of period	$18.29	$17.25	$16.80	$10.33	$6.54
Total return (c)	8.08%	6.38%	65.76%	66.66%	(38.32)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$548,790	$567,687	$1,665,291	$328,966	$615,795
Ratio of total expenses to average net assets	0.61%	0.62%	0.61%	0.64%	0.64%
Ratio of net investment income (loss) to average net assets	1.93%	3.01%	2.34%	1.70%	2.39%
Portfolio turnover rate (d)	60%	58%	79%	71%	165%

(a)	Based on average shares outstanding.
(b)
The per share amount does not correlate with the aggregate realized and unrealized gain (loss) due to the timing of the Fund share sales and repurchases in relation to market value fluctuation of the underlying investments.

(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund
Sector Funds
Financial Highlights (Continued)
For a share outstanding throughout each period

First Trust Financials AlphaDEX® Fund (FXO)

	Year Ended July 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$41.49	$41.48	$43.40	$25.87	$32.35
Income from investment operations:
Net investment income (loss)	1.10 (a)	1.28 (a)	0.92	0.81	0.72
Net realized and unrealized gain (loss)	9.11	(0.05)	(1.97)	17.55	(6.37)
Total from investment operations	10.21	1.23	(1.05)	18.36	(5.65)
Distributions paid to shareholders from:
Net investment income	(1.19)	(1.22)	(0.87)	(0.83)	(0.83)
Net asset value, end of period	$50.51	$41.49	$41.48	$43.40	$25.87
Total return (b)	25.17%	3.24%	(2.52)%	71.99%	(17.56)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$904,182	$894,024	$1,171,738	$1,312,886	$538,172
Ratio of total expenses to average net assets	0.61%	0.62%	0.62%	0.61%	0.62%
Ratio of net investment income (loss) to average net assets	2.57%	3.06%	2.10%	2.25%	2.36%
Portfolio turnover rate (c)	75%	78%	64%	86%	90%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund
Sector Funds
Financial Highlights (Continued)
For a share outstanding throughout each period

First Trust Health Care AlphaDEX® Fund (FXH)

	Year Ended July 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$106.42	$108.57	$122.03	$95.29	$77.62
Income from investment operations:
Net investment income (loss)	0.38 (a)	0.21 (a)	0.13	(0.15)	0.01
Net realized and unrealized gain (loss)	2.74	(2.06)	(13.59)	26.89	17.66
Total from investment operations	3.12	(1.85)	(13.46)	26.74	17.67
Distributions paid to shareholders from:
Net investment income	(0.38)	(0.30)	—	—	—
Net asset value, end of period	$109.16	$106.42	$108.57	$122.03	$95.29
Total return (b)	2.95%	(1.69)%	(11.03)%	28.08%	22.75%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$1,266,313	$1,521,820	$1,503,728	$1,604,748	$1,348,309
Ratio of total expenses to average net assets	0.60%	0.62%	0.61%	0.61%	0.61%
Ratio of net investment income (loss) to average net assets	0.37%	0.19%	0.12%	(0.14)%	0.01%
Portfolio turnover rate (c)	98%	94%	88%	103%	107%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund
Sector Funds
Financial Highlights (Continued)
For a share outstanding throughout each period

First Trust Industrials/Producer Durables AlphaDEX® Fund (FXR)

	Year Ended July 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$61.85	$53.68	$59.52	$39.13	$42.49
Income from investment operations:
Net investment income (loss)	0.53 (a)	0.45 (a)	0.42	0.33	0.58
Net realized and unrealized gain (loss)	11.31	8.18	(5.87)	20.42	(3.29)
Total from investment operations	11.84	8.63	(5.45)	20.75	(2.71)
Distributions paid to shareholders from:
Net investment income	(0.54)	(0.46)	(0.39)	(0.36)	(0.65)
Net asset value, end of period	$73.15	$61.85	$53.68	$59.52	$39.13
Total return (b)	19.26%	16.23%	(9.16)%	53.21%	(6.30)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$1,945,865	$1,762,616	$1,578,226	$1,767,604	$179,979
Ratio of total expenses to average net assets	0.60%	0.61%	0.61%	0.61%	0.64%
Ratio of net investment income (loss) to average net assets	0.82%	0.82%	0.74%	0.55%	1.30%
Portfolio turnover rate (c)	78%	81%	77%	91%	97%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund
Sector Funds
Financial Highlights (Continued)
For a share outstanding throughout each period

First Trust Materials AlphaDEX® Fund (FXZ)

	Year Ended July 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$68.14	$61.97	$57.91	$35.85	$38.48
Income from investment operations:
Net investment income (loss)	1.02 (a)	1.00 (a)	0.89	0.72	0.71
Net realized and unrealized gain (loss)	(0.89)	6.50	3.93 (b)	22.05	(2.57)
Total from investment operations	0.13	7.50	4.82	22.77	(1.86)
Distributions paid to shareholders from:
Net investment income	(1.04)	(1.33)	(0.76)	(0.71)	(0.77)
Net asset value, end of period	$67.23	$68.14	$61.97	$57.91	$35.85
Total return (c)	0.21%	12.41%	8.37%	64.02%	(4.78)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$379,864	$589,445	$1,567,915	$460,362	$96,795
Ratio of total expenses to average net assets	0.61%	0.62%	0.61%	0.64%	0.67%
Ratio of net investment income (loss) to average net assets	1.54%	1.58%	1.69%	1.39%	1.95%
Portfolio turnover rate (d)	53%	35%	60%	77%	84%

(a)	Based on average shares outstanding.
(b)
The per share amount does not correlate with the aggregate realized and unrealized gain (loss) due to the timing of the Fund share sales and repurchases in relation to market value fluctuation of the underlying investments.

(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund
Sector Funds
Financial Highlights (Continued)
For a share outstanding throughout each period

First Trust Technology AlphaDEX® Fund (FXL)

	Year Ended July 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$120.05	$104.35	$125.53	$89.44	$69.32
Income from investment operations:
Net investment income (loss)	0.40 (a)	0.23 (a)	0.34	(0.06)	0.11
Net realized and unrealized gain (loss)	15.10	15.73	(21.21)	36.15	20.17
Total from investment operations	15.50	15.96	(20.87)	36.09	20.28
Distributions paid to shareholders from:
Net investment income	(0.40)	(0.26)	(0.31)	—	(0.16)
Net asset value, end of period	$135.15	$120.05	$104.35	$125.53	$89.44
Total return (b)	12.93%	15.36%	(16.64)%	40.34%	29.33%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$1,338,637	$1,231,083	$1,143,164	$2,668,074	$2,205,109
Ratio of total expenses to average net assets	0.60%	0.62%	0.61%	0.61%	0.61%
Ratio of net investment income (loss) to average net assets	0.32%	0.23%	0.27%	(0.05)%	0.16%
Portfolio turnover rate (c)	119%	104%	91%	92%	110%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund
Sector Funds
Financial Highlights (Continued)
For a share outstanding throughout each period

First Trust Utilities AlphaDEX® Fund (FXU)

	Year Ended July 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$32.56	$34.33	$30.82	$27.54	$28.87
Income from investment operations:
Net investment income (loss)	0.87 (a)	0.70 (a)	0.69	0.68	1.05
Net realized and unrealized gain (loss)	2.32	(1.75)	3.47	3.32	(1.29)
Total from investment operations	3.19	(1.05)	4.16	4.00	(0.24)
Distributions paid to shareholders from:
Net investment income	(0.91)	(0.72)	(0.65)	(0.72)	(1.09)
Net asset value, end of period	$34.84	$32.56	$34.33	$30.82	$27.54
Total return (b)	10.15%	(3.01)%	13.69%	14.80%	(0.70)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$252,591	$306,069	$396,558	$174,146	$229,988
Ratio of total expenses to average net assets	0.63%	0.64%	0.64%	0.64%	0.62%
Ratio of net investment income (loss) to average net assets	2.78%	2.13%	2.22%	2.33%	2.42%
Portfolio turnover rate (c)	53%	46%	48%	38%	64%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

Notes to Financial Statements
First Trust Exchange-Traded AlphaDEX® Fund
Sector Funds
July 31, 2024
1. Organization
First Trust Exchange-Traded AlphaDEX® Fund (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on December 6, 2006, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
This report covers the nine Sector Funds (each a “Fund” and collectively, the “Funds”) listed below, each a diversified series of the Trust. The shares of each Sector Fund are listed and traded on NYSE Arca, Inc.

First Trust Consumer Discretionary AlphaDEX® Fund – (ticker “FXD”)
First Trust Consumer Staples AlphaDEX® Fund – (ticker “FXG”)
First Trust Energy AlphaDEX® Fund – (ticker “FXN”)
First Trust Financials AlphaDEX® Fund – (ticker “FXO”)
First Trust Health Care AlphaDEX® Fund – (ticker “FXH”)
First Trust Industrials/Producer Durables AlphaDEX® Fund – (ticker “FXR”)
First Trust Materials AlphaDEX® Fund – (ticker “FXZ”)
First Trust Technology AlphaDEX® Fund – (ticker “FXL”)
First Trust Utilities AlphaDEX® Fund – (ticker “FXU”)
Each Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.” The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of the following indices:

Fund	Index
First Trust Consumer Discretionary AlphaDEX® Fund	StrataQuant® Consumer Discretionary Index(1)
First Trust Consumer Staples AlphaDEX® Fund	StrataQuant® Consumer Staples Index(1)
First Trust Energy AlphaDEX® Fund	StrataQuant® Energy Index(1)
First Trust Financials AlphaDEX® Fund	StrataQuant® Financials Index(1)
First Trust Health Care AlphaDEX® Fund	StrataQuant® Health Care Index(1)
First Trust Industrials/Producer Durables AlphaDEX® Fund	StrataQuant® Industrials Index(1)
First Trust Materials AlphaDEX® Fund	StrataQuant® Materials Index(1)
First Trust Technology AlphaDEX® Fund	StrataQuant® Technology Index(1)
First Trust Utilities AlphaDEX® Fund	StrataQuant® Utilities Index(1)

(1)
This index is developed, maintained and sponsored by ICE Data Indices, LLC or its affiliates (“IDI”), and licensed to First Trust
Portfolios L.P. (“FTP”), the distributor of the Trust, by IDI. IDI is a successor-in-interest to previous entities that maintained the index in NYSE Group, Inc. and American Stock Exchange LLC.

2. Significant Accounting Policies
The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
Each Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund
Sector Funds
July 31, 2024
Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:
Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq, Inc. (“Nasdaq”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.
Shares of open-end funds are valued based on NAV per share.
Equity securities traded in an over-the-counter market are valued at the close price or the last trade price.
Overnight repurchase agreements are valued at amortized cost when it represents the most appropriate reflection of fair market value.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
 1)
the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price;
 2)
the type of security;
 3)
the size of the holding;
 4)
the initial cost of the security;
 5)
transactions in comparable securities;
 6)
price quotes from dealers and/or third-party pricing services;
 7)
relationships among various securities;
 8)
information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
 9)
an analysis of the issuer’s financial statements;
10)
the existence of merger proposals or tender offers that might affect the value of the security; and
11)
other relevant factors.
In addition, differences between the prices used to calculate a Fund’s NAV and the prices used by such Fund’s corresponding index could result in a difference between a Fund’s performance and the performance of its underlying index.
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund
Sector Funds
July 31, 2024
•  Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•  Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o  Quoted prices for similar investments in active markets.
o  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o  Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•  Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of July 31, 2024, is included with each Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.
Withholding taxes and tax reclaims on foreign dividends have been provided for in accordance with each Fund’s understanding of the applicable country’s tax rules and rates.
Distributions received from a Fund’s investments in real estate investment trusts (“REITs”) may be comprised of return of capital, capital gains and income. The actual character of the amounts received during the year is not known until after the REITs’ fiscal year end. A Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by a Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.
C. Offsetting on the Statements of Assets and Liabilities
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset on the Statements of Assets and Liabilities and disclose instruments and transactions subject to master netting or similar agreements. These disclosure requirements are intended to help investors and other financial statement users better assess the effect or potential effect of offsetting arrangements on a Fund’s financial position. The transactions subject to offsetting disclosures are derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions.
This disclosure, if applicable, is included within each Fund’s Portfolio of Investments under the heading “Offsetting Assets and Liabilities.” For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements (“MNAs”) or similar agreements on the Statements of Assets and Liabilities. MNAs provide the right, in the event of default (including bankruptcy and insolvency), for the non-defaulting counterparty to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral.
D. Securities Lending
The Funds may lend securities representing up to 33 1/3% of the value of their total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund’s loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund
Sector Funds
July 31, 2024
value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Funds.
Under the Funds’ Securities Lending Agency Agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. Brown Brothers Harriman & Co. (“BBH”) acts as the securities lending agent for FXD, FXO and FXL and is responsible for executing the lending of the portfolio securities to creditworthy borrowers. Prior to June 10, 2024, FXG, FXN, FXH, FXR, FXZ, and FXU’s securities lending agent was BBH. Effective June 10, 2024, The Bank of New York Mellon (“BNY”) acts as FXG, FXN, FXH, FXR, FXZ, and FXU’s securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities. Compensation can be in the form of fees received from the securities lending agent or dividends or interest earned from the investment of cash collateral. The fees received from the securities lending agent are accrued daily. The dividend and interest earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At July 31, 2024, only FXD, FXN, and FXZ had securities in the securities lending program. During the fiscal year ended July 31, 2024, all the Funds, except FXG, participated in the securities lending program.
In the event of a default by a borrower with respect to any loan, BBH or BNY will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by BBH or BNY to exercise these remedies, a Fund sustains losses as a result of a borrower’s default, BBH or BNY will indemnify the Fund by purchasing replacement securities at its own expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Trust on behalf of the Funds and BBH or BNY.
E. Repurchase Agreements
Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.
MRAs govern transactions between a Fund and select counterparties. The MRAs contain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase agreements.
Repurchase agreements received for lending securities are collateralized by U.S. Treasury securities. The U.S. Treasury securities are held in a joint custody account at BNY on behalf of the Funds participating in the securities lending program. In the event the counterparty defaults on the repurchase agreement, the U.S. Treasury securities can either be maintained as part of a Fund’s portfolio or sold for cash. A Fund could suffer a loss to the extent that the proceeds from the sale of the underlying collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with the delay and enforcement of the MRA.
While the Funds may invest in repurchase agreements, any repurchase agreements held by the Funds during the fiscal year ended July 31, 2024, were received as collateral for lending securities.
F. Dividends and Distributions to Shareholders
Dividends from net investment income of each Fund, if any, are declared and paid quarterly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by each Fund, if any, are distributed at least annually. Each Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on significantly modified portfolio securities held by the Funds and have no impact on net assets or NAV per share.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund
Sector Funds
July 31, 2024
Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.
The tax character of distributions paid by each Fund during the fiscal year ended July 31, 2024 was as follows:

	Distributions paid from Ordinary Income	Distributions paid from Capital Gains	Distributions paid from Return of Capital
First Trust Consumer Discretionary AlphaDEX® Fund	$9,968,451	$—	$—
First Trust Consumer Staples AlphaDEX® Fund	7,160,577	—	—
First Trust Energy AlphaDEX® Fund	11,341,810	—	—
First Trust Financials AlphaDEX® Fund	22,438,342	—	—
First Trust Health Care AlphaDEX® Fund	4,631,531	—	—
First Trust Industrials/Producer Durables AlphaDEX® Fund	14,721,301	—	—
First Trust Materials AlphaDEX® Fund	7,248,352	—	—
First Trust Technology AlphaDEX® Fund	4,165,122	—	—
First Trust Utilities AlphaDEX® Fund	6,819,192	—	—
The tax character of distributions paid by each Fund during the fiscal year ended July 31, 2023 was as follows:

	Distributions paid from Ordinary Income	Distributions paid from Capital Gains	Distributions paid from Return of Capital
First Trust Consumer Discretionary AlphaDEX® Fund	$4,813,851	$—	$—
First Trust Consumer Staples AlphaDEX® Fund	13,063,057	—	—
First Trust Energy AlphaDEX® Fund	40,310,566	—	—
First Trust Financials AlphaDEX® Fund	36,401,587	—	—
First Trust Health Care AlphaDEX® Fund	4,384,241	—	—
First Trust Industrials/Producer Durables AlphaDEX® Fund	13,417,111	—	—
First Trust Materials AlphaDEX® Fund	25,653,523	—	—
First Trust Technology AlphaDEX® Fund	2,735,225	—	—
First Trust Utilities AlphaDEX® Fund	8,168,861	—	—
As of July 31, 2024, the components of distributable earnings on a tax basis for each Fund were as follows:

	Undistributed Ordinary Income	Accumulated Capital and Other Gain (Loss)	Net Unrealized Appreciation (Depreciation)
First Trust Consumer Discretionary AlphaDEX® Fund	$723,473	$(466,684,533)	$190,976,476
First Trust Consumer Staples AlphaDEX® Fund	974,820	(295,226,113)	15,217,796
First Trust Energy AlphaDEX® Fund	865,872	(523,492,898)	(3,789,154)
First Trust Financials AlphaDEX® Fund	2,275,691	(488,528,414)	145,479,722
First Trust Health Care AlphaDEX® Fund	349,581	(745,021,536)	154,288,088
First Trust Industrials/Producer Durables AlphaDEX® Fund	566,826	(382,225,506)	344,310,736
First Trust Materials AlphaDEX® Fund	680,490	(297,989,820)	(21,409,793)
First Trust Technology AlphaDEX® Fund	—	(622,183,753)	210,366,313
First Trust Utilities AlphaDEX® Fund	517,735	(209,372,648)	9,482,214
G. Income Taxes
Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund
Sector Funds
July 31, 2024
timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable years ended 2021, 2022, 2023, and 2024 remain open to federal and state audit. As of July 31, 2024, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds’ financial statements for uncertain tax positions.
Each Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. Each Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At July 31, 2024, for federal income tax purposes, each applicable Fund had a capital loss carryforward available that is shown in the following table, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to each applicable Fund’s shareholders.

Non-Expiring Capital Loss Carryforwards
First Trust Consumer Discretionary AlphaDEX® Fund	$466,684,533
First Trust Consumer Staples AlphaDEX® Fund	295,226,113
First Trust Energy AlphaDEX® Fund	523,492,898
First Trust Financials AlphaDEX® Fund	488,528,414
First Trust Health Care AlphaDEX® Fund	745,021,536
First Trust Industrials/Producer Durables AlphaDEX® Fund	382,225,506
First Trust Materials AlphaDEX® Fund	297,989,820
First Trust Technology AlphaDEX® Fund	622,183,753
First Trust Utilities AlphaDEX® Fund	209,372,648
During the taxable year ended July 31, 2024, the following Funds utilized capital loss carryforwards in the following amounts:

Capital Loss Utilized
First Trust Consumer Discretionary AlphaDEX® Fund	$1,563,987
First Trust Industrials/Producer Durables AlphaDEX® Fund	30,393,080
First Trust Technology AlphaDEX® Fund	108,732,662
Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended July 31, 2024, the Funds had no net late year ordinary or capital losses.
In order to present paid-in capital and accumulated distributable earnings (loss) (which consists of accumulated net investment income (loss), accumulated net realized gain (loss) on investments and net unrealized appreciation (depreciation) on investments) on the Statements of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to paid-in capital, accumulated net investment income (loss) and accumulated net realized gain (loss) on investments. These adjustments are primarily due to the difference between book and tax treatments of income and gains on various investment securities held by the Funds and in-kind transactions. The results of operations and net assets were not affected by these adjustments. For the fiscal year ended July 31, 2024, the adjustments for each Fund were as follows:

	Accumulated Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss) on Investments	Paid-In Capital
First Trust Consumer Discretionary AlphaDEX® Fund	$—	$(22,818,992)	$22,818,992
First Trust Consumer Staples AlphaDEX® Fund	—	(24,587,707)	24,587,707

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund
Sector Funds
July 31, 2024
	Accumulated Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss) on Investments	Paid-In Capital
First Trust Energy AlphaDEX® Fund	$—	$(44,364,962)	$44,364,962
First Trust Financials AlphaDEX® Fund	285,316	(21,045,735)	20,760,419
First Trust Health Care AlphaDEX® Fund	194,323	(43,110,653)	42,916,330
First Trust Industrials/Producer Durables AlphaDEX® Fund	—	(121,255,524)	121,255,524
First Trust Materials AlphaDEX® Fund	—	(2,857,986)	2,857,986
First Trust Technology AlphaDEX® Fund	60,618	(76,136,297)	76,075,679
First Trust Utilities AlphaDEX® Fund	—	689,698	(689,698)
As of July 31, 2024, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
First Trust Consumer Discretionary AlphaDEX® Fund	$1,300,690,300	$250,794,820	$(59,818,344)	$190,976,476
First Trust Consumer Staples AlphaDEX® Fund	399,621,106	48,475,295	(33,257,499)	15,217,796
First Trust Energy AlphaDEX® Fund	559,118,076	30,669,952	(34,459,106)	(3,789,154)
First Trust Financials AlphaDEX® Fund	758,561,273	159,518,987	(14,039,265)	145,479,722
First Trust Health Care AlphaDEX® Fund	1,112,673,668	201,528,985	(47,240,897)	154,288,088
First Trust Industrials/Producer Durables AlphaDEX® Fund	1,602,300,887	377,058,189	(32,747,453)	344,310,736
First Trust Materials AlphaDEX® Fund	401,363,741	32,474,595	(53,884,388)	(21,409,793)
First Trust Technology AlphaDEX® Fund	1,128,968,241	261,553,788	(51,187,475)	210,366,313
First Trust Utilities AlphaDEX® Fund	243,195,416	22,493,508	(13,011,294)	9,482,214
H. Expenses
Expenses that are directly related to one of the Funds are charged directly to the respective Fund. General expenses of the Trust are allocated to all the Funds based upon the net assets of each Fund.
FTP has entered into licensing agreements with IDI for each of the Funds. The license agreements allow for the use by FTP of certain trademarks and trade names of IDI. The Funds and First Trust are sub-licensees to the license agreement. The Funds are required to pay licensing fees, which are shown on the Statements of Operations.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund’s portfolio, managing the Funds’ business affairs and providing certain administrative services necessary for the management of the Funds.
The management fee payable by each Fund to First Trust for these services will be reduced at certain levels of each Fund’s net assets (“breakpoints”) and calculated pursuant to the following schedule:

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund
Sector Funds
July 31, 2024
Breakpoints
Fund net assets up to and including $2.5 billion	0.5000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.4875%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.4750%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.4625%
Fund net assets greater than $10 billion up to and including $15 billion	0.4500%
Fund net assets greater than $15 billion	0.4250%
The Trust and First Trust have entered into an Expense Reimbursement and Fee Waiver Agreement (“Agreement”) in which First Trust has agreed to waive fees and/or reimburse Fund expenses to the extent that the operating expenses of each Fund (excluding interest expense, brokerage commissions and other trading expenses, acquired fund fees and expenses, taxes and extraordinary expenses) exceed 0.70% of average daily net assets per year (the “Expense Cap”). The Expense Cap will be in effect until at least November 30, 2025. For the fiscal year ended July 31, 2024, there were no fees waived or expenses reimbursed by First Trust for these Funds.
The Trust has multiple service agreements with BNY. Under the service agreements, BNY performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNY is responsible for custody of each Fund’s assets. As fund accountant and administrator, BNY is responsible for maintaining the books and records of each Fund’s securities and cash. As transfer agent, BNY is responsible for maintaining shareholder records for each Fund. BNY is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation Committee, the Vice Chair of the Audit Committee, the Lead Independent Trustee and the Vice Lead Independent Trustee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Committee Chairs, the Audit Committee Vice Chair, the Lead Independent Trustee and the Vice Lead Independent Trustee rotate periodically in serving in such capacities. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
For the fiscal year ended July 31, 2024, the cost of purchases and proceeds from sales of investments for each Fund, excluding short-term investments and in-kind transactions, were as follows:

	Purchases	Sales
First Trust Consumer Discretionary AlphaDEX® Fund	$1,205,187,591	$1,204,139,970
First Trust Consumer Staples AlphaDEX® Fund	329,807,788	330,107,041
First Trust Energy AlphaDEX® Fund	365,722,778	363,202,854
First Trust Financials AlphaDEX® Fund	619,408,317	621,618,552
First Trust Health Care AlphaDEX® Fund	1,266,724,532	1,266,614,557
First Trust Industrials/Producer Durables AlphaDEX® Fund	1,393,020,490	1,391,857,840
First Trust Materials AlphaDEX® Fund	239,683,949	240,456,947
First Trust Technology AlphaDEX® Fund	1,522,858,082	1,524,350,692
First Trust Utilities AlphaDEX® Fund	127,206,788	127,320,614
For the fiscal year ended July 31, 2024, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:

	Purchases	Sales
First Trust Consumer Discretionary AlphaDEX® Fund	$170,839,694	$253,550,532
First Trust Consumer Staples AlphaDEX® Fund	70,167,564	309,712,902
First Trust Energy AlphaDEX® Fund	526,143,571	572,399,881

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund
Sector Funds
July 31, 2024
	Purchases	Sales
First Trust Financials AlphaDEX® Fund	$95,338,897	$241,178,753
First Trust Health Care AlphaDEX® Fund	37,643,917	309,254,816
First Trust Industrials/Producer Durables AlphaDEX® Fund	402,269,932	510,741,024
First Trust Materials AlphaDEX® Fund	22,628,137	216,217,286
First Trust Technology AlphaDEX® Fund	218,738,239	270,769,493
First Trust Utilities AlphaDEX® Fund	53,195,273	118,408,864
5. Creations, Redemptions and Transaction Fees
Each Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with a Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in Creation Units. Prior to the start of trading on every business day, a Fund publishes through the National Securities Clearing Corporation the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of a Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of a Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in a Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of a Fund’s shares at or close to the NAV per share of the Fund.
Each Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
Each Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by a Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
6. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse FTP, the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before November 30, 2025.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund
Sector Funds
July 31, 2024
7. Indemnification
The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
8. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of First Trust Exchange-Traded AlphaDEX® Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of First Trust Consumer Discretionary AlphaDEX® Fund, First Trust Consumer Staples AlphaDEX® Fund, First Trust Energy AlphaDEX® Fund, First Trust Financials AlphaDEX® Fund, First Trust Health Care AlphaDEX® Fund, First Trust Industrials/Producer Durables AlphaDEX® Fund, First Trust Materials AlphaDEX® Fund, First Trust Technology AlphaDEX® Fund, and First Trust Utilities AlphaDEX® Fund (the “Funds”), each a series of the First Trust Exchange-Traded AlphaDEX® Fund, including the portfolios of investments, as of July 31, 2024, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of July 31, 2024, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche, LLP
Chicago, Illinois
September 20, 2024
We have served as the auditor of one or more First Trust investment companies since 2001.

Other Information
First Trust Exchange-Traded AlphaDEX® Fund
Sector Funds
July 31, 2024 (Unaudited)
Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
There were no changes in or disagreements with the Funds’ accountants during the fiscal year ended July 31, 2024.
Proxy Disclosures (Item 9 of Form N-CSR)
There were no matters submitted for vote by shareholders of any Fund during the fiscal year ended July 31, 2024.
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
The applicable aggregate remuneration paid by each Fund during the period covered by the report is included in the Statements of Operations.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form N-CSR)
The Board of Trustees of First Trust Exchange-Traded AlphaDEX® Fund (the “Trust”), including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreement (the “Agreement”) with First Trust Advisors L.P. (the “Advisor”) on behalf of the following series of the Trust (each a “Fund” and collectively, the “Funds”):
First Trust Consumer Discretionary AlphaDEX® Fund (FXD)
First Trust Consumer Staples AlphaDEX® Fund (FXG)
First Trust Energy AlphaDEX® Fund (FXN)
First Trust Financials AlphaDEX® Fund (FXO)
First Trust Health Care AlphaDEX® Fund (FXH)
First Trust Industrials/Producer Durables AlphaDEX® Fund (FXR)
First Trust Materials AlphaDEX® Fund (FXZ)
First Trust Technology AlphaDEX® Fund (FXL)
First Trust Utilities AlphaDEX® Fund (FXU)
The Board approved the continuation of the Agreement for each Fund for a one-year period ending June 30, 2025 at a meeting held on June 2–3, 2024. The Board determined for each Fund that the continuation of the Agreement is in the best interests of the Fund in light of the nature, extent and quality of the services provided and such other matters as the Board considered to be relevant in the exercise of its business judgment.
To reach this determination for each Fund, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. At meetings held on April 16, 2024, April 25, 2024 and June 2–3, 2024, the Board, including the Independent Trustees, reviewed materials provided by the Advisor responding to requests for information from counsel to the Independent Trustees, submitted on behalf of the Independent Trustees, that, among other things, outlined: the services provided by the Advisor to each Fund (including the relevant personnel responsible for these services and their experience); the advisory fee rate schedule payable by each Fund as compared to fees charged to a peer group of funds (the “Expense Group”) and a broad peer universe of funds (the “Expense Universe”), each assembled by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent source, and as compared to fees charged to other clients of the Advisor, including other exchange-traded funds (“ETFs”) managed by the Advisor; the expense ratio of each Fund as compared to expense ratios of the funds in the Fund’s Expense Group and Expense Universe; performance information for each Fund, including comparisons of each Fund’s performance to that of one or more relevant benchmark indexes and to that of a performance group of funds and a broad performance universe of funds (the “Performance Universe”), each assembled by Broadridge; the nature of expenses incurred in providing services to each Fund and the potential for the Advisor to realize economies of scale, if any; profitability and other financial data for the Advisor; any indirect benefits to the Advisor and its affiliate, First Trust Portfolios L.P. (“FTP”); and information on the Advisor’s compliance program. The Board reviewed initial materials with the Advisor at the meeting held on April 25, 2024, prior to which the Independent Trustees and their counsel met separately to discuss the information provided by the Advisor. Following the April 25, 2024 meeting, counsel to the Independent Trustees, on behalf of the Independent Trustees, requested certain clarifications and supplements to the materials provided, and the information provided in response to those requests was considered at an executive session of the Independent Trustees and their counsel held prior to the June 2–3, 2024 meeting, as well as at the June meeting. The Board applied its business judgment to determine

Other Information (Continued)
First Trust Exchange-Traded AlphaDEX® Fund
Sector Funds
July 31, 2024 (Unaudited)
whether the arrangement between the Trust and the Advisor continues to be a reasonable business arrangement from each Fund’s perspective. The Board determined that, given the totality of the information provided with respect to the Agreement, the Board had received sufficient information to renew the Agreement. The Board considered that shareholders chose to invest or remain invested in a Fund knowing that the Advisor manages the Fund and knowing the Fund’s advisory fee.
In reviewing the Agreement for each Fund, the Board considered the nature, extent and quality of the services provided by the Advisor under the Agreement. The Board considered that the Advisor is responsible for the overall management and administration of the Trust and each Fund and reviewed all of the services provided by the Advisor to the Funds, as well as the background and experience of the persons responsible for such services. In reviewing the services provided, the Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the Advisor’s and each Fund’s compliance with the 1940 Act, as well as each Fund’s compliance with its investment objective, policies and restrictions. The Board also considered a report from the Advisor with respect to its risk management functions related to the operation of the Funds. Finally, as part of the Board’s consideration of the Advisor’s services, the Advisor, in its written materials and at the April 25, 2024 meeting, described to the Board the scope of its ongoing investment in additional personnel and infrastructure to maintain and improve the quality of services provided to the Funds and the other funds in the First Trust Fund Complex. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services provided to the Trust and each Fund by the Advisor under the Agreement have been and are expected to remain satisfactory and that the Advisor has managed each Fund consistent with its investment objective, policies and restrictions.
The Board considered the advisory fee rate schedule payable by each Fund under the Agreement for the services provided. The Board considered that the Advisor agreed to extend the current expense cap for each Fund through November 30, 2025. The Board received and reviewed information showing the fee rates and expense ratios of the peer funds in the Expense Groups, as well as advisory and unitary fee rates charged by the Advisor to other fund (including ETFs) and non-fund clients, as applicable. Because each Fund’s Expense Group included peer funds that pay a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board noted that the total (net) expense ratio for each Fund was above the median total (net) expense ratio of the peer funds in its respective Expense Group. With respect to the Expense Groups, the Board discussed with Broadridge its methodology for assembling peer groups and discussed with the Advisor limitations in creating peer groups for index ETFs, including differences in underlying indexes and index-tracking methodologies that can result in greater management complexities across seemingly comparable ETFs, and different business models that may affect the pricing of services among ETF sponsors. The Board took these limitations and differences into account in considering the peer data. With respect to fees charged to other non-ETF clients, the Board considered differences between the Funds and other non-ETF clients that limited their comparability. In considering the advisory fee rate schedules overall, the Board also considered the Advisor’s statement that it seeks to meet investor needs through innovative and value-added investment solutions and the Advisor’s demonstrated long-term commitment to each Fund and the other funds in the First Trust Fund Complex.
The Board considered performance information for each Fund. The Board noted the process it has established for monitoring each Fund’s performance and portfolio risk on an ongoing basis, which includes quarterly performance reporting from the Advisor for the Funds. The Board determined that this process continues to be effective for reviewing each Fund’s performance. The Board received and reviewed information for periods ended December 31, 2023 regarding the performance of each Fund’s underlying index, the correlation between each Fund’s performance and that of its underlying index, each Fund’s tracking difference and each Fund’s excess return as compared to its benchmark index. The Board considered the Advisor’s explanations of how the AlphaDEX® stock selection methodology impacts Fund performance in various market environments, and the Advisor’s statement that AlphaDEX® is designed to provide long-term outperformance. Based on the information provided and its ongoing review of performance, the Board concluded that each Fund was correlated to its underlying index and that the tracking difference for each Fund was within a reasonable range. In addition, the Board reviewed data prepared by Broadridge comparing each Fund’s performance to that of its respective Performance Universe and to that of a broad-based benchmark index and noted the Advisor’s discussion of FXD’s and FXL’s performance at the April 25, 2024 meeting. However, given each Fund’s objective of seeking investment results that correspond generally to the performance of its underlying index, the Board placed more emphasis on its review of correlation and tracking difference.
On the basis of all the information provided on the fees, expenses and performance of each Fund and the ongoing oversight by the Board, the Board concluded that the advisory fee for each Fund continues to be reasonable and appropriate in light of the nature, extent and quality of the services provided by the Advisor to each Fund under the Agreement.

Other Information (Continued)
First Trust Exchange-Traded AlphaDEX® Fund
Sector Funds
July 31, 2024 (Unaudited)
The Board considered information and discussed with the Advisor whether there were any economies of scale in connection with providing advisory services to the Funds at current asset levels and whether the Funds may benefit from any economies of scale. The Board noted that the advisory fee rate schedule for each Fund includes breakpoints pursuant to which the advisory fee rate will be reduced as assets of the Fund meet certain thresholds. The Board considered the Advisor’s statement that it believes that its expenses relating to providing advisory services to the Funds will increase during the next twelve months as the Advisor continues to build infrastructure and add new staff. The Board concluded that the advisory fee rate schedule for each Fund reflects an appropriate level of sharing of any economies of scale that may be realized in the management of the Fund at current asset levels. The Board considered the revenues and allocated costs (including the allocation methodology) of the Advisor in serving as investment advisor to each Fund for the twelve months ended December 31, 2023 and the estimated profitability level for each Fund calculated by the Advisor based on such data, as well as complex-wide and product-line profitability data, for the same period. The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Advisor’s profitability level for each Fund was not unreasonable. In addition, the Board considered indirect benefits described by the Advisor that may be realized from its relationship with the Funds. The Board considered that the Advisor had identified as an indirect benefit to the Advisor and FTP their exposure to investors and brokers who, absent their exposure to the Funds, may have had no dealings with the Advisor or FTP, and noted that the Advisor does not utilize soft dollars in connection with the Funds. The Board concluded that the character and amount of potential indirect benefits to the Advisor were not unreasonable.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the Agreement continue to be fair and reasonable and that the continuation of the Agreement is in the best interests of each Fund. No single factor was determinative in the Board’s analysis.
Remuneration Disclosure Under the Alternative Investment Fund Managers Directive
First Trust Advisors L.P. (“First Trust”) is authorised and regulated by the U.S. Securities and Exchange Commission and is entitled to market shares of certain First Trust Exchange-Traded AlphaDEX® Fund funds it manages (the “Funds”) in certain member states in the European Economic Area in accordance with the cooperation arrangements in Article 42 of the Alternative Investment Fund Managers Directive (the “Directive”). First Trust is required under the Directive to make disclosures in respect of remuneration. The following disclosures are made in line with First Trust’s interpretation of currently available regulatory guidance on remuneration disclosures.
During the year ended December 31, 2023, the amount of remuneration paid (or to be paid) by First Trust Advisors L.P. in respect of the Funds is $4,314,657. This figure is comprised of $189,807 paid (or to be paid) in fixed compensation and $4,124,850 paid (or to be paid) in variable compensation. There were a total of 26 beneficiaries of the remuneration described above. Those amounts include $2,155,373 paid (or to be paid) to senior management of First Trust Advisors L.P. and $2,159,284 paid (or to be paid) to other employees whose professional activities have a material impact on the risk profiles of First Trust Advisors L.P. or the Funds (collectively, “Code Staff”).
Code Staff included in the aggregated figures disclosed above are rewarded in line with First Trust’s remuneration policy (the “Remuneration Policy”) which is determined and implemented by First Trust’s senior management. The Remuneration Policy reflects First Trust’s ethos of good governance and encapsulates the following principal objectives:
i.
to provide a clear link between remuneration and performance of First Trust and to avoid rewarding for failure;
ii.
to promote sound and effective risk management consistent with the risk profiles of the funds managed by First Trust; and
iii.
to remunerate staff in line with the business strategy, objectives, values and interests of First Trust and the funds managed by First Trust in a manner that avoids conflicts of interest.
First Trust assesses various risk factors which it is exposed to when considering and implementing remuneration for Code Staff and considers whether any potential award to such person(s) would give rise to a conflict of interest. First Trust does not reward failure, or consider the taking of risk or failure to take risk in its remuneration of Code Staff.
First Trust assesses performance for the purposes of determining payments in respect of performance-related remuneration of Code Staff by reference to a broad range of measures including (i) individual performance (using financial and non-financial criteria), and (ii) the overall performance of First Trust. Remuneration is not based upon the performance of the Funds.

Other Information (Continued)
First Trust Exchange-Traded AlphaDEX® Fund
Sector Funds
July 31, 2024 (Unaudited)
The elements of remuneration are balanced between fixed and variable and the senior management sets fixed salaries at a level sufficient to ensure that variable remuneration incentivises and rewards strong individual performance but does not encourage excessive risk taking.
No individual is involved in setting his or her own remuneration.
Federal Tax Information
For the taxable year ended July 31, 2024, the following percentages of income dividends paid by the Funds qualify for the dividends received deduction available to corporations:

Dividends Received Deduction
First Trust Consumer Discretionary AlphaDEX® Fund	100.00%
First Trust Consumer Staples AlphaDEX® Fund	100.00%
First Trust Energy AlphaDEX® Fund	100.00%
First Trust Financials AlphaDEX® Fund	96.92%
First Trust Health Care AlphaDEX® Fund	100.00%
First Trust Industrials/Producer Durables AlphaDEX® Fund	100.00%
First Trust Materials AlphaDEX® Fund	100.00%
First Trust Technology AlphaDEX® Fund	100.00%
First Trust Utilities AlphaDEX® Fund	100.00%
For the taxable year ended July 31, 2024, the following percentages of income dividends paid by the Funds are hereby designated as qualified dividend income:

Qualified Dividend Income
First Trust Consumer Discretionary AlphaDEX® Fund	100.00%
First Trust Consumer Staples AlphaDEX® Fund	100.00%
First Trust Energy AlphaDEX® Fund	100.00%
First Trust Financials AlphaDEX® Fund	100.00%
First Trust Health Care AlphaDEX® Fund	100.00%
First Trust Industrials/Producer Durables AlphaDEX® Fund	100.00%
First Trust Materials AlphaDEX® Fund	100.00%
First Trust Technology AlphaDEX® Fund	100.00%
First Trust Utilities AlphaDEX® Fund	100.00%
A portion of each of the Funds’ 2024 ordinary dividends (including short-term capital gains) paid to its shareholders during the fiscal year ended July 31, 2024, may be eligible for the Qualified Business Income Deduction (QBI) under the Internal Revenue Code of 1986, as amended, Section 199A for the aggregate dividends each Fund received from the underlying Real Estate Investment Trusts (REITs) these Funds invest in.
Disclaimer
Source ICE Data Indices, LLC (“ICE Data”), is used with permission. “StrataQuant®” is a service/trade mark of ICE Data or its affiliates. Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell®, Russell 1000®, and Russell 3000® are all registered trademarks of Frank Russell Company. Russell 1000® and Russell 3000® are being utilized in the indices under license. These trademarks have been licensed, along with the StrataQuant® Consumer Discretionary Index, StrataQuant® Consumer Staples Index, StrataQuant® Energy Index, StrataQuant® Financials Index, StrataQuant® Health Care Index, StrataQuant® Industrials Index, StrataQuant® Materials Index, StrataQuant® Technology Index and the StrataQuant® Utilities Index (each, an “Index”) for use by First Trust Portfolios L.P. (“FTP”) in connection with the First Trust Consumer Discretionary AlphaDEX® Fund (FXD), First Trust Consumer Staples AlphaDEX® Fund (FXG), First Trust Energy AlphaDEX® Fund (FXN), First Trust Financials AlphaDEX® Fund (FXO), First Trust Health Care AlphaDEX® Fund (FXH), First Trust Industrials/Producer Durables AlphaDEX® Fund (FXR), First Trust Materials AlphaDEX® Fund (FXZ), First Trust Technology

Other Information (Continued)
First Trust Exchange-Traded AlphaDEX® Fund
Sector Funds
July 31, 2024 (Unaudited)
AlphaDEX® Fund (FXL) and the First Trust Utilities AlphaDEX® Fund (FXU), respectively (each, the “Product”). Neither FTP, First Trust Exchange-Traded AlphaDEX® Fund (the “Trust”) nor the Product, as applicable, is sponsored, endorsed, sold or promoted by ICE Data, its affiliates or its Third Party Suppliers including without limitation Frank Russell Company (“ICE Data and its Suppliers”). ICE Data and its Suppliers make no representations or warranties regarding the advisability of investing in securities generally, in the Product particularly, the Trust or the ability of the Index to track general stock market performance. ICE Data’s only relationship to FTP is the licensing of certain trademarks and trade names and the Index or components thereof. The Index is determined, composed and calculated by ICE Data without regard to FTP or the Product or its holders. ICE Data has no obligation to take the needs of FTP or the holders of the Product into consideration in determining, composing or calculating the Index. ICE Data is not responsible for and has not participated in the determination of the timing of, prices of, or quantities of the Product to be issued or in the determination or calculation of the equation by which the Product is to be priced, sold, purchased, or redeemed. Except for certain custom index calculation services, all information provided by ICE Data is general in nature and not tailored to the needs of FTP or any other person, entity or group of persons. ICE Data has no obligation or liability in connection with the administration, marketing, or trading of the Product. ICE Data is not an investment advisor. Inclusion of a security within an index is not a recommendation by ICE Data to buy, sell, or hold such security, nor is it considered to be investment advice.
ICE DATA AND ITS SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES AND REPRESENTATIONS, EXPRESS AND/OR IMPLIED, INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY INFORMATION INCLUDED IN, RELATED TO, OR DERIVED THEREFROM (“INDEX DATA”). ICE DATA AND ITS SUPPLIERS SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES AND THE INDEX DATA, WHICH ARE PROVIDED ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN RISK.

First Trust Exchange-Traded AlphaDEX® Fund
Annual Financial Statements and Other Information
For the Year Ended July 31, 2024
AlphaDEX® Style Funds
First Trust Large Cap Core AlphaDEX® Fund (FEX)
First Trust Mid Cap Core AlphaDEX® Fund (FNX)
First Trust Small Cap Core AlphaDEX® Fund (FYX)
First Trust Large Cap Value AlphaDEX® Fund (FTA)
First Trust Large Cap Growth AlphaDEX® Fund (FTC)
First Trust Multi Cap Value AlphaDEX® Fund (FAB)
First Trust Multi Cap Growth AlphaDEX® Fund (FAD)
First Trust Mid Cap Value AlphaDEX® Fund (FNK)
First Trust Mid Cap Growth AlphaDEX® Fund (FNY)
First Trust Small Cap Value AlphaDEX® Fund (FYT)
First Trust Small Cap Growth AlphaDEX® Fund (FYC)

AlphaDEX® is a registered trademark of First Trust Portfolios L.P.

Table of Contents
First Trust Exchange-Traded AlphaDEX® Fund
Style Funds
Annual Financial Statements and Other Information
July 31, 2024
Performance and Risk Disclosure
There is no assurance that any series of First Trust Exchange-Traded AlphaDEX® Fund (the “Trust”) described in this report (each such series is referred to as a “Fund” and collectively, as the “Funds”) will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
First Trust Advisors L.P., the Funds’ advisor, may also periodically provide additional information on Fund performance on each Fund’s webpage at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data that provides insight into each Fund’s performance and investment approach.
The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

First Trust Large Cap Core AlphaDEX® Fund (FEX)
Portfolio of Investments
July 31, 2024

Shares	Description	Value
COMMON STOCKS — 99.9%
	Aerospace & Defense — 3.1%
7,261	Axon Enterprise, Inc. (a)	$2,178,373
5,869	Boeing (The) Co. (a)	1,118,631
7,363	General Dynamics Corp.	2,199,402
33,598	General Electric Co.	5,718,380
23,886	HEICO Corp.	5,764,647
68,802	Howmet Aerospace, Inc.	6,584,351
9,513	L3Harris Technologies, Inc.	2,158,404
4,574	Lockheed Martin Corp.	2,478,742
2,450	Northrop Grumman Corp.	1,186,584
10,640	RTX Corp.	1,250,094
37,325	Textron, Inc.	3,467,492
3,344	TransDigm Group, Inc.	4,327,872
		38,432,972
	Air Freight & Logistics — 0.6%
8,560	Expeditors International of Washington, Inc.	1,068,459
14,250	FedEx Corp.	4,307,063
15,612	United Parcel Service, Inc., Class B	2,035,336
		7,410,858
	Automobile Components — 0.4%
75,846	Aptiv PLC (a)	5,262,954
	Automobiles — 0.9%
340,739	Ford Motor Co.	3,686,796
114,961	General Motors Co.	5,095,071
159,197	Rivian Automotive, Inc., Class A (a)	2,612,423
		11,394,290
	Banks — 4.5%
80,579	Bank of America Corp.	3,248,140
50,498	Citigroup, Inc.	3,276,310
118,592	Citizens Financial Group, Inc.	5,060,321
87,822	Fifth Third Bancorp	3,718,384
3,173	First Citizens BancShares, Inc., Class A	6,624,240
324,193	Huntington Bancshares, Inc.	4,846,685
26,407	JPMorgan Chase & Co.	5,619,410
150,348	KeyCorp	2,425,113
28,230	M&T Bank Corp.	4,860,359
20,611	PNC Financial Services Group (The), Inc.	3,732,652
213,217	Regions Financial Corp.	4,769,664
80,721	U.S. Bancorp	3,622,758
71,946	Wells Fargo & Co.	4,269,276
		56,073,312
	Beverages — 0.5%
33,566	Coca-Cola (The) Co.	2,240,195
Shares	Description	Value

	Beverages (Continued)
4,152	Constellation Brands, Inc., Class A	$1,017,904
95,947	Keurig Dr Pepper, Inc.	3,289,063
		6,547,162
	Biotechnology — 1.6%
8,792	Alnylam Pharmaceuticals, Inc. (a)	2,087,748
13,676	Amgen, Inc.	4,546,860
9,216	Biogen, Inc. (a)	1,964,851
70,486	Incyte Corp. (a)	4,586,524
7,760	Neurocrine Biosciences, Inc. (a)	1,098,583
2,032	Regeneron Pharmaceuticals, Inc. (a)	2,192,914
6,837	Vertex Pharmaceuticals, Inc. (a)	3,389,238
		19,866,718
	Broadline Retail — 0.9%
22,111	Amazon.com, Inc. (a)	4,134,315
50,989	Coupang, Inc. (a)	1,058,022
99,425	eBay, Inc.	5,529,024
		10,721,361
	Building Products — 1.7%
7,909	Carlisle Cos., Inc.	3,310,549
32,142	Johnson Controls International PLC	2,299,439
7,987	Lennox International, Inc.	4,660,414
30,745	Owens Corning	5,730,253
16,238	Trane Technologies PLC	5,428,039
		21,428,694
	Capital Markets — 4.0%
16,030	Ares Management Corp., Class A	2,455,796
89,181	Bank of New York Mellon (The) Corp.	5,803,008
2,714	BlackRock, Inc.	2,378,821
191,179	Franklin Resources, Inc.	4,372,264
7,085	Goldman Sachs Group (The), Inc.	3,606,478
50,752	KKR & Co., Inc.	6,265,334
19,123	LPL Financial Holdings, Inc.	4,236,127
5,075	Moody’s Corp.	2,316,636
21,982	Morgan Stanley	2,268,762
38,160	Northern Trust Corp.	3,382,884
17,283	Raymond James Financial, Inc.	2,004,828
2,395	S&P Global, Inc.	1,160,928
43,306	State Street Corp.	3,679,711
46,319	T. Rowe Price Group, Inc.	5,290,093
		49,221,670
	Chemicals — 2.7%
12,419	Air Products and Chemicals, Inc.	3,276,753
39,596	Celanese Corp.	5,588,975
See Notes to Financial Statements

First Trust Large Cap Core AlphaDEX® Fund (FEX)
Portfolio of Investments (Continued)
July 31, 2024
Shares	Description	Value
COMMON STOCKS (Continued)
	Chemicals (Continued)
72,060	CF Industries Holdings, Inc.	$5,504,663
19,804	Corteva, Inc.	1,111,004
60,408	Dow, Inc.	3,290,424
13,271	DuPont de Nemours, Inc.	1,110,783
13,464	Ecolab, Inc.	3,106,010
2,435	Linde PLC	1,104,273
44,668	LyondellBasell Industries N.V., Class A	4,442,679
16,971	PPG Industries, Inc.	2,154,978
9,920	RPM International, Inc.	1,204,883
14,753	Westlake Corp.	2,181,379
		34,076,804
	Commercial Services & Supplies — 1.1%
4,576	Cintas Corp.	3,495,789
19,723	Copart, Inc. (a)	1,032,105
16,490	Republic Services, Inc.	3,204,337
65,683	Rollins, Inc.	3,146,873
15,022	Waste Management, Inc.	3,044,358
		13,923,462
	Communications Equipment — 1.1%
15,239	Arista Networks, Inc. (a)	5,281,075
89,936	Cisco Systems, Inc.	4,357,399
11,068	Motorola Solutions, Inc.	4,415,247
		14,053,721
	Construction & Engineering — 0.4%
21,021	Quanta Services, Inc.	5,578,553
	Construction Materials — 0.2%
1,972	Martin Marietta Materials, Inc.	1,170,086
4,295	Vulcan Materials Co.	1,179,021
		2,349,107
	Consumer Finance — 0.9%
4,613	American Express Co.	1,167,273
30,862	Capital One Financial Corp.	4,672,507
113,183	Synchrony Financial	5,748,565
		11,588,345
	Consumer Staples Distribution & Retail — 1.4%
6,284	Costco Wholesale Corp.	5,165,448
16,157	Dollar General Corp.	1,945,141
85,577	Kroger (The) Co.	4,663,947
14,963	Sysco Corp.	1,146,914
21,647	Target Corp.	3,255,925
15,776	Walmart, Inc.	1,082,865
		17,260,240
Shares	Description	Value

	Containers & Packaging — 0.3%
17,554	Packaging Corp. of America	$3,508,518
	Distributors — 0.8%
23,168	Genuine Parts Co.	3,408,244
128,422	LKQ Corp.	5,329,513
3,475	Pool Corp.	1,299,789
		10,037,546
	Diversified REITs — 0.4%
77,618	WP Carey, Inc.	4,487,097
	Diversified Telecommunication Services — 0.8%
279,492	AT&T, Inc.	5,380,221
103,610	Verizon Communications, Inc.	4,198,277
		9,578,498
	Electric Utilities — 3.6%
48,699	American Electric Power Co., Inc.	4,778,346
21,336	Constellation Energy Corp.	4,049,573
31,972	Duke Energy Corp.	3,493,580
44,627	Edison International	3,570,606
49,917	Entergy Corp.	5,788,874
123,458	Exelon Corp.	4,592,638
83,738	FirstEnergy Corp.	3,509,460
45,256	NextEra Energy, Inc.	3,457,106
244,723	PG&E Corp.	4,466,195
38,634	PPL Corp.	1,148,202
13,771	Southern (The) Co.	1,150,154
80,001	Xcel Energy, Inc.	4,662,458
		44,667,192
	Electrical Equipment — 0.8%
13,628	Eaton Corp. PLC	4,153,678
2,923	Hubbell, Inc.	1,156,485
61,696	Vertiv Holdings Co., Class A	4,855,475
		10,165,638
	Electronic Equipment, Instruments & Components — 1.5%
63,424	Amphenol Corp., Class A	4,075,626
27,496	Corning, Inc.	1,100,115
39,277	Jabil, Inc.	4,425,339
35,506	TE Connectivity Ltd.	5,479,641
8,260	Teledyne Technologies, Inc. (a)	3,484,564
		18,565,285
	Energy Equipment & Services — 0.7%
91,119	Baker Hughes Co.	3,528,128
158,113	Halliburton Co.	5,483,359
		9,011,487
	Entertainment — 1.3%
7,667	Electronic Arts, Inc.	1,157,257
See Notes to Financial Statements

First Trust Large Cap Core AlphaDEX® Fund (FEX)
Portfolio of Investments (Continued)
July 31, 2024
Shares	Description	Value
COMMON STOCKS (Continued)
	Entertainment (Continued)
29,738	Liberty Media Corp.-Liberty Formula One, Class C (a)	$2,404,912
22,791	Live Nation Entertainment, Inc. (a)	2,192,266
6,331	Netflix, Inc. (a)	3,978,084
6,870	Take-Two Interactive Software, Inc. (a)	1,034,141
574,310	Warner Bros Discovery, Inc. (a)	4,967,782
		15,734,442
	Financial Services — 2.2%
45,236	Apollo Global Management, Inc.	5,668,523
13,129	Berkshire Hathaway, Inc., Class B (a)	5,757,066
146,733	Corebridge Financial, Inc.	4,335,960
7,167	Fiserv, Inc. (a)	1,172,306
55,233	Global Payments, Inc.	5,613,882
2,422	Mastercard, Inc., Class A	1,123,106
55,224	PayPal Holdings, Inc. (a)	3,632,635
		27,303,478
	Food Products — 3.5%
88,356	Archer-Daniels-Midland Co.	5,478,956
50,024	Bunge Global S.A.	5,264,025
70,915	Campbell Soup Co.	3,323,077
150,348	Conagra Brands, Inc.	4,558,551
50,658	General Mills, Inc.	3,401,178
17,432	Hershey (The) Co.	3,442,471
105,105	Hormel Foods Corp.	3,374,921
39,186	J.M. Smucker (The) Co.	4,621,989
18,520	Kellanova	1,076,938
132,615	Kraft Heinz (The) Co.	4,669,374
15,058	McCormick & Co., Inc.	1,159,617
32,648	Mondelez International, Inc., Class A	2,231,491
18,694	Tyson Foods, Inc., Class A	1,138,465
		43,741,053
	Gas Utilities — 0.4%
36,630	Atmos Energy Corp.	4,684,244
	Ground Transportation — 1.0%
20,029	J.B. Hunt Transport Services, Inc.	3,468,021
4,975	Norfolk Southern Corp.	1,241,561
44,093	Uber Technologies, Inc. (a)	2,842,676
71,191	U-Haul Holding Co.	4,537,003
		12,089,261
	Health Care Equipment & Supplies — 2.2%
10,280	Abbott Laboratories	1,089,063
31,935	Baxter International, Inc.	1,143,912
Shares	Description	Value

	Health Care Equipment & Supplies (Continued)
4,570	Becton Dickinson & Co.	$1,101,644
55,485	Boston Scientific Corp. (a)	4,099,232
12,236	Cooper (The) Cos., Inc. (a)	1,141,986
11,564	Edwards Lifesciences Corp. (a)	729,110
13,709	GE HealthCare Technologies, Inc.	1,160,193
14,387	Hologic, Inc. (a)	1,174,123
5,294	Insulet Corp. (a)	1,028,889
9,606	Intuitive Surgical, Inc. (a)	4,270,924
27,143	Medtronic PLC	2,180,126
5,581	ResMed, Inc.	1,190,148
4,866	STERIS PLC	1,161,806
6,279	Stryker Corp.	2,056,059
39,370	Zimmer Biomet Holdings, Inc.	4,383,849
		27,911,064
	Health Care Providers & Services — 2.1%
64,447	Centene Corp. (a)	4,957,263
6,463	Cigna Group (The)	2,253,454
90,435	CVS Health Corp.	5,455,944
3,943	Elevance Health, Inc.	2,097,794
6,649	HCA Healthcare, Inc.	2,413,920
5,718	Humana, Inc.	2,067,686
7,186	Molina Healthcare, Inc. (a)	2,452,366
31,216	Quest Diagnostics, Inc.	4,442,037
		26,140,464
	Health Care REITs — 0.5%
18,265	Alexandria Real Estate Equities, Inc.	2,142,302
41,679	Ventas, Inc.	2,269,005
20,493	Welltower, Inc.	2,279,846
		6,691,153
	Hotels, Restaurants & Leisure — 2.8%
1,079	Booking Holdings, Inc.	4,008,496
228,252	Carnival Corp. (a)	3,802,678
68,203	Chipotle Mexican Grill, Inc. (a)	3,704,787
7,059	Darden Restaurants, Inc.	1,032,661
8,275	Domino’s Pizza, Inc.	3,547,492
55,971	DraftKings, Inc., Class A (a)	2,068,128
16,957	Expedia Group, Inc. (a)	2,164,900
19,582	Hilton Worldwide Holdings, Inc.	4,203,668
13,255	Marriott International, Inc., Class A	3,012,862
48,075	MGM Resorts International (a)	2,065,783
33,501	Royal Caribbean Cruises Ltd. (a)	5,250,277
		34,861,732
	Household Durables — 1.9%
37,899	D.R. Horton, Inc.	6,819,167
32,784	Garmin Ltd.	5,614,260
See Notes to Financial Statements

First Trust Large Cap Core AlphaDEX® Fund (FEX)
Portfolio of Investments (Continued)
July 31, 2024
Shares	Description	Value
COMMON STOCKS (Continued)
	Household Durables (Continued)
35,638	Lennar Corp., Class A	$6,305,431
141	NVR, Inc. (a)	1,213,655
29,106	PulteGroup, Inc.	3,841,992
		23,794,505
	Household Products — 0.7%
20,606	Church & Dwight Co., Inc.	2,019,594
44,032	Colgate-Palmolive Co.	4,367,534
7,730	Kimberly-Clark Corp.	1,043,936
6,477	Procter & Gamble (The) Co.	1,041,243
		8,472,307
	Independent Power and Renewable Electricity Producers — 0.4%
62,121	Vistra Corp.	4,921,226
	Industrial Conglomerates — 0.4%
31,360	3M Co.	3,999,968
5,003	Honeywell International, Inc.	1,024,364
		5,024,332
	Insurance — 5.9%
47,843	Aflac, Inc.	4,563,265
57,555	American International Group, Inc.	4,560,083
52,939	Arch Capital Group Ltd. (a)	5,070,497
12,359	Arthur J. Gallagher & Co.	3,503,653
47,790	Brown & Brown, Inc.	4,751,760
16,751	Chubb Ltd.	4,617,581
45,225	Cincinnati Financial Corp.	5,907,289
8,842	Erie Indemnity Co., Class A	3,900,648
14,018	Everest Group Ltd.	5,507,252
64,845	Fidelity National Financial, Inc.	3,593,061
42,500	Hartford Financial Services Group (The), Inc.	4,714,100
57,169	Loews Corp.	4,570,662
3,390	Markel Group, Inc. (a)	5,555,702
10,139	Marsh & McLennan Cos., Inc.	2,256,637
27,233	Principal Financial Group, Inc.	2,219,762
5,142	Progressive (The) Corp.	1,101,005
9,115	Prudential Financial, Inc.	1,142,292
15,760	Travelers (The) Cos., Inc.	3,411,094
40,782	W.R. Berkley Corp.	2,248,312
		73,194,655
	Interactive Media & Services — 1.2%
29,323	Alphabet, Inc., Class A	5,030,068
10,592	Meta Platforms, Inc., Class A	5,029,399
Shares	Description	Value

	Interactive Media & Services (Continued)
96,957	Pinterest, Inc., Class A (a)	$3,097,776
128,624	Snap, Inc., Class A (a)	1,713,272
		14,870,515
	IT Services — 1.7%
12,896	Cloudflare, Inc., Class A (a)	999,440
78,545	Cognizant Technology Solutions Corp., Class A	5,944,285
17,036	EPAM Systems, Inc. (a)	3,664,955
2,378	Gartner, Inc. (a)	1,191,830
38,230	GoDaddy, Inc., Class A (a)	5,560,553
6,177	International Business Machines Corp.	1,186,849
22,822	Okta, Inc. (a)	2,143,899
		20,691,811
	Life Sciences Tools & Services — 0.4%
1,529	Mettler-Toledo International, Inc. (a)	2,325,655
10,187	Revvity, Inc.	1,279,589
1,931	Thermo Fisher Scientific, Inc.	1,184,359
		4,789,603
	Machinery — 3.1%
9,621	Caterpillar, Inc.	3,330,790
7,715	Cummins, Inc.	2,251,237
11,436	Deere & Co.	4,253,963
23,679	Dover Corp.	4,363,093
35,278	Ingersoll Rand, Inc.	3,541,911
22,194	Otis Worldwide Corp.	2,097,333
20,754	PACCAR, Inc.	2,047,590
4,224	Parker-Hannifin Corp.	2,370,340
20,433	Snap-on, Inc.	5,864,884
33,793	Westinghouse Air Brake Technologies Corp.	5,445,742
23,627	Xylem, Inc.	3,154,204
		38,721,087
	Media — 2.1%
10,720	Charter Communications, Inc., Class A (a)	4,070,598
136,391	Comcast Corp., Class A	5,628,857
155,400	Fox Corp., Class A	5,911,416
146,884	Interpublic Group of (The) Cos., Inc.	4,725,258
38,745	News Corp., Class A	1,068,587
23,817	Omnicom Group, Inc.	2,335,019
21,874	Trade Desk (The), Inc., Class A (a)	1,966,035
		25,705,770
	Metals & Mining — 1.4%
21,980	Freeport-McMoRan, Inc.	998,112
33,787	Nucor Corp.	5,505,254
See Notes to Financial Statements

First Trust Large Cap Core AlphaDEX® Fund (FEX)
Portfolio of Investments (Continued)
July 31, 2024
Shares	Description	Value
COMMON STOCKS (Continued)
	Metals & Mining (Continued)
18,702	Reliance, Inc.	$5,695,881
41,244	Steel Dynamics, Inc.	5,494,525
		17,693,772
	Multi-Utilities — 2.9%
60,088	Ameren Corp.	4,763,176
103,443	CenterPoint Energy, Inc.	2,870,543
53,832	CMS Energy Corp.	3,488,314
47,784	Consolidated Edison, Inc.	4,659,896
65,401	Dominion Energy, Inc.	3,496,337
38,491	DTE Energy Co.	4,639,320
43,483	Public Service Enterprise Group, Inc.	3,468,639
56,178	Sempra	4,497,611
54,459	WEC Energy Group, Inc.	4,686,741
		36,570,577
	Oil, Gas & Consumable Fuels — 6.4%
24,440	Cheniere Energy, Inc.	4,463,722
34,146	Chevron Corp.	5,479,409
46,696	ConocoPhillips	5,192,595
200,266	Coterra Energy, Inc.	5,166,863
112,682	Devon Energy Corp.	5,299,434
26,680	Diamondback Energy, Inc.	5,397,631
42,434	EOG Resources, Inc.	5,380,631
144,432	EQT Corp.	4,984,348
46,396	Exxon Mobil Corp.	5,502,102
215,041	Kinder Morgan, Inc.	4,543,816
30,787	Marathon Petroleum Corp.	5,449,915
84,739	Occidental Petroleum Corp.	5,153,826
39,297	ONEOK, Inc.	3,274,619
37,835	Phillips 66	5,504,236
8,294	Targa Resources Corp.	1,122,012
34,072	Valero Energy Corp.	5,510,124
50,269	Williams (The) Cos., Inc.	2,158,551
		79,583,834
	Passenger Airlines — 1.0%
90,068	Delta Air Lines, Inc.	3,874,726
112,012	Southwest Airlines Co.	3,017,603
109,764	United Airlines Holdings, Inc. (a)	4,985,481
		11,877,810
	Personal Care Products — 0.3%
10,039	Estee Lauder (The) Cos., Inc., Class A	999,985
117,516	Kenvue, Inc.	2,172,871
		3,172,856
	Pharmaceuticals — 1.1%
5,899	Eli Lilly & Co.	4,744,389
Shares	Description	Value

	Pharmaceuticals (Continued)
21,926	Johnson & Johnson	$3,461,019
401,963	Viatris, Inc.	4,847,674
		13,053,082
	Professional Services — 1.4%
4,475	Automatic Data Processing, Inc.	1,175,225
34,705	Booz Allen Hamilton Holding Corp.	4,973,574
10,845	Broadridge Financial Solutions, Inc.	2,320,830
15,292	Jacobs Solutions, Inc.	2,237,984
51,135	SS&C Technologies Holdings, Inc.	3,730,298
14,404	TransUnion	1,300,105
7,926	Verisk Analytics, Inc.	2,074,630
		17,812,646
	Real Estate Management & Development — 0.2%
23,975	CBRE Group, Inc., Class A (a)	2,702,222
	Residential REITs — 0.9%
28,747	American Homes 4 Rent, Class A	1,037,479
10,327	AvalonBay Communities, Inc.	2,116,209
46,217	Equity Residential	3,218,090
7,849	Essex Property Trust, Inc.	2,184,848
29,764	Invitation Homes, Inc.	1,049,776
14,981	Mid-America Apartment Communities, Inc.	2,093,894
		11,700,296
	Retail REITs — 0.4%
164,679	Kimco Realty Corp.	3,578,475
7,037	Simon Property Group, Inc.	1,079,757
		4,658,232
	Semiconductors & Semiconductor Equipment — 3.7%
6,586	Advanced Micro Devices, Inc. (a)	951,545
4,680	Analog Devices, Inc.	1,082,858
18,107	Applied Materials, Inc.	3,842,305
26,617	Broadcom, Inc.	4,276,820
7,889	Entegris, Inc.	933,190
14,214	First Solar, Inc. (a)	3,070,082
137,967	Intel Corp.	4,241,106
3,886	KLA Corp.	3,198,450
4,013	Lam Research Corp.	3,696,936
15,283	Marvell Technology, Inc.	1,023,655
3,900	Monolithic Power Systems, Inc.	3,366,051
43,234	NVIDIA Corp.	5,059,243
11,909	NXP Semiconductors N.V.	3,133,972
10,726	QUALCOMM, Inc.	1,940,870
See Notes to Financial Statements

First Trust Large Cap Core AlphaDEX® Fund (FEX)
Portfolio of Investments (Continued)
July 31, 2024
Shares	Description	Value
COMMON STOCKS (Continued)
	Semiconductors & Semiconductor Equipment (Continued)
40,090	Skyworks Solutions, Inc.	$4,555,026
5,491	Texas Instruments, Inc.	1,119,121
		45,491,230
	Software — 4.7%
1,923	Adobe, Inc. (a)	1,060,823
4,317	Autodesk, Inc. (a)	1,068,544
6,942	Cadence Design Systems, Inc. (a)	1,858,096
13,939	Crowdstrike Holdings, Inc., Class A (a)	3,233,291
24,710	Datadog, Inc., Class A (a)	2,877,232
2,870	Fair Isaac Corp. (a)	4,592,000
171,051	Gen Digital, Inc.	4,445,616
1,811	HubSpot, Inc. (a)	900,121
3,251	Intuit, Inc.	2,104,535
8,661	Manhattan Associates, Inc. (a)	2,211,846
4,781	Microsoft Corp.	2,000,131
56,370	Nutanix, Inc., Class A (a)	2,847,249
22,696	Oracle Corp.	3,164,957
126,516	Palantir Technologies, Inc., Class A (a)	3,402,015
12,604	Palo Alto Networks, Inc. (a)	4,092,897
5,880	PTC, Inc. (a)	1,045,758
3,790	Roper Technologies, Inc.	2,064,603
4,154	Salesforce, Inc.	1,075,055
4,074	ServiceNow, Inc. (a)	3,317,825
5,385	Synopsys, Inc. (a)	3,006,553
6,374	Tyler Technologies, Inc. (a)	3,621,133
54,142	Zoom Video Communications, Inc., Class A (a)	3,270,177
5,558	Zscaler, Inc. (a)	996,827
		58,257,284
	Specialized REITs — 0.9%
14,051	Digital Realty Trust, Inc.	2,100,484
59,597	Iron Mountain, Inc.	6,112,268
112,880	Weyerhaeuser Co.	3,585,069
		11,797,821
	Specialty Retail — 1.7%
1,082	AutoZone, Inc. (a)	3,390,653
38,020	Best Buy Co., Inc.	3,289,490
9,691	Lowe’s Cos., Inc.	2,379,237
2,023	O’Reilly Automotive, Inc. (a)	2,278,586
22,052	Ross Stores, Inc.	3,158,508
48,511	TJX (The) Cos., Inc.	5,482,713
3,956	Tractor Supply Co.	1,041,694
		21,020,881
Shares	Description	Value

	Technology Hardware, Storage & Peripherals — 2.0%
10,144	Apple, Inc.	$2,252,780
252,295	Hewlett Packard Enterprise Co.	5,023,193
30,503	HP, Inc.	1,100,853
41,469	NetApp, Inc.	5,265,734
66,545	Pure Storage, Inc., Class A (a)	3,988,042
51,719	Seagate Technology Holdings PLC	5,284,130
2,608	Super Micro Computer, Inc. (a)	1,829,903
		24,744,635
	Textiles, Apparel & Luxury Goods — 0.6%
5,518	Deckers Outdoor Corp. (a)	5,091,072
28,346	NIKE, Inc., Class B	2,121,982
		7,213,054
	Tobacco — 0.4%
46,903	Altria Group, Inc.	2,298,716
21,083	Philip Morris International, Inc.	2,427,918
		4,726,634
	Trading Companies & Distributors — 0.7%
4,955	United Rentals, Inc.	3,751,431
2,367	W.W. Grainger, Inc.	2,312,109
4,612	Watsco, Inc.	2,257,528
		8,321,068
	Water Utilities — 0.2%
16,541	American Water Works Co., Inc.	2,354,777
	Wireless Telecommunication Services — 0.3%
18,190	T-Mobile US, Inc.	3,315,673
	Total Common Stocks	1,240,622,570
	(Cost $1,040,082,557)
MONEY MARKET FUNDS — 0.1%
1,367,169	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 5.14% (b)	1,367,169
	(Cost $1,367,169)

See Notes to Financial Statements

First Trust Large Cap Core AlphaDEX® Fund (FEX)
Portfolio of Investments (Continued)
July 31, 2024
Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.0%
$2,912	Bank of America Corp., 5.34% (b), dated 07/31/24, due 08/01/24, with a maturity value of $2,912. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.38%, due 07/31/26 to 02/15/38. The value of the collateral including accrued interest is $2,970. (c)	$2,912
	(Cost $2,912)

	Total Investments — 100.0%	1,241,992,651
	(Cost $1,041,452,638)
	Net Other Assets and Liabilities — 0.0%	48,921
	Net Assets — 100.0%	$1,242,041,572

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of July 31, 2024.
(c)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of July 31, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 7/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 1,240,622,570	$ 1,240,622,570	$ —	$ —
Money Market Funds	1,367,169	1,367,169	—	—
Repurchase Agreements	2,912	—	2,912	—
Total Investments	$1,241,992,651	$1,241,989,739	$2,912	$—

*	See Portfolio of Investments for industry breakout.
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(1)	$2,912
Non-cash Collateral(2)	(2,912)
Net Amount	$—

(1)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(2)	At July 31, 2024, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust Mid Cap Core AlphaDEX® Fund (FNX)
Portfolio of Investments
July 31, 2024

Shares	Description	Value
COMMON STOCKS — 99.9%
	Aerospace & Defense — 2.0%
23,241	AeroVironment, Inc. (a)	$4,149,448
26,740	BWX Technologies, Inc.	2,660,363
12,498	Curtiss-Wright Corp.	3,683,161
13,749	Huntington Ingalls Industries, Inc.	3,849,445
33,192	Leonardo DRS, Inc. (a)	936,014
25,306	Moog, Inc., Class A	4,962,507
24,278	Woodward, Inc.	3,787,125
		24,028,063
	Air Freight & Logistics — 0.2%
33,534	GXO Logistics, Inc. (a)	1,877,233
	Automobile Components — 1.3%
105,054	BorgWarner, Inc.	3,709,457
50,237	Gentex Corp.	1,560,361
223,809	Goodyear Tire & Rubber (The) Co. (a)	2,618,565
29,656	Lear Corp.	3,619,218
42,256	Modine Manufacturing Co. (a)	4,971,841
		16,479,442
	Automobiles — 0.7%
126,227	Harley-Davidson, Inc.	4,733,513
36,244	Thor Industries, Inc.	3,846,938
		8,580,451
	Banks — 6.7%
50,450	Ameris Bancorp	3,071,901
82,609	Bank OZK	3,873,536
27,718	BOK Financial Corp.	2,850,519
119,766	Cadence Bank	3,936,708
170,284	Columbia Banking System, Inc.	4,454,629
49,770	Comerica, Inc.	2,727,894
15,180	Commerce Bancshares, Inc.	982,298
8,331	Cullen/Frost Bankers, Inc.	975,227
34,688	East West Bancorp, Inc.	3,048,728
185,688	F.N.B. Corp.	2,848,454
28,674	First Financial Bankshares, Inc.	1,102,802
161,079	First Horizon Corp.	2,694,852
22,689	Glacier Bancorp, Inc.	1,014,425
53,110	Hancock Whitney Corp.	2,906,710
106,018	Home BancShares, Inc.	3,003,490
197,032	Old National Bancorp	3,944,581
31,736	Pinnacle Financial Partners, Inc.	3,056,812
19,151	Popular, Inc.	1,965,467
41,547	Prosperity Bancshares, Inc.	3,012,988
40,200	ServisFirst Bancshares, Inc.	3,225,648
33,241	SouthState Corp.	3,289,862
42,137	Synovus Financial Corp.	1,969,905
20,300	UMB Financial Corp.	2,071,006
Shares	Description	Value

	Banks (Continued)
78,305	United Bankshares, Inc.	$3,048,414
485,238	Valley National Bancorp	4,075,999
77,699	Webster Financial Corp.	3,855,424
40,437	Western Alliance Bancorp	3,253,561
25,773	Wintrust Financial Corp.	2,788,639
58,572	Zions Bancorp N.A.	3,026,415
		82,076,894
	Beverages — 1.0%
2,775	Boston Beer (The) Co., Inc., Class A (a)	777,583
14,831	Celsius Holdings, Inc. (a)	694,536
3,902	Coca-Cola Consolidated, Inc. (b)	4,471,263
83,292	Molson Coors Beverage Co., Class B	4,401,982
33,051	National Beverage Corp.	1,612,558
		11,957,922
	Biotechnology — 2.7%
35,135	Alkermes PLC (a)	959,888
31,425	Blueprint Medicines Corp. (a)	3,403,327
75,366	Exelixis, Inc. (a)	1,767,333
80,857	Halozyme Therapeutics, Inc. (a)	4,468,158
63,188	Insmed, Inc. (a)	4,596,927
53,300	Ionis Pharmaceuticals, Inc. (a)	2,636,218
39,096	Natera, Inc. (a)	4,003,039
43,636	REVOLUTION Medicines, Inc. (a)	1,991,547
160,215	Roivant Sciences Ltd. (a)	1,738,333
26,795	Sarepta Therapeutics, Inc. (a)	3,811,321
10,631	United Therapeutics Corp. (a)	3,330,586
		32,706,677
	Broadline Retail — 0.8%
7,690	Dillard’s, Inc., Class A	3,065,157
132,303	Macy’s, Inc.	2,286,196
43,125	Ollie’s Bargain Outlet Holdings, Inc. (a)	4,210,725
		9,562,078
	Building Products — 1.4%
10,354	A.O. Smith Corp.	880,504
38,823	AAON, Inc.	3,437,000
10,559	Advanced Drainage Systems, Inc.	1,869,366
22,432	Armstrong World Industries, Inc.	2,947,565
20,097	AZEK (The) Co., Inc. (a)	902,154
26,078	Fortune Brands Innovations, Inc.	2,107,363
30,240	UFP Industries, Inc.	3,989,563
28,799	Zurn Elkay Water Solutions Corp.	934,816
		17,068,331
	Capital Markets — 2.7%
27,099	Affiliated Managers Group, Inc.	5,030,116
See Notes to Financial Statements

First Trust Mid Cap Core AlphaDEX® Fund (FNX)
Portfolio of Investments (Continued)
July 31, 2024
Shares	Description	Value
COMMON STOCKS (Continued)
	Capital Markets (Continued)
143,111	Blue Owl Capital, Inc.	$2,729,127
4,062	Evercore, Inc., Class A	1,017,084
13,704	Hamilton Lane, Inc., Class A	1,978,447
6,280	Houlihan Lokey, Inc.	943,570
34,534	Interactive Brokers Group, Inc., Class A	4,118,870
56,600	Invesco Ltd.	976,916
34,033	Jefferies Financial Group, Inc.	1,989,910
8,586	Morningstar, Inc.	2,727,343
186,425	Robinhood Markets, Inc., Class A (a)	3,834,762
39,268	SEI Investments Co.	2,663,941
10,063	Stifel Financial Corp.	892,286
31,951	Tradeweb Markets, Inc., Class A	3,568,288
		32,470,660
	Chemicals — 2.6%
26,883	Ashland, Inc.	2,598,242
38,797	Avient Corp.	1,755,176
74,340	Axalta Coating Systems Ltd. (a)	2,650,221
5,500	Balchem Corp.	976,030
27,645	Cabot Corp.	2,772,517
34,572	Eastman Chemical Co.	3,572,325
31,222	Element Solutions, Inc.	841,433
73,566	FMC Corp.	4,293,312
22,004	H.B. Fuller Co.	1,896,745
37,186	Huntsman Corp.	889,861
146,494	Mosaic (The) Co.	4,361,126
1,643	NewMarket Corp.	921,509
53,875	Olin Corp.	2,457,239
9,979	Quaker Chemical Corp.	1,811,887
		31,797,623
	Commercial Services & Supplies — 1.3%
41,345	Brink’s (The) Co.	4,547,537
17,068	Casella Waste Systems, Inc., Class A (a)	1,767,562
14,977	Clean Harbors, Inc. (a)	3,575,459
9,023	MSA Safety, Inc.	1,702,189
20,705	Tetra Tech, Inc.	4,415,134
		16,007,881
	Communications Equipment — 0.2%
17,573	Ciena Corp. (a)	926,800
4,916	F5, Inc. (a)	1,001,094
		1,927,894
	Construction & Engineering — 1.6%
90,007	API Group Corp. (a)	3,410,365
20,302	Arcosa, Inc.	1,886,259
Shares	Description	Value

	Construction & Engineering (Continued)
13,921	Comfort Systems USA, Inc.	$4,627,619
11,597	EMCOR Group, Inc.	4,353,978
19,443	Fluor Corp. (a)	935,208
134,939	MDU Resources Group, Inc.	3,635,256
3,086	Valmont Industries, Inc.	920,739
		19,769,424
	Construction Materials — 0.5%
3,892	Eagle Materials, Inc.	1,059,792
36,218	Knife River Corp. (a)	2,880,055
46,257	Summit Materials, Inc., Class A (a)	1,932,617
		5,872,464
	Consumer Finance — 1.0%
85,379	Ally Financial, Inc.	3,842,909
16,147	FirstCash Holdings, Inc.	1,802,005
52,385	OneMain Holdings, Inc.	2,737,640
122,185	SLM Corp.	2,772,378
128,100	SoFi Technologies, Inc. (a)	965,874
		12,120,806
	Consumer Staples Distribution & Retail — 1.1%
9,640	BJ’s Wholesale Club Holdings, Inc. (a)	847,934
11,097	Casey’s General Stores, Inc.	4,303,861
25,615	Performance Food Group Co. (a)	1,767,435
50,606	Sprouts Farmers Market, Inc. (a)	5,055,033
31,963	US Foods Holding Corp. (a)	1,738,468
		13,712,731
	Containers & Packaging — 1.5%
18,039	AptarGroup, Inc.	2,651,372
57,553	Berry Global Group, Inc.	3,782,383
11,383	Crown Holdings, Inc.	1,009,672
64,612	Graphic Packaging Holding Co.	1,944,821
39,246	International Paper Co.	1,824,154
24,338	Sealed Air Corp.	926,061
60,010	Silgan Holdings, Inc.	3,086,315
66,777	Sonoco Products Co.	3,600,616
		18,825,394
	Diversified Consumer Services — 1.2%
445,653	ADT, Inc.	3,467,180
23,075	Bright Horizons Family Solutions, Inc. (a)	2,774,769
8,115	Duolingo, Inc. (a)	1,395,293
18,156	Grand Canyon Education, Inc. (a)	2,831,428
78,069	H&R Block, Inc.	4,523,318
		14,991,988
See Notes to Financial Statements

First Trust Mid Cap Core AlphaDEX® Fund (FNX)
Portfolio of Investments (Continued)
July 31, 2024
Shares	Description	Value
COMMON STOCKS (Continued)
	Diversified REITs — 0.1%
61,115	Essential Properties Realty Trust, Inc.	$1,808,393
	Diversified Telecommunication Services — 0.3%
129,372	Frontier Communications Parent, Inc. (a)	3,790,600
	Electric Utilities — 2.0%
49,907	Alliant Energy Corp.	2,777,824
63,941	Evergy, Inc.	3,708,578
27,269	IDACORP, Inc.	2,665,545
32,626	NRG Energy, Inc.	2,452,497
94,873	OGE Energy Corp.	3,678,226
19,335	Otter Tail Corp.	1,873,948
44,343	Pinnacle West Capital Corp.	3,795,317
78,329	Portland General Electric Co.	3,711,228
		24,663,163
	Electrical Equipment — 0.9%
10,521	Acuity Brands, Inc.	2,644,454
31,378	Atkore, Inc.	4,236,030
24,538	EnerSys	2,697,462
6,403	Generac Holdings, Inc. (a)	996,819
6,263	Regal Rexnord Corp.	1,006,339
		11,581,104
	Electronic Equipment, Instruments & Components — 2.1%
7,786	Advanced Energy Industries, Inc.	906,057
28,047	Arrow Electronics, Inc. (a)	3,469,133
65,779	Avnet, Inc.	3,536,279
18,175	Badger Meter, Inc.	3,746,958
27,573	Crane NXT Co.	1,733,790
4,268	Insight Enterprises, Inc. (a)	958,166
30,102	IPG Photonics Corp. (a)	2,420,201
6,625	Littelfuse, Inc.	1,769,604
51,123	Sanmina Corp. (a)	3,851,096
22,012	TD SYNNEX Corp.	2,623,170
22,166	Vontier Corp.	869,572
		25,884,026
	Energy Equipment & Services — 2.7%
117,147	Helmerich & Payne, Inc.	4,735,082
202,668	Liberty Energy, Inc.	4,894,432
222,708	NOV, Inc.	4,636,781
408,658	Patterson-UTI Energy, Inc.	4,491,151
26,679	Tidewater, Inc. (a)	2,640,154
474,807	Transocean Ltd. (a)	2,749,133
Shares	Description	Value

	Energy Equipment & Services (Continued)
56,827	Valaris Ltd. (a)	$4,466,034
34,576	Weatherford International PLC (a)	4,075,127
		32,687,894
	Entertainment — 0.4%
4,500	Madison Square Garden Sports Corp. (a)	901,845
31,364	TKO Group Holdings, Inc.	3,429,654
27,627	Warner Music Group Corp., Class A	829,086
		5,160,585
	Financial Services — 2.9%
28,029	Affirm Holdings, Inc. (a)	792,940
75,346	Essent Group Ltd.	4,734,743
16,363	Euronet Worldwide, Inc. (a)	1,668,862
57,012	Jackson Financial, Inc., Class A	5,020,477
196,460	MGIC Investment Corp.	4,880,066
41,696	Mr. Cooper Group, Inc. (a)	3,747,637
8,950	PennyMac Financial Services, Inc.	878,174
136,131	Radian Group, Inc.	5,050,460
23,086	Shift4 Payments, Inc., Class A (a)	1,588,086
131,430	Toast, Inc., Class A (a)	3,438,209
23,802	Voya Financial, Inc.	1,731,119
207,873	Western Union (The) Co.	2,471,610
		36,002,383
	Food Products — 1.8%
115,203	Darling Ingredients, Inc. (a)	4,577,015
38,142	Flowers Foods, Inc.	858,958
32,720	Freshpet, Inc. (a)	3,982,024
14,764	Ingredion, Inc.	1,836,199
4,480	Lancaster Colony Corp.	864,909
40,647	Post Holdings, Inc. (a)	4,445,156
1,339	Seaboard Corp.	4,348,951
46,871	Simply Good Foods (The) Co. (a)	1,589,864
		22,503,076
	Gas Utilities — 1.3%
78,127	National Fuel Gas Co.	4,577,461
59,435	New Jersey Resources Corp.	2,778,586
53,045	ONE Gas, Inc.	3,693,523
36,093	Southwest Gas Holdings, Inc.	2,676,657
73,951	UGI Corp.	1,832,506
		15,558,733
	Ground Transportation — 1.0%
8,100	Avis Budget Group, Inc.	818,181
50,886	Knight-Swift Transportation Holdings, Inc.	2,769,725
See Notes to Financial Statements

First Trust Mid Cap Core AlphaDEX® Fund (FNX)
Portfolio of Investments (Continued)
July 31, 2024
Shares	Description	Value
COMMON STOCKS (Continued)
	Ground Transportation (Continued)
4,590	Landstar System, Inc.	$873,247
60,053	Lyft, Inc., Class A (a)	723,639
27,341	Ryder System, Inc.	3,832,115
1,785	Saia, Inc. (a)	745,862
23,930	XPO, Inc. (a)	2,749,318
		12,512,087
	Health Care Equipment & Supplies — 1.6%
33,992	DENTSPLY SIRONA, Inc.	922,543
50,915	Envista Holdings Corp. (a)	869,119
28,619	Glaukos Corp. (a)	3,353,288
10,236	Haemonetics Corp. (a)	921,752
29,251	Integer Holdings Corp. (a)	3,473,849
7,866	iRhythm Technologies, Inc. (a)	678,442
42,184	Lantheus Holdings, Inc. (a)	4,422,149
29,555	Merit Medical Systems, Inc. (a)	2,520,746
54,174	Neogen Corp. (a)	922,583
8,052	Teleflex, Inc.	1,778,848
		19,863,319
	Health Care Providers & Services — 2.2%
6,661	CorVel Corp. (a)	2,043,595
30,553	DaVita, Inc. (a)	4,174,151
19,741	Encompass Health Corp.	1,834,728
27,383	Ensign Group (The), Inc.	3,854,157
39,291	HealthEquity, Inc. (a)	3,083,558
26,419	Henry Schein, Inc. (a)	1,900,583
48,303	Select Medical Holdings Corp.	1,920,527
25,461	Tenet Healthcare Corp. (a)	3,811,512
18,315	Universal Health Services, Inc., Class B	3,915,014
		26,537,825
	Health Care REITs — 0.3%
51,381	Healthcare Realty Trust, Inc.	908,930
74,165	Omega Healthcare Investors, Inc.	2,699,606
		3,608,536
	Hotels, Restaurants & Leisure — 3.3%
99,558	Aramark	3,411,853
61,468	Boyd Gaming Corp.	3,741,557
85,228	Caesars Entertainment, Inc. (a)	3,404,859
45,646	Cava Group, Inc. (a)	3,844,306
7,116	Choice Hotels International, Inc. (b)	906,934
18,195	Churchill Downs, Inc.	2,612,074
62,831	Hilton Grand Vacations, Inc. (a)	2,714,928
22,295	Hyatt Hotels Corp., Class A	3,284,722
32,294	Light & Wonder, Inc. (a)	3,461,917
Shares	Description	Value

	Hotels, Restaurants & Leisure (Continued)
90,126	Norwegian Cruise Line Holdings Ltd. (a)	$1,661,022
23,013	Planet Fitness, Inc., Class A (a)	1,696,058
24,657	Texas Roadhouse, Inc.	4,305,359
10,016	Wingstop, Inc.	3,744,782
18,922	Wynn Resorts Ltd.	1,567,120
		40,357,491
	Household Durables — 3.4%
8,234	Installed Building Products, Inc.	2,226,062
60,326	KB Home	5,192,862
34,662	M/I Homes, Inc. (a)	5,782,662
26,159	Meritage Homes Corp.	5,306,876
7,453	Mohawk Industries, Inc. (a)	1,200,455
24,995	Skyline Champion Corp. (a)	2,037,343
76,366	Taylor Morrison Home Corp. (a)	5,122,631
17,887	Tempur Sealy International, Inc.	936,384
29,405	Toll Brothers, Inc.	4,196,388
4,396	TopBuild Corp. (a)	2,103,662
113,657	Tri Pointe Homes, Inc. (a)	5,142,979
24,856	Whirlpool Corp.	2,534,566
		41,782,870
	Household Products — 0.2%
60,525	Reynolds Consumer Products, Inc.	1,683,805
3,855	WD-40 Co.	1,008,507
		2,692,312
	Independent Power and Renewable Electricity Producers — 0.2%
48,191	AES (The) Corp.	857,318
23,619	Ormat Technologies, Inc.	1,833,779
		2,691,097
	Industrial REITs — 0.1%
4,979	EastGroup Properties, Inc.	931,023
	Insurance — 4.4%
13,766	American Financial Group, Inc.	1,802,795
15,279	Assurant, Inc.	2,671,839
54,877	Assured Guaranty Ltd.	4,520,218
35,954	Axis Capital Holdings Ltd.	2,723,515
13,849	Enstar Group Ltd. (a)	4,492,616
31,390	First American Financial Corp.	1,901,606
41,164	Globe Life, Inc.	3,817,549
6,750	Hanover Insurance Group (The), Inc.	928,058
2,197	Kinsale Capital Group, Inc.	1,004,183
108,905	Lincoln National Corp.	3,626,536
82,209	Old Republic International Corp.	2,846,076
10,737	Primerica, Inc.	2,703,254
8,250	Reinsurance Group of America, Inc.	1,859,798
See Notes to Financial Statements

First Trust Mid Cap Core AlphaDEX® Fund (FNX)
Portfolio of Investments (Continued)
July 31, 2024
Shares	Description	Value
COMMON STOCKS (Continued)
	Insurance (Continued)
18,943	RenaissanceRe Holdings Ltd.	$4,393,071
12,037	RLI Corp.	1,812,652
58,486	Ryan Specialty Holdings, Inc.	3,602,153
18,049	Selective Insurance Group, Inc.	1,630,186
66,268	Unum Group	3,812,398
2,330	White Mountains Insurance Group Ltd.	4,161,380
		54,309,883
	Interactive Media & Services — 0.2%
36,146	IAC, Inc. (a)	1,908,870
	IT Services — 0.9%
28,812	ASGN, Inc. (a)	2,727,632
177,421	DXC Technology Co. (a)	3,608,743
160,917	Kyndryl Holdings, Inc. (a)	4,323,840
		10,660,215
	Leisure Products — 1.2%
40,017	Acushnet Holdings Corp.	2,904,434
46,544	Brunswick Corp.	3,791,009
28,947	Hasbro, Inc.	1,865,923
104,151	Mattel, Inc. (a)	2,009,073
43,250	Polaris, Inc.	3,601,860
22,195	YETI Holdings, Inc. (a)	917,763
		15,090,062
	Life Sciences Tools & Services — 0.4%
11,817	Bio-Techne Corp.	964,149
10,280	Medpace Holdings, Inc. (a)	3,932,306
		4,896,455
	Machinery — 3.9%
43,254	AGCO Corp.	4,084,043
44,623	Allison Transmission Holdings, Inc.	3,953,152
5,867	Chart Industries, Inc. (a)	945,056
5,841	Crane Co.	937,013
23,665	Donaldson Co., Inc.	1,770,615
17,934	Esab Corp.	1,822,094
40,480	Federal Signal Corp.	4,046,786
17,603	Flowserve Corp.	889,832
19,664	ITT, Inc.	2,781,669
5,764	Kadant, Inc.	2,025,988
20,717	Middleby (The) Corp. (a)	2,808,811
59,484	Mueller Industries, Inc.	4,219,795
31,302	Oshkosh Corp.	3,400,962
3,139	RBC Bearings, Inc. (a)	912,947
29,785	SPX Technologies, Inc. (a)	4,394,479
77,202	Terex Corp.	4,883,798
42,268	Timken (The) Co.	3,675,203
		47,552,243
Shares	Description	Value

	Marine Transportation — 0.4%
14,145	Kirby Corp. (a)	$1,738,138
25,861	Matson, Inc.	3,432,013
		5,170,151
	Media — 1.0%
77,229	Liberty Broadband Corp., Class C (a)	5,204,462
49,603	New York Times (The) Co., Class A	2,658,225
20,403	Nexstar Media Group, Inc.	3,770,270
		11,632,957
	Metals & Mining — 1.4%
3,018	Alpha Metallurgical Resources, Inc.	891,547
61,081	ATI, Inc. (a)	4,135,795
220,075	Cleveland-Cliffs, Inc. (a)	3,378,151
76,990	Commercial Metals Co.	4,627,099
6,765	Royal Gold, Inc.	934,382
40,470	Warrior Met Coal, Inc.	2,796,882
		16,763,856
	Mortgage REITs — 0.8%
266,270	AGNC Investment Corp. (b)	2,665,363
88,849	Annaly Capital Management, Inc.	1,768,983
48,606	Blackstone Mortgage Trust, Inc., Class A (b)	867,617
310,444	Rithm Capital Corp.	3,604,255
44,707	Starwood Property Trust, Inc.	891,905
		9,798,123
	Multi-Utilities — 0.5%
62,283	Black Hills Corp.	3,677,811
88,172	NiSource, Inc.	2,755,375
		6,433,186
	Office REITs — 0.8%
146,304	Cousins Properties, Inc.	4,024,823
108,661	Kilroy Realty Corp.	4,017,197
64,415	Vornado Realty Trust	1,931,806
		9,973,826
	Oil, Gas & Consumable Fuels — 5.8%
172,335	Antero Midstream Corp.	2,474,731
51,899	Antero Resources Corp. (a)	1,506,109
143,808	APA Corp.	4,485,372
51,511	Chesapeake Energy Corp.	3,931,835
25,249	Chord Energy Corp.	4,334,243
12,271	Civitas Resources, Inc.	856,025
158,152	CVR Energy, Inc.	4,523,147
35,762	DT Midstream, Inc.	2,695,024
79,372	HF Sinclair Corp.	4,085,277
See Notes to Financial Statements

First Trust Mid Cap Core AlphaDEX® Fund (FNX)
Portfolio of Investments (Continued)
July 31, 2024
Shares	Description	Value
COMMON STOCKS (Continued)
	Oil, Gas & Consumable Fuels (Continued)
167,076	Magnolia Oil & Gas Corp., Class A	$4,551,150
71,036	Matador Resources Co.	4,367,293
102,661	Murphy Oil Corp.	4,248,112
113,901	Northern Oil & Gas, Inc.	4,919,384
90,329	Ovintiv, Inc.	4,194,879
91,997	PBF Energy, Inc., Class A	3,748,878
191,397	Peabody Energy Corp.	4,250,927
104,860	Permian Resources Corp.	1,608,553
101,014	Range Resources Corp.	3,154,667
97,934	SM Energy Co.	4,524,551
3,458	Texas Pacific Land Corp.	2,921,664
		71,381,821
	Paper & Forest Products — 0.2%
20,568	Louisiana-Pacific Corp.	2,018,955
	Passenger Airlines — 0.3%
83,835	Alaska Air Group, Inc. (a)	3,146,327
	Personal Care Products — 0.4%
29,636	BellRing Brands, Inc. (a)	1,519,734
20,091	elf Beauty, Inc. (a)	3,467,305
		4,987,039
	Pharmaceuticals — 1.0%
21,037	Axsome Therapeutics, Inc. (a)	1,836,741
24,726	Intra-Cellular Therapies, Inc. (a)	1,946,431
31,733	Jazz Pharmaceuticals PLC (a)	3,498,563
81,811	Organon & Co.	1,788,388
98,918	Perrigo Co. PLC	2,796,412
		11,866,535
	Professional Services — 2.9%
114,734	Alight, Inc., Class A (a)	868,536
3,938	CACI International, Inc., Class A (a)	1,817,308
53,524	Concentrix Corp.	3,773,442
274,322	Dun & Bradstreet Holdings, Inc.	2,984,623
54,001	ExlService Holdings, Inc. (a)	1,904,075
17,803	Exponent, Inc.	1,888,542
11,787	FTI Consulting, Inc. (a)	2,569,212
131,522	Genpact Ltd.	4,559,868
12,130	ManpowerGroup, Inc.	928,916
19,761	Maximus, Inc.	1,835,599
51,750	Parsons Corp. (a)	4,728,398
26,468	Robert Half, Inc.	1,698,981
21,608	Science Applications International Corp.	2,688,035
Shares	Description	Value

	Professional Services (Continued)
8,467	TriNet Group, Inc.	$882,685
93,391	Verra Mobility Corp. (a)	2,813,871
		35,942,091
	Real Estate Management & Development — 0.2%
8,250	Jones Lang LaSalle, Inc. (a)	2,069,925
	Residential REITs — 0.4%
15,522	Camden Property Trust	1,719,061
90,367	Independence Realty Trust, Inc.	1,685,345
41,154	UDR, Inc.	1,649,041
		5,053,447
	Retail REITs — 0.4%
13,671	Agree Realty Corp.	942,889
36,672	Brixmor Property Group, Inc.	934,036
37,834	Kite Realty Group Trust	932,986
54,840	Macerich (The) Co.	877,988
19,876	NNN REIT, Inc.	892,234
13,614	Regency Centers Corp.	916,767
		5,496,900
	Semiconductors & Semiconductor Equipment — 1.4%
29,983	Allegro MicroSystems, Inc. (a)	720,791
63,474	Amkor Technology, Inc.	2,073,061
17,866	Axcelis Technologies, Inc. (a)	2,257,369
13,266	Cirrus Logic, Inc. (a)	1,730,948
30,385	MACOM Technology Solutions Holdings, Inc. (a)	3,066,454
19,453	MKS Instruments, Inc.	2,449,133
11,570	Onto Innovation, Inc. (a)	2,213,341
12,081	Universal Display Corp.	2,689,472
		17,200,569
	Software — 3.1%
25,900	Altair Engineering, Inc., Class A (a)	2,288,524
13,849	Appfolio, Inc., Class A (a)	3,067,277
50,873	AppLovin Corp., Class A (a)	3,922,308
11,117	Blackbaud, Inc. (a)	882,468
32,025	Box, Inc., Class A (a)	900,543
76,213	CCC Intelligent Solutions Holdings, Inc. (a)	781,945
27,860	CommVault Systems, Inc. (a)	4,258,401
57,349	Confluent, Inc., Class A (a)	1,434,872
29,733	Elastic N.V. (a)	3,260,818
24,562	Guidewire Software, Inc. (a)	3,686,019
54,840	Informatica, Inc., Class A (a)	1,312,870
42,657	Marathon Digital Holdings, Inc. (a)	839,063
615	MicroStrategy, Inc., Class A (a)	992,881
41,967	Pegasystems, Inc.	2,925,939
See Notes to Financial Statements

First Trust Mid Cap Core AlphaDEX® Fund (FNX)
Portfolio of Investments (Continued)
July 31, 2024
Shares	Description	Value
COMMON STOCKS (Continued)
	Software (Continued)
50,251	Samsara, Inc., Class A (a)	$1,923,608
40,226	SentinelOne, Inc., Class A (a)	921,176
38,418	Smartsheet, Inc., Class A (a)	1,842,527
52,954	Varonis Systems, Inc. (a)	2,919,354
		38,160,593
	Specialized REITs — 0.5%
18,746	CubeSmart	891,935
14,167	Lamar Advertising Co., Class A	1,698,057
21,496	PotlatchDeltic Corp.	953,562
87,323	Rayonier, Inc.	2,648,506
		6,192,060
	Specialty Retail — 5.1%
23,807	Abercrombie & Fitch Co., Class A (a)	3,511,056
79,506	Academy Sports & Outdoors, Inc.	4,298,889
26,741	Advance Auto Parts, Inc.	1,693,508
169,687	American Eagle Outfitters, Inc.	3,741,598
18,580	Asbury Automotive Group, Inc. (a)	5,002,108
21,252	AutoNation, Inc. (a)	4,053,181
43,368	Bath & Body Works, Inc.	1,593,774
11,546	CarMax, Inc. (a)	974,944
32,891	Carvana Co. (a)	4,382,068
7,881	Dick’s Sporting Goods, Inc.	1,705,054
106,330	Gap (The), Inc.	2,496,628
14,241	Group 1 Automotive, Inc.	5,208,219
16,769	Lithia Motors, Inc.	4,633,778
9,018	Murphy USA, Inc.	4,553,369
22,729	Penske Automotive Group, Inc.	3,957,346
47,261	Signet Jewelers Ltd.	3,976,068
82,508	Urban Outfitters, Inc. (a)	3,799,493
17,992	Williams-Sonoma, Inc.	2,783,003
		62,364,084
	Textiles, Apparel & Luxury Goods — 1.6%
32,122	Columbia Sportswear Co.	2,624,367
17,405	Crocs, Inc. (a)	2,338,710
51,202	Kontoor Brands, Inc.	3,591,820
39,991	PVH Corp.	4,078,682
19,348	Ralph Lauren Corp.	3,397,315
36,750	Skechers U.S.A., Inc., Class A (a)	2,393,528
19,789	Tapestry, Inc.	793,341
		19,217,763
	Trading Companies & Distributors — 3.2%
89,073	Air Lease Corp.	4,419,802
17,459	Applied Industrial Technologies, Inc.	3,809,379
Shares	Description	Value

	Trading Companies & Distributors (Continued)
28,069	Beacon Roofing Supply, Inc. (a)	$2,885,493
35,511	Boise Cascade Co.	5,045,758
34,603	Core & Main, Inc., Class A (a)	1,850,222
41,011	FTAI Aviation Ltd.	4,570,676
12,795	GATX Corp.	1,784,903
42,017	GMS, Inc. (a)	4,043,296
6,352	Herc Holdings, Inc.	989,896
101,115	Rush Enterprises, Inc., Class A	5,157,876
6,974	SiteOne Landscape Supply, Inc. (a)	1,022,946
21,365	WESCO International, Inc.	3,737,807
		39,318,054
	Water Utilities — 0.2%
68,046	Essential Utilities, Inc.	2,766,070
	Total Common Stocks	1,223,822,533
	(Cost $1,006,712,327)
MONEY MARKET FUNDS — 0.3%
2,574,311	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 5.11% (c) (d)	2,574,311
1,610,797	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 5.14% (c)	1,610,797
	Total Money Market Funds	4,185,108
	(Cost $4,185,108)

	Total Investments — 100.2%	1,228,007,641
	(Cost $1,010,897,435)
	Net Other Assets and Liabilities — (0.2)%	(2,890,844)
	Net Assets — 100.0%	$1,225,116,797

(a)	Non-income producing security.
(b)
All or a portion of this security is on loan (see Note 2D -
Securities Lending in the Notes to Financial Statements). The
remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate
value of such securities, including those sold and pending
settlement, is $2,477,019 and the total value of the collateral held by the Fund is $2,574,311.

(c)	Rate shown reflects yield as of July 31, 2024.
(d)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts
See Notes to Financial Statements

First Trust Mid Cap Core AlphaDEX® Fund (FNX)
Portfolio of Investments (Continued)
July 31, 2024

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of July 31, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 7/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 1,223,822,533	$ 1,223,822,533	$ —	$ —
Money Market Funds	4,185,108	4,185,108	—	—
Total Investments	$1,228,007,641	$1,228,007,641	$—	$—

*	See Portfolio of Investments for industry breakout.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities(1)	$2,477,019
Non-cash Collateral(2)	(2,477,019)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At July 31, 2024, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
See Notes to Financial Statements

First Trust Small Cap Core AlphaDEX® Fund (FYX)
Portfolio of Investments
July 31, 2024

Shares	Description	Value
COMMON STOCKS — 99.9%
	Aerospace & Defense — 0.9%
7,355	AAR Corp. (a)	$475,133
31,866	Cadre Holdings, Inc.	1,169,482
106,889	Kratos Defense & Security Solutions, Inc. (a)	2,409,278
111,398	Rocket Lab USA, Inc. (a)	583,726
48,802	Spirit AeroSystems Holdings, Inc., Class A (a)	1,769,072
104,097	Triumph Group, Inc. (a)	1,706,150
11,150	V2X, Inc. (a)	581,250
		8,694,091
	Air Freight & Logistics — 0.7%
192,757	Air Transport Services Group, Inc. (a)	3,111,098
28,084	Forward Air Corp.	712,210
49,683	Hub Group, Inc., Class A	2,323,674
		6,146,982
	Automobile Components — 1.8%
108,197	Adient PLC (a)	2,787,155
176,472	Dana, Inc.	2,242,959
17,535	Dorman Products, Inc. (a)	1,777,523
33,288	Fox Factory Holding Corp. (a)	1,777,246
62,248	Garrett Motion, Inc. (a)	545,293
21,684	Gentherm, Inc. (a)	1,196,523
10,345	LCI Industries	1,207,158
14,777	Patrick Industries, Inc.	1,892,343
67,926	Phinia, Inc.	3,036,292
		16,462,492
	Automobiles — 0.3%
39,462	Winnebago Industries, Inc.	2,467,164
	Banks — 13.0%
29,916	1st Source Corp.	1,901,162
50,564	Associated Banc-Corp.	1,161,961
48,833	Atlantic Union Bankshares Corp.	2,016,315
37,425	Axos Financial, Inc. (a)	2,732,399
12,194	BancFirst Corp.	1,310,001
56,644	Bancorp (The), Inc. (a)	2,936,425
9,346	Bank of Hawaii Corp.	641,042
73,072	BankUnited, Inc.	2,814,733
43,087	Banner Corp.	2,551,612
23,452	Berkshire Hills Bancorp, Inc.	647,275
56,703	Cathay General Bancorp	2,513,077
15,097	City Holding Co.	1,840,324
35,719	Columbia Financial, Inc. (a)	643,299
22,653	Community Financial System, Inc.	1,397,237
55,722	Customers Bancorp, Inc. (a)	3,592,955
93,047	CVB Financial Corp.	1,773,476
191,241	Eastern Bankshares, Inc.	3,182,250
Shares	Description	Value

	Banks (Continued)
52,282	Enterprise Financial Services Corp.	$2,764,149
27,400	FB Financial Corp.	1,279,306
50,254	First Bancorp	2,100,617
58,470	First BanCorp	1,254,182
66,259	First Busey Corp.	1,818,147
154,877	First Commonwealth Financial Corp.	2,800,176
96,258	First Financial Bancorp	2,633,619
77,270	First Hawaiian, Inc.	1,934,841
57,766	First Interstate BancSystem, Inc., Class A	1,823,673
64,249	First Merchants Corp.	2,592,447
94,472	Fulton Financial Corp.	1,829,923
34,189	Hilltop Holdings, Inc.	1,127,895
149,360	Hope Bancorp, Inc.	1,965,578
42,170	Independent Bank Corp.	2,705,205
37,385	International Bancshares Corp.	2,521,244
17,383	Lakeland Financial Corp.	1,191,257
30,502	Live Oak Bancshares, Inc.	1,376,860
41,079	National Bank Holdings Corp., Class A	1,720,389
27,705	NBT Bancorp, Inc.	1,358,099
19,318	Nicolet Bankshares, Inc.	1,942,618
185,181	Northwest Bancshares, Inc.	2,599,941
134,603	OceanFirst Financial Corp.	2,445,737
42,833	OFG Bancorp	1,945,475
23,278	Pacific Premier Bancorp, Inc.	629,903
3,757	Park National Corp.	664,839
28,356	Pathward Financial, Inc.	1,915,164
71,294	Peoples Bancorp, Inc.	2,371,951
28,333	Preferred Bank	2,438,338
74,525	Provident Financial Services, Inc.	1,381,693
70,034	Renasant Corp.	2,408,469
64,056	S&T Bancorp, Inc.	2,842,805
65,851	Sandy Spring Bancorp, Inc.	2,017,016
67,857	Seacoast Banking Corp. of Florida	1,889,139
91,248	Simmons First National Corp., Class A	1,964,569
46,577	Stellar Bancorp, Inc.	1,276,210
32,296	Stock Yards Bancorp, Inc.	2,009,457
17,491	Texas Capital Bancshares, Inc. (a)	1,156,155
58,823	TowneBank	1,955,277
40,539	TriCo Bancshares	1,886,280
53,400	Trustmark Corp.	1,854,582
63,006	United Community Banks, Inc.	1,950,036
76,061	Veritex Holdings, Inc.	1,906,849
56,128	WaFd, Inc.	1,997,596
76,633	WesBanco, Inc.	2,443,060
See Notes to Financial Statements

First Trust Small Cap Core AlphaDEX® Fund (FYX)
Portfolio of Investments (Continued)
July 31, 2024
Shares	Description	Value
COMMON STOCKS (Continued)
	Banks (Continued)
22,036	Westamerica BanCorp	$1,189,063
34,130	WSFS Financial Corp.	1,928,004
		121,463,376
	Beverages — 0.2%
57,600	Vita Coco (The) Co., Inc. (a)	1,488,384
	Biotechnology — 4.7%
239,137	ADMA Biologics, Inc. (a)	2,936,602
62,003	Agios Pharmaceuticals, Inc. (a)	2,876,939
288,642	Ardelyx, Inc. (a)	1,601,963
259,568	BioCryst Pharmaceuticals, Inc. (a)	1,889,655
69,039	Catalyst Pharmaceuticals, Inc. (a)	1,190,232
14,448	Celldex Therapeutics, Inc. (a)	550,613
23,876	Crinetics Pharmaceuticals, Inc. (a)	1,268,293
630,553	Geron Corp. (a)	2,988,821
423,030	ImmunityBio, Inc. (a) (b)	2,178,605
14,558	Krystal Biotech, Inc. (a)	3,034,761
35,827	Kymera Therapeutics, Inc. (a)	1,655,207
27,110	Merus N.V. (a)	1,437,914
78,197	Mirum Pharmaceuticals, Inc. (a)	3,170,888
65,583	Myriad Genetics, Inc. (a)	1,834,357
77,159	Protagonist Therapeutics, Inc. (a)	2,888,833
52,457	PTC Therapeutics, Inc. (a)	1,775,670
39,068	Rhythm Pharmaceuticals, Inc. (a)	1,883,468
205,658	Summit Therapeutics, Inc. (a) (b)	2,221,107
186,961	Tango Therapeutics, Inc. (a)	1,841,566
54,253	Twist Bioscience Corp. (a)	3,027,860
24,676	Veracyte, Inc. (a)	592,224
11,655	Vericel Corp. (a)	588,811
		43,434,389
	Broadline Retail — 0.5%
116,291	Kohl’s Corp.	2,518,863
100,793	Nordstrom, Inc.	2,301,104
		4,819,967
	Building Products — 2.5%
25,529	Apogee Enterprises, Inc.	1,752,311
34,609	AZZ, Inc.	2,767,336
8,062	CSW Industrials, Inc.	2,615,474
7,800	Gibraltar Industries, Inc. (a)	579,306
25,119	Griffon Corp.	1,810,075
43,473	Hayward Holdings, Inc. (a)	642,966
84,673	Janus International Group, Inc. (a)	1,220,985
119,089	JELD-WEN Holding, Inc. (a)	1,987,595
182,122	Masterbrand, Inc. (a)	3,287,302
96,693	Quanex Building Products Corp.	3,229,546
Shares	Description	Value

	Building Products (Continued)
109,348	Resideo Technologies, Inc. (a)	$2,484,386
21,312	Tecnoglass, Inc. (b)	1,146,799
		23,524,081
	Capital Markets — 2.1%
12,957	Artisan Partners Asset Management, Inc., Class A	572,181
26,906	Donnelley Financial Solutions, Inc. (a)	1,815,617
65,050	Federated Hermes, Inc.	2,233,167
68,072	Golub Capital BDC, Inc.	1,040,140
2,322	Piper Sandler Cos.	634,556
24,776	PJT Partners, Inc., Class A	3,293,721
21,301	StoneX Group, Inc. (a)	1,775,225
25,800	TPG, Inc.	1,315,542
33,609	Victory Capital Holdings, Inc., Class A	1,760,776
23,818	Virtu Financial, Inc., Class A	650,708
7,103	Virtus Investment Partners, Inc.	1,605,278
269,782	WisdomTree, Inc.	3,221,197
		19,918,108
	Chemicals — 1.7%
298,054	Ecovyst, Inc. (a)	2,843,435
29,380	Hawkins, Inc.	3,052,582
8,654	Innospec, Inc.	1,134,886
72,278	Koppers Holdings, Inc.	2,942,437
12,860	Minerals Technologies, Inc.	1,007,967
97,486	Orion S.A.	2,400,105
8,219	Scotts Miracle-Gro (The) Co.	646,014
7,208	Sensient Technologies Corp.	562,584
12,736	Stepan Co.	1,077,848
		15,667,858
	Commercial Services & Supplies — 2.6%
42,294	ABM Industries, Inc.	2,349,855
58,598	ACV Auctions, Inc., Class A (a)	1,000,854
32,396	Brady Corp., Class A	2,319,878
24,413	Cimpress PLC (a)	2,228,174
205,974	CoreCivic, Inc. (a)	2,871,278
42,004	Driven Brands Holdings, Inc. (a)	564,534
111,709	GEO Group (The), Inc. (a)	1,619,780
23,754	HNI Corp.	1,305,282
85,383	Matthews International Corp., Class A	2,471,838
80,741	MillerKnoll, Inc.	2,504,586
165,033	Steelcase, Inc., Class A	2,391,328
12,469	UniFirst Corp.	2,425,719
		24,053,106
	Communications Equipment — 0.3%
39,756	Extreme Networks, Inc. (a)	568,511
See Notes to Financial Statements

First Trust Small Cap Core AlphaDEX® Fund (FYX)
Portfolio of Investments (Continued)
July 31, 2024
Shares	Description	Value
COMMON STOCKS (Continued)
	Communications Equipment (Continued)
29,235	NetScout Systems, Inc. (a)	$594,932
84,207	Viasat, Inc. (a)	1,702,666
		2,866,109
	Construction & Engineering — 1.8%
48,425	Construction Partners, Inc., Class A (a)	3,130,676
15,842	Dycom Industries, Inc. (a)	2,907,166
43,143	Granite Construction, Inc.	2,953,570
19,189	IES Holdings, Inc. (a)	2,954,530
3,940	MYR Group, Inc. (a)	553,491
32,153	Primoris Services Corp.	1,815,680
22,592	Sterling Infrastructure, Inc. (a)	2,628,805
		16,943,918
	Construction Materials — 0.3%
36,707	United States Lime & Minerals, Inc.	3,121,930
	Consumer Finance — 1.4%
59,999	Bread Financial Holdings, Inc.	3,274,745
34,359	Enova International, Inc. (a)	2,971,023
146,899	Navient Corp.	2,410,613
10,603	Nelnet, Inc., Class A	1,195,064
77,092	PROG Holdings, Inc.	3,473,765
		13,325,210
	Consumer Staples Distribution & Retail — 1.3%
43,122	Andersons (The), Inc.	2,351,443
13,672	Chefs’ Warehouse (The), Inc. (a)	568,618
48,346	Grocery Outlet Holding Corp. (a)	945,648
38,968	Ingles Markets, Inc., Class A	3,158,356
19,755	PriceSmart, Inc.	1,804,224
42,593	Weis Markets, Inc.	3,213,642
		12,041,931
	Containers & Packaging — 0.9%
46,520	Greif, Inc., Class A	3,101,953
144,127	O-I Glass, Inc. (a)	1,925,537
141,707	Pactiv Evergreen, Inc.	1,862,030
62,759	TriMas Corp.	1,542,616
		8,432,136
	Diversified Consumer Services — 2.4%
39,196	Adtalem Global Education, Inc. (a)	3,073,358
846,059	Chegg, Inc. (a)	2,885,061
47,474	Frontdoor, Inc. (a)	1,873,324
Shares	Description	Value

	Diversified Consumer Services (Continued)
3,822	Graham Holdings Co., Class B	$2,961,477
107,371	Laureate Education, Inc.	1,664,250
173,945	OneSpaWorld Holdings Ltd. (a)	2,798,775
124,815	Perdoceo Education Corp.	3,094,164
9,664	Strategic Education, Inc.	1,018,586
37,923	Stride, Inc. (a)	2,881,390
		22,250,385
	Diversified REITs — 0.8%
63,056	Alexander & Baldwin, Inc.	1,242,834
95,569	American Assets Trust, Inc.	2,534,490
168,466	Broadstone Net Lease, Inc.	2,932,993
114,011	Empire State Realty Trust, Inc., Class A	1,227,898
		7,938,215
	Diversified Telecommunication Services — 0.4%
222,332	Liberty Latin America Ltd., Class C (a)	2,356,719
65,488	Shenandoah Telecommunications Co.	1,394,240
		3,750,959
	Electric Utilities — 0.7%
296,403	Hawaiian Electric Industries, Inc.	4,908,434
43,402	PNM Resources, Inc.	1,804,655
		6,713,089
	Electrical Equipment — 0.9%
43,686	Bloom Energy Corp., Class A (a) (b)	591,508
138,346	Enovix Corp. (a) (b)	1,993,566
61,674	Fluence Energy, Inc. (a)	1,010,220
18,644	Powell Industries, Inc.	3,423,598
34,766	Thermon Group Holdings, Inc. (a)	1,140,672
16,125	Vicor Corp. (a)	679,024
		8,838,588
	Electronic Equipment, Instruments & Components — 2.4%
11,401	Belden, Inc.	1,056,759
21,123	CTS Corp.	1,032,492
21,772	ePlus, Inc. (a)	2,001,282
27,016	Itron, Inc. (a)	2,794,535
123,919	Knowles Corp. (a)	2,264,000
149,360	Mirion Technologies, Inc. (a)	1,574,255
41,171	Napco Security Technologies, Inc.	2,297,754
11,665	OSI Systems, Inc. (a)	1,726,187
22,710	PAR Technology Corp. (a)	1,150,034
16,658	PC Connection, Inc.	1,192,213
5,183	Plexus Corp. (a)	664,305
See Notes to Financial Statements

First Trust Small Cap Core AlphaDEX® Fund (FYX)
Portfolio of Investments (Continued)
July 31, 2024
Shares	Description	Value
COMMON STOCKS (Continued)
	Electronic Equipment, Instruments & Components (Continued)
8,867	Rogers Corp. (a)	$1,083,370
55,040	TTM Technologies, Inc. (a)	1,066,675
119,891	Vishay Intertechnology, Inc.	2,914,550
		22,818,411
	Energy Equipment & Services — 1.4%
132,223	Archrock, Inc.	2,740,983
80,489	Atlas Energy Solutions, Inc.	1,709,586
40,555	Cactus, Inc., Class A	2,559,832
23,329	Expro Group Holdings N.V. (a)	541,699
223,916	Helix Energy Solutions Group, Inc. (a)	2,642,209
39,231	Kodiak Gas Services, Inc.	1,131,814
45,199	Oceaneering International, Inc. (a)	1,356,874
		12,682,997
	Entertainment — 0.7%
107,371	AMC Entertainment Holdings, Inc., Class A (a) (b)	570,140
123,661	Cinemark Holdings, Inc. (a)	2,915,927
15,621	Madison Square Garden Entertainment Corp. (a)	616,873
45,754	Sphere Entertainment Co. (a)	2,035,138
		6,138,078
	Financial Services — 1.5%
88,675	AvidXchange Holdings, Inc. (a)	792,754
8,872	Federal Agricultural Mortgage Corp., Class C	1,829,584
54,193	HA Sustainable Infrastructure Capital, Inc.	1,775,905
52,759	Merchants Bancorp	2,374,155
78,541	NMI Holdings, Inc. (a)	3,090,588
386,072	Payoneer Global, Inc. (a)	2,134,978
39,030	Rocket Cos., Inc., Class A (a)	631,896
10,891	Walker & Dunlop, Inc.	1,164,248
		13,794,108
	Food Products — 1.0%
43,750	Cal-Maine Foods, Inc.	3,131,188
48,943	Fresh Del Monte Produce, Inc.	1,226,022
9,879	J & J Snack Foods Corp.	1,666,587
17,491	Tootsie Roll Industries, Inc.	539,422
29,187	TreeHouse Foods, Inc. (a)	1,175,652
97,456	WK Kellogg Co.	1,715,226
		9,454,097
	Gas Utilities — 0.8%
10,070	Chesapeake Utilities Corp.	1,188,562
Shares	Description	Value

	Gas Utilities (Continued)
74,039	Northwest Natural Holding Co.	$2,960,079
44,024	Spire, Inc.	2,931,558
		7,080,199
	Ground Transportation — 1.5%
14,981	ArcBest Corp.	1,888,355
130,099	Heartland Express, Inc.	1,687,384
757,379	Hertz Global Holdings, Inc. (a)	3,090,106
115,926	Marten Transport Ltd.	2,180,568
88,528	Schneider National, Inc., Class B	2,382,289
59,694	Werner Enterprises, Inc.	2,339,408
		13,568,110
	Health Care Equipment & Supplies — 2.2%
23,660	Enovis Corp. (a)	1,127,162
13,509	ICU Medical, Inc. (a)	1,715,373
11,105	Inari Medical, Inc. (a)	517,049
36,699	Integra LifeSciences Holdings Corp. (a)	910,502
25,995	LeMaitre Vascular, Inc.	2,258,706
59,259	Omnicell, Inc. (a)	1,730,955
43,764	PROCEPT BioRobotics Corp. (a)	2,771,137
44,434	RxSight, Inc. (a)	2,033,744
53,086	Tandem Diabetes Care, Inc. (a)	1,963,120
17,750	TransMedics Group, Inc. (a)	2,525,115
8,106	UFP Technologies, Inc. (a)	2,606,809
		20,159,672
	Health Care Providers & Services — 2.7%
4,605	Addus HomeCare Corp. (a)	558,863
163,519	agilon health, Inc. (a)	1,126,646
341,885	Alignment Healthcare, Inc. (a)	2,988,075
41,749	AMN Healthcare Services, Inc. (a)	2,823,067
13,183	Astrana Health, Inc. (a)	691,580
391,442	Brookdale Senior Living, Inc. (a)	3,025,847
37,030	Guardant Health, Inc. (a)	1,300,864
132,419	Hims & Hers Health, Inc. (a)	2,812,579
14,799	National HealthCare Corp.	2,015,032
158,433	Owens & Minor, Inc. (a)	2,601,470
88,675	Patterson Cos., Inc.	2,239,044
28,640	Premier, Inc., Class A	600,867
30,766	Privia Health Group, Inc. (a)	638,087
36,301	RadNet, Inc. (a)	2,168,985
		25,591,006
	Health Care REITs — 0.5%
21,304	CareTrust REIT, Inc.	574,356
30,998	LTC Properties, Inc.	1,106,938
See Notes to Financial Statements

First Trust Small Cap Core AlphaDEX® Fund (FYX)
Portfolio of Investments (Continued)
July 31, 2024
Shares	Description	Value
COMMON STOCKS (Continued)
	Health Care REITs (Continued)
23,684	National Health Investors, Inc.	$1,772,984
104,164	Sabra Health Care REIT, Inc.	1,690,582
		5,144,860
	Health Care Technology — 0.2%
38,235	Doximity, Inc., Class A (a)	1,070,580
54,674	Teladoc Health, Inc. (a)	515,576
		1,586,156
	Hotel & Resort REITs — 0.7%
63,279	DiamondRock Hospitality Co.	520,786
71,390	Park Hotels & Resorts, Inc.	1,075,134
38,888	Pebblebrook Hotel Trust	532,377
277,628	RLJ Lodging Trust	2,620,808
51,120	Sunstone Hotel Investors, Inc.	529,603
111,942	Xenia Hotels & Resorts, Inc.	1,553,755
		6,832,463
	Hotels, Restaurants & Leisure — 2.9%
55,612	Bloomin’ Brands, Inc.	1,159,510
147,608	Bowlero Corp., Class A (b)	1,911,524
14,773	Brinker International, Inc. (a)	986,984
13,609	Cheesecake Factory (The), Inc.	529,254
38,049	Cracker Barrel Old Country Store, Inc. (b)	1,743,786
13,432	Dave & Buster’s Entertainment, Inc. (a)	505,178
38,747	Dutch Bros, Inc., Class A (a)	1,482,073
30,451	First Watch Restaurant Group, Inc. (a)	495,438
85,938	Golden Entertainment, Inc.	2,872,907
49,694	Krispy Kreme, Inc.	528,247
56,793	Life Time Group Holdings, Inc. (a)	1,179,591
24,495	Marriott Vacations Worldwide Corp.	2,071,787
31,394	Monarch Casino & Resort, Inc.	2,457,522
19,469	Red Rock Resorts, Inc., Class A	1,109,733
400,531	Sabre Corp. (a)	1,373,821
11,882	Shake Shack, Inc., Class A (a)	1,041,101
88,705	Sweetgreen, Inc., Class A (a)	2,437,613
47,551	Travel + Leisure Co.	2,191,626
19,691	United Parks & Resorts, Inc. (a)	1,036,731
		27,114,426
	Household Durables — 2.0%
97,290	Beazer Homes USA, Inc. (a)	3,275,754
3,089	Cavco Industries, Inc. (a)	1,280,761
32,740	Century Communities, Inc.	3,428,205
20,709	Dream Finders Homes, Inc., Class A (a)	653,369
Shares	Description	Value

	Household Durables (Continued)
18,683	Green Brick Partners, Inc. (a)	$1,366,662
23,063	Helen of Troy Ltd. (a)	1,363,254
71,716	La-Z-Boy, Inc.	3,165,544
46,659	Leggett & Platt, Inc.	614,499
23,900	LGI Homes, Inc. (a)	2,750,173
22,595	Worthington Enterprises, Inc.	1,127,717
		19,025,938
	Household Products — 0.6%
64,754	Central Garden & Pet Co., Class A (c)	2,224,947
18,101	Energizer Holdings, Inc.	557,330
31,113	Spectrum Brands Holdings, Inc.	2,632,471
		5,414,748
	Independent Power and Renewable Electricity Producers — 0.1%
43,314	Clearway Energy, Inc., Class C	1,155,617
	Industrial REITs — 0.3%
14,687	Innovative Industrial Properties, Inc.	1,803,710
117,260	LXP Industrial Trust	1,207,778
		3,011,488
	Insurance — 2.9%
75,375	Baldwin Insurance Group (The), Inc. (a)	3,296,902
77,159	CNO Financial Group, Inc.	2,689,763
62,715	Employers Holdings, Inc.	3,010,947
177,057	Genworth Financial, Inc. (a)	1,198,676
32,784	Horace Mann Educators Corp.	1,133,343
32,406	Lemonade, Inc. (a) (b)	584,280
30,186	Mercury General Corp.	1,807,236
168,998	Oscar Health, Inc., Class A (a)	2,987,885
26,357	Palomar Holdings, Inc. (a)	2,425,107
14,253	Safety Insurance Group, Inc.	1,219,344
219,143	SiriusPoint Ltd. (a)	3,149,085
59,117	Skyward Specialty Insurance Group, Inc. (a)	2,339,260
17,227	Stewart Information Services Corp.	1,217,949
		27,059,777
	Interactive Media & Services — 0.9%
101,752	Bumble, Inc., Class A (a)	950,364
40,817	Cargurus, Inc. (a)	1,013,078
81,428	Cars.com, Inc. (a)	1,679,045
55,267	Shutterstock, Inc.	2,443,907
30,023	TripAdvisor, Inc. (a)	529,305
14,471	Yelp, Inc. (a)	527,179
29,140	Ziff Davis, Inc. (a)	1,395,223
		8,538,101
See Notes to Financial Statements

First Trust Small Cap Core AlphaDEX® Fund (FYX)
Portfolio of Investments (Continued)
July 31, 2024
Shares	Description	Value
COMMON STOCKS (Continued)
	IT Services — 0.1%
15,388	DigitalOcean Holdings, Inc. (a)	$509,804
	Leisure Products — 0.3%
139,793	Topgolf Callaway Brands Corp. (a)	2,306,585
14,202	Vista Outdoor, Inc. (a)	577,027
		2,883,612
	Life Sciences Tools & Services — 0.1%
22,909	Fortrea Holdings, Inc. (a)	632,059
	Machinery — 2.9%
3,091	Alamo Group, Inc.	595,698
12,664	Albany International Corp., Class A	1,185,097
18,579	Atmus Filtration Technologies, Inc. (a)	572,976
12,913	Barnes Group, Inc.	520,911
61,924	Columbus McKinnon Corp.	2,363,020
56,020	Enerpac Tool Group Corp.	2,252,004
5,091	ESCO Technologies, Inc.	625,989
43,165	Greenbrier (The) Cos., Inc.	2,201,847
11,198	Helios Technologies, Inc.	514,548
26,722	Hillenbrand, Inc.	1,181,914
60,419	Hillman Solutions Corp. (a)	613,253
28,151	John Bean Technologies Corp.	2,769,495
90,859	Kennametal, Inc.	2,375,054
8,703	Lindsay Corp.	1,096,491
29,838	Mueller Water Products, Inc., Class A	617,050
107,414	REV Group, Inc.	3,134,341
3,318	Standex International Corp.	619,802
10,864	Tennant Co.	1,169,944
89,356	Trinity Industries, Inc.	2,954,109
		27,363,543
	Media — 1.7%
498,176	Advantage Solutions, Inc. (a)	1,997,686
262,113	Altice USA, Inc., Class A (a)	547,816
7,553	Cable One, Inc.	3,122,259
150,115	EchoStar Corp., Class A (a)	3,014,309
120,702	Magnite, Inc. (a)	1,755,007
75,375	Scholastic Corp.	2,361,499
191,789	TEGNA, Inc.	3,055,199
		15,853,775
	Metals & Mining — 1.4%
17,562	Arch Resources, Inc.	2,573,711
24,398	Carpenter Technology Corp.	3,558,936
127,692	Century Aluminum Co. (a)	1,929,426
18,250	Kaiser Aluminum Corp.	1,436,093
Shares	Description	Value

	Metals & Mining (Continued)
42,004	MP Materials Corp. (a)	$567,894
137,105	Ryerson Holding Corp.	3,261,728
		13,327,788
	Mortgage REITs — 1.7%
54,618	Apollo Commercial Real Estate Finance, Inc.	595,336
149,047	Arbor Realty Trust, Inc. (b)	2,012,135
208,871	Chimera Investment Corp.	3,051,605
66,671	Claros Mortgage Trust, Inc.	634,041
84,874	Franklin BSP Realty Trust, Inc.	1,174,656
47,361	Ladder Capital Corp.	568,332
100,509	MFA Financial, Inc.	1,124,696
116,664	PennyMac Mortgage Investment Trust	1,606,463
326,839	Ready Capital Corp.	3,033,066
121,433	Two Harbors Investment Corp.	1,635,703
		15,436,033
	Multi-Utilities — 0.6%
77,247	Avista Corp.	3,026,538
53,386	Northwestern Energy Group, Inc.	2,870,565
		5,897,103
	Office REITs — 1.7%
21,363	COPT Defense Properties	618,886
120,521	Douglas Emmett, Inc.	1,939,183
129,678	Easterly Government Properties, Inc.	1,806,414
82,688	Equity Commonwealth (a)	1,684,355
81,418	Highwoods Properties, Inc.	2,521,515
555,831	Hudson Pacific Properties, Inc.	3,329,428
70,219	JBG SMITH Properties	1,148,081
115,488	Paramount Group, Inc.	605,157
28,321	SL Green Realty Corp.	1,887,311
		15,540,330
	Oil, Gas & Consumable Fuels — 3.5%
50,236	California Resources Corp.	2,584,140
110,023	CNX Resources Corp. (a)	2,912,309
206,054	Comstock Resources, Inc.	1,951,331
26,203	CONSOL Energy, Inc. (a)	2,615,322
43,191	Delek US Holdings, Inc.	1,027,082
50,973	Dorian LPG Ltd.	2,082,757
33,714	Green Plains, Inc. (a)	597,749
7,083	Gulfport Energy Corp. (a)	1,042,688
36,171	International Seaways, Inc.	2,025,576
25,807	Kinetik Holdings, Inc.	1,070,474
386,072	Kosmos Energy Ltd. (a)	2,134,978
105,883	Par Pacific Holdings, Inc. (a)	2,811,194
45,296	Sitio Royalties Corp., Class A	1,102,958
176,035	Talos Energy, Inc. (a)	2,084,254
28,495	Viper Energy, Inc.	1,215,882
See Notes to Financial Statements

First Trust Small Cap Core AlphaDEX® Fund (FYX)
Portfolio of Investments (Continued)
July 31, 2024
Shares	Description	Value
COMMON STOCKS (Continued)
	Oil, Gas & Consumable Fuels (Continued)
59,651	Vital Energy, Inc. (a)	$2,601,380
82,901	World Kinect Corp.	2,315,425
		32,175,499
	Paper & Forest Products — 0.2%
23,384	Sylvamo Corp.	1,723,635
	Passenger Airlines — 0.6%
53,226	Allegiant Travel Co.	2,984,382
32,577	SkyWest, Inc. (a)	2,604,205
		5,588,587
	Personal Care Products — 0.7%
53,218	Edgewell Personal Care Co.	2,083,485
102,928	Herbalife Ltd. (a)	1,263,956
1,388,856	Olaplex Holdings, Inc. (a)	2,888,820
		6,236,261
	Pharmaceuticals — 2.0%
336,825	Amneal Pharmaceuticals, Inc. (a)	2,468,927
16,793	ANI Pharmaceuticals, Inc. (a)	1,103,636
66,423	Collegium Pharmaceutical, Inc. (a)	2,561,935
65,831	Corcept Therapeutics, Inc. (a)	2,545,685
17,723	Harmony Biosciences Holdings, Inc. (a)	600,101
163,020	Innoviva, Inc. (a)	3,071,297
25,383	Ligand Pharmaceuticals, Inc. (a)	2,766,493
74,758	Pacira BioSciences, Inc. (a)	1,543,753
23,298	Prestige Consumer Healthcare, Inc. (a)	1,649,731
19,988	Supernus Pharmaceuticals, Inc. (a)	596,042
		18,907,600
	Professional Services — 1.1%
28,864	CBIZ, Inc. (a)	2,003,162
25,976	CSG Systems International, Inc.	1,216,716
33,274	First Advantage Corp.	572,978
16,286	Huron Consulting Group, Inc. (a)	1,791,623
14,407	ICF International, Inc.	2,119,270
8,606	Kforce, Inc.	597,859
15,928	Korn Ferry	1,174,212
11,503	NV5 Global, Inc. (a)	1,186,419
		10,662,239
	Real Estate Management & Development — 0.5%
16,715	Forestar Group, Inc. (a)	528,695
55,011	Kennedy-Wilson Holdings, Inc.	572,664
Shares	Description	Value

	Real Estate Management & Development (Continued)
156,806	Newmark Group, Inc., Class A	$2,035,342
19,551	St. Joe (The) Co.	1,205,906
		4,342,607
	Residential REITs — 0.2%
129,001	Apartment Investment and Management Co., Class A (a)	1,142,949
33,566	Elme Communities	552,496
33,440	UMH Properties, Inc.	593,895
		2,289,340
	Retail REITs — 1.1%
59,678	Acadia Realty Trust	1,291,432
7,134	Alexander’s, Inc.	1,728,568
60,169	Getty Realty Corp.	1,782,206
21,596	InvenTrust Properties Corp.	608,359
129,053	Retail Opportunity Investments Corp.	1,929,342
36,877	SITE Centers Corp.	569,750
19,724	Tanger, Inc.	570,024
86,850	Urban Edge Properties	1,763,055
		10,242,736
	Semiconductors & Semiconductor Equipment — 1.6%
16,155	Cohu, Inc. (a)	516,798
66,964	Credo Technology Group Holding Ltd. (a)	1,858,251
29,735	Diodes, Inc. (a)	2,325,277
26,501	FormFactor, Inc. (a)	1,419,394
17,054	Impinj, Inc. (a)	2,716,532
29,396	PDF Solutions, Inc. (a)	1,031,506
71,581	Semtech Corp. (a)	2,270,549
4,299	SiTime Corp. (a)	610,243
45,789	Veeco Instruments, Inc. (a)	1,896,122
		14,644,672
	Software — 3.8%
54,025	ACI Worldwide, Inc. (a)	2,335,501
95,612	Adeia, Inc.	1,123,441
20,538	Agilysys, Inc. (a)	2,302,104
8,415	Alarm.com Holdings, Inc. (a)	593,678
93,875	Alkami Technology, Inc. (a)	3,072,529
256,578	AvePoint, Inc. (a)	2,796,700
18,463	C3.ai, Inc., Class A (a) (b)	493,885
33,524	Cleanspark, Inc. (a)	536,384
28,579	Clear Secure, Inc., Class A	610,162
28,872	Clearwater Analytics Holdings, Inc., Class A (a)	564,448
119,089	E2open Parent Holdings, Inc. (a)	556,146
25,629	Envestnet, Inc. (a)	1,588,485
14,581	Intapp, Inc. (a)	522,437
18,350	InterDigital, Inc.	2,252,646
See Notes to Financial Statements

First Trust Small Cap Core AlphaDEX® Fund (FYX)
Portfolio of Investments (Continued)
July 31, 2024
Shares	Description	Value
COMMON STOCKS (Continued)
	Software (Continued)
17,282	LiveRamp Holdings, Inc. (a)	$523,299
50,066	MeridianLink, Inc. (a)	1,183,060
105,326	N-able, Inc. (a)	1,468,244
46,639	PagerDuty, Inc. (a)	976,154
19,709	Progress Software Corp.	1,151,006
44,315	Q2 Holdings, Inc. (a)	2,989,933
88,748	SolarWinds Corp.	1,058,764
16,606	Verint Systems, Inc. (a)	600,141
59,330	Vertex, Inc., Class A (a)	2,352,434
151,475	Zeta Global Holdings Corp., Class A (a)	3,244,594
107,696	Zuora, Inc., Class A (a)	976,803
		35,872,978
	Specialized REITs — 0.4%
21,675	Four Corners Property Trust, Inc.	588,259
38,916	National Storage Affiliates Trust	1,656,654
37,392	Outfront Media, Inc.	606,498
27,719	Safehold, Inc.	641,418
		3,492,829
	Specialty Retail — 2.1%
4,147	Boot Barn Holdings, Inc. (a)	553,542
43,425	Buckle (The), Inc.	1,875,526
47,742	Caleres, Inc.	1,840,931
131,057	Guess?, Inc. (b)	3,151,921
40,849	National Vision Holdings, Inc. (a)	590,676
54,465	ODP (The) Corp. (a)	2,301,146
249,166	Sally Beauty Holdings, Inc. (a)	2,852,951
39,266	Sonic Automotive, Inc., Class A	2,337,898
90,782	Victoria’s Secret & Co. (a)	1,611,380
133,178	Warby Parker, Inc., Class A (a)	2,193,442
		19,309,413
	Technology Hardware, Storage & Peripherals — 0.5%
48,433	Corsair Gaming, Inc. (a)	397,635
69,479	Diebold Nixdorf, Inc. (a)	3,025,811
92,033	Xerox Holdings Corp.	990,735
		4,414,181
	Textiles, Apparel & Luxury Goods — 0.9%
34,514	Carter’s, Inc.	2,089,823
39,506	G-III Apparel Group Ltd. (a)	1,089,180
27,734	Levi Strauss & Co., Class A	508,364
5,340	Oxford Industries, Inc.	562,462
25,282	Steven Madden Ltd.	1,146,286
400,831	Under Armour, Inc., Class A (a)	2,793,792
		8,189,907
Shares	Description	Value

	Tobacco — 0.4%
55,479	Universal Corp.	$2,963,688
50,587	Vector Group Ltd.	646,502
		3,610,190
	Trading Companies & Distributors — 1.2%
22,976	BlueLinx Holdings, Inc. (a)	2,770,676
491,686	Custom Truck One Source, Inc. (a)	2,463,347
53,470	Distribution Solutions Group, Inc. (a)	1,804,612
194,724	DNOW, Inc. (a)	2,990,961
17,051	Global Industrial Co.	594,739
12,105	H&E Equipment Services, Inc.	633,091
		11,257,426
	Water Utilities — 0.4%
33,082	California Water Service Group	1,768,564
29,585	SJW Group	1,793,147
		3,561,711
	Wireless Telecommunication Services — 0.7%
166,750	Gogo, Inc. (a)	1,514,090
128,970	Telephone and Data Systems, Inc.	2,734,164
38,317	United States Cellular Corp. (a)	2,059,539
		6,307,793
	Total Common Stocks	930,806,371
	(Cost $765,436,898)
MONEY MARKET FUNDS — 0.1%
849,592	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 5.14% (d)	849,592
	(Cost $849,592)

See Notes to Financial Statements

First Trust Small Cap Core AlphaDEX® Fund (FYX)
Portfolio of Investments (Continued)
July 31, 2024
Principal Value	Description	Value
REPURCHASE AGREEMENTS — 1.2%
$5,688,747	Bank of America Corp., 5.34% (d), dated 07/31/24, due 08/01/24, with a maturity value of $5,689,591. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.38%, due 07/31/26 to 02/15/38. The value of the collateral including accrued interest is $5,802,522. (e)	$5,688,747
5,465,659	Mizuho Financial Group, Inc., 5.33% (d), dated 07/31/24, due 08/01/24, with a maturity value of $5,466,468. Collateralized by U.S. Treasury Securities, interest rates of 0.38% to 4.38%, due 09/15/24 to 08/15/30. The value of the collateral including accrued interest is $5,574,973. (e)	5,465,659
	Total Repurchase Agreements	11,154,406
	(Cost $11,154,406)

	Total Investments — 101.2%	942,810,369
	(Cost $777,440,896)
	Net Other Assets and Liabilities — (1.2)%	(11,333,184)
	Net Assets — 100.0%	$931,477,185

(a)	Non-income producing security.
(b)
All or a portion of this security is on loan (see Note 2D -
Securities Lending in the Notes to Financial Statements). The
remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate
value of such securities, including those sold and pending
settlement, is $10,697,509 and the total value of the collateral held by the Fund is $11,154,406.

(c)	Non-income producing security which makes payment-in- kind distributions.
(d)	Rate shown reflects yield as of July 31, 2024.
(e)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of July 31, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 7/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 930,806,371	$ 930,806,371	$ —	$ —
Money Market Funds	849,592	849,592	—	—
Repurchase Agreements	11,154,406	—	11,154,406	—
Total Investments	$942,810,369	$931,655,963	$11,154,406	$—

*	See Portfolio of Investments for industry breakout.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities(1)	$10,697,509
Non-cash Collateral(2)	(10,697,509)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At July 31, 2024, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
See Notes to Financial Statements

First Trust Small Cap Core AlphaDEX® Fund (FYX)
Portfolio of Investments (Continued)
July 31, 2024
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(3)	$11,154,406
Non-cash Collateral(4)	(11,154,406)
Net Amount	$—

(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At July 31, 2024, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust Large Cap Value AlphaDEX® Fund (FTA)
Portfolio of Investments
July 31, 2024

Shares	Description	Value
COMMON STOCKS — 99.8%
	Aerospace & Defense — 1.3%
7,004	General Dynamics Corp.	$2,092,165
9,047	L3Harris Technologies, Inc.	2,052,674
8,936	Lockheed Martin Corp.	4,842,597
70,997	Textron, Inc.	6,595,621
		15,583,057
	Air Freight & Logistics — 1.0%
16,282	Expeditors International of Washington, Inc.	2,032,319
20,329	FedEx Corp.	6,144,440
30,498	United Parcel Service, Inc., Class B	3,976,025
		12,152,784
	Automobile Components — 0.8%
148,172	Aptiv PLC (a)	10,281,655
	Automobiles — 1.5%
832,073	Ford Motor Co.	9,003,030
224,584	General Motors Co.	9,953,563
		18,956,593
	Banks — 6.5%
153,275	Bank of America Corp.	6,178,515
96,057	Citigroup, Inc.	6,232,178
231,679	Citizens Financial Group, Inc.	9,885,743
167,054	Fifth Third Bancorp	7,073,066
633,334	Huntington Bancshares, Inc.	9,468,343
293,714	KeyCorp	4,737,607
55,149	M&T Bank Corp.	9,495,003
26,844	PNC Financial Services Group (The), Inc.	4,861,449
304,179	Regions Financial Corp.	6,804,484
153,546	U.S. Bancorp	6,891,145
140,552	Wells Fargo & Co.	8,340,356
		79,967,889
	Beverages — 0.3%
124,959	Keurig Dr Pepper, Inc.	4,283,594
	Biotechnology — 0.9%
8,765	Biogen, Inc. (a)	1,868,698
100,557	Incyte Corp. (a)	6,543,244
1,933	Regeneron Pharmaceuticals, Inc. (a)	2,086,074
		10,498,016
	Broadline Retail — 0.7%
155,386	eBay, Inc.	8,641,015
	Building Products — 0.9%
30,569	Johnson Controls International PLC	2,186,906
48,049	Owens Corning	8,955,373
		11,142,279
Shares	Description	Value

	Capital Markets — 3.0%
2,581	BlackRock, Inc.	$2,262,247
373,482	Franklin Resources, Inc.	8,541,533
9,228	Goldman Sachs Group (The), Inc.	4,697,329
42,944	Morgan Stanley	4,432,250
16,439	Raymond James Financial, Inc.	1,906,924
82,374	State Street Corp.	6,999,319
72,390	T. Rowe Price Group, Inc.	8,267,662
		37,107,264
	Chemicals — 4.0%
16,175	Air Products and Chemicals, Inc.	4,267,773
77,353	Celanese Corp.	10,918,376
140,774	CF Industries Holdings, Inc.	10,753,726
37,669	Corteva, Inc.	2,113,231
78,673	Dow, Inc.	4,285,318
25,244	DuPont de Nemours, Inc.	2,112,923
87,261	LyondellBasell Industries N.V., Class A	8,678,979
33,154	PPG Industries, Inc.	4,209,895
14,029	Westlake Corp.	2,074,328
		49,414,549
	Communications Equipment — 0.3%
87,848	Cisco Systems, Inc.	4,256,236
	Consumer Finance — 1.7%
60,292	Capital One Financial Corp.	9,128,209
221,110	Synchrony Financial	11,230,177
		20,358,386
	Consumer Staples Distribution & Retail — 1.4%
15,366	Dollar General Corp.	1,849,913
122,086	Kroger (The) Co.	6,653,687
28,463	Sysco Corp.	2,181,689
28,193	Target Corp.	4,240,509
30,009	Walmart, Inc.	2,059,818
		16,985,616
	Containers & Packaging — 0.4%
22,861	Packaging Corp. of America	4,569,228
	Distributors — 1.2%
30,174	Genuine Parts Co.	4,438,897
200,706	LKQ Corp.	8,329,299
6,611	Pool Corp.	2,472,779
		15,240,975
	Diversified REITs — 0.5%
110,731	WP Carey, Inc.	6,401,359
See Notes to Financial Statements

First Trust Large Cap Value AlphaDEX® Fund (FTA)
Portfolio of Investments (Continued)
July 31, 2024
Shares	Description	Value
COMMON STOCKS (Continued)
	Diversified Telecommunication Services — 1.5%
546,007	AT&T, Inc.	$10,510,635
202,409	Verizon Communications, Inc.	8,201,612
		18,712,247
	Electric Utilities — 6.1%
95,138	American Electric Power Co., Inc.	9,334,940
60,818	Duke Energy Corp.	6,645,583
84,889	Edison International	6,791,969
97,515	Entergy Corp.	11,308,814
301,479	Exelon Corp.	11,215,019
159,282	FirstEnergy Corp.	6,675,509
58,942	NextEra Energy, Inc.	4,502,579
478,084	PG&E Corp.	8,725,033
156,288	Xcel Energy, Inc.	9,108,465
		74,307,911
	Electronic Equipment, Instruments & Components — 1.6%
56,032	Jabil, Inc.	6,313,126
40,521	TE Connectivity Ltd.	6,253,606
15,712	Teledyne Technologies, Inc. (a)	6,628,264
		19,194,996
	Energy Equipment & Services — 1.2%
173,323	Baker Hughes Co.	6,711,066
247,110	Halliburton Co.	8,569,775
		15,280,841
	Entertainment — 0.8%
1,121,955	Warner Bros Discovery, Inc. (a)	9,704,911
	Financial Services — 2.7%
25,650	Berkshire Hathaway, Inc., Class B (a)	11,247,525
209,331	Corebridge Financial, Inc.	6,185,731
107,902	Global Payments, Inc.	10,967,159
71,923	PayPal Holdings, Inc. (a)	4,731,095
		33,131,510
	Food Products — 6.2%
172,608	Archer-Daniels-Midland Co.	10,703,422
97,727	Bunge Global S.A.	10,283,812
92,358	Campbell Soup Co.	4,327,896
293,714	Conagra Brands, Inc.	8,905,409
96,360	General Mills, Inc.	6,469,610
22,704	Hershey (The) Co.	4,483,586
136,886	Hormel Foods Corp.	4,395,410
76,553	J.M. Smucker (The) Co.	9,029,426
35,227	Kellanova	2,048,450
259,074	Kraft Heinz (The) Co.	9,121,996
28,643	McCormick & Co., Inc.	2,205,797
Shares	Description	Value

	Food Products (Continued)
31,049	Mondelez International, Inc., Class A	$2,122,199
35,560	Tyson Foods, Inc., Class A	2,165,604
		76,262,617
	Gas Utilities — 0.7%
71,559	Atmos Energy Corp.	9,150,965
	Ground Transportation — 1.3%
38,099	J.B. Hunt Transport Services, Inc.	6,596,842
139,075	U-Haul Holding Co.	8,863,250
		15,460,092
	Health Care Equipment & Supplies — 1.0%
19,555	Abbott Laboratories	2,071,657
53,026	Medtronic PLC	4,259,048
56,167	Zimmer Biomet Holdings, Inc.	6,254,195
		12,584,900
	Health Care Providers & Services — 3.5%
125,902	Centene Corp. (a)	9,684,382
6,146	Cigna Group (The)	2,142,926
176,671	CVS Health Corp.	10,658,561
3,750	Elevance Health, Inc.	1,995,113
12,991	HCA Healthcare, Inc.	4,716,383
5,438	Humana, Inc.	1,966,435
14,038	Molina Healthcare, Inc. (a)	4,790,748
44,534	Quest Diagnostics, Inc.	6,337,188
		42,291,736
	Health Care REITs — 0.5%
35,682	Alexandria Real Estate Equities, Inc.	4,185,142
39,639	Ventas, Inc.	2,157,947
		6,343,089
	Household Durables — 2.1%
74,038	D.R. Horton, Inc.	13,321,657
69,621	Lennar Corp., Class A	12,318,044
		25,639,701
	Household Products — 0.2%
14,703	Kimberly-Clark Corp.	1,985,640
	Insurance — 8.5%
68,253	Aflac, Inc.	6,509,971
112,437	American International Group, Inc.	8,908,384
103,422	Arch Capital Group Ltd. (a)	9,905,759
32,725	Chubb Ltd.	9,020,973
88,352	Cincinnati Financial Corp.	11,540,538
27,384	Everest Group Ltd.	10,758,352
84,453	Fidelity National Financial, Inc.	4,679,541
See Notes to Financial Statements

First Trust Large Cap Value AlphaDEX® Fund (FTA)
Portfolio of Investments (Continued)
July 31, 2024
Shares	Description	Value
COMMON STOCKS (Continued)
	Insurance (Continued)
83,024	Hartford Financial Services Group (The), Inc.	$9,209,022
111,684	Loews Corp.	8,929,136
6,623	Markel Group, Inc. (a)	10,854,104
25,901	Principal Financial Group, Inc.	2,111,191
17,338	Prudential Financial, Inc.	2,172,798
20,526	Travelers (The) Cos., Inc.	4,442,647
79,670	W.R. Berkley Corp.	4,392,207
		103,434,623
	IT Services — 1.1%
122,754	Cognizant Technology Solutions Corp., Class A	9,290,023
22,188	EPAM Systems, Inc. (a)	4,773,304
		14,063,327
	Life Sciences Tools & Services — 0.2%
19,377	Revvity, Inc.	2,433,945
	Machinery — 1.8%
7,338	Cummins, Inc.	2,141,228
16,315	Deere & Co.	6,068,854
23,130	Dover Corp.	4,261,934
31,936	Snap-on, Inc.	9,166,590
		21,638,606
	Media — 3.6%
20,389	Charter Communications, Inc., Class A (a)	7,742,111
266,449	Comcast Corp., Class A	10,996,350
303,583	Fox Corp., Class A	11,548,298
286,948	Interpublic Group of (The) Cos., Inc.	9,231,117
46,529	Omnicom Group, Inc.	4,561,703
		44,079,579
	Metals & Mining — 2.5%
66,005	Nucor Corp.	10,754,855
29,227	Reliance, Inc.	8,901,375
80,573	Steel Dynamics, Inc.	10,733,935
		30,390,165
	Multi-Utilities — 5.0%
117,386	Ameren Corp.	9,305,188
196,764	CenterPoint Energy, Inc.	5,460,201
102,398	CMS Energy Corp.	6,635,390
93,350	Consolidated Edison, Inc.	9,103,492
124,403	Dominion Energy, Inc.	6,650,584
54,913	DTE Energy Co.	6,618,664
56,631	Public Service Enterprise Group, Inc.	4,517,455
80,144	Sempra	6,416,329
77,692	WEC Energy Group, Inc.	6,686,174
		61,393,477
Shares	Description	Value

	Oil, Gas & Consumable Fuels — 12.0%
47,745	Cheniere Energy, Inc.	$8,720,147
66,706	Chevron Corp.	10,704,312
91,223	ConocoPhillips	10,143,997
391,234	Coterra Energy, Inc.	10,093,837
220,130	Devon Energy Corp.	10,352,714
52,122	Diamondback Energy, Inc.	10,544,802
82,897	EOG Resources, Inc.	10,511,339
282,157	EQT Corp.	9,737,238
72,510	Exxon Mobil Corp.	8,598,961
420,097	Kinder Morgan, Inc.	8,876,650
60,146	Marathon Petroleum Corp.	10,647,045
165,542	Occidental Petroleum Corp.	10,068,264
51,180	ONEOK, Inc.	4,264,829
73,912	Phillips 66	10,752,718
15,778	Targa Resources Corp.	2,134,448
66,562	Valero Energy Corp.	10,764,407
		146,915,708
	Passenger Airlines — 1.3%
213,065	Southwest Airlines Co.	5,739,971
214,430	United Airlines Holdings, Inc. (a)	9,739,411
		15,479,382
	Personal Care Products — 0.2%
111,767	Kenvue, Inc.	2,066,572
	Pharmaceuticals — 1.1%
28,555	Johnson & Johnson	4,507,407
785,263	Viatris, Inc.	9,470,272
		13,977,679
	Professional Services — 0.6%
14,544	Jacobs Solutions, Inc.	2,128,514
66,598	SS&C Technologies Holdings, Inc.	4,858,324
		6,986,838
	Real Estate Management & Development — 0.2%
22,803	CBRE Group, Inc., Class A (a)	2,570,126
	Residential REITs — 0.7%
87,912	Equity Residential	6,121,312
14,249	Mid-America Apartment Communities, Inc.	1,991,583
		8,112,895
	Retail REITs — 0.4%
214,474	Kimco Realty Corp.	4,660,520
	Semiconductors & Semiconductor Equipment — 1.2%
196,828	Intel Corp.	6,050,493
See Notes to Financial Statements

First Trust Large Cap Value AlphaDEX® Fund (FTA)
Portfolio of Investments (Continued)
July 31, 2024
Shares	Description	Value
COMMON STOCKS (Continued)
	Semiconductors & Semiconductor Equipment (Continued)
10,202	QUALCOMM, Inc.	$1,846,052
57,193	Skyworks Solutions, Inc.	6,498,268
		14,394,813
	Software — 0.5%
102,987	Zoom Video Communications, Inc., Class A (a)	6,220,415
	Specialized REITs — 0.4%
147,011	Weyerhaeuser Co.	4,669,069
	Specialty Retail — 1.1%
72,318	Best Buy Co., Inc.	6,256,954
18,932	Lowe’s Cos., Inc.	4,647,995
7,526	Tractor Supply Co.	1,981,746
		12,886,695
	Technology Hardware, Storage & Peripherals — 1.2%
492,875	Hewlett Packard Enterprise Co.	9,813,141
119,180	HP, Inc.	4,301,206
		14,114,347
	Textiles, Apparel & Luxury Goods — 0.2%
26,958	NIKE, Inc., Class B	2,018,076
	Water Utilities — 0.2%
15,732	American Water Works Co., Inc.	2,239,608
	Total Common Stocks	1,220,638,116
	(Cost $1,092,526,290)
MONEY MARKET FUNDS — 0.2%
2,002,333	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 5.14% (b)	2,002,333
	(Cost $2,002,333)

	Total Investments — 100.0%	1,222,640,449
	(Cost $1,094,528,623)
	Net Other Assets and Liabilities — 0.0%	424,704
	Net Assets — 100.0%	$1,223,065,153

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of July 31, 2024.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of July 31, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 7/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 1,220,638,116	$ 1,220,638,116	$ —	$ —
Money Market Funds	2,002,333	2,002,333	—	—
Total Investments	$1,222,640,449	$1,222,640,449	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Large Cap Growth AlphaDEX® Fund (FTC)
Portfolio of Investments
July 31, 2024

Shares	Description	Value
COMMON STOCKS — 99.9%
	Aerospace & Defense — 4.3%
13,424	Axon Enterprise, Inc. (a)	$4,027,334
10,566	Boeing (The) Co. (a)	2,013,880
62,120	General Electric Co.	10,572,824
44,162	HEICO Corp.	10,658,057
127,208	Howmet Aerospace, Inc.	12,173,806
6,183	TransDigm Group, Inc.	8,002,162
		47,448,063
	Automobiles — 0.6%
429,894	Rivian Automotive, Inc., Class A (a)	7,054,561
	Banks — 2.1%
5,865	First Citizens BancShares, Inc., Class A	12,244,302
48,824	JPMorgan Chase & Co.	10,389,747
		22,634,049
	Beverages — 0.7%
62,059	Coca-Cola (The) Co.	4,141,818
7,475	Constellation Brands, Inc., Class A	1,832,571
11,660	PepsiCo, Inc.	2,013,332
		7,987,721
	Biotechnology — 2.0%
16,256	Alnylam Pharmaceuticals, Inc. (a)	3,860,149
25,285	Amgen, Inc.	8,406,504
13,968	Neurocrine Biosciences, Inc. (a)	1,977,450
16,854	Vertex Pharmaceuticals, Inc. (a)	8,354,865
		22,598,968
	Broadline Retail — 0.7%
40,881	Amazon.com, Inc. (a)	7,643,929
	Building Products — 2.8%
19,496	Carlisle Cos., Inc.	8,160,636
18,459	Lennox International, Inc.	10,770,827
28,844	Masco Corp.	2,245,505
30,022	Trane Technologies PLC	10,035,754
		31,212,722
	Capital Markets — 4.8%
43,286	Ares Management Corp., Class A	6,631,415
164,888	Bank of New York Mellon (The) Corp.	10,729,262
93,834	KKR & Co., Inc.	11,583,807
35,357	LPL Financial Holdings, Inc.	7,832,283
13,706	Moody’s Corp.	6,256,515
94,072	Northern Trust Corp.	8,339,483
4,312	S&P Global, Inc.	2,090,156
		53,462,921
	Chemicals — 1.3%
33,193	Ecolab, Inc.	7,657,293
Shares	Description	Value

	Chemicals (Continued)
4,382	Linde PLC	$1,987,237
17,859	RPM International, Inc.	2,169,154
6,444	Sherwin-Williams (The) Co.	2,260,555
		14,074,239
	Commercial Services & Supplies — 2.5%
8,239	Cintas Corp.	6,294,102
35,507	Copart, Inc. (a)	1,858,081
40,652	Republic Services, Inc.	7,899,496
118,245	Rollins, Inc.	5,665,118
27,042	Waste Management, Inc.	5,480,332
		27,197,129
	Communications Equipment — 1.6%
28,176	Arista Networks, Inc. (a)	9,764,393
20,464	Motorola Solutions, Inc.	8,163,499
		17,927,892
	Construction & Engineering — 0.9%
38,865	Quanta Services, Inc.	10,313,994
	Construction Materials — 0.6%
7,290	Martin Marietta Materials, Inc.	4,325,521
7,733	Vulcan Materials Co.	2,122,786
		6,448,307
	Consumer Staples Distribution & Retail — 0.9%
11,618	Costco Wholesale Corp.	9,549,996
	Electric Utilities — 1.6%
49,309	Constellation Energy Corp.	9,358,848
142,859	PPL Corp.	4,245,770
50,922	Southern (The) Co.	4,253,005
		17,857,623
	Electrical Equipment — 2.3%
11,536	AMETEK, Inc.	2,001,265
25,196	Eaton Corp. PLC	7,679,489
10,808	Hubbell, Inc.	4,276,185
6,986	Rockwell Automation, Inc.	1,946,649
114,071	Vertiv Holdings Co., Class A	8,977,388
		24,880,976
	Electronic Equipment, Instruments & Components — 0.7%
117,264	Amphenol Corp., Class A	7,535,385
	Energy Equipment & Services — 0.2%
40,760	Schlumberger N.V.	1,968,300
	Entertainment — 2.3%
28,351	Electronic Arts, Inc.	4,279,300
See Notes to Financial Statements

First Trust Large Cap Growth AlphaDEX® Fund (FTC)
Portfolio of Investments (Continued)
July 31, 2024
Shares	Description	Value
COMMON STOCKS (Continued)
	Entertainment (Continued)
80,306	Liberty Media Corp.-Liberty Formula One, Class C (a)	$6,494,346
61,544	Live Nation Entertainment, Inc. (a)	5,919,918
11,706	Netflix, Inc. (a)	7,355,465
12,368	Take-Two Interactive Software, Inc. (a)	1,861,755
		25,910,784
	Financial Services — 1.9%
83,638	Apollo Global Management, Inc.	10,480,678
7,218	Corpay, Inc. (a)	2,106,357
26,504	Fiserv, Inc. (a)	4,335,259
4,359	Mastercard, Inc., Class A	2,021,312
7,327	Visa, Inc., Class A	1,946,564
		20,890,170
	Food Products — 0.1%
22,872	Lamb Weston Holdings, Inc.	1,372,777
	Ground Transportation — 0.6%
108,698	Uber Technologies, Inc. (a)	7,007,760
	Health Care Equipment & Supplies — 2.8%
102,586	Boston Scientific Corp. (a)	7,579,054
20,819	Edwards Lifesciences Corp. (a)	1,312,638
19,574	Insulet Corp. (a)	3,804,207
17,759	Intuitive Surgical, Inc. (a)	7,895,829
10,046	ResMed, Inc.	2,142,309
17,992	STERIS PLC	4,295,770
11,609	Stryker Corp.	3,801,367
		30,831,174
	Health Care REITs — 0.4%
37,890	Welltower, Inc.	4,215,262
	Hotel & Resort REITs — 0.2%
106,955	Host Hotels & Resorts, Inc.	1,872,782
	Hotels, Restaurants & Leisure — 7.2%
2,493	Booking Holdings, Inc.	9,261,520
422,015	Carnival Corp. (a)	7,030,770
157,624	Chipotle Mexican Grill, Inc. (a)	8,562,136
12,709	Darden Restaurants, Inc.	1,859,200
15,301	Domino’s Pizza, Inc.	6,559,539
17,679	DoorDash, Inc., Class A (a)	1,957,419
103,486	DraftKings, Inc., Class A (a)	3,823,808
45,790	Expedia Group, Inc. (a)	5,846,009
45,258	Hilton Worldwide Holdings, Inc.	9,715,535
43,459	Las Vegas Sands Corp.	1,724,018
32,676	Marriott International, Inc., Class A	7,427,255
Shares	Description	Value

	Hotels, Restaurants & Leisure (Continued)
129,819	MGM Resorts International (a)	$5,578,322
61,941	Royal Caribbean Cruises Ltd. (a)	9,707,393
		79,052,924
	Household Durables — 2.0%
60,613	Garmin Ltd.	10,379,976
521	NVR, Inc. (a)	4,484,497
52,399	PulteGroup, Inc.	6,916,668
		21,781,141
	Household Products — 1.4%
38,099	Church & Dwight Co., Inc.	3,734,083
81,411	Colgate-Palmolive Co.	8,075,157
23,952	Procter & Gamble (The) Co.	3,850,524
		15,659,764
	Independent Power and Renewable Electricity Producers — 0.8%
114,854	Vistra Corp.	9,098,734
	Industrial Conglomerates — 1.2%
77,309	3M Co.	9,860,763
18,499	Honeywell International, Inc.	3,787,670
		13,648,433
	Insurance — 3.2%
6,551	Aon PLC, Class A	2,152,069
30,466	Arthur J. Gallagher & Co.	8,636,806
88,359	Brown & Brown, Inc.	8,785,535
21,799	Erie Indemnity Co., Class A	9,616,629
27,378	Marsh & McLennan Cos., Inc.	6,093,522
		35,284,561
	Interactive Media & Services — 2.6%
54,214	Alphabet, Inc., Class A	9,299,870
19,585	Meta Platforms, Inc., Class A	9,299,545
179,263	Pinterest, Inc., Class A (a)	5,727,453
347,331	Snap, Inc., Class A (a)	4,626,449
		28,953,317
	IT Services — 2.3%
23,217	Cloudflare, Inc., Class A (a)	1,799,318
8,797	Gartner, Inc. (a)	4,408,968
70,684	GoDaddy, Inc., Class A (a)	10,280,988
22,839	International Business Machines Corp.	4,388,285
42,197	Okta, Inc. (a)	3,963,986
		24,841,545
	Life Sciences Tools & Services — 0.4%
2,826	Mettler-Toledo International, Inc. (a)	4,298,431
See Notes to Financial Statements

First Trust Large Cap Growth AlphaDEX® Fund (FTC)
Portfolio of Investments (Continued)
July 31, 2024
Shares	Description	Value
COMMON STOCKS (Continued)
	Machinery — 4.6%
23,717	Caterpillar, Inc.	$8,210,825
86,968	Ingersoll Rand, Inc.	8,731,587
59,933	Otis Worldwide Corp.	5,663,669
56,044	PACCAR, Inc.	5,529,301
11,405	Parker-Hannifin Corp.	6,400,030
62,481	Westinghouse Air Brake Technologies Corp.	10,068,813
42,536	Xylem, Inc.	5,678,556
		50,282,781
	Media — 0.3%
40,443	Trade Desk (The), Inc., Class A (a)	3,635,017
	Oil, Gas & Consumable Fuels — 0.5%
135,745	Williams (The) Cos., Inc.	5,828,890
	Passenger Airlines — 0.7%
166,529	Delta Air Lines, Inc.	7,164,078
	Pharmaceuticals — 0.8%
10,908	Eli Lilly & Co.	8,772,977
	Professional Services — 2.5%
16,548	Automatic Data Processing, Inc.	4,345,836
64,166	Booz Allen Hamilton Holding Corp.	9,195,629
29,286	Broadridge Financial Solutions, Inc.	6,267,204
16,220	Paychex, Inc.	2,076,484
25,931	TransUnion	2,340,532
14,654	Verisk Analytics, Inc.	3,835,685
		28,061,370
	Residential REITs — 1.2%
51,751	American Homes 4 Rent, Class A	1,867,694
19,093	AvalonBay Communities, Inc.	3,912,538
14,512	Essex Property Trust, Inc.	4,039,560
110,060	Invitation Homes, Inc.	3,881,816
		13,701,608
	Retail REITs — 0.2%
12,668	Simon Property Group, Inc.	1,943,778
	Semiconductors & Semiconductor Equipment — 6.3%
24,352	Advanced Micro Devices, Inc. (a)	3,518,377
17,305	Analog Devices, Inc.	4,004,031
33,476	Applied Materials, Inc.	7,103,607
49,210	Broadcom, Inc.	7,907,063
14,203	Entegris, Inc.	1,680,073
25,588	First Solar, Inc. (a)	5,526,752
9,581	KLA Corp.	7,885,834
Shares	Description	Value

	Semiconductors & Semiconductor Equipment (Continued)
7,419	Lam Research Corp.	$6,834,679
27,512	Marvell Technology, Inc.	1,842,754
7,021	Monolithic Power Systems, Inc.	6,059,755
79,935	NVIDIA Corp.	9,353,994
21,439	NXP Semiconductors N.V.	5,641,887
9,886	Texas Instruments, Inc.	2,014,865
		69,373,671
	Software — 10.8%
7,111	Adobe, Inc. (a)	3,922,783
7,772	Autodesk, Inc. (a)	1,923,726
18,746	Cadence Design Systems, Inc. (a)	5,017,554
25,771	Crowdstrike Holdings, Inc., Class A (a)	5,977,841
44,485	Datadog, Inc., Class A (a)	5,179,833
5,306	Fair Isaac Corp. (a)	8,489,600
395,323	Gen Digital, Inc.	10,274,445
3,261	HubSpot, Inc. (a)	1,620,815
8,778	Intuit, Inc.	5,682,438
23,387	Manhattan Associates, Inc. (a)	5,972,572
12,908	Microsoft Corp.	5,400,062
138,965	Nutanix, Inc., Class A (a)	7,019,122
55,950	Oracle Corp.	7,802,228
227,761	Palantir Technologies, Inc., Class A (a)	6,124,493
23,304	Palo Alto Networks, Inc. (a)	7,567,508
10,585	PTC, Inc. (a)	1,882,542
7,008	Roper Technologies, Inc.	3,817,608
15,364	Salesforce, Inc.	3,976,203
7,333	ServiceNow, Inc. (a)	5,971,922
9,695	Synopsys, Inc. (a)	5,412,913
11,474	Tyler Technologies, Inc. (a)	6,518,494
20,553	Zscaler, Inc. (a)	3,686,181
		119,240,883
	Specialized REITs — 1.5%
37,943	Digital Realty Trust, Inc.	5,672,099
110,190	Iron Mountain, Inc.	11,301,086
		16,973,185
	Specialty Retail — 2.9%
1,947	AutoZone, Inc. (a)	6,101,294
5,586	Home Depot (The), Inc.	2,056,542
5,463	O’Reilly Automotive, Inc. (a)	6,153,195
54,363	Ross Stores, Inc.	7,786,413
89,693	TJX (The) Cos., Inc.	10,137,103
		32,234,547
	Technology Hardware, Storage & Peripherals — 3.4%
18,755	Apple, Inc.	4,165,110
76,671	NetApp, Inc.	9,735,684
See Notes to Financial Statements

First Trust Large Cap Growth AlphaDEX® Fund (FTC)
Portfolio of Investments (Continued)
July 31, 2024
Shares	Description	Value
COMMON STOCKS (Continued)
	Technology Hardware, Storage & Peripherals (Continued)
153,794	Pure Storage, Inc., Class A (a)	$9,216,875
95,624	Seagate Technology Holdings PLC	9,769,904
7,042	Super Micro Computer, Inc. (a)	4,941,019
		37,828,592
	Textiles, Apparel & Luxury Goods — 0.9%
10,202	Deckers Outdoor Corp. (a)	9,412,671
	Tobacco — 1.0%
86,719	Altria Group, Inc.	4,250,098
56,935	Philip Morris International, Inc.	6,556,635
		10,806,733
	Trading Companies & Distributors — 1.8%
12,215	United Rentals, Inc.	9,247,977
4,378	W.W. Grainger, Inc.	4,276,474
12,454	Watsco, Inc.	6,096,108
		19,620,559
	Wireless Telecommunication Services — 0.5%
32,746	T-Mobile US, Inc.	5,968,941
	Total Common Stocks	1,103,366,615
	(Cost $885,622,006)
MONEY MARKET FUNDS — 0.1%
1,039,897	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 5.14% (b)	1,039,897
	(Cost $1,039,897)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.0%
$6,578	Bank of America Corp., 5.34% (b), dated 07/31/24, due 08/01/24, with a maturity value of $6,579. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.38%, due 07/31/26 to 02/15/38. The value of the collateral including accrued interest is $6,710. (c)	$6,578
	(Cost $6,578)

	Total Investments — 100.0%	1,104,413,090
	(Cost $886,668,481)
	Net Other Assets and Liabilities — (0.0)%	(388,961)
	Net Assets — 100.0%	$1,104,024,129

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of July 31, 2024.
(c)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of July 31, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 7/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 1,103,366,615	$ 1,103,366,615	$ —	$ —
Money Market Funds	1,039,897	1,039,897	—	—
Repurchase Agreements	6,578	—	6,578	—
Total Investments	$1,104,413,090	$1,104,406,512	$6,578	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Large Cap Growth AlphaDEX® Fund (FTC)
Portfolio of Investments (Continued)
July 31, 2024
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(1)	$6,578
Non-cash Collateral(2)	(6,578)
Net Amount	$—

(1)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(2)	At July 31, 2024, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust Multi Cap Value AlphaDEX® Fund (FAB)
Portfolio of Investments
July 31, 2024

Shares	Description	Value
COMMON STOCKS — 99.8%
	Aerospace & Defense — 0.8%
417	General Dynamics Corp.	$124,562
746	Huntington Ingalls Industries, Inc.	208,865
539	L3Harris Technologies, Inc.	122,294
532	Lockheed Martin Corp.	288,301
4,224	Textron, Inc.	392,410
		1,136,432
	Air Freight & Logistics — 0.8%
12,740	Air Transport Services Group, Inc. (a)	205,623
968	Expeditors International of Washington, Inc.	120,826
1,209	FedEx Corp.	365,420
1,213	GXO Logistics, Inc. (a)	67,904
3,283	Hub Group, Inc., Class A	153,546
1,814	United Parcel Service, Inc., Class B	236,491
		1,149,810
	Automobile Components — 1.5%
7,151	Adient PLC (a)	184,210
8,816	Aptiv PLC (a)	611,742
7,600	BorgWarner, Inc.	268,356
11,664	Dana, Inc.	148,249
773	Dorman Products, Inc. (a)	78,359
1,467	Fox Factory Holding Corp. (a)	78,323
703	Gentherm, Inc. (a)	38,792
16,191	Goodyear Tire & Rubber (The) Co. (a)	189,435
683	LCI Industries	79,699
2,146	Lear Corp.	261,898
959	Patrick Industries, Inc.	122,809
4,490	Phinia, Inc.	200,703
		2,262,575
	Automobiles — 1.2%
49,509	Ford Motor Co.	535,688
13,363	General Motors Co.	592,248
9,132	Harley-Davidson, Inc.	342,450
1,967	Thor Industries, Inc.	208,777
2,608	Winnebago Industries, Inc.	163,052
		1,842,215
	Banks — 10.3%
1,318	1st Source Corp.	83,759
2,433	Ameris Bancorp	148,145
1,639	Associated Banc-Corp.	37,664
2,152	Atlantic Union Bankshares Corp.	88,856
1,820	Axos Financial, Inc. (a)	132,878
9,120	Bank of America Corp.	367,627
5,976	Bank OZK	280,215
Shares	Description	Value

	Banks (Continued)
4,830	BankUnited, Inc.	$186,052
2,095	Banner Corp.	124,066
1,521	Berkshire Hills Bancorp, Inc.	41,980
1,337	BOK Financial Corp.	137,497
8,664	Cadence Bank	284,786
3,748	Cathay General Bancorp	166,111
5,716	Citigroup, Inc.	370,854
13,785	Citizens Financial Group, Inc.	588,206
12,319	Columbia Banking System, Inc.	322,265
2,400	Comerica, Inc.	131,544
734	Community Financial System, Inc.	45,273
3,683	Customers Bancorp, Inc. (a)	237,480
4,100	CVB Financial Corp.	78,146
2,509	East West Bancorp, Inc.	220,516
12,640	Eastern Bankshares, Inc.	210,330
3,455	Enterprise Financial Services Corp.	182,666
13,433	F.N.B. Corp.	206,062
889	FB Financial Corp.	41,507
9,940	Fifth Third Bancorp	420,860
3,259	First Bancorp	136,226
1,896	First BanCorp	40,669
2,920	First Busey Corp.	80,125
10,237	First Commonwealth Financial Corp.	185,085
6,362	First Financial Bancorp	174,064
5,011	First Hawaiian, Inc.	125,475
11,653	First Horizon Corp.	194,955
3,746	First Interstate BancSystem, Inc., Class A	118,261
4,247	First Merchants Corp.	171,366
4,162	Fulton Financial Corp.	80,618
2,562	Hancock Whitney Corp.	140,218
2,259	Hilltop Holdings, Inc.	74,524
5,113	Home BancShares, Inc.	144,851
9,685	Hope Bancorp, Inc.	127,455
37,684	Huntington Bancshares, Inc.	563,376
2,787	Independent Bank Corp.	178,786
2,471	International Bancshares Corp.	166,644
17,477	KeyCorp	281,904
3,281	M&T Bank Corp.	564,890
2,664	National Bank Holdings Corp., Class A	111,568
898	NBT Bancorp, Inc.	44,020
852	Nicolet Bankshares, Inc.	85,677
9,006	Northwest Bancshares, Inc.	126,444
8,896	OceanFirst Financial Corp.	161,640
2,778	OFG Bancorp	126,177
10,691	Old National Bancorp	214,034
1,510	Pacific Premier Bancorp, Inc.	40,861
1,838	Pathward Financial, Inc.	124,138
See Notes to Financial Statements

First Trust Multi Cap Value AlphaDEX® Fund (FAB)
Portfolio of Investments (Continued)
July 31, 2024
Shares	Description	Value
COMMON STOCKS (Continued)
	Banks (Continued)
4,712	Peoples Bancorp, Inc.	$156,768
2,296	Pinnacle Financial Partners, Inc.	221,151
1,597	PNC Financial Services Group (The), Inc.	289,217
693	Popular, Inc.	71,123
1,873	Preferred Bank	161,190
2,004	Prosperity Bancshares, Inc.	145,330
2,416	Provident Financial Services, Inc.	44,793
18,099	Regions Financial Corp.	404,875
3,406	Renasant Corp.	117,132
4,234	S&T Bancorp, Inc.	187,905
4,270	Sandy Spring Bancorp, Inc.	130,790
2,990	Seacoast Banking Corp. of Florida	83,242
5,917	Simmons First National Corp., Class A	127,393
1,603	SouthState Corp.	158,649
1,524	Synovus Financial Corp.	71,247
1,156	Texas Capital Bancshares, Inc. (a)	76,412
3,815	TowneBank	126,811
1,786	TriCo Bancshares	83,103
2,353	Trustmark Corp.	81,720
9,136	U.S. Bancorp	410,024
1,469	UMB Financial Corp.	149,867
3,777	United Bankshares, Inc.	147,039
2,776	United Community Banks, Inc.	85,917
35,104	Valley National Bancorp	294,874
4,932	Veritex Holdings, Inc.	123,645
2,473	WaFd, Inc.	88,014
5,621	Webster Financial Corp.	278,914
8,363	Wells Fargo & Co.	496,260
3,728	WesBanco, Inc.	118,849
2,925	Western Alliance Bancorp	235,345
1,865	Wintrust Financial Corp.	201,793
2,213	WSFS Financial Corp.	125,012
2,825	Zions Bancorp N.A.	145,968
		15,359,768
	Beverages — 0.4%
7,436	Keurig Dr Pepper, Inc.	254,906
6,026	Molson Coors Beverage Co., Class B	318,474
		573,380
	Biotechnology — 0.5%
521	Biogen, Inc. (a)	111,077
5,983	Incyte Corp. (a)	389,314
Shares	Description	Value

	Biotechnology (Continued)
115	Regeneron Pharmaceuticals, Inc. (a)	$124,107
577	United Therapeutics Corp. (a)	180,768
		805,266
	Broadline Retail — 0.7%
417	Dillard’s, Inc., Class A	166,212
9,246	eBay, Inc.	514,170
7,686	Kohl’s Corp.	166,479
9,572	Macy’s, Inc.	165,404
		1,012,265
	Building Products — 1.2%
1,656	Apogee Enterprises, Inc.	113,668
943	Fortune Brands Innovations, Inc.	76,204
7,722	JELD-WEN Holding, Inc. (a)	128,880
1,819	Johnson Controls International PLC	130,131
12,037	Masterbrand, Inc. (a)	217,268
2,859	Owens Corning	532,861
6,390	Quanex Building Products Corp.	213,426
7,228	Resideo Technologies, Inc. (a)	164,220
1,641	UFP Industries, Inc.	216,497
		1,793,155
	Capital Markets — 2.3%
1,960	Affiliated Managers Group, Inc.	363,815
840	Artisan Partners Asset Management, Inc., Class A	37,094
154	BlackRock, Inc.	134,981
1,185	Donnelley Financial Solutions, Inc. (a)	79,964
3,164	Federated Hermes, Inc.	108,620
22,223	Franklin Resources, Inc.	508,240
549	Goldman Sachs Group (The), Inc.	279,457
454	Houlihan Lokey, Inc.	68,213
4,095	Invesco Ltd.	70,680
1,231	Jefferies Financial Group, Inc.	71,977
2,555	Morgan Stanley	263,702
978	Raymond James Financial, Inc.	113,448
1,894	SEI Investments Co.	128,489
4,902	State Street Corp.	416,523
938	StoneX Group, Inc. (a)	78,173
4,307	T. Rowe Price Group, Inc.	491,902
1,481	Victory Capital Holdings, Inc., Class A	77,590
461	Virtus Investment Partners, Inc.	104,186
		3,397,054
	Chemicals — 3.3%
963	Air Products and Chemicals, Inc.	254,088
1,944	Ashland, Inc.	187,888
1,403	Avient Corp.	63,472
4,603	Celanese Corp.	649,713
See Notes to Financial Statements

First Trust Multi Cap Value AlphaDEX® Fund (FAB)
Portfolio of Investments (Continued)
July 31, 2024
Shares	Description	Value
COMMON STOCKS (Continued)
	Chemicals (Continued)
8,377	CF Industries Holdings, Inc.	$639,919
2,241	Corteva, Inc.	125,720
4,681	Dow, Inc.	254,974
1,502	DuPont de Nemours, Inc.	125,717
1,875	Eastman Chemical Co.	193,744
15,760	Ecovyst, Inc. (a)	150,350
5,322	FMC Corp.	310,592
796	H.B. Fuller Co.	68,615
4,777	Koppers Holdings, Inc.	194,472
5,192	LyondellBasell Industries N.V., Class A	516,396
850	Minerals Technologies, Inc.	66,623
10,598	Mosaic (The) Co.	315,502
3,898	Olin Corp.	177,788
4,742	Orion S.A.	116,748
1,973	PPG Industries, Inc.	250,532
361	Quaker Chemical Corp.	65,547
413	Stepan Co.	34,952
835	Westlake Corp.	123,463
		4,886,815
	Commercial Services & Supplies — 0.6%
2,795	ABM Industries, Inc.	155,290
13,613	CoreCivic, Inc. (a)	189,765
7,244	GEO Group (The), Inc. (a)	105,038
770	HNI Corp.	42,311
5,643	Matthews International Corp., Class A	163,365
3,927	MillerKnoll, Inc.	121,816
607	UniFirst Corp.	118,086
		895,671
	Communications Equipment — 0.2%
5,228	Cisco Systems, Inc.	253,296
2,730	Viasat, Inc. (a)	55,201
		308,497
	Construction & Engineering — 0.2%
9,762	MDU Resources Group, Inc.	262,988
1,417	Primoris Services Corp.	80,018
		343,006
	Construction Materials — 0.0%
1,673	Summit Materials, Inc., Class A (a)	69,898
	Consumer Finance — 1.8%
6,177	Ally Financial, Inc.	278,027
3,966	Bread Financial Holdings, Inc.	216,464
3,588	Capital One Financial Corp.	543,223
Shares	Description	Value

	Consumer Finance (Continued)
2,271	Enova International, Inc. (a)	$196,373
9,709	Navient Corp.	159,325
344	Nelnet, Inc., Class A	38,772
3,790	OneMain Holdings, Inc.	198,066
5,095	PROG Holdings, Inc.	229,581
5,893	SLM Corp.	133,712
13,156	Synchrony Financial	668,193
		2,661,736
	Consumer Staples Distribution & Retail — 1.2%
2,850	Andersons (The), Inc.	155,410
697	BJ’s Wholesale Club Holdings, Inc. (a)	61,308
914	Dollar General Corp.	110,036
1,567	Grocery Outlet Holding Corp. (a)	30,651
2,575	Ingles Markets, Inc., Class A	208,704
7,264	Kroger (The) Co.	395,888
870	PriceSmart, Inc.	79,457
1,694	Sysco Corp.	129,845
1,677	Target Corp.	252,238
1,156	US Foods Holding Corp. (a)	62,875
1,786	Walmart, Inc.	122,591
2,816	Weis Markets, Inc.	212,467
		1,821,470
	Containers & Packaging — 1.0%
3,123	Berry Global Group, Inc.	205,244
823	Crown Holdings, Inc.	73,000
3,075	Greif, Inc., Class A	205,041
1,419	International Paper Co.	65,955
9,346	O-I Glass, Inc. (a)	124,863
1,360	Packaging Corp. of America	271,823
6,244	Pactiv Evergreen, Inc.	82,046
1,761	Sealed Air Corp.	67,006
2,894	Silgan Holdings, Inc.	148,838
3,623	Sonoco Products Co.	195,352
2,765	TriMas Corp.	67,964
		1,507,132
	Distributors — 0.6%
1,796	Genuine Parts Co.	264,210
11,943	LKQ Corp.	495,634
394	Pool Corp.	147,372
		907,216
	Diversified Consumer Services — 0.6%
32,241	ADT, Inc.	250,835
55,918	Chegg, Inc. (a)	190,680
253	Graham Holdings Co., Class B	196,037
See Notes to Financial Statements

First Trust Multi Cap Value AlphaDEX® Fund (FAB)
Portfolio of Investments (Continued)
July 31, 2024
Shares	Description	Value
COMMON STOCKS (Continued)
	Diversified Consumer Services (Continued)
6,599	Perdoceo Education Corp.	$163,589
639	Strategic Education, Inc.	67,351
		868,492
	Diversified REITs — 0.6%
4,168	Alexander & Baldwin, Inc.	82,151
6,317	American Assets Trust, Inc.	167,527
11,135	Broadstone Net Lease, Inc.	193,861
6,589	WP Carey, Inc.	380,910
		824,449
	Diversified Telecommunication Services — 1.1%
32,489	AT&T, Inc.	625,413
9,360	Frontier Communications Parent, Inc. (a)	274,248
14,694	Liberty Latin America Ltd., Class C (a)	155,757
4,328	Shenandoah Telecommunications Co.	92,143
12,044	Verizon Communications, Inc.	488,023
		1,635,584
	Electric Utilities — 4.2%
2,407	Alliant Energy Corp.	133,974
5,660	American Electric Power Co., Inc.	555,359
3,619	Duke Energy Corp.	395,448
5,051	Edison International	404,130
5,802	Entergy Corp.	672,858
4,626	Evergy, Inc.	268,308
17,938	Exelon Corp.	667,294
9,477	FirstEnergy Corp.	397,181
19,590	Hawaiian Electric Industries, Inc.	324,410
1,315	IDACORP, Inc.	128,541
3,507	NextEra Energy, Inc.	267,900
2,361	NRG Energy, Inc.	177,476
5,148	OGE Energy Corp.	199,588
28,447	PG&E Corp.	519,158
3,208	Pinnacle West Capital Corp.	274,573
2,815	PNM Resources, Inc.	117,048
5,667	Portland General Electric Co.	268,502
9,299	Xcel Energy, Inc.	541,946
		6,313,694
	Electrical Equipment — 0.3%
508	Acuity Brands, Inc.	127,686
1,816	Atkore, Inc.	245,160
1,183	EnerSys	130,047
		502,893
Shares	Description	Value

	Electronic Equipment, Instruments & Components — 2.0%
2,029	Arrow Electronics, Inc. (a)	$250,967
4,759	Avnet, Inc.	255,844
753	Belden, Inc.	69,796
998	Crane NXT Co.	62,754
684	CTS Corp.	33,434
960	ePlus, Inc. (a)	88,243
2,178	IPG Photonics Corp. (a)	175,111
3,334	Jabil, Inc.	375,642
6,027	Knowles Corp. (a)	110,113
240	Littelfuse, Inc.	64,106
1,101	PC Connection, Inc.	78,799
336	Plexus Corp. (a)	43,065
288	Rogers Corp. (a)	35,188
2,774	Sanmina Corp. (a)	208,965
1,062	TD SYNNEX Corp.	126,559
2,411	TE Connectivity Ltd.	372,090
935	Teledyne Technologies, Inc. (a)	394,439
7,924	Vishay Intertechnology, Inc.	192,632
		2,937,747
	Energy Equipment & Services — 1.9%
10,313	Baker Hughes Co.	399,319
14,704	Halliburton Co.	509,935
8,475	Helmerich & Payne, Inc.	342,560
2,593	Kodiak Gas Services, Inc.	74,808
14,662	Liberty Energy, Inc.	354,087
16,112	NOV, Inc.	335,452
1,465	Oceaneering International, Inc. (a)	43,979
29,564	Patterson-UTI Energy, Inc.	324,908
22,900	Transocean Ltd. (a)	132,591
3,289	Valaris Ltd. (a)	258,483
		2,776,122
	Entertainment — 0.5%
2,967	Sphere Entertainment Co. (a)	131,972
66,758	Warner Bros Discovery, Inc. (a)	577,457
		709,429
	Financial Services — 2.8%
1,526	Berkshire Hathaway, Inc., Class B (a)	669,151
12,455	Corebridge Financial, Inc.	368,045
5,451	Essent Group Ltd.	342,541
6,421	Global Payments, Inc.	652,630
4,124	Jackson Financial, Inc., Class A	363,159
14,213	MGIC Investment Corp.	353,051
3,017	Mr. Cooper Group, Inc. (a)	271,168
5,191	NMI Holdings, Inc. (a)	204,266
4,280	PayPal Holdings, Inc. (a)	281,538
9,849	Radian Group, Inc.	365,398
See Notes to Financial Statements

First Trust Multi Cap Value AlphaDEX® Fund (FAB)
Portfolio of Investments (Continued)
July 31, 2024
Shares	Description	Value
COMMON STOCKS (Continued)
	Financial Services (Continued)
861	Voya Financial, Inc.	$62,621
353	Walker & Dunlop, Inc.	37,736
15,038	Western Union (The) Co.	178,802
		4,150,106
	Food Products — 3.7%
10,271	Archer-Daniels-Midland Co.	636,905
5,815	Bunge Global S.A.	611,913
2,313	Cal-Maine Foods, Inc.	165,541
5,496	Campbell Soup Co.	257,543
17,477	Conagra Brands, Inc.	529,903
8,334	Darling Ingredients, Inc. (a)	331,110
1,587	Fresh Del Monte Produce, Inc.	39,754
5,733	General Mills, Inc.	384,914
1,350	Hershey (The) Co.	266,598
8,145	Hormel Foods Corp.	261,536
4,555	J.M. Smucker (The) Co.	537,262
2,096	Kellanova	121,882
15,416	Kraft Heinz (The) Co.	542,797
324	Lancaster Colony Corp.	62,551
1,704	McCormick & Co., Inc.	131,225
1,847	Mondelez International, Inc., Class A	126,243
97	Seaboard Corp.	315,047
946	TreeHouse Foods, Inc. (a)	38,105
2,116	Tyson Foods, Inc., Class A	128,864
4,294	WK Kellogg Co.	75,574
		5,565,267
	Gas Utilities — 1.3%
4,257	Atmos Energy Corp.	544,385
666	Chesapeake Utilities Corp.	78,608
4,522	National Fuel Gas Co.	264,944
2,866	New Jersey Resources Corp.	133,986
4,893	Northwest Natural Holding Co.	195,622
3,837	ONE Gas, Inc.	267,170
1,741	Southwest Gas Holdings, Inc.	129,113
2,910	Spire, Inc.	193,777
5,350	UGI Corp.	132,573
		1,940,178
	Ground Transportation — 1.6%
971	ArcBest Corp.	122,395
1,173	Avis Budget Group, Inc.	118,485
8,437	Heartland Express, Inc.	109,428
50,058	Hertz Global Holdings, Inc. (a) (b)	204,237
2,267	J.B. Hunt Transport Services, Inc.	392,531
3,681	Knight-Swift Transportation Holdings, Inc.	200,357
333	Landstar System, Inc.	63,353
Shares	Description	Value

	Ground Transportation (Continued)
5,638	Marten Transport Ltd.	$106,051
1,978	Ryder System, Inc.	277,236
5,851	Schneider National, Inc., Class B	157,450
8,276	U-Haul Holding Co.	527,429
3,945	Werner Enterprises, Inc.	154,605
		2,433,557
	Health Care Equipment & Supplies — 0.8%
1,164	Abbott Laboratories	123,314
767	Enovis Corp. (a)	36,540
3,684	Envista Holdings Corp. (a)	62,886
595	ICU Medical, Inc. (a)	75,553
1,190	Integra LifeSciences Holdings Corp. (a)	29,524
3,155	Medtronic PLC	253,410
3,919	Neogen Corp. (a)	66,740
2,611	Omnicell, Inc. (a)	76,267
292	Teleflex, Inc.	64,509
3,342	Zimmer Biomet Holdings, Inc.	372,132
		1,160,875
	Health Care Providers & Services — 2.6%
298	Addus HomeCare Corp. (a)	36,165
2,759	AMN Healthcare Services, Inc. (a)	186,564
7,491	Centene Corp. (a)	576,208
366	Cigna Group (The)	127,613
10,513	CVS Health Corp.	634,249
224	Elevance Health, Inc.	119,175
714	Encompass Health Corp.	66,359
773	HCA Healthcare, Inc.	280,638
956	Henry Schein, Inc. (a)	68,775
324	Humana, Inc.	117,162
835	Molina Healthcare, Inc. (a)	284,960
652	National HealthCare Corp.	88,776
7,705	Owens & Minor, Inc. (a)	126,516
5,861	Patterson Cos., Inc.	147,990
2,649	Quest Diagnostics, Inc.	376,953
1,747	Select Medical Holdings Corp.	69,461
1,842	Tenet Healthcare Corp. (a)	275,747
1,325	Universal Health Services, Inc., Class B	283,232
		3,866,543
	Health Care REITs — 0.3%
2,123	Alexandria Real Estate Equities, Inc.	249,007
2,359	Ventas, Inc.	128,424
		377,431
See Notes to Financial Statements

First Trust Multi Cap Value AlphaDEX® Fund (FAB)
Portfolio of Investments (Continued)
July 31, 2024
Shares	Description	Value
COMMON STOCKS (Continued)
	Hotel & Resort REITs — 0.2%
18,350	RLJ Lodging Trust	$173,224
4,932	Xenia Hotels & Resorts, Inc.	68,456
		241,680
	Hotels, Restaurants & Leisure — 0.9%
3,676	Bloomin’ Brands, Inc.	76,645
4,447	Boyd Gaming Corp.	270,689
976	Brinker International, Inc. (a)	65,206
4,624	Caesars Entertainment, Inc. (a)	184,729
883	Cheesecake Factory (The), Inc.	34,340
2,468	Cracker Barrel Old Country Store, Inc.	113,108
5,680	Golden Entertainment, Inc.	189,882
3,030	Hilton Grand Vacations, Inc. (a)	130,926
1,841	Life Time Group Holdings, Inc. (a)	38,238
1,191	Marriott Vacations Worldwide Corp.	100,735
1,526	Monarch Casino & Resort, Inc.	119,455
		1,323,953
	Household Durables — 3.1%
6,430	Beazer Homes USA, Inc. (a)	216,498
100	Cavco Industries, Inc. (a)	41,462
2,164	Century Communities, Inc.	226,592
4,405	D.R. Horton, Inc.	792,592
1,524	Helen of Troy Ltd. (a)	90,084
4,364	KB Home	375,653
4,740	La-Z-Boy, Inc.	209,224
4,143	Lennar Corp., Class A	733,021
1,580	LGI Homes, Inc. (a)	181,811
2,507	M/I Homes, Inc. (a)	418,243
1,892	Meritage Homes Corp.	383,830
904	Skyline Champion Corp. (a)	73,685
5,524	Taylor Morrison Home Corp. (a)	370,550
6,578	Tri Pointe Homes, Inc. (a)	297,654
1,199	Whirlpool Corp.	122,262
732	Worthington Enterprises, Inc.	36,534
		4,569,695
	Household Products — 0.4%
4,280	Central Garden & Pet Co., Class A (c)	147,061
875	Kimberly-Clark Corp.	118,168
4,379	Reynolds Consumer Products, Inc.	121,824
2,056	Spectrum Brands Holdings, Inc.	173,958
		561,011
	Independent Power and Renewable Electricity Producers — 0.0%
1,404	Clearway Energy, Inc., Class C	37,459
Shares	Description	Value

	Industrial REITs — 0.0%
3,802	LXP Industrial Trust	$39,161
	Insurance — 6.5%
4,061	Aflac, Inc.	387,338
498	American Financial Group, Inc.	65,218
6,690	American International Group, Inc.	530,049
6,154	Arch Capital Group Ltd. (a)	589,430
737	Assurant, Inc.	128,879
3,970	Assured Guaranty Ltd.	327,009
2,601	Axis Capital Holdings Ltd.	197,026
1,414	Brighthouse Financial, Inc. (a)	70,516
1,947	Chubb Ltd.	536,710
5,257	Cincinnati Financial Corp.	686,669
5,099	CNO Financial Group, Inc.	177,751
4,145	Employers Holdings, Inc.	199,002
1,002	Enstar Group Ltd. (a)	325,049
1,629	Everest Group Ltd.	639,985
5,025	Fidelity National Financial, Inc.	278,435
2,271	First American Financial Corp.	137,577
5,741	Genworth Financial, Inc. (a)	38,867
2,233	Globe Life, Inc.	207,088
4,940	Hartford Financial Services Group (The), Inc.	547,945
1,063	Horace Mann Educators Corp.	36,748
7,879	Lincoln National Corp.	262,371
6,645	Loews Corp.	531,268
394	Markel Group, Inc. (a)	645,707
1,330	Mercury General Corp.	79,627
3,965	Old Republic International Corp.	137,268
1,541	Principal Financial Group, Inc.	125,607
1,032	Prudential Financial, Inc.	129,330
298	Reinsurance Group of America, Inc.	67,178
1,370	RenaissanceRe Holdings Ltd.	317,717
942	Safety Insurance Group, Inc.	80,588
653	Selective Insurance Group, Inc.	58,979
558	Stewart Information Services Corp.	39,451
1,221	Travelers (The) Cos., Inc.	264,273
4,794	Unum Group	275,799
4,741	W.R. Berkley Corp.	261,371
168	White Mountains Insurance Group Ltd.	300,048
		9,683,873
	Interactive Media & Services — 0.3%
6,725	Bumble, Inc., Class A (a)	62,812
2,615	IAC, Inc. (a)	138,098
3,653	Shutterstock, Inc.	161,536
1,890	Ziff Davis, Inc. (a)	90,493
		452,939
See Notes to Financial Statements

First Trust Multi Cap Value AlphaDEX® Fund (FAB)
Portfolio of Investments (Continued)
July 31, 2024
Shares	Description	Value
COMMON STOCKS (Continued)
	IT Services — 0.8%
1,389	ASGN, Inc. (a)	$131,497
7,304	Cognizant Technology Solutions Corp., Class A	552,767
12,835	DXC Technology Co. (a)	261,064
1,320	EPAM Systems, Inc. (a)	283,971
		1,229,299
	Leisure Products — 0.4%
2,526	Brunswick Corp.	205,743
3,767	Mattel, Inc. (a)	72,665
2,347	Polaris, Inc.	195,458
9,239	Topgolf Callaway Brands Corp. (a)	152,444
		626,310
	Life Sciences Tools & Services — 0.1%
1,153	Revvity, Inc.	144,828
	Machinery — 2.4%
3,130	AGCO Corp.	295,535
410	Albany International Corp., Class A	38,368
1,205	Atmus Filtration Technologies, Inc. (a)	37,162
3,012	Columbus McKinnon Corp.	114,938
437	Cummins, Inc.	127,517
970	Deere & Co.	360,821
1,377	Dover Corp.	253,726
866	Hillenbrand, Inc.	38,303
1,861	John Bean Technologies Corp.	183,085
4,419	Kennametal, Inc.	115,513
576	Lindsay Corp.	72,570
999	Middleby (The) Corp. (a)	135,444
3,228	Mueller Industries, Inc.	228,994
1,935	Mueller Water Products, Inc., Class A	40,016
2,264	Oshkosh Corp.	245,984
5,680	REV Group, Inc.	165,742
1,900	Snap-on, Inc.	545,357
5,585	Terex Corp.	353,307
2,293	Timken (The) Co.	199,376
		3,551,758
	Marine Transportation — 0.2%
511	Kirby Corp. (a)	62,792
1,871	Matson, Inc.	248,300
		311,092
	Media — 2.7%
32,305	Advantage Solutions, Inc. (a)	129,543
16,997	Altice USA, Inc., Class A (a)	35,524
499	Cable One, Inc.	206,277
Shares	Description	Value

	Media (Continued)
1,213	Charter Communications, Inc., Class A (a)	$460,600
15,854	Comcast Corp., Class A	654,295
18,064	Fox Corp., Class A	687,154
17,074	Interpublic Group of (The) Cos., Inc.	549,271
5,587	Liberty Broadband Corp., Class C (a)	376,508
1,107	Nexstar Media Group, Inc.	204,562
2,769	Omnicom Group, Inc.	271,473
5,896	Paramount Global, Class B	67,332
4,982	Scholastic Corp.	156,086
12,676	TEGNA, Inc.	201,929
		4,000,554
	Metals & Mining — 2.0%
1,161	Arch Resources, Inc.	170,144
8,440	Century Aluminum Co. (a)	127,528
19,901	Cleveland-Cliffs, Inc. (a)	305,480
4,456	Commercial Metals Co.	267,806
804	Kaiser Aluminum Corp.	63,267
3,928	Nucor Corp.	640,028
1,739	Reliance, Inc.	529,630
9,062	Ryerson Holding Corp.	215,585
4,794	Steel Dynamics, Inc.	638,657
		2,958,125
	Mortgage REITs — 0.8%
19,264	AGNC Investment Corp.	192,833
9,851	Arbor Realty Trust, Inc. (b)	132,988
3,517	Blackstone Mortgage Trust, Inc., Class A (b)	62,778
13,805	Chimera Investment Corp.	201,691
4,323	Claros Mortgage Trust, Inc.	41,112
3,259	MFA Financial, Inc.	36,468
21,602	Ready Capital Corp.	200,467
22,459	Rithm Capital Corp.	260,749
		1,129,086
	Multi-Utilities — 3.0%
6,984	Ameren Corp.	553,622
5,105	Avista Corp.	200,014
4,506	Black Hills Corp.	266,079
11,708	CenterPoint Energy, Inc.	324,897
6,093	CMS Energy Corp.	394,827
5,554	Consolidated Edison, Inc.	541,626
7,403	Dominion Energy, Inc.	395,764
3,268	DTE Energy Co.	393,892
6,379	NiSource, Inc.	199,344
3,528	Northwestern Energy Group, Inc.	189,701
3,370	Public Service Enterprise Group, Inc.	268,825
See Notes to Financial Statements

First Trust Multi Cap Value AlphaDEX® Fund (FAB)
Portfolio of Investments (Continued)
July 31, 2024
Shares	Description	Value
COMMON STOCKS (Continued)
	Multi-Utilities (Continued)
4,769	Sempra	$381,806
4,623	WEC Energy Group, Inc.	397,855
		4,508,252
	Office REITs — 0.9%
7,938	Cousins Properties, Inc.	218,374
5,310	Douglas Emmett, Inc.	85,438
5,714	Easterly Government Properties, Inc.	79,596
5,362	Equity Commonwealth (a)	109,224
5,381	Highwoods Properties, Inc.	166,650
36,736	Hudson Pacific Properties, Inc.	220,049
2,277	JBG SMITH Properties	37,229
7,861	Kilroy Realty Corp.	290,621
7,489	Paramount Group, Inc.	39,242
2,330	Vornado Realty Trust	69,877
		1,316,300
	Oil, Gas & Consumable Fuels — 9.5%
1,877	Antero Resources Corp. (a)	54,470
8,323	APA Corp.	259,594
2,656	California Resources Corp.	136,625
2,841	Cheniere Energy, Inc.	518,880
3,727	Chesapeake Energy Corp.	284,482
3,969	Chevron Corp.	636,905
1,461	Chord Energy Corp.	250,795
7,271	CNX Resources Corp. (a)	192,463
13,619	Comstock Resources, Inc.	128,972
5,428	ConocoPhillips	603,594
23,279	Coterra Energy, Inc.	600,598
11,441	CVR Energy, Inc.	327,213
1,400	Delek US Holdings, Inc.	33,292
13,098	Devon Energy Corp.	615,999
3,101	Diamondback Energy, Inc.	627,363
1,725	DT Midstream, Inc.	129,996
4,932	EOG Resources, Inc.	625,378
16,788	EQT Corp.	579,354
4,315	Exxon Mobil Corp.	511,716
5,742	HF Sinclair Corp.	295,541
24,997	Kinder Morgan, Inc.	528,187
25,517	Kosmos Energy Ltd. (a)	141,109
9,670	Magnolia Oil & Gas Corp., Class A	263,411
3,579	Marathon Petroleum Corp.	633,554
5,139	Matador Resources Co.	315,946
7,427	Murphy Oil Corp.	307,329
8,241	Northern Oil & Gas, Inc.	355,929
9,850	Occidental Petroleum Corp.	599,077
3,045	ONEOK, Inc.	253,740
6,534	Ovintiv, Inc.	303,439
6,998	Par Pacific Holdings, Inc. (a)	185,797
Shares	Description	Value

	Oil, Gas & Consumable Fuels (Continued)
6,656	PBF Energy, Inc., Class A	$271,232
13,846	Peabody Energy Corp.	307,520
4,397	Phillips 66	639,675
5,480	Range Resources Corp.	171,140
7,086	SM Energy Co.	327,373
11,635	Talos Energy, Inc. (a)	137,758
939	Targa Resources Corp.	127,028
3,961	Valero Energy Corp.	640,573
3,942	Vital Energy, Inc. (a)	171,911
4,032	World Kinect Corp.	112,614
		14,207,572
	Paper & Forest Products — 0.2%
1,488	Louisiana-Pacific Corp.	146,062
1,517	Sylvamo Corp.	111,818
		257,880
	Passenger Airlines — 0.9%
4,549	Alaska Air Group, Inc. (a)	170,724
3,518	Allegiant Travel Co.	197,254
12,678	Southwest Airlines Co.	341,545
12,758	United Airlines Holdings, Inc. (a)	579,469
		1,288,992
	Personal Care Products — 0.3%
3,518	Edgewell Personal Care Co.	137,730
10,012	Herbalife Ltd. (a)	122,947
6,650	Kenvue, Inc.	122,958
67,546	Olaplex Holdings, Inc. (a)	140,496
		524,131
	Pharmaceuticals — 1.3%
10,774	Innoviva, Inc. (a)	202,982
1,722	Jazz Pharmaceuticals PLC (a)	189,850
1,699	Johnson & Johnson	268,187
1,235	Ligand Pharmaceuticals, Inc. (a)	134,603
11,837	Organon & Co.	258,757
4,941	Pacira BioSciences, Inc. (a)	102,032
4,771	Perrigo Co. PLC	134,876
1,027	Prestige Consumer Healthcare, Inc. (a)	72,722
46,724	Viatris, Inc.	563,491
		1,927,500
	Professional Services — 1.1%
142	CACI International, Inc., Class A (a)	65,530
4,840	Concentrix Corp.	341,220
1,717	CSG Systems International, Inc.	80,424
13,230	Dun & Bradstreet Holdings, Inc.	143,943
7,612	Genpact Ltd.	263,908
See Notes to Financial Statements

First Trust Multi Cap Value AlphaDEX® Fund (FAB)
Portfolio of Investments (Continued)
July 31, 2024
Shares	Description	Value
COMMON STOCKS (Continued)
	Professional Services (Continued)
865	Jacobs Solutions, Inc.	$126,593
558	Kforce, Inc.	38,764
516	Korn Ferry	38,040
715	Maximus, Inc.	66,416
373	NV5 Global, Inc. (a)	38,471
958	Robert Half, Inc.	61,494
1,042	Science Applications International Corp.	129,625
3,963	SS&C Technologies Holdings, Inc.	289,101
		1,683,529
	Real Estate Management & Development — 0.2%
1,357	CBRE Group, Inc., Class A (a)	152,947
298	Jones Lang LaSalle, Inc. (a)	74,768
6,910	Newmark Group, Inc., Class A	89,692
		317,407
	Residential REITs — 0.3%
5,231	Equity Residential	364,234
848	Mid-America Apartment Communities, Inc.	118,525
		482,759
	Retail REITs — 0.3%
2,651	Getty Realty Corp.	78,523
12,761	Kimco Realty Corp.	277,296
5,687	Retail Opportunity Investments Corp.	85,021
		440,840
	Semiconductors & Semiconductor Equipment — 0.8%
3,062	Amkor Technology, Inc.	100,005
479	Cirrus Logic, Inc. (a)	62,500
1,446	Diodes, Inc. (a)	113,077
11,711	Intel Corp.	359,996
607	QUALCOMM, Inc.	109,837
3,403	Skyworks Solutions, Inc.	386,649
		1,132,064
	Software — 0.3%
3,100	Adeia, Inc.	36,425
6,128	Zoom Video Communications, Inc., Class A (a)	370,131
		406,556
	Specialized REITs — 0.3%
1,556	PotlatchDeltic Corp.	69,024
4,212	Rayonier, Inc.	127,750
Shares	Description	Value

	Specialized REITs (Continued)
1,798	Safehold, Inc.	$41,606
8,747	Weyerhaeuser Co.	277,805
		516,185
	Specialty Retail — 3.2%
5,752	Academy Sports & Outdoors, Inc.	311,011
967	Advance Auto Parts, Inc.	61,240
9,207	American Eagle Outfitters, Inc.	203,014
1,075	Asbury Automotive Group, Inc. (a)	289,412
1,537	AutoNation, Inc. (a)	293,137
4,706	Bath & Body Works, Inc.	172,946
4,303	Best Buy Co., Inc.	372,296
269	Boot Barn Holdings, Inc. (a)	35,906
2,816	Buckle (The), Inc.	121,623
570	Dick’s Sporting Goods, Inc.	123,320
7,692	Gap (The), Inc.	180,608
1,031	Group 1 Automotive, Inc.	377,057
8,662	Guess?, Inc. (b)	208,321
1,213	Lithia Motors, Inc.	335,188
1,127	Lowe’s Cos., Inc.	276,690
3,600	ODP (The) Corp. (a)	152,100
1,233	Penske Automotive Group, Inc.	214,678
13,175	Sally Beauty Holdings, Inc. (a)	150,854
3,419	Signet Jewelers Ltd.	287,640
2,595	Sonic Automotive, Inc., Class A	154,506
448	Tractor Supply Co.	117,967
5,969	Urban Outfitters, Inc. (a)	274,872
5,887	Victoria’s Secret & Co. (a)	104,494
		4,818,880
	Technology Hardware, Storage & Peripherals — 0.7%
4,592	Diebold Nixdorf, Inc. (a)	199,982
29,327	Hewlett Packard Enterprise Co.	583,900
7,091	HP, Inc.	255,914
2,984	Xerox Holdings Corp.	32,123
		1,071,919
	Textiles, Apparel & Luxury Goods — 0.8%
2,281	Carter’s, Inc.	138,115
1,549	Columbia Sportswear Co.	126,553
840	Crocs, Inc. (a)	112,871
1,604	NIKE, Inc., Class B	120,076
346	Oxford Industries, Inc.	36,444
2,893	PVH Corp.	295,057
1,772	Skechers U.S.A., Inc., Class A (a)	115,410
820	Steven Madden Ltd.	37,179
26,492	Under Armour, Inc., Class A (a)	184,649
		1,166,354
See Notes to Financial Statements

First Trust Multi Cap Value AlphaDEX® Fund (FAB)
Portfolio of Investments (Continued)
July 31, 2024
Shares	Description	Value
COMMON STOCKS (Continued)
	Tobacco — 0.1%
3,667	Universal Corp.	$195,891
	Trading Companies & Distributors — 1.4%
6,444	Air Lease Corp.	319,751
1,353	Beacon Roofing Supply, Inc. (a)	139,089
1,117	BlueLinx Holdings, Inc. (a)	134,699
2,055	Boise Cascade Co.	291,995
32,498	Custom Truck One Source, Inc. (a)	162,815
12,870	DNOW, Inc. (a)	197,683
3,040	GMS, Inc. (a)	292,539
7,315	Rush Enterprises, Inc., Class A	373,138
1,159	WESCO International, Inc.	202,767
		2,114,476
	Water Utilities — 0.3%
936	American Water Works Co., Inc.	133,249
1,457	California Water Service Group	77,891
3,282	Essential Utilities, Inc.	133,413
1,918	SJW Group	116,250
		460,803
	Wireless Telecommunication Services — 0.2%
10,813	Gogo, Inc. (a)	98,182
2,533	United States Cellular Corp. (a)	136,149
		234,331
	Total Common Stocks	148,729,172
	(Cost $133,387,768)
MONEY MARKET FUNDS — 0.2%
280,552	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 5.14% (d)	280,552
	(Cost $280,552)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.3%
$459,106	Bank of America Corp., 5.34% (d), dated 07/31/24, due 08/01/24, with a maturity value of $459,174. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.38%, due 07/31/26 to 02/15/38. The value of the collateral including accrued interest is $468,288. (e)	$459,106
	(Cost $459,106)

	Total Investments — 100.3%	149,468,830
	(Cost $134,127,426)
	Net Other Assets and Liabilities — (0.3)%	(477,502)
	Net Assets — 100.0%	$148,991,328

(a)	Non-income producing security.
(b)
All or a portion of this security is on loan (see Note 2D -
Securities Lending in the Notes to Financial Statements). The
remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate
value of such securities, including those sold and pending
settlement, is $452,996 and the total value of the collateral held by the Fund is $459,106.

(c)	Non-income producing security which makes payment-in- kind distributions.
(d)	Rate shown reflects yield as of July 31, 2024.
(e)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of July 31, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 7/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 148,729,172	$ 148,729,172	$ —	$ —
Money Market Funds	280,552	280,552	—	—
Repurchase Agreements	459,106	—	459,106	—
Total Investments	$149,468,830	$149,009,724	$459,106	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Multi Cap Value AlphaDEX® Fund (FAB)
Portfolio of Investments (Continued)
July 31, 2024

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities(1)	$452,996
Non-cash Collateral(2)	(452,996)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At July 31, 2024, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(3)	$459,106
Non-cash Collateral(4)	(459,106)
Net Amount	$—

(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At July 31, 2024, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)
Portfolio of Investments
July 31, 2024

Shares	Description	Value
COMMON STOCKS — 100.0%
	Aerospace & Defense — 3.6%
2,473	AeroVironment, Inc. (a)	$441,530
1,242	Axon Enterprise, Inc. (a)	372,613
977	Boeing (The) Co. (a)	186,216
3,794	BWX Technologies, Inc.	377,465
4,559	Cadre Holdings, Inc.	167,315
1,663	Curtiss-Wright Corp.	490,086
5,745	General Electric Co.	977,799
4,084	HEICO Corp.	985,633
1,443	Hexcel Corp.	95,541
11,764	Howmet Aerospace, Inc.	1,125,815
10,391	Kratos Defense & Security Solutions, Inc. (a)	234,213
2,693	Moog, Inc., Class A	528,097
21,660	Rocket Lab USA, Inc. (a)	113,498
6,326	Spirit AeroSystems Holdings, Inc., Class A (a)	229,318
572	TransDigm Group, Inc.	740,294
9,929	Triumph Group, Inc. (a)	162,736
2,584	Woodward, Inc.	403,078
		7,631,247
	Automobile Components — 0.4%
5,937	Garrett Motion, Inc. (a)	52,008
8,019	Gentex Corp.	249,070
4,497	Modine Manufacturing Co. (a)	529,117
478	Visteon Corp. (a)	55,228
		885,423
	Automobiles — 0.3%
39,755	Rivian Automotive, Inc., Class A (a)	652,380
	Banks — 2.0%
3,991	Banc of California, Inc.	55,794
1,745	BancFirst Corp.	187,465
5,507	Bancorp (The), Inc. (a)	285,483
1,440	City Holding Co.	175,536
2,660	Cullen/Frost Bankers, Inc.	311,379
543	First Citizens BancShares, Inc., Class A	1,133,616
4,515	JPMorgan Chase & Co.	960,792
2,487	Lakeland Financial Corp.	170,434
5,704	ServisFirst Bancshares, Inc.	457,689
6,664	Stellar Bancorp, Inc.	182,594
3,081	Stock Yards Bancorp, Inc.	191,700
3,153	Westamerica BanCorp	170,136
		4,282,618
	Beverages — 0.9%
591	Boston Beer (The) Co., Inc., Class A (a)	165,604
3,157	Celsius Holdings, Inc. (a)	147,842
5,739	Coca-Cola (The) Co.	383,021
Shares	Description	Value

	Beverages (Continued)
415	Coca-Cola Consolidated, Inc.	$475,544
691	Constellation Brands, Inc., Class A	169,406
3,517	National Beverage Corp.	171,594
1,078	PepsiCo, Inc.	186,138
7,466	Vita Coco (The) Co., Inc. (a)	192,922
		1,892,071
	Biotechnology — 5.0%
23,248	ADMA Biologics, Inc. (a)	285,485
6,028	Agios Pharmaceuticals, Inc. (a)	279,699
7,477	Alkermes PLC (a)	204,272
1,503	Alnylam Pharmaceuticals, Inc. (a)	356,902
2,338	Amgen, Inc.	777,315
35,076	Ardelyx, Inc. (a)	194,672
2,177	Beam Therapeutics, Inc. (a)	68,880
24,758	BioCryst Pharmaceuticals, Inc. (a)	180,238
3,344	Blueprint Medicines Corp. (a)	362,155
9,878	Catalyst Pharmaceuticals, Inc. (a)	170,297
2,809	Celldex Therapeutics, Inc. (a)	107,051
2,321	Crinetics Pharmaceuticals, Inc. (a)	123,292
2,196	Denali Therapeutics, Inc. (a)	53,517
12,030	Exelixis, Inc. (a)	282,104
61,301	Geron Corp. (a)	290,567
8,604	Halozyme Therapeutics, Inc. (a)	475,457
41,126	ImmunityBio, Inc. (a) (b)	211,799
6,724	Insmed, Inc. (a)	489,171
5,672	Ionis Pharmaceuticals, Inc. (a)	280,537
1,415	Krystal Biotech, Inc. (a)	294,971
5,126	Kymera Therapeutics, Inc. (a)	236,821
3,514	Merus N.V. (a)	186,383
7,602	Mirum Pharmaceuticals, Inc. (a)	308,261
8,501	Myriad Genetics, Inc. (a)	237,773
4,160	Natera, Inc. (a)	425,942
1,292	Neurocrine Biosciences, Inc. (a)	182,908
7,501	Protagonist Therapeutics, Inc. (a)	280,837
6,800	PTC Therapeutics, Inc. (a)	230,180
6,965	REVOLUTION Medicines, Inc. (a)	317,883
3,726	Rhythm Pharmaceuticals, Inc. (a)	179,630
17,049	Roivant Sciences Ltd. (a)	184,982
2,851	Sarepta Therapeutics, Inc. (a)	405,526
26,658	Summit Therapeutics, Inc. (a) (b)	287,906
24,235	Tango Therapeutics, Inc. (a)	238,715
2,867	TG Therapeutics, Inc. (a)	56,652
5,274	Twist Bioscience Corp. (a)	294,342
2,354	Veracyte, Inc. (a)	56,496
See Notes to Financial Statements

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)
Portfolio of Investments (Continued)
July 31, 2024
Shares	Description	Value
COMMON STOCKS (Continued)
	Biotechnology (Continued)
2,266	Vericel Corp. (a)	$114,478
1,559	Vertex Pharmaceuticals, Inc. (a)	772,828
		10,486,924
	Broadline Retail — 0.7%
3,780	Amazon.com, Inc. (a)	706,785
9,799	Nordstrom, Inc.	223,711
4,589	Ollie’s Bargain Outlet Holdings, Inc. (a)	448,070
		1,378,566
	Building Products — 2.8%
2,204	A.O. Smith Corp.	187,428
4,131	AAON, Inc.	365,718
1,124	Advanced Drainage Systems, Inc.	198,993
763	Allegion PLC	104,386
649	American Woodmark Corp. (a)	66,295
3,183	Armstrong World Industries, Inc.	418,246
4,277	AZEK (The) Co., Inc. (a)	191,995
3,365	AZZ, Inc.	269,066
1,803	Carlisle Cos., Inc.	754,700
784	CSW Industrials, Inc.	254,345
744	Gibraltar Industries, Inc. (a)	55,257
3,256	Griffon Corp.	234,627
12,115	Janus International Group, Inc. (a)	174,698
1,707	Lennox International, Inc.	996,035
2,667	Masco Corp.	207,626
535	Simpson Manufacturing Co., Inc.	102,768
3,049	Tecnoglass, Inc.	164,067
2,776	Trane Technologies PLC	927,961
6,129	Zurn Elkay Water Solutions Corp.	198,947
		5,873,158
	Capital Markets — 3.9%
4,003	Ares Management Corp., Class A	613,260
15,248	Bank of New York Mellon (The) Corp.	992,187
15,229	Blue Owl Capital, Inc.	290,417
1,242	Cohen & Steers, Inc.	106,589
9,740	Golub Capital BDC, Inc.	148,827
2,187	Hamilton Lane, Inc., Class A	315,737
3,675	Interactive Brokers Group, Inc., Class A	438,317
8,677	KKR & Co., Inc.	1,071,176
3,270	LPL Financial Holdings, Inc.	724,371
1,267	Moody’s Corp.	578,360
914	Morningstar, Inc.	290,332
8,699	Northern Trust Corp.	771,166
2,409	PJT Partners, Inc., Class A	320,253
Shares	Description	Value

	Capital Markets (Continued)
19,838	Robinhood Markets, Inc., Class A (a)	$408,068
399	S&P Global, Inc.	193,407
3,691	TPG, Inc.	188,204
3,400	Tradeweb Markets, Inc., Class A	379,712
26,227	WisdomTree, Inc.	313,150
		8,143,533
	Chemicals — 1.4%
7,911	Axalta Coating Systems Ltd. (a)	282,027
1,171	Balchem Corp.	207,806
3,922	Cabot Corp.	393,337
3,070	Ecolab, Inc.	708,218
2,856	Hawkins, Inc.	296,738
1,238	Innospec, Inc.	162,351
405	Linde PLC	183,668
175	NewMarket Corp.	98,152
1,651	RPM International, Inc.	200,531
1,598	Scotts Miracle-Gro (The) Co.	125,603
596	Sherwin-Williams (The) Co.	209,077
		2,867,508
	Commercial Services & Supplies — 2.6%
8,384	ACV Auctions, Inc., Class A (a)	143,199
3,149	Brady Corp., Class A	225,500
4,400	Brink’s (The) Co.	483,956
2,724	Casella Waste Systems, Inc., Class A (a)	282,097
2,373	Cimpress PLC (a)	216,584
762	Cintas Corp.	582,122
1,992	Clean Harbors, Inc. (a)	475,550
3,283	Copart, Inc. (a)	171,799
4,006	Driven Brands Holdings, Inc. (a)	53,841
1,440	MSA Safety, Inc.	271,656
3,759	Republic Services, Inc.	730,449
10,935	Rollins, Inc.	523,896
16,044	Steelcase, Inc., Class A	232,477
2,203	Tetra Tech, Inc.	469,768
2,501	Waste Management, Inc.	506,853
		5,369,747
	Communications Equipment — 0.9%
2,606	Arista Networks, Inc. (a)	903,109
7,730	Extreme Networks, Inc. (a)	110,539
1,046	F5, Inc. (a)	213,007
1,893	Motorola Solutions, Inc.	755,156
		1,981,811
	Construction & Engineering — 2.0%
9,578	API Group Corp. (a)	362,911
3,241	Arcosa, Inc.	301,121
1,481	Comfort Systems USA, Inc.	492,314
See Notes to Financial Statements

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)
Portfolio of Investments (Continued)
July 31, 2024
Shares	Description	Value
COMMON STOCKS (Continued)
	Construction & Engineering (Continued)
4,708	Construction Partners, Inc., Class A (a)	$304,372
1,540	Dycom Industries, Inc. (a)	282,605
1,234	EMCOR Group, Inc.	463,293
4,194	Granite Construction, Inc.	287,121
1,866	IES Holdings, Inc. (a)	287,308
766	MYR Group, Inc. (a)	107,608
3,594	Quanta Services, Inc.	953,776
2,196	Sterling Infrastructure, Inc. (a)	255,527
2,394	WillScot Holdings Corp. (a)	98,154
		4,196,110
	Construction Materials — 0.7%
829	Eagle Materials, Inc.	225,737
5,138	Knife River Corp. (a)	408,574
674	Martin Marietta Materials, Inc.	399,918
3,570	United States Lime & Minerals, Inc.	303,628
715	Vulcan Materials Co.	196,274
		1,534,131
	Consumer Finance — 0.2%
2,577	FirstCash Holdings, Inc.	287,593
27,263	SoFi Technologies, Inc. (a)	205,563
		493,156
	Consumer Staples Distribution & Retail — 1.0%
1,181	Casey’s General Stores, Inc.	458,039
1,074	Costco Wholesale Corp.	882,828
2,726	Performance Food Group Co. (a)	188,094
5,385	Sprouts Farmers Market, Inc. (a)	537,908
		2,066,869
	Containers & Packaging — 0.3%
2,560	AptarGroup, Inc.	376,269
6,875	Graphic Packaging Holding Co.	206,937
		583,206
	Diversified Consumer Services — 1.4%
3,811	Adtalem Global Education, Inc. (a)	298,821
3,274	Bright Horizons Family Solutions, Inc. (a)	393,698
1,295	Duolingo, Inc. (a)	222,662
6,154	Frontdoor, Inc. (a)	242,837
2,576	Grand Canyon Education, Inc. (a)	401,727
8,308	H&R Block, Inc.	481,366
13,918	Laureate Education, Inc.	215,729
7,163	Mister Car Wash, Inc. (a) (b)	54,439
Shares	Description	Value

	Diversified Consumer Services (Continued)
16,911	OneSpaWorld Holdings Ltd. (a)	$272,098
3,687	Stride, Inc. (a)	280,138
		2,863,515
	Diversified REITs — 0.2%
16,312	Empire State Realty Trust, Inc., Class A	175,680
9,755	Essential Properties Realty Trust, Inc.	288,651
		464,331
	Diversified Telecommunication Services — 0.1%
1,597	Cogent Communications Holdings, Inc.	112,732
	Electric Utilities — 0.9%
4,560	Constellation Energy Corp.	865,488
683	MGE Energy, Inc.	59,995
2,057	Otter Tail Corp.	199,364
13,211	PPL Corp.	392,631
4,709	Southern (The) Co.	393,296
		1,910,774
	Electrical Equipment — 1.6%
1,067	AMETEK, Inc.	185,103
8,494	Bloom Energy Corp., Class A (a) (b)	115,009
2,330	Eaton Corp. PLC	710,161
13,450	Enovix Corp. (a) (b)	193,814
8,824	Fluence Energy, Inc. (a)	144,537
999	Hubbell, Inc.	395,254
1,922	NEXTracker, Inc., Class A (a)	94,447
1,812	Powell Industries, Inc.	332,738
646	Rockwell Automation, Inc.	180,008
4,300	Sunrun, Inc. (a)	75,379
4,974	Thermon Group Holdings, Inc. (a)	163,197
10,549	Vertiv Holdings Co., Class A	830,206
		3,419,853
	Electronic Equipment, Instruments & Components — 1.2%
1,657	Advanced Energy Industries, Inc.	192,825
10,844	Amphenol Corp., Class A	696,836
1,934	Badger Meter, Inc.	398,714
2,626	Itron, Inc. (a)	271,633
14,246	Mirion Technologies, Inc. (a)	150,153
4,003	Napco Security Technologies, Inc.	223,407
1,113	OSI Systems, Inc. (a)	164,702
See Notes to Financial Statements

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)
Portfolio of Investments (Continued)
July 31, 2024
Shares	Description	Value
COMMON STOCKS (Continued)
	Electronic Equipment, Instruments & Components (Continued)
3,249	PAR Technology Corp. (a)	$164,529
4,717	Vontier Corp.	185,048
		2,447,847
	Energy Equipment & Services — 1.0%
12,854	Archrock, Inc.	266,463
7,677	Atlas Energy Solutions, Inc.	163,060
4,928	Cactus, Inc., Class A	311,055
21,768	Helix Energy Solutions Group, Inc. (a)	256,862
8,160	RPC, Inc.	60,955
3,769	Schlumberger N.V.	182,005
3,785	Tidewater, Inc. (a)	374,564
3,679	Weatherford International PLC (a)	433,607
		2,048,571
	Entertainment — 1.7%
20,878	AMC Entertainment Holdings, Inc., Class A (a) (b)	110,862
12,022	Cinemark Holdings, Inc. (a)	283,479
2,622	Electronic Arts, Inc.	395,765
7,426	Liberty Media Corp.-Liberty Formula One, Class C (a)	600,541
5,691	Live Nation Entertainment, Inc. (a)	547,417
3,037	Madison Square Garden Entertainment Corp. (a)	119,931
958	Madison Square Garden Sports Corp. (a)	191,993
1,083	Netflix, Inc. (a)	680,503
1,144	Take-Two Interactive Software, Inc. (a)	172,206
3,337	TKO Group Holdings, Inc.	364,901
5,879	Warner Music Group Corp., Class A	176,429
		3,644,027
	Financial Services — 2.1%
5,965	Affirm Holdings, Inc. (a)	168,750
7,734	Apollo Global Management, Inc.	969,148
8,621	AvidXchange Holdings, Inc. (a)	77,072
668	Corpay, Inc. (a)	194,936
2,612	Euronet Worldwide, Inc. (a)	266,398
1,534	EVERTEC, Inc.	52,877
846	Federal Agricultural Mortgage Corp., Class C	174,462
2,451	Fiserv, Inc. (a)	400,910
5,169	HA Sustainable Infrastructure Capital, Inc.	169,388
Shares	Description	Value

	Financial Services (Continued)
543	Jack Henry & Associates, Inc.	$93,114
403	Mastercard, Inc., Class A	186,875
5,129	Merchants Bancorp	230,805
37,533	Payoneer Global, Inc. (a)	207,557
4,208	Remitly Global, Inc. (a)	55,588
3,723	Rocket Cos., Inc., Class A (a)	60,275
3,685	Shift4 Payments, Inc., Class A (a)	253,491
17,482	Toast, Inc., Class A (a)	457,329
678	Visa, Inc., Class A	180,124
509	WEX, Inc. (a)	93,376
		4,292,475
	Food Products — 0.8%
3,482	Freshpet, Inc. (a)	423,760
2,357	Ingredion, Inc.	293,140
942	J & J Snack Foods Corp.	158,915
2,115	Lamb Weston Holdings, Inc.	126,942
4,325	Post Holdings, Inc. (a)	472,982
4,988	Simply Good Foods (The) Co. (a)	169,193
3,401	Tootsie Roll Industries, Inc.	104,887
		1,749,819
	Ground Transportation — 0.6%
12,781	Lyft, Inc., Class A (a)	154,011
190	Saia, Inc. (a)	79,392
10,052	Uber Technologies, Inc. (a)	648,052
3,395	XPO, Inc. (a)	390,052
		1,271,507
	Health Care Equipment & Supplies — 3.0%
9,487	Boston Scientific Corp. (a)	700,900
736	CONMED Corp.	50,813
1,925	Edwards Lifesciences Corp. (a)	121,371
3,045	Glaukos Corp. (a)	356,783
2,178	Haemonetics Corp. (a)	196,129
1,059	Inari Medical, Inc. (a)	49,307
1,810	Insulet Corp. (a)	351,773
3,891	Integer Holdings Corp. (a)	462,095
1,642	Intuitive Surgical, Inc. (a)	730,050
1,674	iRhythm Technologies, Inc. (a)	144,382
4,489	Lantheus Holdings, Inc. (a)	470,582
2,527	LeMaitre Vascular, Inc.	219,571
3,145	Merit Medical Systems, Inc. (a)	268,237
4,255	PROCEPT BioRobotics Corp. (a)	269,427
929	ResMed, Inc.	198,109
4,320	RxSight, Inc. (a)	197,726
1,664	STERIS PLC	397,297
1,074	Stryker Corp.	351,681
5,161	Tandem Diabetes Care, Inc. (a)	190,854
See Notes to Financial Statements

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)
Portfolio of Investments (Continued)
July 31, 2024
Shares	Description	Value
COMMON STOCKS (Continued)
	Health Care Equipment & Supplies (Continued)
1,726	TransMedics Group, Inc. (a)	$245,541
788	UFP Technologies, Inc. (a)	253,413
		6,226,041
	Health Care Providers & Services — 1.7%
23,395	agilon health, Inc. (a)	161,192
33,237	Alignment Healthcare, Inc. (a)	290,491
38,055	Brookdale Senior Living, Inc. (a)	294,165
166	Chemed Corp.	94,647
1,063	CorVel Corp. (a)	326,128
3,251	DaVita, Inc. (a)	444,152
3,642	Ensign Group (The), Inc.	512,611
5,298	Guardant Health, Inc. (a)	186,119
4,181	HealthEquity, Inc. (a)	328,125
12,873	Hims & Hers Health, Inc. (a)	273,422
3,677	NeoGenomics, Inc. (a)	65,193
3,253	Option Care Health, Inc. (a)	96,582
5,982	Privia Health Group, Inc. (a)	124,067
3,149	Progyny, Inc. (a)	88,802
4,411	RadNet, Inc. (a)	263,557
		3,549,253
	Health Care REITs — 0.7%
4,142	CareTrust REIT, Inc.	111,668
4,597	Healthpeak Properties, Inc.	100,307
3,013	LTC Properties, Inc.	107,594
3,070	National Health Investors, Inc.	229,820
7,892	Omega Healthcare Investors, Inc.	287,269
9,936	Sabra Health Care REIT, Inc.	161,261
3,504	Welltower, Inc.	389,820
		1,387,739
	Health Care Technology — 0.1%
3,717	Doximity, Inc., Class A (a)	104,076
4,713	Evolent Health, Inc., Class A (a)	109,907
2,406	Phreesia, Inc. (a)	60,030
		274,013
	Hotel & Resort REITs — 0.4%
12,304	DiamondRock Hospitality Co.	101,262
9,891	Host Hotels & Resorts, Inc.	173,191
10,214	Park Hotels & Resorts, Inc.	153,823
7,561	Pebblebrook Hotel Trust	103,510
902	Ryman Hospitality Properties, Inc.	90,660
9,939	Sunstone Hotel Investors, Inc.	102,968
		725,414
	Hotels, Restaurants & Leisure — 6.1%
10,594	Aramark	363,056
Shares	Description	Value

	Hotels, Restaurants & Leisure (Continued)
231	Booking Holdings, Inc.	$858,167
17,937	Bowlero Corp., Class A (b)	232,284
39,026	Carnival Corp. (a)	650,173
4,857	Cava Group, Inc. (a)	409,057
14,577	Chipotle Mexican Grill, Inc. (a)	791,823
1,514	Choice Hotels International, Inc. (b)	192,959
2,582	Churchill Downs, Inc.	370,672
1,175	Darden Restaurants, Inc.	171,891
1,281	Dave & Buster’s Entertainment, Inc. (a)	48,178
1,415	Domino’s Pizza, Inc.	606,610
1,635	DoorDash, Inc., Class A (a)	181,027
9,570	DraftKings, Inc., Class A (a)	353,611
5,023	Dutch Bros, Inc., Class A (a)	192,130
4,234	Expedia Group, Inc. (a)	540,555
5,921	First Watch Restaurant Group, Inc. (a)	96,335
4,185	Hilton Worldwide Holdings, Inc.	898,394
2,966	Hyatt Hotels Corp., Class A	436,981
4,019	Las Vegas Sands Corp.	159,434
4,296	Light & Wonder, Inc. (a)	460,531
3,022	Marriott International, Inc., Class A	686,901
12,005	MGM Resorts International (a)	515,855
14,386	Norwegian Cruise Line Holdings Ltd. (a)	265,134
3,673	Planet Fitness, Inc., Class A (a)	270,700
1,893	Red Rock Resorts, Inc., Class A	107,901
5,728	Royal Caribbean Cruises Ltd. (a)	897,692
38,939	Sabre Corp. (a)	133,561
1,700	Shake Shack, Inc., Class A (a)	148,954
8,624	Sweetgreen, Inc., Class A (a)	236,988
2,624	Texas Roadhouse, Inc.	458,177
4,623	Travel + Leisure Co.	213,074
1,914	United Parks & Resorts, Inc. (a)	100,772
5,313	Wendy’s (The) Co.	89,949
1,066	Wingstop, Inc.	398,556
3,020	Wynn Resorts Ltd.	250,116
		12,788,198
	Household Durables — 1.7%
4,026	Dream Finders Homes, Inc., Class A (a)	127,020
5,605	Garmin Ltd.	959,856
2,673	Green Brick Partners, Inc. (a)	195,530
1,314	Installed Building Products, Inc.	355,240
48	NVR, Inc. (a)	413,159
4,846	PulteGroup, Inc.	639,672
1,903	Tempur Sealy International, Inc.	99,622
See Notes to Financial Statements

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)
Portfolio of Investments (Continued)
July 31, 2024
Shares	Description	Value
COMMON STOCKS (Continued)
	Household Durables (Continued)
3,129	Toll Brothers, Inc.	$446,540
468	TopBuild Corp. (a)	223,957
		3,460,596
	Household Products — 0.7%
3,523	Church & Dwight Co., Inc.	345,289
7,529	Colgate-Palmolive Co.	746,802
2,215	Procter & Gamble (The) Co.	356,083
410	WD-40 Co.	107,260
		1,555,434
	Independent Power and Renewable Electricity Producers — 0.6%
5,128	AES (The) Corp.	91,227
2,513	Ormat Technologies, Inc.	195,109
9,140	Sunnova Energy International, Inc. (a)	64,620
10,621	Vistra Corp.	841,396
		1,192,352
	Industrial Conglomerates — 0.6%
7,149	3M Co.	911,855
1,711	Honeywell International, Inc.	350,327
		1,262,182
	Industrial REITs — 0.2%
530	EastGroup Properties, Inc.	99,105
1,401	Innovative Industrial Properties, Inc.	172,057
2,386	Plymouth Industrial REIT, Inc.	57,073
		328,235
	Insurance — 2.9%
606	Aon PLC, Class A	199,077
2,817	Arthur J. Gallagher & Co.	798,591
7,328	Baldwin Insurance Group (The), Inc. (a)	320,527
8,171	Brown & Brown, Inc.	812,443
2,016	Erie Indemnity Co., Class A	889,358
468	Kinsale Capital Group, Inc.	213,909
3,091	Lemonade, Inc. (a) (b)	55,731
2,532	Marsh & McLennan Cos., Inc.	563,547
16,430	Oscar Health, Inc., Class A (a)	290,482
2,562	Palomar Holdings, Inc. (a)	235,730
1,523	Primerica, Inc.	383,446
1,921	RLI Corp.	289,283
6,224	Ryan Specialty Holdings, Inc.	383,336
21,304	SiriusPoint Ltd. (a)	306,138
5,747	Skyward Specialty Insurance Group, Inc. (a)	227,409
		5,969,007
Shares	Description	Value

	Interactive Media & Services — 1.6%
5,014	Alphabet, Inc., Class A	$860,102
5,840	Cargurus, Inc. (a)	144,949
10,555	Cars.com, Inc. (a)	217,644
31,891	Getty Images Holdings, Inc. (a) (b)	121,505
1,811	Meta Platforms, Inc., Class A	859,917
16,578	Pinterest, Inc., Class A (a)	529,667
32,120	Snap, Inc., Class A (a)	427,838
5,838	TripAdvisor, Inc. (a)	102,924
2,814	Yelp, Inc. (a)	102,514
		3,367,060
	IT Services — 1.4%
2,147	Cloudflare, Inc., Class A (a)	166,392
2,793	Couchbase, Inc. (a)	53,598
1,468	DigitalOcean Holdings, Inc. (a)	48,635
813	Gartner, Inc. (a)	407,467
6,537	GoDaddy, Inc., Class A (a)	950,807
2,112	International Business Machines Corp.	405,800
17,123	Kyndryl Holdings, Inc. (a)	460,095
3,902	Okta, Inc. (a)	366,554
		2,859,348
	Leisure Products — 0.3%
4,258	Acushnet Holdings Corp.	309,045
4,621	Hasbro, Inc.	297,870
2,362	YETI Holdings, Inc. (a)	97,669
		704,584
	Life Sciences Tools & Services — 0.5%
1,258	Bio-Techne Corp.	102,640
9,140	Cytek Biosciences, Inc. (a)	61,329
1,094	Medpace Holdings, Inc. (a)	418,477
261	Mettler-Toledo International, Inc. (a)	396,989
162	OmniAb, Inc. - 12.5 Earnout Shares (a) (c) (d) (e) (f)	0
162	OmniAb, Inc. - 15 Earnout Shares (a) (c) (d) (e) (f)	0
7,591	Sotera Health Co. (a)	105,287
		1,084,722
	Machinery — 4.3%
295	Alamo Group, Inc.	56,852
5,936	Allison Transmission Holdings, Inc.	525,870
2,193	Caterpillar, Inc.	759,217
3,777	Donaldson Co., Inc.	282,595
5,446	Enerpac Tool Group Corp.	218,929
2,863	Esab Corp.	290,881
990	ESCO Technologies, Inc.	121,730
4,307	Federal Signal Corp.	430,571
See Notes to Financial Statements

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)
Portfolio of Investments (Continued)
July 31, 2024
Shares	Description	Value
COMMON STOCKS (Continued)
	Machinery (Continued)
935	Franklin Electric Co., Inc.	$99,690
4,196	Greenbrier (The) Cos., Inc.	214,038
8,042	Ingersoll Rand, Inc.	807,417
2,790	ITT, Inc.	394,673
920	Kadant, Inc.	323,371
5,542	Otis Worldwide Corp.	523,719
5,183	PACCAR, Inc.	511,355
1,055	Parker-Hannifin Corp.	592,024
334	RBC Bearings, Inc. (a)	97,141
3,170	SPX Technologies, Inc. (a)	467,702
645	Standex International Corp.	120,486
2,563	Symbotic, Inc. (a) (b)	68,714
1,554	Tennant Co.	167,350
8,687	Trinity Industries, Inc.	287,192
2,335	Wabash National Corp.	50,179
491	Watts Water Technologies, Inc., Class A	101,892
5,778	Westinghouse Air Brake Technologies Corp.	931,125
3,934	Xylem, Inc.	525,189
		8,969,902
	Media — 0.6%
14,594	EchoStar Corp., Class A (a)	293,048
5,247	Integral Ad Science Holding Corp. (a)	53,415
11,513	Magnite, Inc. (a)	167,399
7,038	New York Times (The) Co., Class A	377,166
3,740	Trade Desk (The), Inc., Class A (a)	336,151
		1,227,179
	Metals & Mining — 0.8%
642	Alpha Metallurgical Resources, Inc.	189,653
8,125	ATI, Inc. (a)	550,144
2,372	Carpenter Technology Corp.	346,004
472	Materion Corp.	56,843
720	Royal Gold, Inc.	99,446
5,742	Warrior Met Coal, Inc.	396,830
		1,638,920
	Mortgage REITs — 0.7%
18,910	Annaly Capital Management, Inc.	376,498
12,143	Franklin BSP Realty Trust, Inc.	168,059
9,209	Ladder Capital Corp.	110,508
15,122	PennyMac Mortgage Investment Trust	208,230
14,272	Starwood Property Trust, Inc.	284,726
15,740	Two Harbors Investment Corp.	212,018
		1,360,039
Shares	Description	Value

	Office REITs — 0.1%
2,038	COPT Defense Properties	$59,041
3,671	SL Green Realty Corp.	244,635
		303,676
	Oil, Gas & Consumable Fuels — 1.4%
24,451	Antero Midstream Corp.	351,116
1,306	Civitas Resources, Inc.	91,106
2,547	CONSOL Energy, Inc. (a)	254,216
4,955	Dorian LPG Ltd.	202,461
1,013	Gulfport Energy Corp. (a)	149,124
3,517	International Seaways, Inc.	196,952
3,692	Kinetik Holdings, Inc.	153,144
16,737	Permian Resources Corp.	256,746
4,403	Sitio Royalties Corp., Class A	107,213
491	Texas Pacific Land Corp.	414,846
8,486	Uranium Energy Corp. (a)	50,322
2,770	Viper Energy, Inc.	118,196
12,553	Williams (The) Cos., Inc.	539,026
		2,884,468
	Passenger Airlines — 0.4%
15,400	Delta Air Lines, Inc.	662,508
3,167	SkyWest, Inc. (a)	253,170
		915,678
	Personal Care Products — 0.3%
4,731	BellRing Brands, Inc. (a)	242,605
2,138	elf Beauty, Inc. (a)	368,976
776	Inter Parfums, Inc.	109,168
		720,749
	Pharmaceuticals — 1.1%
32,745	Amneal Pharmaceuticals, Inc. (a)	240,021
26,843	Amylyx Pharmaceuticals, Inc. (a)	55,297
2,403	ANI Pharmaceuticals, Inc. (a)	157,925
3,358	Axsome Therapeutics, Inc. (a)	293,187
6,457	Collegium Pharmaceutical, Inc. (a)	249,046
6,400	Corcept Therapeutics, Inc. (a)	247,488
1,009	Eli Lilly & Co.	811,508
3,446	Harmony Biosciences Holdings, Inc. (a)	116,682
2,631	Intra-Cellular Therapies, Inc. (a)	207,112
		2,378,266
	Professional Services — 2.5%
1,530	Automatic Data Processing, Inc.	401,809
5,934	Booz Allen Hamilton Holding Corp.	850,402
2,708	Broadridge Financial Solutions, Inc.	579,512
2,806	CBIZ, Inc. (a)	194,736
See Notes to Financial Statements

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)
Portfolio of Investments (Continued)
July 31, 2024
Shares	Description	Value
COMMON STOCKS (Continued)
	Professional Services (Continued)
8,620	ExlService Holdings, Inc. (a)	$303,941
1,895	Exponent, Inc.	201,022
6,470	First Advantage Corp.	111,413
1,672	FTI Consulting, Inc. (a)	364,446
2,111	Huron Consulting Group, Inc. (a)	232,231
1,401	ICF International, Inc.	206,087
5,507	Parsons Corp. (a)	503,175
1,500	Paychex, Inc.	192,030
2,398	TransUnion	216,443
1,802	TriNet Group, Inc.	187,859
4,744	Upwork, Inc. (a)	57,497
1,355	Verisk Analytics, Inc.	354,671
9,938	Verra Mobility Corp. (a)	299,432
		5,256,706
	Real Estate Management & Development — 0.2%
3,723	DigitalBridge Group, Inc.	52,606
3,250	Forestar Group, Inc. (a)	102,797
5,247	Kennedy-Wilson Holdings, Inc.	54,621
1,901	St. Joe (The) Co.	117,254
		327,278
	Residential REITs — 1.0%
4,786	American Homes 4 Rent, Class A	172,727
12,541	Apartment Investment and Management Co., Class A (a)	111,113
1,766	AvalonBay Communities, Inc.	361,889
1,652	Camden Property Trust	182,959
1,342	Essex Property Trust, Inc.	373,559
14,424	Independence Realty Trust, Inc.	269,008
10,178	Invitation Homes, Inc.	358,978
4,379	UDR, Inc.	175,466
3,190	UMH Properties, Inc.	56,654
3,400	Veris Residential, Inc.	53,414
		2,115,767
	Retail REITs — 0.9%
8,538	Acadia Realty Trust	184,762
2,909	Agree Realty Corp.	200,634
680	Alexander’s, Inc.	164,764
3,902	Brixmor Property Group, Inc.	99,384
4,199	InvenTrust Properties Corp.	118,286
4,026	Kite Realty Group Trust	99,281
11,672	Macerich (The) Co.	186,869
3,168	NETSTREIT Corp.	52,177
2,115	NNN REIT, Inc.	94,942
1,449	Regency Centers Corp.	97,576
1,172	Simon Property Group, Inc.	179,832
3,517	SITE Centers Corp.	54,338
Shares	Description	Value

	Retail REITs (Continued)
3,835	Tanger, Inc.	$110,831
8,284	Urban Edge Properties	168,165
		1,811,841
	Semiconductors & Semiconductor Equipment — 4.5%
2,252	Advanced Micro Devices, Inc. (a)	325,369
3,191	Allegro MicroSystems, Inc. (a)	76,712
1,600	Analog Devices, Inc.	370,208
3,096	Applied Materials, Inc.	656,971
2,535	Axcelis Technologies, Inc. (a)	320,297
4,550	Broadcom, Inc.	731,094
6,510	Credo Technology Group Holding Ltd. (a)	180,653
1,314	Entegris, Inc.	155,433
2,366	First Solar, Inc. (a)	511,032
3,435	FormFactor, Inc. (a)	183,979
1,658	Impinj, Inc. (a)	264,103
886	KLA Corp.	729,240
686	Lam Research Corp.	631,971
3,233	MACOM Technology Solutions Holdings, Inc. (a)	326,274
2,544	Marvell Technology, Inc.	170,397
2,760	MKS Instruments, Inc.	347,484
649	Monolithic Power Systems, Inc.	560,145
7,392	NVIDIA Corp.	865,012
1,983	NXP Semiconductors N.V.	521,846
1,642	Onto Innovation, Inc. (a)	314,115
4,206	PDF Solutions, Inc. (a)	147,589
2,067	Photronics, Inc. (a)	52,522
6,959	Semtech Corp. (a)	220,740
836	SiTime Corp. (a)	118,670
914	Texas Instruments, Inc.	186,282
1,286	Universal Display Corp.	286,289
4,452	Veeco Instruments, Inc. (a)	184,357
		9,438,784
	Software — 9.5%
6,565	ACI Worldwide, Inc. (a)	283,805
657	Adobe, Inc. (a)	362,434
1,997	Agilysys, Inc. (a)	223,844
1,636	Alarm.com Holdings, Inc. (a)	115,420
9,126	Alkami Technology, Inc. (a)	298,694
2,756	Altair Engineering, Inc., Class A (a)	243,520
1,474	Appfolio, Inc., Class A (a)	326,461
5,414	AppLovin Corp., Class A (a)	417,419
719	Autodesk, Inc. (a)	177,967
24,944	AvePoint, Inc. (a)	271,890
2,366	Blackbaud, Inc. (a)	187,813
3,408	Box, Inc., Class A (a)	95,833
See Notes to Financial Statements

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)
Portfolio of Investments (Continued)
July 31, 2024
Shares	Description	Value
COMMON STOCKS (Continued)
	Software (Continued)
1,761	C3.ai, Inc., Class A (a) (b)	$47,107
1,734	Cadence Design Systems, Inc. (a)	464,122
8,110	CCC Intelligent Solutions Holdings, Inc. (a)	83,209
6,518	Cleanspark, Inc. (a)	104,288
5,557	Clear Secure, Inc., Class A	118,642
2,754	Clearwater Analytics Holdings, Inc., Class A (a)	53,841
2,965	CommVault Systems, Inc. (a)	453,200
6,102	Confluent, Inc., Class A (a)	152,672
2,383	Crowdstrike Holdings, Inc., Class A (a)	552,761
4,114	Datadog, Inc., Class A (a)	479,034
1,684	DocuSign, Inc. (a)	93,428
23,155	E2open Parent Holdings, Inc. (a)	108,134
3,164	Elastic N.V. (a)	346,996
2,445	Envestnet, Inc. (a)	151,541
491	Fair Isaac Corp. (a)	785,600
36,558	Gen Digital, Inc.	950,142
2,614	Guidewire Software, Inc. (a)	392,283
301	HubSpot, Inc. (a)	149,606
5,836	Informatica, Inc., Class A (a)	139,714
1,391	Intapp, Inc. (a)	49,839
1,784	InterDigital, Inc.	219,004
812	Intuit, Inc.	525,648
3,091	Jamf Holding Corp. (a)	56,596
3,360	LiveRamp Holdings, Inc. (a)	101,741
2,163	Manhattan Associates, Inc. (a)	552,387
9,078	Marathon Digital Holdings, Inc. (a)	178,564
4,867	MeridianLink, Inc. (a)	115,007
1,194	Microsoft Corp.	499,510
131	MicroStrategy, Inc., Class A (a) (b)	211,492
10,046	N-able, Inc. (a)	140,041
2,865	nCino, Inc. (a)	93,857
12,851	Nutanix, Inc., Class A (a)	649,104
5,174	Oracle Corp.	721,514
4,534	PagerDuty, Inc. (a)	94,897
21,062	Palantir Technologies, Inc., Class A (a)	566,357
2,155	Palo Alto Networks, Inc. (a)	699,793
5,954	Pegasystems, Inc.	415,113
1,359	Procore Technologies, Inc. (a)	96,530
2,820	Progress Software Corp.	164,688
979	PTC, Inc. (a)	174,115
4,308	Q2 Holdings, Inc. (a)	290,661
1,809	RingCentral, Inc., Class A (a)	63,405
648	Roper Technologies, Inc.	352,998
1,421	Salesforce, Inc.	367,755
Shares	Description	Value

	Software (Continued)
5,347	Samsara, Inc., Class A (a)	$204,683
8,561	SentinelOne, Inc., Class A (a)	196,047
678	ServiceNow, Inc. (a)	552,156
6,132	Smartsheet, Inc., Class A (a)	294,091
12,698	SolarWinds Corp.	151,487
5,302	Sprinklr, Inc., Class A (a)	52,119
896	Synopsys, Inc. (a)	500,255
2,067	Tenable Holdings, Inc. (a)	94,917
1,061	Tyler Technologies, Inc. (a)	602,765
5,635	Varonis Systems, Inc. (a)	310,658
5,768	Vertex, Inc., Class A (a)	228,701
14,726	Zeta Global Holdings Corp., Class A (a)	315,431
1,901	Zscaler, Inc. (a)	340,944
10,470	Zuora, Inc., Class A (a)	94,963
		19,971,253
	Specialized REITs — 1.1%
1,995	CubeSmart	94,922
3,509	Digital Realty Trust, Inc.	524,561
2,146	EPR Properties	96,570
2,067	Four Corners Property Trust, Inc.	56,098
10,190	Iron Mountain, Inc.	1,045,086
2,261	Lamar Advertising Co., Class A	271,004
3,712	National Storage Affiliates Trust	158,020
7,270	Outfront Media, Inc.	117,919
		2,364,180
	Specialty Retail — 2.5%
2,533	Abercrombie & Fitch Co., Class A (a)	373,567
180	AutoZone, Inc. (a)	564,064
6,188	Caleres, Inc.	238,609
3,500	Carvana Co. (a)	466,305
517	Home Depot (The), Inc.	190,339
960	Murphy USA, Inc.	484,723
505	O’Reilly Automotive, Inc. (a)	568,802
5,027	Ross Stores, Inc.	720,017
8,294	TJX (The) Cos., Inc.	937,388
12,947	Warby Parker, Inc., Class A (a)	213,237
2,553	Williams-Sonoma, Inc.	394,898
145	Winmark Corp.	57,368
		5,209,317
	Technology Hardware, Storage & Peripherals — 1.7%
1,734	Apple, Inc.	385,087
7,090	NetApp, Inc.	900,288
14,222	Pure Storage, Inc., Class A (a)	852,325
8,843	Seagate Technology Holdings PLC	903,489
651	Super Micro Computer, Inc. (a)	456,774
		3,497,963
See Notes to Financial Statements

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)
Portfolio of Investments (Continued)
July 31, 2024
Shares	Description	Value
COMMON STOCKS (Continued)
	Textiles, Apparel & Luxury Goods — 0.8%
944	Deckers Outdoor Corp. (a)	$870,963
5,652	G-III Apparel Group Ltd. (a)	155,825
5,448	Kontoor Brands, Inc.	382,177
2,059	Ralph Lauren Corp.	361,540
		1,770,505
	Tobacco — 0.5%
8,020	Altria Group, Inc.	393,060
5,265	Philip Morris International, Inc.	606,318
9,836	Vector Group Ltd.	125,704
		1,125,082
	Trading Companies & Distributors — 1.9%
1,858	Applied Industrial Technologies, Inc.	405,397
5,523	Core & Main, Inc., Class A (a)	295,315
5,100	Distribution Solutions Group, Inc. (a)	172,125
4,364	FTAI Aviation Ltd.	486,368
2,042	GATX Corp.	284,859
3,315	Global Industrial Co.	115,627
2,354	H&E Equipment Services, Inc.	123,114
1,352	Herc Holdings, Inc.	210,696
1,130	United Rentals, Inc.	855,523
405	W.W. Grainger, Inc.	395,608
1,152	Watsco, Inc.	563,892
4,412	Xometry, Inc., Class A (a)	64,548
		3,973,072
	Water Utilities — 0.0%
703	American States Water Co.	58,019
	Wireless Telecommunication Services — 0.4%
12,538	Telephone and Data Systems, Inc.	265,805
3,028	T-Mobile US, Inc.	551,944
		817,749
	Total Common Stocks	209,414,480
	(Cost $164,869,085)
MONEY MARKET FUNDS — 0.1%
120,445	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 5.14% (g)	120,445
	(Cost $120,445)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.8%
$1,000,000	Bank of America Corp., 5.34% (g), dated 07/31/24, due 08/01/24, with a maturity value of $1,000,148. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.38%, due 07/31/26 to 02/15/38. The value of the collateral including accrued interest is $1,020,000. (h)	$1,000,000
703,676	Mizuho Financial Group, Inc., 5.33% (g), dated 07/31/24, due 08/01/24, with a maturity value of $703,780. Collateralized by U.S. Treasury Securities, interest rates of 0.38% to 4.38%, due 09/15/24 to 08/15/30. The value of the collateral including accrued interest is $717,750. (h)	703,676
	Total Repurchase Agreements	1,703,676
	(Cost $1,703,676)

	Total Investments — 100.9%	211,238,601
	(Cost $166,693,206)
	Net Other Assets and Liabilities — (0.9)%	(1,793,704)
	Net Assets — 100.0%	$209,444,897

(a)	Non-income producing security.
(b)
All or a portion of this security is on loan (see Note 2D -
Securities Lending in the Notes to Financial Statements). The
remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate
value of such securities, including those sold and pending
settlement, is $1,642,323 and the total value of the collateral held by the Fund is $1,703,676.

(c)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(d)	Restricted security as to resale, excluding Rule 144A securities (see Note 2F - Restricted Securities in the Notes to Financial Statements).
(e)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At July 31, 2024, securities noted as such are valued at $0 or 0.0% of net assets.

See Notes to Financial Statements

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)
Portfolio of Investments (Continued)
July 31, 2024
(f)	This security’s value was determined using significant unobservable inputs (see Note 2A - Portfolio Valuation in the Notes to Financial Statements).
(g)	Rate shown reflects yield as of July 31, 2024.
(h)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of July 31, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 7/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Life Sciences Tools & Services	$ 1,084,722	$ 1,084,722	$ —	$ —**
Other Industry Categories*	208,329,758	208,329,758	—	—
Money Market Funds	120,445	120,445	—	—
Repurchase Agreements	1,703,676	—	1,703,676	—
Total Investments	$211,238,601	$209,534,925	$1,703,676	$—**

*	See Portfolio of Investments for industry breakout.
**	Investments are valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities(1)	$1,642,323
Non-cash Collateral(2)	(1,642,323)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At July 31, 2024, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(3)	$1,703,676
Non-cash Collateral(4)	(1,703,676)
Net Amount	$—

(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At July 31, 2024, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust Mid Cap Value AlphaDEX® Fund (FNK)
Portfolio of Investments
July 31, 2024

Shares	Description	Value
COMMON STOCKS — 99.9%
	Aerospace & Defense — 0.5%
3,778	Huntington Ingalls Industries, Inc.	$1,057,764
	Air Freight & Logistics — 0.1%
6,142	GXO Logistics, Inc. (a)	343,829
	Automobile Components — 1.6%
38,483	BorgWarner, Inc.	1,358,835
81,982	Goodyear Tire & Rubber (The) Co. (a)	959,189
10,863	Lear Corp.	1,325,721
		3,643,745
	Automobiles — 1.2%
46,238	Harley-Davidson, Inc.	1,733,925
9,958	Thor Industries, Inc.	1,056,942
		2,790,867
	Banks — 10.1%
12,321	Ameris Bancorp	750,226
30,260	Bank OZK	1,418,891
6,768	BOK Financial Corp.	696,021
43,871	Cadence Bank	1,442,040
62,376	Columbia Banking System, Inc.	1,631,756
12,154	Comerica, Inc.	666,161
12,707	East West Bancorp, Inc.	1,116,818
68,019	F.N.B. Corp.	1,043,411
59,004	First Horizon Corp.	987,137
12,970	Hancock Whitney Corp.	709,848
25,890	Home BancShares, Inc.	733,464
54,131	Old National Bancorp	1,083,703
11,625	Pinnacle Financial Partners, Inc.	1,119,720
3,507	Popular, Inc.	359,923
10,146	Prosperity Bancshares, Inc.	735,788
8,117	SouthState Corp.	803,340
7,718	Synovus Financial Corp.	360,817
7,436	UMB Financial Corp.	758,621
19,123	United Bankshares, Inc.	744,458
177,745	Valley National Bancorp	1,493,058
28,462	Webster Financial Corp.	1,412,284
14,811	Western Alliance Bancorp	1,191,693
9,441	Wintrust Financial Corp.	1,021,516
14,304	Zions Bancorp N.A.	739,088
		23,019,782
	Beverages — 0.7%
30,510	Molson Coors Beverage Co., Class B	1,612,454
	Biotechnology — 0.4%
2,920	United Therapeutics Corp. (a)	914,807
Shares	Description	Value

	Broadline Retail — 0.7%
2,112	Dillard’s, Inc., Class A	$841,822
48,463	Macy’s, Inc.	837,441
		1,679,263
	Building Products — 0.6%
4,777	Fortune Brands Innovations, Inc.	386,029
8,309	UFP Industries, Inc.	1,096,207
		1,482,236
	Capital Markets — 1.6%
9,927	Affiliated Managers Group, Inc.	1,842,650
2,300	Houlihan Lokey, Inc.	345,575
20,733	Invesco Ltd.	357,852
6,233	Jefferies Financial Group, Inc.	364,443
9,589	SEI Investments Co.	650,518
		3,561,038
	Chemicals — 3.1%
9,848	Ashland, Inc.	951,809
7,105	Avient Corp.	321,430
9,497	Eastman Chemical Co.	981,325
26,947	FMC Corp.	1,572,627
4,031	H.B. Fuller Co.	347,472
53,662	Mosaic (The) Co.	1,597,518
19,734	Olin Corp.	900,068
1,828	Quaker Chemical Corp.	331,910
		7,004,159
	Construction & Engineering — 0.6%
49,429	MDU Resources Group, Inc.	1,331,617
	Construction Materials — 0.2%
8,473	Summit Materials, Inc., Class A (a)	354,002
	Consumer Finance — 1.3%
31,275	Ally Financial, Inc.	1,407,688
19,190	OneMain Holdings, Inc.	1,002,869
29,838	SLM Corp.	677,024
		3,087,581
	Consumer Staples Distribution & Retail — 0.3%
3,531	BJ’s Wholesale Club Holdings, Inc. (a)	310,587
5,855	US Foods Holding Corp. (a)	318,453
		629,040
	Containers & Packaging — 1.7%
15,811	Berry Global Group, Inc.	1,039,099
4,169	Crown Holdings, Inc.	369,790
7,187	International Paper Co.	334,052
8,915	Sealed Air Corp.	339,216
See Notes to Financial Statements

First Trust Mid Cap Value AlphaDEX® Fund (FNK)
Portfolio of Investments (Continued)
July 31, 2024
Shares	Description	Value
COMMON STOCKS (Continued)
	Containers & Packaging (Continued)
14,654	Silgan Holdings, Inc.	$753,655
18,345	Sonoco Products Co.	989,162
		3,824,974
	Diversified Consumer Services — 0.6%
163,245	ADT, Inc.	1,270,046
	Diversified Telecommunication Services — 0.6%
47,390	Frontier Communications Parent, Inc. (a)	1,388,527
	Electric Utilities — 3.2%
12,186	Alliant Energy Corp.	678,273
23,421	Evergy, Inc.	1,358,418
6,660	IDACORP, Inc.	651,015
11,951	NRG Energy, Inc.	898,357
26,064	OGE Energy Corp.	1,010,501
16,244	Pinnacle West Capital Corp.	1,390,324
28,692	Portland General Electric Co.	1,359,427
		7,346,315
	Electrical Equipment — 1.1%
2,570	Acuity Brands, Inc.	645,970
9,195	Atkore, Inc.	1,241,325
5,993	EnerSys	658,810
		2,546,105
	Electronic Equipment, Instruments & Components — 2.5%
10,274	Arrow Electronics, Inc. (a)	1,270,791
24,095	Avnet, Inc.	1,295,347
5,049	Crane NXT Co.	317,481
11,026	IPG Photonics Corp. (a)	886,490
1,213	Littelfuse, Inc.	324,005
14,046	Sanmina Corp. (a)	1,058,085
5,375	TD SYNNEX Corp.	640,539
		5,792,738
	Energy Equipment & Services — 3.9%
42,912	Helmerich & Payne, Inc.	1,734,503
74,238	Liberty Energy, Inc.	1,792,848
81,580	NOV, Inc.	1,698,496
149,693	Patterson-UTI Energy, Inc.	1,645,126
115,950	Transocean Ltd. (a)	671,350
16,654	Valaris Ltd. (a)	1,308,838
		8,851,161
	Financial Services — 4.3%
27,599	Essent Group Ltd.	1,734,321
20,883	Jackson Financial, Inc., Class A	1,838,957
71,964	MGIC Investment Corp.	1,787,586
Shares	Description	Value

	Financial Services (Continued)
15,274	Mr. Cooper Group, Inc. (a)	$1,372,827
49,866	Radian Group, Inc.	1,850,028
4,360	Voya Financial, Inc.	317,103
76,145	Western Union (The) Co.	905,364
		9,806,186
	Food Products — 1.6%
42,199	Darling Ingredients, Inc. (a)	1,676,566
1,641	Lancaster Colony Corp.	316,812
491	Seaboard Corp.	1,594,724
		3,588,102
	Gas Utilities — 2.1%
22,895	National Fuel Gas Co.	1,341,418
14,514	New Jersey Resources Corp.	678,530
19,431	ONE Gas, Inc.	1,352,981
8,814	Southwest Gas Holdings, Inc.	653,646
27,089	UGI Corp.	671,265
		4,697,840
	Ground Transportation — 1.5%
5,936	Avis Budget Group, Inc.	599,595
18,640	Knight-Swift Transportation Holdings, Inc.	1,014,575
1,681	Landstar System, Inc.	319,810
10,015	Ryder System, Inc.	1,403,703
		3,337,683
	Health Care Equipment & Supplies — 0.4%
18,651	Envista Holdings Corp. (a)	318,373
19,844	Neogen Corp. (a)	337,943
1,475	Teleflex, Inc.	325,857
		982,173
	Health Care Providers & Services — 1.7%
3,616	Encompass Health Corp.	336,071
4,839	Henry Schein, Inc. (a)	348,118
8,847	Select Medical Holdings Corp.	351,757
9,326	Tenet Healthcare Corp. (a)	1,396,102
6,708	Universal Health Services, Inc., Class B	1,433,902
		3,865,950
	Hotels, Restaurants & Leisure — 1.3%
22,516	Boyd Gaming Corp.	1,370,549
23,414	Caesars Entertainment, Inc. (a)	935,389
15,344	Hilton Grand Vacations, Inc. (a)	663,014
		2,968,952
	Household Durables — 4.5%
22,098	KB Home	1,902,196
12,697	M/I Homes, Inc. (a)	2,118,240
9,582	Meritage Homes Corp.	1,943,900
See Notes to Financial Statements

First Trust Mid Cap Value AlphaDEX® Fund (FNK)
Portfolio of Investments (Continued)
July 31, 2024
Shares	Description	Value
COMMON STOCKS (Continued)
	Household Durables (Continued)
4,578	Skyline Champion Corp. (a)	$373,153
27,973	Taylor Morrison Home Corp. (a)	1,876,429
33,307	Tri Pointe Homes, Inc. (a)	1,507,142
6,070	Whirlpool Corp.	618,958
		10,340,018
	Household Products — 0.3%
22,171	Reynolds Consumer Products, Inc.	616,797
	Insurance — 6.4%
2,521	American Financial Group, Inc.	330,150
3,731	Assurant, Inc.	652,440
20,102	Assured Guaranty Ltd.	1,655,802
13,170	Axis Capital Holdings Ltd.	997,627
7,157	Brighthouse Financial, Inc. (a)	356,920
5,073	Enstar Group Ltd. (a)	1,645,681
11,499	First American Financial Corp.	696,609
11,309	Globe Life, Inc.	1,048,797
39,893	Lincoln National Corp.	1,328,437
20,075	Old Republic International Corp.	694,996
1,512	Reinsurance Group of America, Inc.	340,850
6,938	RenaissanceRe Holdings Ltd.	1,608,992
3,306	Selective Insurance Group, Inc.	298,598
24,275	Unum Group	1,396,541
854	White Mountains Insurance Group Ltd.	1,525,244
		14,577,684
	Interactive Media & Services — 0.3%
13,241	IAC, Inc. (a)	699,257
	IT Services — 0.9%
7,035	ASGN, Inc. (a)	666,004
64,989	DXC Technology Co. (a)	1,321,876
		1,987,880
	Leisure Products — 1.0%
12,787	Brunswick Corp.	1,041,501
19,075	Mattel, Inc. (a)	367,957
11,882	Polaris, Inc.	989,533
		2,398,991
	Machinery — 3.2%
15,845	AGCO Corp.	1,496,085
5,059	Middleby (The) Corp. (a)	685,899
16,342	Mueller Industries, Inc.	1,159,301
11,466	Oshkosh Corp.	1,245,781
28,279	Terex Corp.	1,788,930
11,612	Timken (The) Co.	1,009,663
		7,385,659
Shares	Description	Value

	Marine Transportation — 0.7%
2,590	Kirby Corp. (a)	$318,259
9,472	Matson, Inc.	1,257,029
		1,575,288
	Media — 1.4%
28,289	Liberty Broadband Corp., Class C (a)	1,906,395
5,606	Nexstar Media Group, Inc.	1,035,933
29,852	Paramount Global, Class B	340,910
		3,283,238
	Metals & Mining — 1.3%
100,769	Cleveland-Cliffs, Inc. (a)	1,546,804
22,562	Commercial Metals Co.	1,355,976
		2,902,780
	Mortgage REITs — 1.1%
97,537	AGNC Investment Corp.	976,345
17,806	Blackstone Mortgage Trust, Inc., Class A (b)	317,837
113,718	Rithm Capital Corp.	1,320,266
		2,614,448
	Multi-Utilities — 1.0%
22,815	Black Hills Corp.	1,347,226
32,297	NiSource, Inc.	1,009,281
		2,356,507
	Office REITs — 1.3%
40,195	Cousins Properties, Inc.	1,105,764
39,803	Kilroy Realty Corp.	1,471,517
11,798	Vornado Realty Trust	353,822
		2,931,103
	Oil, Gas & Consumable Fuels — 9.4%
9,505	Antero Resources Corp. (a)	275,835
42,142	APA Corp.	1,314,409
18,869	Chesapeake Energy Corp.	1,440,271
7,400	Chord Energy Corp.	1,270,284
57,932	CVR Energy, Inc.	1,656,855
8,733	DT Midstream, Inc.	658,119
29,074	HF Sinclair Corp.	1,496,439
48,961	Magnolia Oil & Gas Corp., Class A	1,333,698
26,021	Matador Resources Co.	1,599,771
37,604	Murphy Oil Corp.	1,556,053
41,722	Northern Oil & Gas, Inc.	1,801,973
33,087	Ovintiv, Inc.	1,536,560
33,699	PBF Energy, Inc., Class A	1,373,234
70,110	Peabody Energy Corp.	1,557,143
27,751	Range Resources Corp.	866,664
35,874	SM Energy Co.	1,657,379
		21,394,687
See Notes to Financial Statements

First Trust Mid Cap Value AlphaDEX® Fund (FNK)
Portfolio of Investments (Continued)
July 31, 2024
Shares	Description	Value
COMMON STOCKS (Continued)
	Paper & Forest Products — 0.3%
7,535	Louisiana-Pacific Corp.	$739,636
	Passenger Airlines — 0.4%
23,032	Alaska Air Group, Inc. (a)	864,391
	Pharmaceuticals — 1.3%
8,719	Jazz Pharmaceuticals PLC (a)	961,270
59,936	Organon & Co.	1,310,201
24,155	Perrigo Co. PLC	682,862
		2,954,333
	Professional Services — 2.4%
721	CACI International, Inc., Class A (a)	332,727
24,507	Concentrix Corp.	1,727,744
66,990	Dun & Bradstreet Holdings, Inc.	728,851
38,542	Genpact Ltd.	1,336,251
3,620	Maximus, Inc.	336,262
4,848	Robert Half, Inc.	311,193
5,278	Science Applications International Corp.	656,583
		5,429,611
	Real Estate Management & Development — 0.2%
1,512	Jones Lang LaSalle, Inc. (a)	379,361
	Semiconductors & Semiconductor Equipment — 0.4%
15,501	Amkor Technology, Inc.	506,263
2,429	Cirrus Logic, Inc. (a)	316,936
		823,199
	Specialized REITs — 0.4%
7,874	PotlatchDeltic Corp.	349,291
21,325	Rayonier, Inc.	646,787
		996,078
	Specialty Retail — 6.9%
29,124	Academy Sports & Outdoors, Inc.	1,574,735
4,897	Advance Auto Parts, Inc.	310,127
46,617	American Eagle Outfitters, Inc.	1,027,905
5,445	Asbury Automotive Group, Inc. (a)	1,465,903
7,784	AutoNation, Inc. (a)	1,484,564
23,828	Bath & Body Works, Inc.	875,679
2,888	Dick’s Sporting Goods, Inc.	624,819
38,949	Gap (The), Inc.	914,522
5,216	Group 1 Automotive, Inc.	1,907,595
6,143	Lithia Motors, Inc.	1,697,495
6,244	Penske Automotive Group, Inc.	1,087,143
Shares	Description	Value

	Specialty Retail (Continued)
17,312	Signet Jewelers Ltd.	$1,456,459
30,223	Urban Outfitters, Inc. (a)	1,391,769
		15,818,715
	Textiles, Apparel & Luxury Goods — 1.4%
7,844	Columbia Sportswear Co.	640,855
4,250	Crocs, Inc. (a)	571,072
14,648	PVH Corp.	1,493,950
8,976	Skechers U.S.A., Inc., Class A (a)	584,607
		3,290,484
	Trading Companies & Distributors — 3.6%
32,628	Air Lease Corp.	1,619,001
6,854	Beacon Roofing Supply, Inc. (a)	704,591
10,406	Boise Cascade Co.	1,478,589
15,390	GMS, Inc. (a)	1,480,980
37,039	Rush Enterprises, Inc., Class A	1,889,359
5,869	WESCO International, Inc.	1,026,782
		8,199,302
	Water Utilities — 0.3%
16,617	Essential Utilities, Inc.	675,481
	Total Common Stocks	228,013,864
	(Cost $200,524,341)
MONEY MARKET FUNDS — 0.1%
306,500	Dreyfus Government Cash Management Fund, Institutional Shares - 5.21% (c)	306,500
	(Cost $306,500)

See Notes to Financial Statements

First Trust Mid Cap Value AlphaDEX® Fund (FNK)
Portfolio of Investments (Continued)
July 31, 2024
Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.1%
$300,358	Bank of America Corp., 5.34% (c), dated 07/31/24, due 08/01/24, with a maturity value of $300,403. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.38%, due 07/31/26 to 02/15/38. The value of the collateral including accrued interest is $306,365. (d)	$300,358
	(Cost $300,358)

	Total Investments — 100.1%	228,620,722
	(Cost $201,131,199)
	Net Other Assets and Liabilities — (0.1)%	(330,957)
	Net Assets — 100.0%	$228,289,765

(a)	Non-income producing security.
(b)
All or a portion of this security is on loan (see Note 2D -
Securities Lending in the Notes to Financial Statements). The
remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate
value of such securities, including those sold and pending
settlement, is $286,046 and the total value of the collateral held by the Fund is $300,358.

(c)	Rate shown reflects yield as of July 31, 2024.
(d)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of July 31, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 7/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 228,013,864	$ 228,013,864	$ —	$ —
Money Market Funds	306,500	306,500	—	—
Repurchase Agreements	300,358	—	300,358	—
Total Investments	$228,620,722	$228,320,364	$300,358	$—

*	See Portfolio of Investments for industry breakout.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities(1)	$286,046
Non-cash Collateral(2)	(286,046)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At July 31, 2024, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(3)	$300,358
Non-cash Collateral(4)	(300,358)
Net Amount	$—

(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At July 31, 2024, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust Mid Cap Growth AlphaDEX® Fund (FNY)
Portfolio of Investments
July 31, 2024

Shares	Description	Value
COMMON STOCKS — 99.9%
	Aerospace & Defense — 3.7%
13,545	AeroVironment, Inc. (a)	$2,418,324
20,777	BWX Technologies, Inc.	2,067,104
9,105	Curtiss-Wright Corp.	2,683,243
7,902	Hexcel Corp.	523,191
14,748	Moog, Inc., Class A	2,892,083
14,149	Woodward, Inc.	2,207,103
		12,791,048
	Automobile Components — 1.2%
43,916	Gentex Corp.	1,364,031
24,627	Modine Manufacturing Co. (a)	2,897,613
		4,261,644
	Banks — 1.2%
14,567	Cullen/Frost Bankers, Inc.	1,705,213
31,237	ServisFirst Bancshares, Inc.	2,506,457
		4,211,670
	Beverages — 1.5%
3,236	Boston Beer (The) Co., Inc., Class A (a)	906,760
17,287	Celsius Holdings, Inc. (a)	809,550
2,274	Coca-Cola Consolidated, Inc.	2,605,754
19,261	National Beverage Corp.	939,744
		5,261,808
	Biotechnology — 5.4%
40,952	Alkermes PLC (a)	1,118,809
18,314	Blueprint Medicines Corp. (a)	1,983,406
65,884	Exelixis, Inc. (a)	1,544,980
47,123	Halozyme Therapeutics, Inc. (a)	2,604,017
36,826	Insmed, Inc. (a)	2,679,091
31,061	Ionis Pharmaceuticals, Inc. (a)	1,536,277
22,784	Natera, Inc. (a)	2,332,854
38,145	REVOLUTION Medicines, Inc. (a)	1,740,938
93,371	Roivant Sciences Ltd. (a)	1,013,075
15,616	Sarepta Therapeutics, Inc. (a)	2,221,220
		18,774,667
	Broadline Retail — 0.7%
25,133	Ollie’s Bargain Outlet Holdings, Inc. (a)	2,453,986
	Building Products — 2.8%
12,069	A.O. Smith Corp.	1,026,348
22,626	AAON, Inc.	2,003,080
6,154	Advanced Drainage Systems, Inc.	1,089,504
4,177	Allegion PLC	571,455
17,431	Armstrong World Industries, Inc.	2,290,433
23,425	AZEK (The) Co., Inc. (a)	1,051,548
Shares	Description	Value

	Building Products (Continued)
2,928	Simpson Manufacturing Co., Inc.	$562,440
33,569	Zurn Elkay Water Solutions Corp.	1,089,650
		9,684,458
	Capital Markets — 3.5%
83,403	Blue Owl Capital, Inc.	1,590,495
6,801	Cohen & Steers, Inc.	583,662
11,980	Hamilton Lane, Inc., Class A	1,729,552
20,125	Interactive Brokers Group, Inc., Class A	2,400,309
5,004	Morningstar, Inc.	1,589,521
108,646	Robinhood Markets, Inc., Class A (a)	2,234,848
18,622	Tradeweb Markets, Inc., Class A	2,079,705
		12,208,092
	Chemicals — 1.5%
43,325	Axalta Coating Systems Ltd. (a)	1,544,536
6,410	Balchem Corp.	1,137,519
21,481	Cabot Corp.	2,154,329
957	NewMarket Corp.	536,753
		5,373,137
	Commercial Services & Supplies — 3.1%
24,095	Brink’s (The) Co.	2,650,209
14,920	Casella Waste Systems, Inc., Class A (a)	1,545,115
10,910	Clean Harbors, Inc. (a)	2,604,545
7,888	MSA Safety, Inc.	1,488,071
12,067	Tetra Tech, Inc.	2,573,167
		10,861,107
	Communications Equipment — 0.3%
5,731	F5, Inc. (a)	1,167,061
	Construction & Engineering — 2.7%
52,454	API Group Corp. (a)	1,987,482
17,748	Arcosa, Inc.	1,648,967
8,113	Comfort Systems USA, Inc.	2,696,923
6,758	EMCOR Group, Inc.	2,537,224
13,110	WillScot Holdings Corp. (a)	537,510
		9,408,106
	Construction Materials — 1.0%
4,538	Eagle Materials, Inc.	1,235,697
28,142	Knife River Corp. (a)	2,237,852
		3,473,549
	Consumer Finance — 0.8%
14,115	FirstCash Holdings, Inc.	1,575,234
149,310	SoFi Technologies, Inc. (a)	1,125,797
		2,701,031
See Notes to Financial Statements

First Trust Mid Cap Growth AlphaDEX® Fund (FNY)
Portfolio of Investments (Continued)
July 31, 2024
Shares	Description	Value
COMMON STOCKS (Continued)
	Consumer Staples Distribution & Retail — 1.9%
6,466	Casey’s General Stores, Inc.	$2,507,773
14,929	Performance Food Group Co. (a)	1,030,101
29,492	Sprouts Farmers Market, Inc. (a)	2,945,956
		6,483,830
	Containers & Packaging — 0.9%
14,018	AptarGroup, Inc.	2,060,366
37,655	Graphic Packaging Holding Co.	1,133,415
		3,193,781
	Diversified Consumer Services — 2.4%
17,931	Bright Horizons Family Solutions, Inc. (a)	2,156,203
7,095	Duolingo, Inc. (a)	1,219,914
14,108	Grand Canyon Education, Inc. (a)	2,200,143
45,498	H&R Block, Inc.	2,636,154
		8,212,414
	Diversified REITs — 0.5%
53,425	Essential Properties Realty Trust, Inc.	1,580,846
	Diversified Telecommunication Services — 0.2%
8,743	Cogent Communications Holdings, Inc.	617,168
	Electric Utilities — 0.3%
11,268	Otter Tail Corp.	1,092,095
	Electrical Equipment — 0.1%
10,527	NEXTracker, Inc., Class A (a)	517,297
	Electronic Equipment, Instruments & Components — 1.2%
9,075	Advanced Energy Industries, Inc.	1,056,058
10,592	Badger Meter, Inc.	2,183,647
25,836	Vontier Corp.	1,013,546
		4,253,251
	Energy Equipment & Services — 1.3%
20,732	Tidewater, Inc. (a)	2,051,639
20,149	Weatherford International PLC (a)	2,374,761
		4,426,400
	Entertainment — 1.2%
5,247	Madison Square Garden Sports Corp. (a)	1,051,551
Shares	Description	Value

	Entertainment (Continued)
18,278	TKO Group Holdings, Inc.	$1,998,700
32,200	Warner Music Group Corp., Class A	966,322
		4,016,573
	Financial Services — 2.1%
32,669	Affirm Holdings, Inc. (a)	924,206
14,303	Euronet Worldwide, Inc. (a)	1,458,763
2,973	Jack Henry & Associates, Inc.	509,810
20,183	Shift4 Payments, Inc., Class A (a)	1,388,388
95,744	Toast, Inc., Class A (a)	2,504,663
2,786	WEX, Inc. (a)	511,092
		7,296,922
	Food Products — 2.1%
19,070	Freshpet, Inc. (a)	2,320,819
12,907	Ingredion, Inc.	1,605,243
23,688	Post Holdings, Inc. (a)	2,590,520
27,316	Simply Good Foods (The) Co. (a)	926,559
		7,443,141
	Ground Transportation — 1.0%
69,995	Lyft, Inc., Class A (a)	843,440
1,040	Saia, Inc. (a)	434,564
18,595	XPO, Inc. (a)	2,136,379
		3,414,383
	Health Care Equipment & Supplies — 3.0%
16,678	Glaukos Corp. (a)	1,954,161
11,930	Haemonetics Corp. (a)	1,074,296
21,309	Integer Holdings Corp. (a)	2,530,657
9,169	iRhythm Technologies, Inc. (a)	790,826
24,584	Lantheus Holdings, Inc. (a)	2,577,141
17,224	Merit Medical Systems, Inc. (a)	1,469,035
		10,396,116
	Health Care Providers & Services — 3.0%
909	Chemed Corp.	518,275
5,822	CorVel Corp. (a)	1,786,190
17,806	DaVita, Inc. (a)	2,432,656
19,948	Ensign Group (The), Inc.	2,807,681
22,899	HealthEquity, Inc. (a)	1,797,113
17,815	Option Care Health, Inc. (a)	528,927
17,249	Progyny, Inc. (a)	486,422
		10,357,264
	Health Care REITs — 0.6%
25,177	Healthpeak Properties, Inc.	549,362
43,224	Omega Healthcare Investors, Inc.	1,573,354
		2,122,716
See Notes to Financial Statements

First Trust Mid Cap Growth AlphaDEX® Fund (FNY)
Portfolio of Investments (Continued)
July 31, 2024
Shares	Description	Value
COMMON STOCKS (Continued)
	Health Care Technology — 0.2%
25,809	Evolent Health, Inc., Class A (a)	$601,866
	Hotel & Resort REITs — 0.1%
4,941	Ryman Hospitality Properties, Inc.	496,620
	Hotels, Restaurants & Leisure — 6.2%
58,021	Aramark	1,988,380
26,602	Cava Group, Inc. (a)	2,240,420
8,293	Choice Hotels International, Inc. (b)	1,056,943
14,139	Churchill Downs, Inc.	2,029,795
16,241	Hyatt Hotels Corp., Class A	2,392,787
23,526	Light & Wonder, Inc. (a)	2,521,987
78,787	Norwegian Cruise Line Holdings Ltd. (a)	1,452,044
20,117	Planet Fitness, Inc., Class A (a)	1,482,623
14,369	Texas Roadhouse, Inc.	2,508,971
29,096	Wendy’s (The) Co.	492,595
5,838	Wingstop, Inc.	2,182,711
16,541	Wynn Resorts Ltd.	1,369,926
		21,719,182
	Household Durables — 1.8%
7,198	Installed Building Products, Inc.	1,945,979
10,424	Tempur Sealy International, Inc.	545,696
17,137	Toll Brothers, Inc.	2,445,621
2,562	TopBuild Corp. (a)	1,226,020
		6,163,316
	Household Products — 0.2%
2,247	WD-40 Co.	587,838
	Independent Power and Renewable Electricity Producers — 0.5%
28,086	AES (The) Corp.	499,650
13,764	Ormat Technologies, Inc.	1,068,637
		1,568,287
	Industrial REITs — 0.2%
2,901	EastGroup Properties, Inc.	542,458
	Insurance — 2.0%
2,561	Kinsale Capital Group, Inc.	1,170,556
8,344	Primerica, Inc.	2,100,769
10,523	RLI Corp.	1,584,658
34,086	Ryan Specialty Holdings, Inc.	2,099,357
		6,955,340
	IT Services — 0.7%
93,780	Kyndryl Holdings, Inc. (a)	2,519,869
	Leisure Products — 1.1%
23,320	Acushnet Holdings Corp.	1,692,566
Shares	Description	Value

	Leisure Products (Continued)
25,306	Hasbro, Inc.	$1,631,225
12,935	YETI Holdings, Inc. (a)	534,862
		3,858,653
	Life Sciences Tools & Services — 1.0%
6,888	Bio-Techne Corp.	561,992
5,991	Medpace Holdings, Inc. (a)	2,291,677
41,573	Sotera Health Co. (a)	576,618
		3,430,287
	Machinery — 4.8%
32,507	Allison Transmission Holdings, Inc.	2,879,795
20,687	Donaldson Co., Inc.	1,547,801
15,677	Esab Corp.	1,592,783
23,591	Federal Signal Corp.	2,358,392
5,123	Franklin Electric Co., Inc.	546,214
15,280	ITT, Inc.	2,161,509
5,039	Kadant, Inc.	1,771,158
1,829	RBC Bearings, Inc. (a)	531,947
17,359	SPX Technologies, Inc. (a)	2,561,147
14,035	Symbotic, Inc. (a) (b)	376,279
2,691	Watts Water Technologies, Inc., Class A	558,436
		16,885,461
	Media — 0.6%
38,545	New York Times (The) Co., Class A	2,065,626
	Metals & Mining — 1.9%
3,518	Alpha Metallurgical Resources, Inc.	1,039,252
44,497	ATI, Inc. (a)	3,012,892
3,942	Royal Gold, Inc.	544,469
31,447	Warrior Met Coal, Inc.	2,173,302
		6,769,915
	Mortgage REITs — 1.0%
103,561	Annaly Capital Management, Inc.	2,061,899
78,163	Starwood Property Trust, Inc.	1,559,352
		3,621,251
	Oil, Gas & Consumable Fuels — 1.7%
133,913	Antero Midstream Corp.	1,922,991
7,152	Civitas Resources, Inc.	498,924
91,666	Permian Resources Corp.	1,406,156
2,689	Texas Pacific Land Corp.	2,271,936
		6,100,007
	Personal Care Products — 1.1%
25,909	BellRing Brands, Inc. (a)	1,328,614
See Notes to Financial Statements

First Trust Mid Cap Growth AlphaDEX® Fund (FNY)
Portfolio of Investments (Continued)
July 31, 2024
Shares	Description	Value
COMMON STOCKS (Continued)
	Personal Care Products (Continued)
11,709	elf Beauty, Inc. (a)	$2,020,739
4,253	Inter Parfums, Inc.	598,312
		3,947,665
	Pharmaceuticals — 0.8%
18,390	Axsome Therapeutics, Inc. (a)	1,605,631
14,409	Intra-Cellular Therapies, Inc. (a)	1,134,276
		2,739,907
	Professional Services — 2.9%
47,207	ExlService Holdings, Inc. (a)	1,664,519
10,376	Exponent, Inc.	1,100,686
9,159	FTI Consulting, Inc. (a)	1,996,387
30,159	Parsons Corp. (a)	2,755,628
9,869	TriNet Group, Inc.	1,028,843
54,427	Verra Mobility Corp. (a)	1,639,886
		10,185,949
	Residential REITs — 1.0%
9,045	Camden Property Trust	1,001,734
78,997	Independence Realty Trust, Inc.	1,473,294
23,984	UDR, Inc.	961,039
		3,436,067
	Retail REITs — 1.2%
15,934	Agree Realty Corp.	1,098,968
21,372	Brixmor Property Group, Inc.	544,345
22,049	Kite Realty Group Trust	543,728
63,920	Macerich (The) Co.	1,023,359
11,584	NNN REIT, Inc.	520,006
7,933	Regency Centers Corp.	534,208
		4,264,614
	Semiconductors & Semiconductor Equipment — 2.6%
17,474	Allegro MicroSystems, Inc. (a)	420,075
13,882	Axcelis Technologies, Inc. (a)	1,753,991
17,708	MACOM Technology Solutions Holdings, Inc. (a)	1,787,091
15,116	MKS Instruments, Inc.	1,903,104
8,990	Onto Innovation, Inc. (a)	1,719,787
7,041	Universal Display Corp.	1,567,468
		9,151,516
	Software — 7.9%
15,094	Altair Engineering, Inc., Class A (a)	1,333,706
8,071	Appfolio, Inc., Class A (a)	1,787,565
29,649	AppLovin Corp., Class A (a)	2,285,938
12,957	Blackbaud, Inc. (a)	1,028,527
18,664	Box, Inc., Class A (a)	524,832
44,417	CCC Intelligent Solutions Holdings, Inc. (a)	455,718
Shares	Description	Value

	Software (Continued)
16,236	CommVault Systems, Inc. (a)	$2,481,673
33,421	Confluent, Inc., Class A (a)	836,193
9,223	DocuSign, Inc. (a)	511,692
17,328	Elastic N.V. (a)	1,900,362
14,315	Guidewire Software, Inc. (a)	2,148,252
31,960	Informatica, Inc., Class A (a)	765,122
49,719	Marathon Digital Holdings, Inc. (a)	977,973
717	MicroStrategy, Inc., Class A (a) (b)	1,157,553
15,690	nCino, Inc. (a)	514,004
32,610	Pegasystems, Inc.	2,273,569
7,442	Procore Technologies, Inc. (a)	528,605
29,286	Samsara, Inc., Class A (a)	1,121,068
46,885	SentinelOne, Inc., Class A (a)	1,073,667
33,584	Smartsheet, Inc., Class A (a)	1,610,689
11,323	Tenable Holdings, Inc. (a)	519,952
30,861	Varonis Systems, Inc. (a)	1,701,367
		27,538,027
	Specialized REITs — 0.7%
10,925	CubeSmart	519,812
11,755	EPR Properties	528,975
12,385	Lamar Advertising Co., Class A	1,484,466
		2,533,253
	Specialty Retail — 2.7%
13,873	Abercrombie & Fitch Co., Class A (a)	2,045,990
19,169	Carvana Co. (a)	2,553,886
5,256	Murphy USA, Inc.	2,653,860
13,980	Williams-Sonoma, Inc.	2,162,426
		9,416,162
	Textiles, Apparel & Luxury Goods — 1.2%
29,839	Kontoor Brands, Inc.	2,093,206
11,276	Ralph Lauren Corp.	1,979,953
		4,073,159
	Trading Companies & Distributors — 2.6%
10,175	Applied Industrial Technologies, Inc.	2,220,083
30,249	Core & Main, Inc., Class A (a)	1,617,414
23,902	FTAI Aviation Ltd.	2,663,878
11,185	GATX Corp.	1,560,308
7,404	Herc Holdings, Inc.	1,153,839
		9,215,522
	Total Common Stocks	348,443,378
	(Cost $285,872,492)
See Notes to Financial Statements

First Trust Mid Cap Growth AlphaDEX® Fund (FNY)
Portfolio of Investments (Continued)
July 31, 2024
Shares	Description	Value
MONEY MARKET FUNDS — 0.1%
309,066	Dreyfus Government Cash Management Fund, Institutional Shares - 5.21% (c)	$309,066
	(Cost $309,066)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.7%
$1,223,147	Bank of America Corp., 5.34% (c), dated 07/31/24, due 08/01/24, with a maturity value of $1,223,328. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.38%, due 07/31/26 to 02/15/38. The value of the collateral including accrued interest is $1,247,610. (d)	1,223,147
1,175,181	Mizuho Financial Group, Inc., 5.33% (c), dated 07/31/24, due 08/01/24, with a maturity value of $1,175,355. Collateralized by U.S. Treasury Securities, interest rates of 0.38% to 4.38%, due 09/15/24 to 08/15/30. The value of the collateral including accrued interest is $1,198,685. (d)	1,175,181
	Total Repurchase Agreements	2,398,328
	(Cost $2,398,328)

	Total Investments — 100.7%	351,150,772
	(Cost $288,579,886)
	Net Other Assets and Liabilities — (0.7)%	(2,522,962)
	Net Assets — 100.0%	$348,627,810

(a)	Non-income producing security.
(b)
All or a portion of this security is on loan (see Note 2D -
Securities Lending in the Notes to Financial Statements). The
remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate
value of such securities, including those sold and pending
settlement, is $2,309,360 and the total value of the collateral held by the Fund is $2,398,328.

(c)	Rate shown reflects yield as of July 31, 2024.
(d)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of July 31, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 7/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 348,443,378	$ 348,443,378	$ —	$ —
Money Market Funds	309,066	309,066	—	—
Repurchase Agreements	2,398,328	—	2,398,328	—
Total Investments	$351,150,772	$348,752,444	$2,398,328	$—

*	See Portfolio of Investments for industry breakout.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities(1)	$2,309,360
Non-cash Collateral(2)	(2,309,360)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At July 31, 2024, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
See Notes to Financial Statements

First Trust Mid Cap Growth AlphaDEX® Fund (FNY)
Portfolio of Investments (Continued)
July 31, 2024
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(3)	$2,398,328
Non-cash Collateral(4)	(2,398,328)
Net Amount	$—

(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At July 31, 2024, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust Small Cap Value AlphaDEX® Fund (FYT)
Portfolio of Investments
July 31, 2024

Shares	Description	Value
COMMON STOCKS — 99.8%
	Air Freight & Logistics — 1.2%
76,631	Air Transport Services Group, Inc. (a)	$1,236,824
19,749	Hub Group, Inc., Class A	923,661
		2,160,485
	Automobile Components — 3.0%
43,013	Adient PLC (a)	1,108,015
70,156	Dana, Inc.	891,683
4,646	Dorman Products, Inc. (a)	470,965
8,822	Fox Factory Holding Corp. (a)	471,006
4,229	Gentherm, Inc. (a)	233,356
4,113	LCI Industries	479,946
5,764	Patrick Industries, Inc.	738,138
27,003	Phinia, Inc.	1,207,034
		5,600,143
	Automobiles — 0.5%
15,688	Winnebago Industries, Inc.	980,814
	Banks — 19.5%
7,928	1st Source Corp.	503,824
9,861	Associated Banc-Corp.	226,606
12,943	Atlantic Union Bankshares Corp.	534,416
10,948	Axos Financial, Inc. (a)	799,313
29,049	BankUnited, Inc.	1,118,967
12,604	Banner Corp.	746,409
9,147	Berkshire Hills Bancorp, Inc.	252,457
22,543	Cathay General Bancorp	999,106
4,418	Community Financial System, Inc.	272,502
22,153	Customers Bancorp, Inc. (a)	1,428,425
24,661	CVB Financial Corp.	470,039
76,026	Eastern Bankshares, Inc.	1,265,073
20,783	Enterprise Financial Services Corp.	1,098,797
5,344	FB Financial Corp.	249,511
19,603	First Bancorp	819,405
11,404	First BanCorp	244,616
17,562	First Busey Corp.	481,901
61,570	First Commonwealth Financial Corp.	1,113,186
38,266	First Financial Bancorp	1,046,958
30,138	First Hawaiian, Inc.	754,656
22,531	First Interstate BancSystem, Inc., Class A	711,304
25,542	First Merchants Corp.	1,030,620
25,039	Fulton Financial Corp.	485,005
13,593	Hilltop Holdings, Inc.	448,433
58,258	Hope Bancorp, Inc.	766,675
16,764	Independent Bank Corp.	1,075,411
14,863	International Bancshares Corp.	1,002,361
Shares	Description	Value

	Banks (Continued)
16,024	National Bank Holdings Corp., Class A	$671,085
5,405	NBT Bancorp, Inc.	264,953
5,120	Nicolet Bankshares, Inc.	514,867
54,173	Northwest Bancshares, Inc.	760,589
53,511	OceanFirst Financial Corp.	972,295
16,707	OFG Bancorp	758,832
9,079	Pacific Premier Bancorp, Inc.	245,678
11,059	Pathward Financial, Inc.	746,925
28,342	Peoples Bancorp, Inc.	942,938
11,263	Preferred Bank	969,294
14,534	Provident Financial Services, Inc.	269,460
20,488	Renasant Corp.	704,582
25,465	S&T Bancorp, Inc.	1,130,137
25,686	Sandy Spring Bancorp, Inc.	786,762
17,984	Seacoast Banking Corp. of Florida	500,675
35,591	Simmons First National Corp., Class A	766,274
6,952	Texas Capital Bancshares, Inc. (a)	459,527
22,944	TowneBank	762,659
10,743	TriCo Bancshares	499,872
14,153	Trustmark Corp.	491,534
16,698	United Community Banks, Inc.	516,803
29,665	Veritex Holdings, Inc.	743,702
14,877	WaFd, Inc.	529,472
22,419	WesBanco, Inc.	714,718
13,312	WSFS Financial Corp.	751,995
		36,421,604
	Broadline Retail — 0.5%
46,233	Kohl’s Corp.	1,001,407
	Building Products — 2.7%
9,956	Apogee Enterprises, Inc.	683,380
46,449	JELD-WEN Holding, Inc. (a)	775,234
72,402	Masterbrand, Inc. (a)	1,306,856
38,438	Quanex Building Products Corp.	1,283,829
43,471	Resideo Technologies, Inc. (a)	987,661
		5,036,960
	Capital Markets — 1.6%
5,053	Artisan Partners Asset Management, Inc., Class A	223,140
7,132	Donnelley Financial Solutions, Inc. (a)	481,267
19,030	Federated Hermes, Inc.	653,300
5,646	StoneX Group, Inc. (a)	470,538
8,908	Victory Capital Holdings, Inc., Class A	466,690
2,771	Virtus Investment Partners, Inc.	626,246
		2,921,181
See Notes to Financial Statements

First Trust Small Cap Value AlphaDEX® Fund (FYT)
Portfolio of Investments (Continued)
July 31, 2024
Shares	Description	Value
COMMON STOCKS (Continued)
	Chemicals — 1.8%
94,792	Ecovyst, Inc. (a)	$904,316
28,733	Koppers Holdings, Inc.	1,169,720
5,112	Minerals Technologies, Inc.	400,679
28,516	Orion S.A.	702,064
2,483	Stepan Co.	210,136
		3,386,915
	Commercial Services & Supplies — 2.9%
16,813	ABM Industries, Inc.	934,130
81,886	CoreCivic, Inc. (a)	1,141,491
43,570	GEO Group (The), Inc. (a)	631,765
4,634	HNI Corp.	254,638
33,945	Matthews International Corp., Class A	982,708
23,620	MillerKnoll, Inc.	732,692
3,648	UniFirst Corp.	709,682
		5,387,106
	Communications Equipment — 0.2%
16,420	Viasat, Inc. (a)	332,012
	Construction & Engineering — 0.3%
8,522	Primoris Services Corp.	481,237
	Consumer Finance — 2.7%
23,851	Bread Financial Holdings, Inc.	1,301,787
13,661	Enova International, Inc. (a)	1,181,267
58,400	Navient Corp.	958,344
2,069	Nelnet, Inc., Class A	233,197
30,647	PROG Holdings, Inc.	1,380,954
		5,055,549
	Consumer Staples Distribution & Retail — 2.2%
17,142	Andersons (The), Inc.	934,753
9,430	Grocery Outlet Holding Corp. (a)	184,451
15,491	Ingles Markets, Inc., Class A	1,255,545
5,235	PriceSmart, Inc.	478,113
16,931	Weis Markets, Inc.	1,277,444
		4,130,306
	Containers & Packaging — 1.5%
18,494	Greif, Inc., Class A	1,233,180
56,217	O-I Glass, Inc. (a)	751,059
37,556	Pactiv Evergreen, Inc.	493,486
16,633	TriMas Corp.	408,839
		2,886,564
	Diversified Consumer Services — 2.0%
336,347	Chegg, Inc. (a)	1,146,943
Shares	Description	Value

	Diversified Consumer Services (Continued)
1,518	Graham Holdings Co., Class B	$1,176,222
39,697	Perdoceo Education Corp.	984,089
3,842	Strategic Education, Inc.	404,947
		3,712,201
	Diversified REITs — 1.4%
25,066	Alexander & Baldwin, Inc.	494,051
37,991	American Assets Trust, Inc.	1,007,521
66,974	Broadstone Net Lease, Inc.	1,166,018
		2,667,590
	Diversified Telecommunication Services — 0.8%
88,387	Liberty Latin America Ltd., Class C (a)	936,902
26,034	Shenandoah Telecommunications Co.	554,264
		1,491,166
	Electric Utilities — 1.4%
117,833	Hawaiian Electric Industries, Inc.	1,951,315
16,928	PNM Resources, Inc.	703,866
		2,655,181
	Electronic Equipment, Instruments & Components — 2.1%
4,532	Belden, Inc.	420,071
4,121	CTS Corp.	201,435
5,771	ePlus, Inc. (a)	530,470
36,252	Knowles Corp. (a)	662,324
6,624	PC Connection, Inc.	474,080
2,020	Plexus Corp. (a)	258,903
1,729	Rogers Corp. (a)	211,249
47,660	Vishay Intertechnology, Inc.	1,158,615
		3,917,147
	Energy Equipment & Services — 0.4%
15,595	Kodiak Gas Services, Inc.	449,916
8,814	Oceaneering International, Inc. (a)	264,596
		714,512
	Entertainment — 0.4%
17,845	Sphere Entertainment Co. (a)	793,746
	Financial Services — 0.8%
31,223	NMI Holdings, Inc. (a)	1,228,625
2,125	Walker & Dunlop, Inc.	227,163
		1,455,788
	Food Products — 1.0%
13,916	Cal-Maine Foods, Inc.	995,968
9,546	Fresh Del Monte Produce, Inc.	239,127
See Notes to Financial Statements

First Trust Small Cap Value AlphaDEX® Fund (FYT)
Portfolio of Investments (Continued)
July 31, 2024
Shares	Description	Value
COMMON STOCKS (Continued)
	Food Products (Continued)
5,692	TreeHouse Foods, Inc. (a)	$229,274
25,827	WK Kellogg Co.	454,555
		1,918,924
	Gas Utilities — 1.5%
4,001	Chesapeake Utilities Corp.	472,238
29,433	Northwest Natural Holding Co.	1,176,731
17,503	Spire, Inc.	1,165,525
		2,814,494
	Ground Transportation — 2.7%
5,844	ArcBest Corp.	736,636
50,744	Heartland Express, Inc.	658,150
301,090	Hertz Global Holdings, Inc. (a) (b)	1,228,447
33,912	Marten Transport Ltd.	637,885
35,193	Schneider National, Inc., Class B	947,043
23,730	Werner Enterprises, Inc.	929,979
		5,138,140
	Health Care Equipment & Supplies — 0.7%
4,615	Enovis Corp. (a)	219,859
3,580	ICU Medical, Inc. (a)	454,588
7,156	Integra LifeSciences Holdings Corp. (a)	177,540
15,707	Omnicell, Inc. (a)	458,802
		1,310,789
	Health Care Providers & Services — 1.9%
1,796	Addus HomeCare Corp. (a)	217,962
16,599	AMN Healthcare Services, Inc. (a)	1,122,424
3,923	National HealthCare Corp.	534,156
46,347	Owens & Minor, Inc. (a)	761,018
35,251	Patterson Cos., Inc.	890,088
		3,525,648
	Hotel & Resort REITs — 0.8%
110,368	RLJ Lodging Trust	1,041,874
29,666	Xenia Hotels & Resorts, Inc.	411,764
		1,453,638
	Hotels, Restaurants & Leisure — 2.4%
22,110	Bloomin’ Brands, Inc.	460,993
5,872	Brinker International, Inc. (a)	392,308
5,308	Cheesecake Factory (The), Inc.	206,428
14,840	Cracker Barrel Old Country Store, Inc.	680,117
34,164	Golden Entertainment, Inc.	1,142,102
11,076	Life Time Group Holdings, Inc. (a)	230,049
Shares	Description	Value

	Hotels, Restaurants & Leisure (Continued)
7,165	Marriott Vacations Worldwide Corp.	$606,016
9,184	Monarch Casino & Resort, Inc.	718,924
		4,436,937
	Household Durables — 3.2%
38,679	Beazer Homes USA, Inc. (a)	1,302,322
604	Cavco Industries, Inc. (a)	250,431
13,017	Century Communities, Inc.	1,363,010
9,170	Helen of Troy Ltd. (a)	542,039
28,512	La-Z-Boy, Inc.	1,258,520
9,503	LGI Homes, Inc. (a)	1,093,510
4,406	Worthington Enterprises, Inc.	219,903
		6,029,735
	Household Products — 1.0%
25,744	Central Garden & Pet Co., Class A (c)	884,564
12,370	Spectrum Brands Holdings, Inc.	1,046,626
		1,931,190
	Independent Power and Renewable Electricity Producers — 0.1%
8,447	Clearway Energy, Inc., Class C	225,366
	Industrial REITs — 0.1%
22,870	LXP Industrial Trust	235,561
	Insurance — 2.1%
30,675	CNO Financial Group, Inc.	1,069,331
24,930	Employers Holdings, Inc.	1,196,889
34,528	Genworth Financial, Inc. (a)	233,755
6,393	Horace Mann Educators Corp.	221,006
8,000	Mercury General Corp.	478,960
5,664	Safety Insurance Group, Inc.	484,555
3,360	Stewart Information Services Corp.	237,552
		3,922,048
	Interactive Media & Services — 1.0%
40,451	Bumble, Inc., Class A (a)	377,812
21,972	Shutterstock, Inc.	971,602
11,364	Ziff Davis, Inc. (a)	544,108
		1,893,522
	Leisure Products — 0.5%
55,575	Topgolf Callaway Brands Corp. (a)	916,988
	Machinery — 2.6%
2,468	Albany International Corp., Class A	230,956
7,248	Atmus Filtration Technologies, Inc. (a)	223,528
18,115	Columbus McKinnon Corp.	691,268
See Notes to Financial Statements

First Trust Small Cap Value AlphaDEX® Fund (FYT)
Portfolio of Investments (Continued)
July 31, 2024
Shares	Description	Value
COMMON STOCKS (Continued)
	Machinery (Continued)
5,213	Hillenbrand, Inc.	$230,571
11,191	John Bean Technologies Corp.	1,100,971
26,581	Kennametal, Inc.	694,827
3,460	Lindsay Corp.	435,925
11,638	Mueller Water Products, Inc., Class A	240,674
34,161	REV Group, Inc.	996,818
		4,845,538
	Media — 2.3%
194,311	Advantage Solutions, Inc. (a)	779,187
102,237	Altice USA, Inc., Class A (a)	213,675
3,002	Cable One, Inc.	1,240,967
29,966	Scholastic Corp.	938,835
76,246	TEGNA, Inc.	1,214,599
		4,387,263
	Metals & Mining — 1.9%
6,982	Arch Resources, Inc.	1,023,212
50,764	Century Aluminum Co. (a)	767,044
4,835	Kaiser Aluminum Corp.	380,466
54,504	Ryerson Holding Corp.	1,296,650
		3,467,372
	Mortgage REITs — 2.0%
59,252	Arbor Realty Trust, Inc. (b)	799,902
83,037	Chimera Investment Corp.	1,213,171
26,006	Claros Mortgage Trust, Inc.	247,317
19,603	MFA Financial, Inc.	219,358
129,934	Ready Capital Corp.	1,205,787
		3,685,535
	Multi-Utilities — 1.2%
30,709	Avista Corp.	1,203,179
21,221	Northwestern Energy Group, Inc.	1,141,053
		2,344,232
	Office REITs — 2.4%
31,942	Douglas Emmett, Inc.	513,947
34,369	Easterly Government Properties, Inc.	478,760
32,251	Equity Commonwealth (a)	656,953
32,366	Highwoods Properties, Inc.	1,002,375
220,966	Hudson Pacific Properties, Inc.	1,323,586
13,694	JBG SMITH Properties	223,897
45,045	Paramount Group, Inc.	236,036
		4,435,554
	Oil, Gas & Consumable Fuels — 4.0%
15,975	California Resources Corp.	821,754
43,741	CNX Resources Corp. (a)	1,157,824
81,915	Comstock Resources, Inc. (b)	775,735
8,422	Delek US Holdings, Inc.	200,275
Shares	Description	Value

	Oil, Gas & Consumable Fuels (Continued)
153,481	Kosmos Energy Ltd. (a)	$848,750
42,092	Par Pacific Holdings, Inc. (a)	1,117,543
69,984	Talos Energy, Inc. (a)	828,611
23,712	Vital Energy, Inc. (a)	1,034,080
24,251	World Kinect Corp.	677,330
		7,461,902
	Paper & Forest Products — 0.4%
9,120	Sylvamo Corp.	672,235
	Passenger Airlines — 0.6%
21,158	Allegiant Travel Co.	1,186,329
	Personal Care Products — 1.3%
21,155	Edgewell Personal Care Co.	828,218
60,219	Herbalife Ltd. (a)	739,489
406,286	Olaplex Holdings, Inc. (a)	845,075
		2,412,782
	Pharmaceuticals — 1.6%
64,807	Innoviva, Inc. (a)	1,220,964
7,426	Ligand Pharmaceuticals, Inc. (a)	809,360
29,721	Pacira BioSciences, Inc. (a)	613,739
6,176	Prestige Consumer Healthcare, Inc. (a)	437,322
		3,081,385
	Professional Services — 0.6%
10,328	CSG Systems International, Inc.	483,763
3,359	Kforce, Inc.	233,350
3,105	Korn Ferry	228,901
2,244	NV5 Global, Inc. (a)	231,446
		1,177,460
	Real Estate Management & Development — 0.3%
41,560	Newmark Group, Inc., Class A	539,449
	Retail REITs — 0.5%
15,947	Getty Realty Corp.	472,350
34,204	Retail Opportunity Investments Corp.	511,350
		983,700
	Semiconductors & Semiconductor Equipment — 0.4%
8,698	Diodes, Inc. (a)	680,184
	Software — 0.1%
18,648	Adeia, Inc.	219,114
	Specialized REITs — 0.1%
10,812	Safehold, Inc.	250,190
	Specialty Retail — 3.0%
1,619	Boot Barn Holdings, Inc. (a)	216,104
See Notes to Financial Statements

First Trust Small Cap Value AlphaDEX® Fund (FYT)
Portfolio of Investments (Continued)
July 31, 2024
Shares	Description	Value
COMMON STOCKS (Continued)
	Specialty Retail (Continued)
16,936	Buckle (The), Inc.	$731,466
52,101	Guess?, Inc. (b)	1,253,029
21,653	ODP (The) Corp. (a)	914,839
79,244	Sally Beauty Holdings, Inc. (a)	907,344
15,610	Sonic Automotive, Inc., Class A	929,419
35,410	Victoria’s Secret & Co. (a)	628,528
		5,580,729
	Technology Hardware, Storage & Peripherals — 0.7%
27,619	Diebold Nixdorf, Inc. (a)	1,202,807
17,950	Xerox Holdings Corp.	193,232
		1,396,039
	Textiles, Apparel & Luxury Goods — 1.3%
13,722	Carter’s, Inc.	830,867
2,081	Oxford Industries, Inc.	219,192
4,931	Steven Madden Ltd.	223,571
159,347	Under Armour, Inc., Class A (a)	1,110,649
		2,384,279
	Tobacco — 0.6%
22,054	Universal Corp.	1,178,125
	Trading Companies & Distributors — 1.6%
6,721	BlueLinx Holdings, Inc. (a)	810,485
195,468	Custom Truck One Source, Inc. (a)	979,295
77,409	DNOW, Inc. (a)	1,189,002
		2,978,782
	Water Utilities — 0.6%
8,768	California Water Service Group	468,737
11,541	SJW Group	699,500
		1,168,237
	Wireless Telecommunication Services — 0.8%
65,040	Gogo, Inc. (a)	590,563
15,233	United States Cellular Corp. (a)	818,774
		1,409,337
	Total Common Stocks	186,868,346
	(Cost $167,076,111)
MONEY MARKET FUNDS — 0.2%
319,343	Dreyfus Government Cash Management Fund, Institutional Shares - 5.21% (d)	319,343
	(Cost $319,343)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 1.2%
$1,169,953	Bank of America Corp., 5.34% (d), dated 07/31/24, due 08/01/24, with a maturity value of $1,170,127. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.38%, due 07/31/26 to 02/15/38. The value of the collateral including accrued interest is $1,193,352. (e)	$1,169,953
1,124,074	Mizuho Financial Group, Inc., 5.33% (d), dated 07/31/24, due 08/01/24, with a maturity value of $1,124,240. Collateralized by U.S. Treasury Securities, interest rates of 0.38% to 4.38%, due 09/15/24 to 08/15/30. The value of the collateral including accrued interest is $1,146,556. (e)	1,124,074
	Total Repurchase Agreements	2,294,027
	(Cost $2,294,027)

	Total Investments — 101.2%	189,481,716
	(Cost $169,689,481)
	Net Other Assets and Liabilities — (1.2)%	(2,315,370)
	Net Assets — 100.0%	$187,166,346

(a)	Non-income producing security.
(b)
All or a portion of this security is on loan (see Note 2D -
Securities Lending in the Notes to Financial Statements). The
remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate
value of such securities, including those sold and pending
settlement, is $2,196,856 and the total value of the collateral held by the Fund is $2,294,027.

(c)	Non-income producing security which makes payment-in- kind distributions.
(d)	Rate shown reflects yield as of July 31, 2024.
(e)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts
See Notes to Financial Statements

First Trust Small Cap Value AlphaDEX® Fund (FYT)
Portfolio of Investments (Continued)
July 31, 2024

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of July 31, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 7/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 186,868,346	$ 186,868,346	$ —	$ —
Money Market Funds	319,343	319,343	—	—
Repurchase Agreements	2,294,027	—	2,294,027	—
Total Investments	$189,481,716	$187,187,689	$2,294,027	$—

*	See Portfolio of Investments for industry breakout.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities(1)	$2,196,856
Non-cash Collateral(2)	(2,196,856)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At July 31, 2024, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(3)	$2,294,027
Non-cash Collateral(4)	(2,294,027)
Net Amount	$—

(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At July 31, 2024, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust Small Cap Growth AlphaDEX® Fund (FYC)
Portfolio of Investments
July 31, 2024

Shares	Description	Value
COMMON STOCKS — 99.9%
	Aerospace & Defense — 2.1%
30,767	Cadre Holdings, Inc.	$1,129,149
70,124	Kratos Defense & Security Solutions, Inc. (a)	1,580,595
146,164	Rocket Lab USA, Inc. (a)	765,899
42,688	Spirit AeroSystems Holdings, Inc., Class A (a)	1,547,440
67,003	Triumph Group, Inc. (a)	1,098,179
		6,121,262
	Automobile Components — 0.2%
40,067	Garrett Motion, Inc. (a)	350,987
3,226	Visteon Corp. (a)	372,732
		723,719
	Banks — 3.2%
26,930	Banc of California, Inc.	376,482
11,773	BancFirst Corp.	1,264,773
37,161	Bancorp (The), Inc. (a)	1,926,426
9,718	City Holding Co.	1,184,624
16,783	Lakeland Financial Corp.	1,150,139
44,971	Stellar Bancorp, Inc.	1,232,206
20,787	Stock Yards Bancorp, Inc.	1,293,367
21,276	Westamerica BanCorp	1,148,053
		9,576,070
	Beverages — 0.4%
50,383	Vita Coco (The) Co., Inc. (a)	1,301,897
	Biotechnology — 11.4%
156,884	ADMA Biologics, Inc. (a)	1,926,536
40,676	Agios Pharmaceuticals, Inc. (a)	1,887,366
236,703	Ardelyx, Inc. (a)	1,313,702
14,690	Beam Therapeutics, Inc. (a)	464,792
167,075	BioCryst Pharmaceuticals, Inc. (a)	1,216,306
66,657	Catalyst Pharmaceuticals, Inc. (a)	1,149,167
18,956	Celldex Therapeutics, Inc. (a)	722,413
15,664	Crinetics Pharmaceuticals, Inc. (a)	832,072
14,823	Denali Therapeutics, Inc. (a)	361,236
413,672	Geron Corp. (a)	1,960,805
277,527	ImmunityBio, Inc. (a) (b)	1,429,264
9,551	Krystal Biotech, Inc. (a)	1,991,001
34,591	Kymera Therapeutics, Inc. (a)	1,598,104
23,715	Merus N.V. (a)	1,257,844
51,300	Mirum Pharmaceuticals, Inc. (a)	2,080,215
57,366	Myriad Genetics, Inc. (a)	1,604,527
50,620	Protagonist Therapeutics, Inc. (a)	1,895,213
45,886	PTC Therapeutics, Inc. (a)	1,553,241
25,147	Rhythm Pharmaceuticals, Inc. (a)	1,212,337
179,894	Summit Therapeutics, Inc. (a) (b)	1,942,855
163,540	Tango Therapeutics, Inc. (a)	1,610,869
Shares	Description	Value

	Biotechnology (Continued)
19,346	TG Therapeutics, Inc. (a)	$382,277
35,592	Twist Bioscience Corp. (a)	1,986,389
15,882	Veracyte, Inc. (a)	381,168
15,292	Vericel Corp. (a)	772,552
		33,532,251
	Broadline Retail — 0.5%
66,125	Nordstrom, Inc.	1,509,634
	Building Products — 2.8%
4,379	American Woodmark Corp. (a)	447,315
22,706	AZZ, Inc.	1,815,572
5,289	CSW Industrials, Inc.	1,715,857
5,020	Gibraltar Industries, Inc. (a)	372,836
21,973	Griffon Corp.	1,583,374
81,752	Janus International Group, Inc. (a)	1,178,864
20,577	Tecnoglass, Inc.	1,107,248
		8,221,066
	Capital Markets — 2.2%
65,724	Golub Capital BDC, Inc.	1,004,263
16,254	PJT Partners, Inc., Class A	2,160,807
24,910	TPG, Inc.	1,270,161
176,989	WisdomTree, Inc.	2,113,248
		6,548,479
	Chemicals — 1.3%
19,274	Hawkins, Inc.	2,002,569
8,355	Innospec, Inc.	1,095,675
10,784	Scotts Miracle-Gro (The) Co.	847,622
		3,945,866
	Commercial Services & Supplies — 2.0%
56,577	ACV Auctions, Inc., Class A (a)	966,335
21,254	Brady Corp., Class A	1,521,999
16,016	Cimpress PLC (a)	1,461,780
27,037	Driven Brands Holdings, Inc. (a)	363,377
108,269	Steelcase, Inc., Class A	1,568,818
		5,882,309
	Communications Equipment — 0.3%
52,162	Extreme Networks, Inc. (a)	745,917
	Construction & Engineering — 3.5%
31,769	Construction Partners, Inc., Class A (a)	2,053,866
10,393	Dycom Industries, Inc. (a)	1,907,220
28,303	Granite Construction, Inc.	1,937,623
12,589	IES Holdings, Inc. (a)	1,938,328
5,169	MYR Group, Inc. (a)	726,141
14,822	Sterling Infrastructure, Inc. (a)	1,724,688
		10,287,866
See Notes to Financial Statements

First Trust Small Cap Growth AlphaDEX® Fund (FYC)
Portfolio of Investments (Continued)
July 31, 2024
Shares	Description	Value
COMMON STOCKS (Continued)
	Construction Materials — 0.7%
24,080	United States Lime & Minerals, Inc.	$2,048,004
	Diversified Consumer Services — 3.1%
25,714	Adtalem Global Education, Inc. (a)	2,016,235
41,526	Frontdoor, Inc. (a)	1,638,616
93,921	Laureate Education, Inc.	1,455,776
48,339	Mister Car Wash, Inc. (a) (b)	367,376
114,116	OneSpaWorld Holdings Ltd. (a)	1,836,126
24,879	Stride, Inc. (a)	1,890,306
		9,204,435
	Diversified REITs — 0.4%
110,077	Empire State Realty Trust, Inc., Class A	1,185,529
	Electric Utilities — 0.1%
4,608	MGE Energy, Inc.	404,767
	Electrical Equipment — 2.3%
57,320	Bloom Energy Corp., Class A (a) (b)	776,113
90,762	Enovix Corp. (a) (b)	1,307,880
59,545	Fluence Energy, Inc. (a) (b)	975,347
12,231	Powell Industries, Inc.	2,245,979
29,020	Sunrun, Inc. (a)	508,721
33,567	Thermon Group Holdings, Inc. (a)	1,101,333
		6,915,373
	Electronic Equipment, Instruments & Components — 2.2%
17,724	Itron, Inc. (a)	1,833,371
96,138	Mirion Technologies, Inc. (a)	1,013,294
27,010	Napco Security Technologies, Inc.	1,507,428
7,508	OSI Systems, Inc. (a)	1,111,034
21,927	PAR Technology Corp. (a)	1,110,383
		6,575,510
	Energy Equipment & Services — 2.4%
86,744	Archrock, Inc.	1,798,203
51,807	Atlas Energy Solutions, Inc.	1,100,381
33,257	Cactus, Inc., Class A	2,099,182
146,898	Helix Energy Solutions Group, Inc. (a)	1,733,396
55,068	RPC, Inc.	411,358
		7,142,520
Shares	Description	Value

	Entertainment — 1.2%
140,881	AMC Entertainment Holdings, Inc., Class A (a) (b)	$748,078
81,127	Cinemark Holdings, Inc. (a)	1,912,975
20,496	Madison Square Garden Entertainment Corp. (a)	809,387
		3,470,440
	Financial Services — 2.4%
58,175	AvidXchange Holdings, Inc. (a)	520,085
10,351	EVERTEC, Inc.	356,799
5,710	Federal Agricultural Mortgage Corp., Class C	1,177,516
34,882	HA Sustainable Infrastructure Capital, Inc.	1,143,083
34,612	Merchants Bancorp	1,557,540
253,281	Payoneer Global, Inc. (a)	1,400,644
28,397	Remitly Global, Inc. (a)	375,124
25,123	Rocket Cos., Inc., Class A (a)	406,741
		6,937,532
	Food Products — 0.6%
6,360	J & J Snack Foods Corp.	1,072,932
22,951	Tootsie Roll Industries, Inc.	707,809
		1,780,741
	Health Care Equipment & Supplies — 3.4%
4,965	CONMED Corp.	342,784
7,148	Inari Medical, Inc. (a)	332,811
17,053	LeMaitre Vascular, Inc.	1,481,735
28,711	PROCEPT BioRobotics Corp. (a)	1,817,980
29,150	RxSight, Inc. (a)	1,334,195
34,827	Tandem Diabetes Care, Inc. (a)	1,287,902
11,645	TransMedics Group, Inc. (a)	1,656,618
5,318	UFP Technologies, Inc. (a)	1,710,216
		9,964,241
	Health Care Providers & Services — 3.8%
157,878	agilon health, Inc. (a)	1,087,779
224,292	Alignment Healthcare, Inc. (a)	1,960,312
256,803	Brookdale Senior Living, Inc. (a)	1,985,087
35,752	Guardant Health, Inc. (a)	1,255,968
86,874	Hims & Hers Health, Inc. (a)	1,845,204
24,814	NeoGenomics, Inc. (a)	439,952
40,367	Privia Health Group, Inc. (a)	837,212
29,769	RadNet, Inc. (a)	1,778,698
		11,190,212
	Health Care REITs — 1.4%
27,952	CareTrust REIT, Inc.	753,586
20,336	LTC Properties, Inc.	726,198
See Notes to Financial Statements

First Trust Small Cap Growth AlphaDEX® Fund (FYC)
Portfolio of Investments (Continued)
July 31, 2024
Shares	Description	Value
COMMON STOCKS (Continued)
	Health Care REITs (Continued)
20,717	National Health Investors, Inc.	$1,550,875
67,047	Sabra Health Care REIT, Inc.	1,088,173
		4,118,832
	Health Care Technology — 0.4%
25,083	Doximity, Inc., Class A (a)	702,324
16,235	Phreesia, Inc. (a)	405,063
		1,107,387
	Hotel & Resort REITs — 1.1%
83,028	DiamondRock Hospitality Co.	683,320
68,926	Park Hotels & Resorts, Inc.	1,038,026
51,025	Pebblebrook Hotel Trust	698,532
67,073	Sunstone Hotel Investors, Inc.	694,876
		3,114,754
	Hotels, Restaurants & Leisure — 3.5%
121,046	Bowlero Corp., Class A (b)	1,567,546
8,645	Dave & Buster’s Entertainment, Inc. (a)	325,138
33,893	Dutch Bros, Inc., Class A (a)	1,296,407
39,953	First Watch Restaurant Group, Inc. (a)	650,035
12,772	Red Rock Resorts, Inc., Class A	728,004
262,767	Sabre Corp. (a)	901,291
11,472	Shake Shack, Inc., Class A (a)	1,005,177
58,194	Sweetgreen, Inc., Class A (a)	1,599,171
31,196	Travel + Leisure Co.	1,437,824
12,918	United Parks & Resorts, Inc. (a)	680,133
		10,190,726
	Household Durables — 0.7%
27,172	Dream Finders Homes, Inc., Class A (a)	857,276
18,038	Green Brick Partners, Inc. (a)	1,319,480
		2,176,756
	Independent Power and Renewable Electricity Producers — 0.1%
61,680	Sunnova Energy International, Inc. (a) (b)	436,078
	Industrial REITs — 0.5%
9,454	Innovative Industrial Properties, Inc.	1,161,046
16,098	Plymouth Industrial REIT, Inc.	385,064
		1,546,110
	Insurance — 3.3%
49,449	Baldwin Insurance Group (The), Inc. (a)	2,162,899
20,859	Lemonade, Inc. (a) (b)	376,088
Shares	Description	Value

	Insurance (Continued)
110,871	Oscar Health, Inc., Class A (a)	$1,960,199
17,291	Palomar Holdings, Inc. (a)	1,590,945
143,768	SiriusPoint Ltd. (a)	2,065,946
38,783	Skyward Specialty Insurance Group, Inc. (a)	1,534,644
		9,690,721
	Interactive Media & Services — 1.6%
39,410	Cargurus, Inc. (a)	978,156
71,227	Cars.com, Inc. (a)	1,468,701
215,211	Getty Images Holdings, Inc. (a) (b)	819,954
39,393	TripAdvisor, Inc. (a)	694,498
18,988	Yelp, Inc. (a)	691,733
		4,653,042
	IT Services — 0.2%
18,848	Couchbase, Inc. (a)	361,693
9,904	DigitalOcean Holdings, Inc. (a)	328,120
		689,813
	Life Sciences Tools & Services — 0.1%
61,680	Cytek Biosciences, Inc. (a)	413,873
1,080	OmniAb, Inc. - 12.5 Earnout Shares (a) (c) (d) (e) (f)	0
1,080	OmniAb, Inc. - 15 Earnout Shares (a) (c) (d) (e) (f)	0
		413,873
	Machinery — 2.8%
1,990	Alamo Group, Inc.	383,513
36,752	Enerpac Tool Group Corp.	1,477,430
6,679	ESCO Technologies, Inc.	821,250
28,318	Greenbrier (The) Cos., Inc.	1,444,501
4,353	Standex International Corp.	813,140
10,489	Tennant Co.	1,129,561
58,622	Trinity Industries, Inc.	1,938,043
15,759	Wabash National Corp.	338,661
		8,346,099
	Media — 1.2%
98,483	EchoStar Corp., Class A (a)	1,977,539
35,409	Integral Ad Science Holding Corp. (a)	360,463
77,692	Magnite, Inc. (a)	1,129,642
		3,467,644
	Metals & Mining — 0.9%
16,006	Carpenter Technology Corp.	2,334,795
3,183	Materion Corp.	383,329
		2,718,124
	Mortgage REITs — 1.6%
81,946	Franklin BSP Realty Trust, Inc.	1,134,133
62,143	Ladder Capital Corp.	745,716
See Notes to Financial Statements

First Trust Small Cap Growth AlphaDEX® Fund (FYC)
Portfolio of Investments (Continued)
July 31, 2024
Shares	Description	Value
COMMON STOCKS (Continued)
	Mortgage REITs (Continued)
102,050	PennyMac Mortgage Investment Trust	$1,405,228
106,221	Two Harbors Investment Corp.	1,430,797
		4,715,874
	Office REITs — 0.7%
13,751	COPT Defense Properties	398,366
24,773	SL Green Realty Corp.	1,650,873
		2,049,239
	Oil, Gas & Consumable Fuels — 2.8%
17,191	CONSOL Energy, Inc. (a)	1,715,834
33,441	Dorian LPG Ltd.	1,366,399
6,838	Gulfport Energy Corp. (a)	1,006,622
23,731	International Seaways, Inc.	1,328,936
24,916	Kinetik Holdings, Inc.	1,033,516
29,716	Sitio Royalties Corp., Class A	723,584
57,267	Uranium Energy Corp. (a)	339,593
18,694	Viper Energy, Inc.	797,673
		8,312,157
	Passenger Airlines — 0.6%
21,371	SkyWest, Inc. (a)	1,708,398
	Pharmaceuticals — 2.4%
220,972	Amneal Pharmaceuticals, Inc. (a)	1,619,725
181,144	Amylyx Pharmaceuticals, Inc. (a)	373,157
16,214	ANI Pharmaceuticals, Inc. (a)	1,065,584
43,577	Collegium Pharmaceutical, Inc. (a)	1,680,765
43,187	Corcept Therapeutics, Inc. (a)	1,670,041
23,254	Harmony Biosciences Holdings, Inc. (a)	787,380
		7,196,652
	Professional Services — 1.8%
18,936	CBIZ, Inc. (a)	1,314,158
43,658	First Advantage Corp.	751,791
14,246	Huron Consulting Group, Inc. (a)	1,567,203
9,452	ICF International, Inc.	1,390,389
32,016	Upwork, Inc. (a)	388,034
		5,411,575
	Real Estate Management & Development — 0.7%
25,123	DigitalBridge Group, Inc.	354,988
21,931	Forestar Group, Inc. (a)	693,678
35,409	Kennedy-Wilson Holdings, Inc.	368,608
12,827	St. Joe (The) Co.	791,169
		2,208,443
	Residential REITs — 0.5%
84,631	Apartment Investment and Management Co., Class A (a)	749,831
Shares	Description	Value

	Residential REITs (Continued)
21,524	UMH Properties, Inc.	$382,266
22,944	Veris Residential, Inc.	360,450
		1,492,547
	Retail REITs — 2.0%
57,618	Acadia Realty Trust	1,246,853
4,592	Alexander’s, Inc.	1,112,642
28,335	InvenTrust Properties Corp.	798,197
21,378	NETSTREIT Corp.	352,096
23,736	SITE Centers Corp.	366,721
25,879	Tanger, Inc.	747,903
55,903	Urban Edge Properties	1,134,831
		5,759,243
	Semiconductors & Semiconductor Equipment — 3.1%
43,931	Credo Technology Group Holding Ltd. (a)	1,219,085
23,181	FormFactor, Inc. (a)	1,241,574
11,188	Impinj, Inc. (a)	1,782,137
28,382	PDF Solutions, Inc. (a)	995,924
13,951	Photronics, Inc. (a)	354,495
46,961	Semtech Corp. (a)	1,489,603
5,641	SiTime Corp. (a)	800,740
30,040	Veeco Instruments, Inc. (a)	1,243,957
		9,127,515
	Software — 8.9%
44,304	ACI Worldwide, Inc. (a)	1,915,262
13,473	Agilysys, Inc. (a)	1,510,189
11,042	Alarm.com Holdings, Inc. (a)	779,013
61,586	Alkami Technology, Inc. (a)	2,015,710
168,327	AvePoint, Inc. (a)	1,834,764
11,884	C3.ai, Inc., Class A (a) (b)	317,897
43,987	Cleanspark, Inc. (a) (b)	703,792
37,498	Clear Secure, Inc., Class A	800,582
18,584	Clearwater Analytics Holdings, Inc., Class A (a)	363,317
156,256	E2open Parent Holdings, Inc. (a)	729,716
16,497	Envestnet, Inc. (a)	1,022,484
9,386	Intapp, Inc. (a)	336,300
12,038	InterDigital, Inc.	1,477,785
20,859	Jamf Holding Corp. (a)	381,928
22,675	LiveRamp Holdings, Inc. (a)	686,599
32,846	MeridianLink, Inc. (a)	776,151
67,796	N-able, Inc. (a)	945,076
30,597	PagerDuty, Inc. (a)	640,395
19,029	Progress Software Corp.	1,111,294
29,073	Q2 Holdings, Inc. (a)	1,961,555
12,205	RingCentral, Inc., Class A (a)	427,785
85,686	SolarWinds Corp.	1,022,234
35,777	Sprinklr, Inc., Class A (a)	351,688
38,923	Vertex, Inc., Class A (a)	1,543,297
See Notes to Financial Statements

First Trust Small Cap Growth AlphaDEX® Fund (FYC)
Portfolio of Investments (Continued)
July 31, 2024
Shares	Description	Value
COMMON STOCKS (Continued)
	Software (Continued)
99,375	Zeta Global Holdings Corp., Class A (a)	$2,128,613
70,653	Zuora, Inc., Class A (a)	640,823
		26,424,249
	Specialized REITs — 0.8%
13,951	Four Corners Property Trust, Inc.	378,630
25,049	National Storage Affiliates Trust	1,066,336
49,062	Outfront Media, Inc.	795,786
		2,240,752
	Specialty Retail — 1.2%
41,761	Caleres, Inc.	1,610,304
87,371	Warby Parker, Inc., Class A (a)	1,439,000
976	Winmark Corp.	386,145
		3,435,449
	Textiles, Apparel & Luxury Goods — 0.4%
38,143	G-III Apparel Group Ltd. (a)	1,051,602
	Tobacco — 0.3%
66,376	Vector Group Ltd.	848,285
	Trading Companies & Distributors — 1.1%
34,418	Distribution Solutions Group, Inc. (a)	1,161,608
22,372	Global Industrial Co.	780,335
15,883	H&E Equipment Services, Inc.	830,681
29,773	Xometry, Inc., Class A (a)	435,579
		3,208,203
	Water Utilities — 0.1%
4,742	American States Water Co.	391,357
	Wireless Telecommunication Services — 0.6%
84,610	Telephone and Data Systems, Inc.	1,793,732
	Total Common Stocks	295,260,871
	(Cost $238,450,182)
MONEY MARKET FUNDS — 0.1%
236,948	Dreyfus Government Cash Management Fund, Institutional Shares - 5.21% (g)	236,948
	(Cost $236,948)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 2.1%
$3,142,657	Bank of America Corp., 5.34% (g), dated 07/31/24, due 08/01/24, with a maturity value of $3,143,123. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.38%, due 07/31/26 to 02/15/38. The value of the collateral including accrued interest is $3,205,510. (h)	$3,142,657
3,019,416	Mizuho Financial Group, Inc., 5.33% (g), dated 07/31/24, due 08/01/24, with a maturity value of $3,019,863. Collateralized by U.S. Treasury Securities, interest rates of 0.38% to 4.38%, due 09/15/24 to 08/15/30. The value of the collateral including accrued interest is $3,079,805. (h)	3,019,416
	Total Repurchase Agreements	6,162,073
	(Cost $6,162,073)

	Total Investments — 102.1%	301,659,892
	(Cost $244,849,203)
	Net Other Assets and Liabilities — (2.1)%	(6,213,885)
	Net Assets — 100.0%	$295,446,007

(a)	Non-income producing security.
(b)
All or a portion of this security is on loan (see Note 2D -
Securities Lending in the Notes to Financial Statements). The
remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate
value of such securities, including those sold and pending
settlement, is $5,950,959 and the total value of the collateral held by the Fund is $6,162,073.

(c)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(d)	Restricted security as to resale, excluding Rule 144A securities (see Note 2F - Restricted Securities in the Notes to Financial Statements).
(e)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At July 31, 2024, securities noted as such are valued at $0 or 0.0% of net assets.

See Notes to Financial Statements

First Trust Small Cap Growth AlphaDEX® Fund (FYC)
Portfolio of Investments (Continued)
July 31, 2024
(f)	This security’s value was determined using significant unobservable inputs (see Note 2A - Portfolio Valuation in the Notes to Financial Statements).
(g)	Rate shown reflects yield as of July 31, 2024.
(h)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of July 31, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 7/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Life Sciences Tools & Services	$ 413,873	$ 413,873	$ —	$ —**
Other Industry Categories*	294,846,998	294,846,998	—	—
Money Market Funds	236,948	236,948	—	—
Repurchase Agreements	6,162,073	—	6,162,073	—
Total Investments	$301,659,892	$295,497,819	$6,162,073	$—**

*	See Portfolio of Investments for industry breakout.
**	Investments are valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities(1)	$5,950,959
Non-cash Collateral(2)	(5,950,959)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At July 31, 2024, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(3)	$6,162,073
Non-cash Collateral(4)	(6,162,073)
Net Amount	$—

(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At July 31, 2024, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund
Style Funds
Statements of Assets and Liabilities
July 31, 2024

	First Trust Large Cap Core AlphaDEX® Fund (FEX)	First Trust Mid Cap Core AlphaDEX® Fund (FNX)	First Trust Small Cap Core AlphaDEX® Fund (FYX)
ASSETS:
Investments, at value	$1,241,992,651	$1,228,007,641	$942,810,369
Receivables:
Dividends	769,843	375,305	281,557
Securities lending income	160	3,027	77,396
Reclaims	—	—	—
Prepaid expenses	6,650	6,476	6,119
Total Assets	1,242,769,304	1,228,392,449	943,175,441

LIABILITIES:
Payables:
Investment advisory fees	514,940	494,487	371,539
Licensing fees	40,013	38,630	28,547
Shareholder reporting fees	25,685	28,534	22,176
Audit and tax fees	25,048	25,095	25,130
Collateral for securities on loan	2,912	2,574,311	11,154,406
Trustees’ fees	902	898	834
Other liabilities	118,232	113,697	95,624
Total Liabilities	727,732	3,275,652	11,698,256
NET ASSETS	$1,242,041,572	$1,225,116,797	$931,477,185

NET ASSETS consist of:
Paid-in capital	$1,324,259,670	$1,316,375,829	$1,126,371,709
Par value	124,000	105,500	93,000
Accumulated distributable earnings (loss)	(82,342,098)	(91,364,532)	(194,987,524)
NET ASSETS	$1,242,041,572	$1,225,116,797	$931,477,185
NET ASSET VALUE, per share	$100.16	$116.12	$100.16
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	12,400,002	10,550,002	9,300,002
Investments, at cost	$1,041,452,638	$1,010,897,435	$777,440,896
Securities on loan, at value	$—	$2,477,019	$10,697,509
See Notes to Financial Statements

First Trust Large Cap Value AlphaDEX® Fund (FTA)	First Trust Large Cap Growth AlphaDEX® Fund (FTC)	First Trust Multi Cap Value AlphaDEX® Fund (FAB)	First Trust Multi Cap Growth AlphaDEX® Fund (FAD)	First Trust Mid Cap Value AlphaDEX® Fund (FNK)	First Trust Mid Cap Growth AlphaDEX® Fund (FNY)

$1,222,640,449	$1,104,413,090	$149,468,830	$211,238,601	$228,620,722	$351,150,772

1,132,384	276,034	101,379	48,408	98,747	71,170
—	433	490	6,996	256	3,475
—	—	962	—	—	—
6,676	6,562	4,898	4,877	—	—
1,223,779,509	1,104,696,119	149,576,559	211,298,882	228,719,725	351,225,417

502,131	466,798	60,921	87,227	129,602	199,279
39,523	36,409	4,973	6,521	—	—
29,971	29,884	5,124	4,939	—	—
24,965	24,943	25,317	25,177	—	—
—	6,578	459,106	1,703,676	300,358	2,398,328
902	880	690	697	—	—
116,864	106,498	29,100	25,748	—	—
714,356	671,990	585,231	1,853,985	429,960	2,597,607
$1,223,065,153	$1,104,024,129	$148,991,328	$209,444,897	$228,289,765	$348,627,810

$1,359,781,767	$1,129,061,358	$182,117,130	$237,089,187	$262,454,273	$444,207,162
157,500	89,500	17,500	16,500	41,000	45,500
(136,874,114)	(25,126,729)	(33,143,302)	(27,660,790)	(34,205,508)	(95,624,852)
$1,223,065,153	$1,104,024,129	$148,991,328	$209,444,897	$228,289,765	$348,627,810
$77.65	$123.35	$85.14	$126.94	$55.68	$76.62
15,750,002	8,950,002	1,750,002	1,650,002	4,100,002	4,550,002
$1,094,528,623	$886,668,481	$134,127,426	$166,693,206	$201,131,199	$288,579,886
$—	$—	$452,996	$1,642,323	$286,046	$2,309,360
See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund
Style Funds
Statements of Assets and Liabilities (Continued)
July 31, 2024

	First Trust Small Cap Value AlphaDEX® Fund (FYT)	First Trust Small Cap Growth AlphaDEX® Fund (FYC)
ASSETS:
Investments, at value	$189,481,716	$301,659,892
Receivables:
Dividends	82,119	65,025
Securities lending income	3,856	48,832
Reclaims	—	—
Prepaid expenses	—	—
Total Assets	189,567,691	301,773,749

LIABILITIES:
Payables:
Investment advisory fees	107,318	165,669
Licensing fees	—	—
Shareholder reporting fees	—	—
Audit and tax fees	—	—
Collateral for securities on loan	2,294,027	6,162,073
Trustees’ fees	—	—
Other liabilities	—	—
Total Liabilities	2,401,345	6,327,742
NET ASSETS	$187,166,346	$295,446,007

NET ASSETS consist of:
Paid-in capital	$234,986,457	$420,939,558
Par value	32,000	41,500
Accumulated distributable earnings (loss)	(47,852,111)	(125,535,051)
NET ASSETS	$187,166,346	$295,446,007
NET ASSET VALUE, per share	$58.49	$71.19
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	3,200,002	4,150,002
Investments, at cost	$169,689,481	$244,849,203
Securities on loan, at value	$2,196,856	$5,950,959
See Notes to Financial Statements

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First Trust Exchange-Traded AlphaDEX® Fund
Style Funds
Statements of Operations
For the Year Ended July 31, 2024

	First Trust Large Cap Core AlphaDEX® Fund (FEX)	First Trust Mid Cap Core AlphaDEX® Fund (FNX)	First Trust Small Cap Core AlphaDEX® Fund (FYX)
INVESTMENT INCOME:
Dividends	$21,436,559	$18,460,503	$15,045,788
Other income	15,718	—	—
Securities lending income (net of fees)	13,615	56,556	548,052
Foreign withholding tax	(7,640)	(11,318)	(14,995)
Total investment income	21,458,252	18,505,741	15,578,845

EXPENSES:
Investment advisory fees	5,707,633	5,485,317	4,187,212
Accounting and administration fees	481,861	469,918	365,347
Licensing fees	121,360	116,647	90,469
Shareholder reporting fees	96,190	106,477	89,056
Transfer agent fees	53,538	52,304	41,872
Custodian fees	45,829	53,145	51,297
Audit and tax fees	29,404	29,460	29,455
Legal fees	27,360	26,688	20,489
Trustees’ fees and expenses	11,012	10,962	10,490
Listing fees	8,656	8,656	7,646
Other expenses	18,251	16,629	13,342
Total expenses	6,601,094	6,376,203	4,906,675
NET INVESTMENT INCOME (LOSS)	14,857,158	12,129,538	10,672,170

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	11,963,515	(8,195,050)	26,183,417
In-kind redemptions	103,228,231	106,054,723	15,135,205
Net realized gain (loss)	115,191,746	97,859,673	41,318,622
Net change in unrealized appreciation (depreciation) on investments	36,125,493	59,492,947	62,729,229
NET REALIZED AND UNREALIZED GAIN (LOSS)	151,317,239	157,352,620	104,047,851
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$166,174,397	$169,482,158	$114,720,021

(a)	Fund is subject to a unitary fee (see Note 3 in the Notes to Financial Statements).
See Notes to Financial Statements

First Trust Large Cap Value AlphaDEX® Fund (FTA)	First Trust Large Cap Growth AlphaDEX® Fund (FTC)	First Trust Multi Cap Value AlphaDEX® Fund (FAB)	First Trust Multi Cap Growth AlphaDEX® Fund (FAD)	First Trust Mid Cap Value AlphaDEX® Fund (FNK)	First Trust Mid Cap Growth AlphaDEX® Fund (FNY)

$32,260,838	$9,637,115	$4,139,926	$1,573,654	$5,511,501	$2,299,513
—	—	2,590	—	—	—
15,657	484	9,189	47,866	15,217	24,734
—	(16,518)	(821)	(1,456)	(4,232)	—
32,276,495	9,621,081	4,150,884	1,620,064	5,522,486	2,324,247

5,824,352	5,255,828	784,357	899,049	1,554,255 (a)	2,107,552 (a)
489,041	450,346	75,003	85,053	—	—
123,684	112,332	23,152	25,155	—	—
115,791	109,047	21,807	24,467	—	—
54,122	51,102	7,844	8,991	—	—
44,941	37,274	35,904	22,899	—	—
29,240	29,241	29,687	29,714	—	—
27,555	26,953	4,104	4,936	—	—
11,031	10,853	9,334	9,375	—	—
9,156	8,656	10,677	10,677	—	—
18,706	15,847	2,989	2,805	—	—
6,747,619	6,107,479	1,004,858	1,123,121	1,554,255	2,107,552
25,528,876	3,513,602	3,146,026	496,943	3,968,231	216,695

(7,605,587)	15,979,143	1,974,541	(56,204)	(11,102,189)	(9,904,517)
83,126,456	123,624,466	5,666,247	16,236,560	20,370,816	35,196,492
75,520,869	139,603,609	7,640,788	16,180,356	9,268,627	25,291,975
34,033,827	39,721,054	9,779,497	11,293,336	17,753,521	19,556,723
109,554,696	179,324,663	17,420,285	27,473,692	27,022,148	44,848,698
$135,083,572	$182,838,265	$20,566,311	$27,970,635	$30,990,379	$45,065,393
See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund
Style Funds
Statements of Operations (Continued)
For the Year Ended July 31, 2024

	First Trust Small Cap Value AlphaDEX® Fund (FYT)	First Trust Small Cap Growth AlphaDEX® Fund (FYC)
INVESTMENT INCOME:
Dividends	$4,227,080	$2,344,164
Other income	—	—
Securities lending income (net of fees)	29,605	331,661
Foreign withholding tax	(4,895)	(238)
Total investment income	4,251,790	2,675,587

EXPENSES:
Investment advisory fees	1,234,173 (a)	1,745,212 (a)
Accounting and administration fees	—	—
Licensing fees	—	—
Shareholder reporting fees	—	—
Transfer agent fees	—	—
Custodian fees	—	—
Audit and tax fees	—	—
Legal fees	—	—
Trustees’ fees and expenses	—	—
Listing fees	—	—
Other expenses	—	—
Total expenses	1,234,173	1,745,212
NET INVESTMENT INCOME (LOSS)	3,017,617	930,375

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	6,409,113	(127,047)
In-kind redemptions	5,768,358	7,250,791
Net realized gain (loss)	12,177,471	7,123,744
Net change in unrealized appreciation (depreciation) on investments	13,883,777	21,639,544
NET REALIZED AND UNREALIZED GAIN (LOSS)	26,061,248	28,763,288
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$29,078,865	$29,693,663

(a)	Fund is subject to a unitary fee (see Note 3 in the Notes to Financial Statements).
See Notes to Financial Statements

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First Trust Exchange-Traded AlphaDEX® Fund
Style Funds
Statements of Changes in Net Assets

	First Trust Large Cap Core AlphaDEX® Fund (FEX)		First Trust Mid Cap Core AlphaDEX® Fund (FNX)
	Year Ended 7/31/2024	Year Ended 7/31/2023	Year Ended 7/31/2024	Year Ended 7/31/2023
OPERATIONS:
Net investment income (loss)	$14,857,158	$18,574,613	$12,129,538	$12,039,036
Net realized gain (loss)	115,191,746	(7,856,401)	97,859,673	(4,838,017)
Net change in unrealized appreciation (depreciation)	36,125,493	83,039,070	59,492,947	96,349,832
Net increase (decrease) in net assets resulting from operations	166,174,397	93,757,282	169,482,158	103,550,851

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(14,726,322)	(18,821,067)	(12,749,047)	(12,566,002)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	320,853,899	138,119,024	397,843,357	97,294,441
Cost of shares redeemed	(412,203,567)	(135,841,602)	(410,293,586)	(82,940,240)
Net increase (decrease) in net assets resulting from shareholder transactions	(91,349,668)	2,277,422	(12,450,229)	14,354,201
Total increase (decrease) in net assets	60,098,407	77,213,637	144,282,882	105,339,050

NET ASSETS:
Beginning of period	1,181,943,165	1,104,729,528	1,080,833,915	975,494,865
End of period	$1,242,041,572	$1,181,943,165	$1,225,116,797	$1,080,833,915

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	13,500,002	13,500,002	10,700,002	10,550,002
Shares sold	3,400,000	1,700,000	3,650,000	1,050,000
Shares redeemed	(4,500,000)	(1,700,000)	(3,800,000)	(900,000)
Shares outstanding, end of period	12,400,002	13,500,002	10,550,002	10,700,002
See Notes to Financial Statements

First Trust Small Cap Core AlphaDEX® Fund (FYX)		First Trust Large Cap Value AlphaDEX® Fund (FTA)		First Trust Large Cap Growth AlphaDEX® Fund (FTC)		First Trust Multi Cap Value AlphaDEX® Fund (FAB)
Year Ended 7/31/2024	Year Ended 7/31/2023	Year Ended 7/31/2024	Year Ended 7/31/2023	Year Ended 7/31/2024	Year Ended 7/31/2023	Year Ended 7/31/2024	Year Ended 7/31/2023

$10,672,170	$9,392,992	$25,528,876	$27,332,892	$3,513,602	$9,040,744	$3,146,026	$3,727,540
41,318,622	(62,906,040)	75,520,869	822,008	139,603,609	(46,574,040)	7,640,788	(4,984,734)
62,729,229	98,258,637	34,033,827	73,999,374	39,721,054	119,514,231	9,779,497	10,127,010
114,720,021	44,745,589	135,083,572	102,154,274	182,838,265	81,980,935	20,566,311	8,869,816

(10,612,872)	(9,564,637)	(25,622,313)	(26,595,703)	(3,780,021)	(9,713,938)	(3,164,113)	(3,751,808)

40,336,990	103,154,985	280,706,895	214,903,371	394,066,059	117,908,249	3,655,311	102,313,823
(85,669,872)	(93,625,840)	(419,500,650)	(198,103,369)	(505,228,793)	(83,750,927)	(46,150,618)	(110,241,298)
(45,332,882)	9,529,145	(138,793,755)	16,800,002	(111,162,734)	34,157,322	(42,495,307)	(7,927,475)
58,774,267	44,710,097	(29,332,496)	92,358,573	67,895,510	106,424,319	(25,093,109)	(2,809,467)

872,702,918	827,992,821	1,252,397,649	1,160,039,076	1,036,128,619	929,704,300	174,084,437	176,893,904
$931,477,185	$872,702,918	$1,223,065,153	$1,252,397,649	$1,104,024,129	$1,036,128,619	$148,991,328	$174,084,437

9,850,002	9,800,002	17,800,002	17,550,002	9,950,002	9,600,002	2,300,002	2,500,002
450,000	1,250,000	3,750,000	3,250,000	3,450,000	1,250,000	50,000	1,400,000
(1,000,000)	(1,200,000)	(5,800,000)	(3,000,000)	(4,450,000)	(900,000)	(600,000)	(1,600,000)
9,300,002	9,850,002	15,750,002	17,800,002	8,950,002	9,950,002	1,750,002	2,300,002
See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund
Style Funds
Statements of Changes in Net Assets (Continued)

	First Trust Multi Cap Growth AlphaDEX® Fund (FAD)		First Trust Mid Cap Value AlphaDEX® Fund (FNK)
	Year Ended 7/31/2024	Year Ended 7/31/2023	Year Ended 7/31/2024	Year Ended 7/31/2023
OPERATIONS:
Net investment income (loss)	$496,943	$1,225,446	$3,968,231	$4,188,744
Net realized gain (loss)	16,180,356	(10,937,410)	9,268,627	(7,129,474)
Net change in unrealized appreciation (depreciation)	11,293,336	23,050,229	17,753,521	20,205,737
Net increase (decrease) in net assets resulting from operations	27,970,635	13,338,265	30,990,379	17,265,007

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(496,106)	(1,227,461)	(4,050,401)	(4,162,527)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	60,498,448	4,979,045	85,081,208	147,434,722
Cost of shares redeemed	(58,873,657)	(19,429,951)	(121,379,555)	(145,782,661)
Net increase (decrease) in net assets resulting from shareholder transactions	1,624,791	(14,450,906)	(36,298,347)	1,652,061
Total increase (decrease) in net assets	29,099,320	(2,340,102)	(9,358,369)	14,754,541

NET ASSETS:
Beginning of period	180,345,577	182,685,679	237,648,134	222,893,593
End of period	$209,444,897	$180,345,577	$228,289,765	$237,648,134

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	1,650,002	1,800,002	4,850,002	5,000,002
Shares sold	500,000	50,000	1,650,000	3,200,000
Shares redeemed	(500,000)	(200,000)	(2,400,000)	(3,350,000)
Shares outstanding, end of period	1,650,002	1,650,002	4,100,002	4,850,002
See Notes to Financial Statements

First Trust Mid Cap Growth AlphaDEX® Fund (FNY)		First Trust Small Cap Value AlphaDEX® Fund (FYT)		First Trust Small Cap Growth AlphaDEX® Fund (FYC)
Year Ended 7/31/2024	Year Ended 7/31/2023	Year Ended 7/31/2024	Year Ended 7/31/2023	Year Ended 7/31/2024	Year Ended 7/31/2023

$216,695	$917,012	$3,017,617	$2,653,725	$930,375	$1,304,751
25,291,975	(16,224,445)	12,177,471	(24,449,466)	7,123,744	(36,516,249)
19,556,723	35,182,590	13,883,777	21,066,812	21,639,544	48,228,720
45,065,393	19,875,157	29,078,865	(728,929)	29,693,663	13,017,222

(275,455)	(1,037,481)	(2,728,477)	(3,120,867)	(1,221,196)	(476,050)

167,323,398	42,824,802	28,889,674	61,113,503	96,927,881	52,916,460
(140,201,890)	(66,575,110)	(42,210,131)	(106,848,902)	(60,073,009)	(37,065,594)
27,121,508	(23,750,308)	(13,320,457)	(45,735,399)	36,854,872	15,850,866
71,911,446	(4,912,632)	13,029,931	(49,585,195)	65,327,339	28,392,038

276,716,364	281,628,996	174,136,415	223,721,610	230,118,668	201,726,630
$348,627,810	$276,716,364	$187,166,346	$174,136,415	$295,446,007	$230,118,668

4,150,002	4,600,002	3,450,002	4,600,002	3,600,002	3,350,002
2,400,000	700,000	550,000	1,250,000	1,600,000	900,000
(2,000,000)	(1,150,000)	(800,000)	(2,400,000)	(1,050,000)	(650,000)
4,550,002	4,150,002	3,200,002	3,450,002	4,150,002	3,600,002
See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund
Style Funds
Financial Highlights
For a share outstanding throughout each period

First Trust Large Cap Core AlphaDEX® Fund (FEX)

	Year Ended July 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$87.55	$81.83	$86.85	$62.29	$62.11
Income from investment operations:
Net investment income (loss)	1.18 (a)	1.35 (a)	1.01	0.71	0.93
Net realized and unrealized gain (loss)	12.60	5.74	(5.08)	24.55	0.20
Total from investment operations	13.78	7.09	(4.07)	25.26	1.13
Distributions paid to shareholders from:
Net investment income	(1.17)	(1.37)	(0.95)	(0.70)	(0.95)
Net asset value, end of period	$100.16	$87.55	$81.83	$86.85	$62.29
Total return (b)	15.89%	8.86%	(4.73)%	40.77%	1.95%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$1,242,042	$1,181,943	$1,104,730	$1,189,909	$924,980
Ratio of total expenses to average net assets	0.58%	0.60%	0.59%	0.59%	0.59%
Ratio of net investment income (loss) to average net assets	1.30%	1.67%	1.16%	0.94%	1.49%
Portfolio turnover rate (c)	88%	87%	87%	91%	104%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund
Style Funds
Financial Highlights (Continued)
For a share outstanding throughout each period

First Trust Mid Cap Core AlphaDEX® Fund (FNX)

	Year Ended July 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$101.01	$92.46	$99.26	$64.83	$69.86
Income from investment operations:
Net investment income (loss)	1.13 (a)	1.11 (a)	1.08	0.70	0.85
Net realized and unrealized gain (loss)	15.17	8.60	(6.74)	34.51	(4.93)
Total from investment operations	16.30	9.71	(5.66)	35.21	(4.08)
Distributions paid to shareholders from:
Net investment income	(1.19)	(1.16)	(1.14)	(0.78)	(0.95)
Net asset value, end of period	$116.12	$101.01	$92.46	$99.26	$64.83
Total return (b)	16.28%	10.70%	(5.74)%	54.62%	(5.86)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$1,225,117	$1,080,834	$975,495	$1,027,303	$589,912
Ratio of total expenses to average net assets	0.58%	0.60%	0.59%	0.59%	0.60%
Ratio of net investment income (loss) to average net assets	1.11%	1.22%	1.12%	0.79%	1.32%
Portfolio turnover rate (c)	103%	106%	95%	114%	115%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund
Style Funds
Financial Highlights (Continued)
For a share outstanding throughout each period

First Trust Small Cap Core AlphaDEX® Fund (FYX)

	Year Ended July 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$88.60	$84.49	$91.31	$55.98	$61.84
Income from investment operations:
Net investment income (loss)	1.11 (a)	0.95 (a)	1.05	0.61	0.51
Net realized and unrealized gain (loss)	11.57	4.13	(6.92)	35.35	(5.75)
Total from investment operations	12.68	5.08	(5.87)	35.96	(5.24)
Distributions paid to shareholders from:
Net investment income	(1.12)	(0.97)	(0.95)	(0.63)	(0.62)
Net asset value, end of period	$100.16	$88.60	$84.49	$91.31	$55.98
Total return (b)	14.47%	6.16%	(6.50)%	64.45%	(8.55)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$931,477	$872,703	$827,993	$917,700	$397,470
Ratio of total expenses to average net assets	0.59%	0.60%	0.59%	0.60%	0.61%
Ratio of net investment income (loss) to average net assets	1.27%	1.17%	1.18%	0.77%	0.93%
Portfolio turnover rate (c)	112%	109%	94%	116%	123%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund
Style Funds
Financial Highlights (Continued)
For a share outstanding throughout each period

First Trust Large Cap Value AlphaDEX® Fund (FTA)

	Year Ended July 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$70.36	$66.10	$65.80	$46.39	$52.79
Income from investment operations:
Net investment income (loss)	1.54 (a)	1.50 (a)	1.21	1.01	1.11
Net realized and unrealized gain (loss)	7.29	4.22	0.27 (b)	19.41	(6.28)
Total from investment operations	8.83	5.72	1.48	20.42	(5.17)
Distributions paid to shareholders from:
Net investment income	(1.54)	(1.46)	(1.18)	(1.01)	(1.23)
Net asset value, end of period	$77.65	$70.36	$66.10	$65.80	$46.39
Total return (c)	12.79%	8.90%	2.24%	44.43%	(9.84)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$1,223,065	$1,252,398	$1,160,039	$1,065,981	$617,016
Ratio of total expenses to average net assets	0.58%	0.60%	0.59%	0.59%	0.60%
Ratio of net investment income (loss) to average net assets	2.19%	2.27%	1.79%	1.76%	2.12%
Portfolio turnover rate (d)	81%	80%	75%	91%	94%

(a)	Based on average shares outstanding.
(b)
The per share amount does not correlate with the aggregate realized and unrealized gain (loss) due to the timing of the Fund share sales and repurchases in relation to market value fluctuation of the underlying investments.

(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund
Style Funds
Financial Highlights (Continued)
For a share outstanding throughout each period

First Trust Large Cap Growth AlphaDEX® Fund (FTC)

	Year Ended July 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$104.13	$96.84	$112.65	$82.09	$71.35
Income from investment operations:
Net investment income (loss)	0.37 (a)	0.93 (a)	0.37	(0.07)	0.55
Net realized and unrealized gain (loss)	19.25	7.36	(15.96)	30.67	10.80
Total from investment operations	19.62	8.29	(15.59)	30.60	11.35
Distributions paid to shareholders from:
Net investment income	(0.40)	(1.00)	(0.22)	(0.04)	(0.61)
Net asset value, end of period	$123.35	$104.13	$96.84	$112.65	$82.09
Total return (b)	18.89%	8.71%	(13.84)%	37.30%	16.10%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$1,104,024	$1,036,129	$929,704	$1,194,111	$989,147
Ratio of total expenses to average net assets	0.58%	0.60%	0.59%	0.59%	0.60%
Ratio of net investment income (loss) to average net assets	0.33%	0.98%	0.32%	(0.07)%	0.76%
Portfolio turnover rate (c)	116%	127%	121%	116%	138%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund
Style Funds
Financial Highlights (Continued)
For a share outstanding throughout each period

First Trust Multi Cap Value AlphaDEX® Fund (FAB)

	Year Ended July 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$75.69	$70.76	$71.04	$46.72	$54.39
Income from investment operations:
Net investment income (loss)	1.52 (a)	1.38 (a)	1.20	0.84	0.95
Net realized and unrealized gain (loss)	9.47	4.94	(0.35)	24.34	(7.54)
Total from investment operations	10.99	6.32	0.85	25.18	(6.59)
Distributions paid to shareholders from:
Net investment income	(1.54)	(1.39)	(1.13)	(0.86)	(1.08)
Net asset value, end of period	$85.14	$75.69	$70.76	$71.04	$46.72
Total return (b)	14.76%	9.19%	1.20%	54.35%	(12.24)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$148,991	$174,084	$176,894	$166,942	$51,387
Ratio of total expenses to average net assets	0.64%	0.64%	0.66%	0.69%	0.74%
Ratio of net expenses to average net assets	0.64%	0.64%	0.66%	0.69%	0.70%
Ratio of net investment income (loss) to average net assets	2.01%	1.96%	1.64%	1.43%	1.86%
Portfolio turnover rate (c)	87%	85%	76%	92%	98%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(c)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund
Style Funds
Financial Highlights (Continued)
For a share outstanding throughout each period

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)

	Year Ended July 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$109.30	$101.49	$119.58	$83.11	$75.90
Income from investment operations:
Net investment income (loss)	0.31 (a)	0.72 (a)	0.46	(0.11)	0.42
Net realized and unrealized gain (loss)	17.64	7.81	(18.27)	36.71	7.27
Total from investment operations	17.95	8.53	(17.81)	36.60	7.69
Distributions paid to shareholders from:
Net investment income	(0.31)	(0.72)	(0.28)	(0.13)	(0.48)
Net asset value, end of period	$126.94	$109.30	$101.49	$119.58	$83.11
Total return (b)	16.47%	8.50%	(14.91)%	44.10%	10.23%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$209,445	$180,346	$182,686	$221,229	$170,367
Ratio of total expenses to average net assets	0.62%	0.64%	0.63%	0.63%	0.63%
Ratio of net investment income (loss) to average net assets	0.28%	0.72%	0.39%	(0.09)%	0.56%
Portfolio turnover rate (c)	115%	125%	115%	104%	123%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund
Style Funds
Financial Highlights (Continued)
For a share outstanding throughout each period

First Trust Mid Cap Value AlphaDEX® Fund (FNK)

	Year Ended July 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$49.00	$44.58	$44.69	$27.71	$34.67
Income from investment operations:
Net investment income (loss)	0.88 (a)	0.78 (a)	0.74	0.54	0.63
Net realized and unrealized gain (loss)	6.69	4.42	(0.16)	16.98	(6.86)
Total from investment operations	7.57	5.20	0.58	17.52	(6.23)
Distributions paid to shareholders from:
Net investment income	(0.89)	(0.78)	(0.69)	(0.54)	(0.73)
Net asset value, end of period	$55.68	$49.00	$44.58	$44.69	$27.71
Total return (b)	15.68%	11.95%	1.31%	63.76%	(18.19)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$228,290	$237,648	$222,894	$140,774	$34,636
Ratio of total expenses to average net assets	0.70%	0.70%	0.70%	0.70%	0.70%
Ratio of net investment income (loss) to average net assets	1.79%	1.77%	1.63%	1.33%	2.04%
Portfolio turnover rate (c)	98%	102%	84%	102%	107%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund
Style Funds
Financial Highlights (Continued)
For a share outstanding throughout each period

First Trust Mid Cap Growth AlphaDEX® Fund (FNY)

	Year Ended July 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$66.68	$61.22	$73.58	$51.23	$46.59
Income from investment operations:
Net investment income (loss)	0.05 (a)	0.21 (a)	0.01	(0.18)	0.11
Net realized and unrealized gain (loss)	9.95	5.49	(12.37)	22.69	4.67
Total from investment operations	10.00	5.70	(12.36)	22.51	4.78
Distributions paid to shareholders from:
Net investment income	(0.06)	(0.24)	—	(0.16)	(0.14)
Net asset value, end of period	$76.62	$66.68	$61.22	$73.58	$51.23
Total return (b)	15.01%	9.37%	(16.80)%	44.02%	10.28%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$348,628	$276,716	$281,629	$463,572	$338,149
Ratio of total expenses to average net assets	0.70%	0.70%	0.70%	0.70%	0.70%
Ratio of net investment income (loss) to average net assets	0.07%	0.35%	0.09%	(0.24)%	0.23%
Portfolio turnover rate (c)	134%	142%	136%	138%	135%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund
Style Funds
Financial Highlights (Continued)
For a share outstanding throughout each period

First Trust Small Cap Value AlphaDEX® Fund (FYT)

	Year Ended July 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$50.47	$48.64	$50.28	$30.78	$34.66
Income from investment operations:
Net investment income (loss)	0.87 (a)	0.66 (a)	0.67	0.45	0.38
Net realized and unrealized gain (loss)	7.95	1.96 (b)	(1.69)	19.52	(3.75)
Total from investment operations	8.82	2.62	(1.02)	19.97	(3.37)
Distributions paid to shareholders from:
Net investment income	(0.80)	(0.79)	(0.62)	(0.47)	(0.51)
Net asset value, end of period	$58.49	$50.47	$48.64	$50.28	$30.78
Total return (c)	17.68%	5.61%	(2.06)%	65.22%	(9.83)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$187,166	$174,136	$223,722	$268,991	$46,176
Ratio of total expenses to average net assets	0.70%	0.70%	0.70%	0.70%	0.70%
Ratio of net investment income (loss) to average net assets	1.71%	1.42%	1.29%	1.08%	1.18%
Portfolio turnover rate (d)	114%	110%	90%	109%	120%

(a)	Based on average shares outstanding.
(b)
The per share amount does not correlate with the aggregate realized and unrealized gain (loss) due to the timing of the Fund share sales and repurchases in relation to market value fluctuation of the underlying investments.

(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund
Style Funds
Financial Highlights (Continued)
For a share outstanding throughout each period

First Trust Small Cap Growth AlphaDEX® Fund (FYC)

	Year Ended July 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$63.92	$60.22	$71.14	$44.46	$46.87
Income from investment operations:
Net investment income (loss)	0.23 (a)	0.36 (a)	0.54	0.03	0.17
Net realized and unrealized gain (loss)	7.34	3.47	(10.99)	26.72	(2.40)
Total from investment operations	7.57	3.83	(10.45)	26.75	(2.23)
Distributions paid to shareholders from:
Net investment income	(0.30)	(0.13)	(0.47)	(0.07)	(0.18)
Net asset value, end of period	$71.19	$63.92	$60.22	$71.14	$44.46
Total return (b)	11.92%	6.38%	(14.81)%	60.24%	(4.79)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$295,446	$230,119	$201,727	$394,827	$146,704
Ratio of total expenses to average net assets	0.70%	0.70%	0.70%	0.70%	0.70%
Ratio of net investment income (loss) to average net assets	0.37%	0.62%	0.88%	0.02%	0.44%
Portfolio turnover rate (c)	141%	140%	132%	151%	137%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

Notes to Financial Statements
First Trust Exchange-Traded AlphaDEX® Fund
Style Funds
July 31, 2024
1. Organization
First Trust Exchange-Traded AlphaDEX® Fund (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on December 6, 2006, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
This report covers the eleven Style Funds (each a “Fund” and collectively, the “Funds”) listed below, each a diversified series of the Trust. The shares of each Style Fund are listed and traded on Nasdaq, Inc. (“Nasdaq”).

First Trust Large Cap Core AlphaDEX® Fund – (ticker “FEX”)
First Trust Mid Cap Core AlphaDEX® Fund – (ticker “FNX”)
First Trust Small Cap Core AlphaDEX® Fund – (ticker “FYX”)
First Trust Large Cap Value AlphaDEX® Fund – (ticker “FTA”)
First Trust Large Cap Growth AlphaDEX® Fund – (ticker “FTC”)
First Trust Multi Cap Value AlphaDEX® Fund – (ticker “FAB”)
First Trust Multi Cap Growth AlphaDEX® Fund – (ticker “FAD”)
First Trust Mid Cap Value AlphaDEX® Fund – (ticker “FNK”)
First Trust Mid Cap Growth AlphaDEX® Fund – (ticker “FNY”)
First Trust Small Cap Value AlphaDEX® Fund – (ticker “FYT”)
First Trust Small Cap Growth AlphaDEX® Fund – (ticker “FYC”)
Each Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.” The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of the following indices:

Fund	Index
First Trust Large Cap Core AlphaDEX® Fund	Nasdaq AlphaDEX® Large Cap CoreTM Index
First Trust Mid Cap Core AlphaDEX® Fund	Nasdaq AlphaDEX® Mid Cap CoreTM Index
First Trust Small Cap Core AlphaDEX® Fund	Nasdaq AlphaDEX® Small Cap CoreTM Index
First Trust Large Cap Value AlphaDEX® Fund	Nasdaq AlphaDEX® Large Cap ValueTM Index
First Trust Large Cap Growth AlphaDEX® Fund	Nasdaq AlphaDEX® Large Cap GrowthTM Index
First Trust Multi Cap Value AlphaDEX® Fund	Nasdaq AlphaDEX® Multi Cap ValueTM Index
First Trust Multi Cap Growth AlphaDEX® Fund	Nasdaq AlphaDEX® Multi Cap GrowthTM Index
First Trust Mid Cap Value AlphaDEX® Fund	Nasdaq AlphaDEX® Mid Cap ValueTM Index
First Trust Mid Cap Growth AlphaDEX® Fund	Nasdaq AlphaDEX® Mid Cap GrowthTM Index
First Trust Small Cap Value AlphaDEX® Fund	Nasdaq AlphaDEX® Small Cap ValueTM Index
First Trust Small Cap Growth AlphaDEX® Fund	Nasdaq AlphaDEX® Small Cap GrowthTM Index
2. Significant Accounting Policies
The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
Each Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund
Style Funds
July 31, 2024
Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:
Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.
Shares of open-end funds are valued based on NAV per share.
Equity securities traded in an over-the-counter market are valued at the close price or the last trade price.
Overnight repurchase agreements are valued at amortized cost when it represents the most appropriate reflection of fair market value.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
 1)
the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price;
 2)
the type of security;
 3)
the size of the holding;
 4)
the initial cost of the security;
 5)
transactions in comparable securities;
 6)
price quotes from dealers and/or third-party pricing services;
 7)
relationships among various securities;
 8)
information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
 9)
an analysis of the issuer’s financial statements;
10)
the existence of merger proposals or tender offers that might affect the value of the security; and
11)
other relevant factors.
In addition, differences between the prices used to calculate a Fund’s NAV and the prices used by such Fund’s corresponding index could result in a difference between a Fund’s performance and the performance of its underlying index.
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund
Style Funds
July 31, 2024
•  Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•  Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o  Quoted prices for similar investments in active markets.
o  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o  Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•  Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of July 31, 2024, is included with each Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.
Withholding taxes and tax reclaims on foreign dividends have been provided for in accordance with each Fund’s understanding of the applicable country’s tax rules and rates.
Distributions received from a Fund’s investments in real estate investment trusts (“REITs”) may be comprised of return of capital, capital gains and income. The actual character of the amounts received during the year is not known until after the REITs’ fiscal year end. A Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by a Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.
C. Offsetting on the Statements of Assets and Liabilities
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset on the Statements of Assets and Liabilities and disclose instruments and transactions subject to master netting or similar agreements. These disclosure requirements are intended to help investors and other financial statement users better assess the effect or potential effect of offsetting arrangements on a Fund’s financial position. The transactions subject to offsetting disclosures are derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions.
This disclosure, if applicable, is included within each Fund’s Portfolio of Investments under the heading “Offsetting Assets and Liabilities.” For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements (“MNAs”) or similar agreements on the Statements of Assets and Liabilities. MNAs provide the right, in the event of default (including bankruptcy and insolvency), for the non-defaulting counterparty to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral.
D. Securities Lending
The Funds may lend securities representing up to 33 1/3% of the value of their total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund’s loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund
Style Funds
July 31, 2024
value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Funds.
Under the Funds’ Securities Lending Agency Agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. Brown Brothers Harriman & Co. (“BBH”) acts as FNX’s securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers. Prior to June 10, 2024, FEX, FYX, FTA, FTC, FAB, FAD, FNK, FNY, and FYT’s securities lending agent was BBH. For FYC, and effective June 10, 2024, for FEX, FYX, FTA, FTC, FAB, FAD, FNK, FNY, and FYT, the Bank of New York Mellon (“BNY”) acts as the Funds’ securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities. Compensation can be in the form of fees received from the securities lending agent or dividends or interest earned from the investment of cash collateral. The fees received from the securities lending agent are accrued daily. The dividend and interest earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At July 31, 2024, all the Funds except FEX, FTA, and FTC had securities in the securities lending program. During the fiscal year ended July 31, 2024, all the Funds participated in the securities lending program.
In the event of a default by a borrower with respect to any loan, BBH or BNY will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by BBH or BNY to exercise these remedies, a Fund sustains losses as a result of a borrower’s default, BBH or BNY will indemnify the Fund by purchasing replacement securities at its own expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Trust on behalf of the Funds and BBH or BNY.
E. Repurchase Agreements
Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.
MRAs govern transactions between a Fund and select counterparties. The MRAs contain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase agreements.
Repurchase agreements received for lending securities are collateralized by U.S. Treasury securities. The U.S. Treasury securities are held in a joint custody account at BBH or BNY on behalf of the Funds participating in the securities lending program. In the event the counterparty defaults on the repurchase agreement, the U.S. Treasury securities can either be maintained as part of a Fund’s portfolio or sold for cash. A Fund could suffer a loss to the extent that the proceeds from the sale of the underlying collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with the delay and enforcement of the MRA.
While the Funds may invest in repurchase agreements, any repurchase agreements held by the Funds during the fiscal year ended July 31, 2024, were received as collateral for lending securities.
F. Restricted Securities
As of July 31, 2024, FAD and FYC held restricted securities as shown in the following tables that the Advisor has deemed illiquid pursuant to procedures adopted by FAD and FYC’s Board of Trustees.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund
Style Funds
July 31, 2024

Security	Acquisition Date	Shares	Current Price	Carrying Cost	Value	% of Net Assets
FAD
OmniAb, Inc. - 12.5 Earnout Shares	11/02/22	162	$0.00	$0	$0	0.00%
OmniAb, Inc. - 15 Earnout Shares	11/02/22	162	0.00	0	0	0.00
				$0	$0	0.00%
FYC
OmniAb, Inc. - 12.5 Earnout Shares	11/02/22	1,080	0.00	0	0	0.00
OmniAb, Inc. - 15 Earnout Shares	11/02/22	1,080	0.00	0	0	0.00
				$0	$0	0.00%
G. Dividends and Distributions to Shareholders
Dividends from net investment income of each Fund, if any, are declared and paid quarterly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by each Fund, if any, are distributed at least annually. Each Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on significantly modified portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.
The tax character of distributions paid by each Fund during the fiscal year ended July 31, 2024 was as follows:

	Distributions paid from Ordinary Income	Distributions paid from Capital Gains	Distributions paid from Return of Capital
First Trust Large Cap Core AlphaDEX® Fund	$14,726,322	$—	$—
First Trust Mid Cap Core AlphaDEX® Fund	12,749,047	—	—
First Trust Small Cap Core AlphaDEX® Fund	10,612,872	—	—
First Trust Large Cap Value AlphaDEX® Fund	25,622,313	—	—
First Trust Large Cap Growth AlphaDEX® Fund	3,780,021	—	—
First Trust Multi Cap Value AlphaDEX® Fund	3,164,113	—	—
First Trust Multi Cap Growth AlphaDEX® Fund	496,106	—	—
First Trust Mid Cap Value AlphaDEX® Fund	4,050,401	—	—
First Trust Mid Cap Growth AlphaDEX® Fund	275,455	—	—
First Trust Small Cap Value AlphaDEX® Fund	2,728,477	—	—
First Trust Small Cap Growth AlphaDEX® Fund	1,221,196	—	—
The tax character of distributions paid by each Fund during the fiscal year ended July 31, 2023 was as follows:

	Distributions paid from Ordinary Income	Distributions paid from Capital Gains	Distributions paid from Return of Capital
First Trust Large Cap Core AlphaDEX® Fund	$18,821,067	$—	$—
First Trust Mid Cap Core AlphaDEX® Fund	12,566,002	—	—
First Trust Small Cap Core AlphaDEX® Fund	9,564,637	—	—
First Trust Large Cap Value AlphaDEX® Fund	26,595,703	—	—
First Trust Large Cap Growth AlphaDEX® Fund	9,713,938	—	—
First Trust Multi Cap Value AlphaDEX® Fund	3,751,808	—	—

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund
Style Funds
July 31, 2024
	Distributions paid from Ordinary Income	Distributions paid from Capital Gains	Distributions paid from Return of Capital
First Trust Multi Cap Growth AlphaDEX® Fund	$1,227,461	$—	$—
First Trust Mid Cap Value AlphaDEX® Fund	4,162,527	—	—
First Trust Mid Cap Growth AlphaDEX® Fund	1,037,481	—	—
First Trust Small Cap Value AlphaDEX® Fund	3,120,867	—	—
First Trust Small Cap Growth AlphaDEX® Fund	476,050	—	—
As of July 31, 2024, the components of distributable earnings on a tax basis for each Fund were as follows:

	Undistributed Ordinary Income	Accumulated Capital and Other Gain (Loss)	Net Unrealized Appreciation (Depreciation)
First Trust Large Cap Core AlphaDEX® Fund	$1,675,551	$(278,103,907)	$194,086,258
First Trust Mid Cap Core AlphaDEX® Fund	2,815,228	(303,630,402)	209,450,642
First Trust Small Cap Core AlphaDEX® Fund	3,144,545	(360,738,367)	162,606,298
First Trust Large Cap Value AlphaDEX® Fund	2,901,766	(257,138,317)	117,362,437
First Trust Large Cap Growth AlphaDEX® Fund	178,717	(241,855,966)	216,550,520
First Trust Multi Cap Value AlphaDEX® Fund	316,790	(48,075,386)	14,615,294
First Trust Multi Cap Growth AlphaDEX® Fund	509,554	(72,140,268)	43,969,924
First Trust Mid Cap Value AlphaDEX® Fund	388,787	(60,438,900)	25,844,605
First Trust Mid Cap Growth AlphaDEX® Fund	1,303,528	(158,065,926)	61,137,546
First Trust Small Cap Value AlphaDEX® Fund	284,974	(66,852,224)	18,715,139
First Trust Small Cap Growth AlphaDEX® Fund	1,388,421	(183,227,660)	56,304,188
H. Income Taxes
Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable years ended 2021, 2022, 2023, and 2024 remain open to federal and state audit. As of July 31, 2024, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds’ financial statements for uncertain tax positions.
Each Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. Each Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At July 31, 2024, for federal income tax purposes, each applicable Fund had a capital loss carryforward available that is shown in the following table, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to each applicable Fund’s shareholders.

Non-Expiring Capital Loss Carryforwards
First Trust Large Cap Core AlphaDEX® Fund	$278,103,907
First Trust Mid Cap Core AlphaDEX® Fund	303,630,402
First Trust Small Cap Core AlphaDEX® Fund	360,738,367

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund
Style Funds
July 31, 2024
Non-Expiring Capital Loss Carryforwards
First Trust Large Cap Value AlphaDEX® Fund	$257,138,317
First Trust Large Cap Growth AlphaDEX® Fund	241,855,966
First Trust Multi Cap Value AlphaDEX® Fund	48,075,386
First Trust Multi Cap Growth AlphaDEX® Fund	72,140,268
First Trust Mid Cap Value AlphaDEX® Fund	60,438,900
First Trust Mid Cap Growth AlphaDEX® Fund	158,065,926
First Trust Small Cap Value AlphaDEX® Fund	66,852,224
First Trust Small Cap Growth AlphaDEX® Fund	183,227,660
During the taxable year ended July 31, 2024, the following Funds utilized capital loss carryforwards in the following amounts:

Capital Loss Utilized
First Trust Large Cap Core AlphaDEX® Fund	$14,846,985
First Trust Small Cap Core AlphaDEX® Fund	20,950,091
First Trust Large Cap Growth AlphaDEX® Fund	17,776,042
First Trust Multi Cap Value AlphaDEX® Fund	1,165,008
First Trust Multi Cap Growth AlphaDEX® Fund	11,105
First Trust Small Cap Value AlphaDEX® Fund	6,438,757
Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended July 31, 2024, the Funds had no net late year ordinary or capital losses.
In order to present paid-in capital and accumulated distributable earnings (loss) (which consists of accumulated net investment income (loss), accumulated net realized gain (loss) on investments and net unrealized appreciation (depreciation) on investments) on the Statements of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to paid-in capital, accumulated net investment income (loss) and accumulated net realized gain (loss) on investments. These adjustments are primarily due to the difference between book and tax treatments of income and gains on various investment securities held by the Funds and in-kind transactions. The results of operations and net assets were not affected by these adjustments. For the fiscal year ended July 31, 2024, the adjustments for each Fund were as follows:

	Accumulated Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss) on Investments	Paid-In Capital
First Trust Large Cap Core AlphaDEX® Fund	$(15,718)	$(101,168,472)	$101,184,190
First Trust Mid Cap Core AlphaDEX® Fund	1,091,456	(104,771,203)	103,679,747
First Trust Small Cap Core AlphaDEX® Fund	2,916,528	(16,957,891)	14,041,363
First Trust Large Cap Value AlphaDEX® Fund	—	(80,058,466)	80,058,466
First Trust Large Cap Growth AlphaDEX® Fund	—	(122,613,679)	122,613,679
First Trust Multi Cap Value AlphaDEX® Fund	2,972	(5,233,035)	5,230,063
First Trust Multi Cap Growth AlphaDEX® Fund	126,003	(16,318,204)	16,192,201
First Trust Mid Cap Value AlphaDEX® Fund	22,149	(19,254,715)	19,232,566
First Trust Mid Cap Growth AlphaDEX® Fund	446,740	(35,172,479)	34,725,739
First Trust Small Cap Value AlphaDEX® Fund	(4,166)	(5,387,628)	5,391,794
First Trust Small Cap Growth AlphaDEX® Fund	1,584,804	(8,343,283)	6,758,479

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund
Style Funds
July 31, 2024
As of July 31, 2024, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
First Trust Large Cap Core AlphaDEX® Fund	$1,047,906,393	$221,743,661	$(27,657,403)	$194,086,258
First Trust Mid Cap Core AlphaDEX® Fund	1,018,556,999	234,771,225	(25,320,583)	209,450,642
First Trust Small Cap Core AlphaDEX® Fund	780,204,071	187,350,077	(24,743,779)	162,606,298
First Trust Large Cap Value AlphaDEX® Fund	1,105,278,012	155,547,703	(38,185,266)	117,362,437
First Trust Large Cap Growth AlphaDEX® Fund	887,862,570	232,846,891	(16,296,371)	216,550,520
First Trust Multi Cap Value AlphaDEX® Fund	134,853,536	20,381,694	(5,766,400)	14,615,294
First Trust Multi Cap Growth AlphaDEX® Fund	167,268,677	46,660,103	(2,690,179)	43,969,924
First Trust Mid Cap Value AlphaDEX® Fund	202,776,117	32,968,085	(7,123,480)	25,844,605
First Trust Mid Cap Growth AlphaDEX® Fund	290,013,226	65,378,179	(4,240,633)	61,137,546
First Trust Small Cap Value AlphaDEX® Fund	170,766,577	26,970,703	(8,255,564)	18,715,139
First Trust Small Cap Growth AlphaDEX® Fund	245,355,704	60,689,780	(4,385,592)	56,304,188
I. Expenses
Expenses that are directly related to one of the Funds are charged directly to the respective Fund, except for First Trust Mid Cap Value AlphaDEX® Fund, First Trust Mid Cap Growth AlphaDEX® Fund, First Trust Small Cap Value AlphaDEX® Fund and First Trust Small Cap Growth AlphaDEX® Fund (the “Unitary Fee Funds”), for which expenses other than excluded expenses (discussed in Note 3) are paid by the Advisor. General expenses of the Trust are allocated to all the Funds based upon the net assets of each Fund.
First Trust Portfolios L.P. (“FTP”) has entered into licensing agreements with Nasdaq for each of the Style Funds. The license agreements allow for the use by FTP of certain trademarks and trade names. The Funds and First Trust are sub-licensees to the applicable license agreement. The Funds, except for the Unitary Fee Funds, are required to pay licensing fees, which are shown on the Statements of Operations. The licensing fees for the Unitary Fee Funds are paid by First Trust from the unitary investment advisory fees it receives from each of these Funds.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund’s portfolio, managing the Funds’ business affairs and providing certain administrative services necessary for the management of the Funds.
For the Unitary Fee Funds, First Trust is paid an annual unitary management fee based on a percentage of each Fund’s average daily net assets and is responsible for the expenses of such Fund including the cost of transfer agency, custody, fund administration, legal, audit, license and other services, and excluding fee payments under the Investment Management Agreement, distribution and service fees pursuant to a Rule 12b-1 plan, if any, brokerage expenses, acquired fund fees and expenses, taxes, interest, and extraordinary expenses. The annual unitary management fee payable by each Fund to First Trust for these services will be reduced at certain levels of each Fund’s net assets (“breakpoints”) and calculated pursuant to the following schedule:

Breakpoints
Fund net assets up to and including $2.5 billion	0.7000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.6825%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.6650%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.6475%
Fund net assets greater than $10 billion up to and including $15 billion	0.6300%
Fund net assets greater than $15 billion	0.5950%

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund
Style Funds
July 31, 2024
For the First Trust Large Cap Core AlphaDEX® Fund, First Trust Mid Cap Core AlphaDEX® Fund, First Trust Small Cap Core AlphaDEX® Fund, First Trust Large Cap Value AlphaDEX® Fund, First Trust Large Cap Growth AlphaDEX® Fund, First Trust Multi Cap Value AlphaDEX® Fund and First Trust Multi Cap Growth AlphaDEX® Fund (the “Non-Unitary Fee Funds”), First Trust is paid an annual management fee based on a percentage of each Fund’s average daily net assets and calculated pursuant to the following schedule:

Breakpoints
Fund net assets up to and including $2.5 billion	0.5000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.4875%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.4750%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.4625%
Fund net assets greater than $10 billion up to and including $15 billion	0.4500%
Fund net assets greater than $15 billion	0.4250%
For the Non-Unitary Fee Funds, the Trust and First Trust have entered into an Expense Reimbursement and Fee Waiver Agreement (“Agreement”) in which First Trust has agreed to waive fees and/or reimburse Fund expenses to the extent that the operating expenses of each such Fund (excluding interest expense, brokerage commissions and other trading expenses, acquired fund fees and expenses, taxes and extraordinary expenses) exceed 0.70% of average daily net assets per year (the “Expense Cap”). These Funds will have the Expense Cap in effect until at least November 30, 2025. For the fiscal year ended July 31, 2024, there were no fees waived or expenses reimbursed by First Trust for these Funds.
The Trust has multiple service agreements with BNY. Under the service agreements, BNY performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNY is responsible for custody of each Fund’s assets. As fund accountant and administrator, BNY is responsible for maintaining the books and records of each Fund’s securities and cash. As transfer agent, BNY is responsible for maintaining shareholder records for each Fund. BNY is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation Committee, the Vice Chair of the Audit Committee, the Lead Independent Trustee and the Vice Lead Independent Trustee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Committee Chairs, the Audit Committee Vice Chair, the Lead Independent Trustee and the Vice Lead Independent Trustee rotate periodically in serving in such capacities. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
For the fiscal year ended July 31, 2024, the cost of purchases and proceeds from sales of investments for each Fund, excluding short-term investments and in-kind transactions, were as follows:

	Purchases	Sales
First Trust Large Cap Core AlphaDEX® Fund	$1,008,237,933	$1,007,842,678
First Trust Mid Cap Core AlphaDEX® Fund	1,136,371,793	1,136,401,170
First Trust Small Cap Core AlphaDEX® Fund	944,208,174	942,186,942
First Trust Large Cap Value AlphaDEX® Fund	946,427,435	946,412,982
First Trust Large Cap Growth AlphaDEX® Fund	1,215,318,189	1,216,242,947
First Trust Multi Cap Value AlphaDEX® Fund	136,718,254	136,927,843
First Trust Multi Cap Growth AlphaDEX® Fund	207,839,031	207,759,921
First Trust Mid Cap Value AlphaDEX® Fund	219,482,509	219,355,800
First Trust Mid Cap Growth AlphaDEX® Fund	403,004,070	402,961,918
First Trust Small Cap Value AlphaDEX® Fund	202,976,287	202,656,543

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund
Style Funds
July 31, 2024
	Purchases	Sales
First Trust Small Cap Growth AlphaDEX® Fund	$353,659,828	$353,202,036
For the fiscal year ended July 31, 2024, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:

	Purchases	Sales
First Trust Large Cap Core AlphaDEX® Fund	$320,698,821	$411,882,837
First Trust Mid Cap Core AlphaDEX® Fund	397,442,781	410,502,974
First Trust Small Cap Core AlphaDEX® Fund	40,287,397	85,519,926
First Trust Large Cap Value AlphaDEX® Fund	280,182,989	420,081,234
First Trust Large Cap Growth AlphaDEX® Fund	393,631,468	504,304,352
First Trust Multi Cap Value AlphaDEX® Fund	3,637,993	46,038,081
First Trust Multi Cap Growth AlphaDEX® Fund	60,470,709	58,775,735
First Trust Mid Cap Value AlphaDEX® Fund	84,827,432	121,392,345
First Trust Mid Cap Growth AlphaDEX® Fund	167,127,100	140,152,465
First Trust Small Cap Value AlphaDEX® Fund	28,846,850	42,141,264
First Trust Small Cap Growth AlphaDEX® Fund	96,794,250	59,991,215
5. Creations, Redemptions and Transaction Fees
Each Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with a Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in Creation Units. Prior to the start of trading on every business day, a Fund publishes through the National Securities Clearing Corporation the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of a Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of a Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in a Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of a Fund’s shares at or close to the NAV per share of the Fund.
Each Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
Each Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by a Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
6. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse FTP, the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund
Style Funds
July 31, 2024
provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before November 30, 2025.
7. Indemnification
The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
8. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of First Trust Exchange-Traded AlphaDEX® Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of First Trust Large Cap Core AlphaDEX® Fund, First Trust Mid Cap Core AlphaDEX® Fund, First Trust Small Cap Core AlphaDEX® Fund, First Trust Large Cap Value AlphaDEX® Fund, First Trust Large Cap Growth AlphaDEX® Fund, First Trust Multi Cap Value AlphaDEX® Fund, First Trust Multi Cap Growth AlphaDEX® Fund, First Trust Mid Cap Value AlphaDEX® Fund, First Trust Mid Cap Growth AlphaDEX® Fund, First Trust Small Cap Value AlphaDEX® Fund, and First Trust Small Cap Growth AlphaDEX® Fund (the “Funds”), each a series of the First Trust Exchange-Traded AlphaDEX® Fund, including the portfolios of investments, as of July 31, 2024, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of July 31, 2024, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche, LLP
Chicago, Illinois
September 20, 2024
We have served as the auditor of one or more First Trust investment companies since 2001.

Other Information
First Trust Exchange-Traded AlphaDEX® Fund
Style Funds
July 31, 2024 (Unaudited)
Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
There were no changes in or disagreements with the Funds’ accountants during the fiscal year ended July 31, 2024.
Proxy Disclosures (Item 9 of Form N-CSR)
There were no matters submitted for vote by shareholders of any Fund during the fiscal year ended July 31, 2024.
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
For the Non-Unitary Fee Funds (as defined in the Notes to Financial Statements), the applicable aggregate remuneration paid by each Fund during the period covered by the report is included in the Statements of Operations. For the Unitary Fee Funds (as defined in the Notes to Financial Statements), Independent Trustees and any member of any advisory board of each Fund are compensated through the unitary management fee paid by each Fund to the advisor and not directly by each Fund. The investment advisory fee paid is included in the Statements of Operations.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form N-CSR)
The Board of Trustees of First Trust Exchange-Traded AlphaDEX® Fund (the “Trust”), including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreements (as applicable to a specific Fund, the “Agreement” and collectively, the “Agreements”) with First Trust Advisors L.P. (the “Advisor”) on behalf of the following series of the Trust (each a “Fund” and collectively, the “Funds”):
First Trust Large Cap Core AlphaDEX® Fund (FEX)
First Trust Large Cap Growth AlphaDEX® Fund (FTC)
First Trust Large Cap Value AlphaDEX® Fund (FTA)
First Trust Mid Cap Core AlphaDEX® Fund (FNX)
First Trust Mid Cap Growth AlphaDEX® Fund (FNY)
First Trust Mid Cap Value AlphaDEX® Fund (FNK)
First Trust Multi Cap Growth AlphaDEX® Fund (FAD)
First Trust Multi Cap Value AlphaDEX® Fund (FAB)
First Trust Small Cap Core AlphaDEX® Fund (FYX)
First Trust Small Cap Growth AlphaDEX® Fund (FYC)
First Trust Small Cap Value AlphaDEX® Fund (FYT)
The Board approved the continuation of the Agreement for each Fund for a one-year period ending June 30, 2025 at a meeting held on June 2–3, 2024. The Board determined for each Fund that the continuation of the Agreement is in the best interests of the Fund in light of the nature, extent and quality of the services provided and such other matters as the Board considered to be relevant in the exercise of its business judgment.
To reach this determination for each Fund, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. At meetings held on April 16, 2024, April 25, 2024 and June 2–3, 2024, the Board, including the Independent Trustees, reviewed materials provided by the Advisor responding to requests for information from counsel to the Independent Trustees, submitted on behalf of the Independent Trustees, that, among other things, outlined: the services provided by the Advisor to each Fund (including the relevant personnel responsible for these services and their experience); the advisory or unitary fee rate schedule payable by each Fund as compared to fees charged to a peer group of funds (the “Expense Group”) and a broad peer universe of funds (the “Expense Universe”), each assembled by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent source, and as compared to fees charged to other clients of the Advisor, including other exchange-traded funds (“ETFs”) managed by the Advisor; the expense ratio of each Fund as compared to expense ratios of the funds in the Fund’s Expense Group and Expense Universe; performance information for each Fund, including comparisons of each Fund’s performance to that of one or more relevant benchmark indexes and to that of a performance group of funds and a broad performance universe of funds (the “Performance Universe”), each assembled by Broadridge; the nature of expenses incurred in providing services to each Fund and the potential for the Advisor to realize economies of scale, if any; profitability and other financial data for the

Other Information (Continued)
First Trust Exchange-Traded AlphaDEX® Fund
Style Funds
July 31, 2024 (Unaudited)
Advisor; any indirect benefits to the Advisor and its affiliate, First Trust Portfolios L.P. (“FTP”); and information on the Advisor’s compliance program. The Board reviewed initial materials with the Advisor at the meeting held on April 25, 2024, prior to which the Independent Trustees and their counsel met separately to discuss the information provided by the Advisor. Following the April 25, 2024 meeting, counsel to the Independent Trustees, on behalf of the Independent Trustees, requested certain clarifications and supplements to the materials provided, and the information provided in response to those requests was considered at an executive session of the Independent Trustees and their counsel held prior to the June 2–3, 2024 meeting, as well as at the June meeting. The Board applied its business judgment to determine whether the arrangement between the Trust and the Advisor continues to be a reasonable business arrangement from each Fund’s perspective. The Board determined that, given the totality of the information provided with respect to the Agreements, the Board had received sufficient information to renew the Agreements. The Board considered that shareholders chose to invest or remain invested in a Fund knowing that the Advisor manages the Fund and knowing the Fund’s advisory or unitary fee.
In reviewing the Agreement for each Fund, the Board considered the nature, extent and quality of the services provided by the Advisor under the Agreement. The Board considered that the Advisor is responsible for the overall management and administration of the Trust and each Fund and reviewed all of the services provided by the Advisor to the Funds, as well as the background and experience of the persons responsible for such services. In reviewing the services provided, the Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the Advisor’s and each Fund’s compliance with the 1940 Act, as well as each Fund’s compliance with its investment objective, policies and restrictions. The Board also considered a report from the Advisor with respect to its risk management functions related to the operation of the Funds. Finally, as part of the Board’s consideration of the Advisor’s services, the Advisor, in its written materials and at the April 25, 2024 meeting, described to the Board the scope of its ongoing investment in additional personnel and infrastructure to maintain and improve the quality of services provided to the Funds and the other funds in the First Trust Fund Complex. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services provided to the Trust and each Fund by the Advisor under the Agreements have been and are expected to remain satisfactory and that the Advisor has managed each Fund consistent with its investment objective, policies and restrictions.
For FEX, FTC, FTA, FNX, FAD, FAB and FYX (the “Non-Unitary Fee Funds”), the Board considered the advisory fee rate schedule payable by each Non-Unitary Fee Fund under the applicable Agreement for the services provided. The Board considered that the Advisor agreed to extend the current expense cap for each Non-Unitary Fee Fund through November 30, 2025.
For FNY, FNK, FYC and FYT (the “Unitary Fee Funds”), the Board considered the unitary fee rate schedule payable by each Unitary Fee Fund under the applicable Agreement for the services provided. The Board considered that as part of the unitary fee the Advisor is responsible for each Unitary Fee Fund’s expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services and license fees, if any, but excluding the fee payment under the applicable Agreement and interest, taxes, acquired fund fees and expenses, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, if any.
The Board received and reviewed information showing the fee rates and expense ratios of the peer funds in the Expense Groups, as well as advisory and unitary fee rates charged by the Advisor to other fund (including ETFs) and non-fund clients, as applicable. Because each Fund’s Expense Group included peer funds that pay a unitary fee and because each Unitary Fee Fund pays a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board noted that the total (net) expense ratio for each Fund was above the median total (net) expense ratio of the peer funds in its respective Expense Group. With respect to the Expense Groups, the Board discussed with Broadridge its methodology for assembling peer groups and discussed with the Advisor limitations in creating peer groups for index ETFs, including differences in underlying indexes and index-tracking methodologies that can result in greater management complexities across seemingly comparable ETFs, and different business models that may affect the pricing of services among ETF sponsors. The Board took these limitations and differences into account in considering the peer data. With respect to fees charged to other non-ETF clients, the Board considered differences between the Funds and other non-ETF clients that limited their comparability. In considering the advisory and unitary fee rate schedules overall, the Board also considered the Advisor’s statement that it seeks to meet investor needs through innovative and value-added investment solutions and the Advisor’s demonstrated long-term commitment to each Fund and the other funds in the First Trust Fund Complex.
The Board considered performance information for each Fund. The Board noted the process it has established for monitoring each Fund’s performance and portfolio risk on an ongoing basis, which includes quarterly performance reporting from the Advisor for the

Other Information (Continued)
First Trust Exchange-Traded AlphaDEX® Fund
Style Funds
July 31, 2024 (Unaudited)
Funds. The Board determined that this process continues to be effective for reviewing each Fund’s performance. The Board received and reviewed information for periods ended December 31, 2023 regarding the performance of each Fund’s underlying index, the correlation between each Fund’s performance and that of its underlying index, each Fund’s tracking difference and each Fund’s excess return as compared to its benchmark index. The Board noted that, effective April 8, 2016, each Fund changed its underlying index to an index developed and maintained by Nasdaq, Inc. using the AlphaDEX® stock selection methodology, and that the performance information included a blend of the old and new indexes. The Board considered the Advisor’s explanations of how the AlphaDEX® stock selection methodology impacts Fund performance in various market environments, and the Advisor’s statement that AlphaDEX® is designed to provide long-term outperformance. Based on the information provided and its ongoing review of performance, the Board concluded that each Fund was correlated to its underlying index and that the tracking difference for each Fund was within a reasonable range. In addition, the Board reviewed data prepared by Broadridge comparing each Fund’s performance to that of its respective Performance Universe and to that of a broad-based benchmark index. However, given each Fund’s objective of seeking investment results that correspond generally to the performance of its underlying index, the Board placed more emphasis on its review of correlation and tracking difference.
On the basis of all the information provided on the fees, expenses and performance of each Fund and the ongoing oversight by the Board, the Board concluded that the advisory or unitary fee for each Fund continues to be reasonable and appropriate in light of the nature, extent and quality of the services provided by the Advisor to each Fund under the Agreements.
The Board considered information and discussed with the Advisor whether there were any economies of scale in connection with providing advisory services to the Funds at current asset levels and whether the Funds may benefit from any economies of scale. The Board noted that the advisory or unitary fee rate schedule for each Fund includes breakpoints pursuant to which the advisory or unitary fee rate will be reduced as assets of the Fund meet certain thresholds. The Board considered the Advisor’s statement that it believes that its expenses relating to providing advisory services to the Funds will increase during the next twelve months as the Advisor continues to build infrastructure and add new staff. For the Non-Unitary Fee Funds, the Board concluded that the advisory fee rate schedule for each Fund reflects an appropriate level of sharing of any economies of scale that may be realized in the management of the Fund at current asset levels. For the Unitary Fee Funds, the Board also noted that under the unitary fee structure, any reduction in expenses associated with the management and operations of the Unitary Fee Funds would benefit the Advisor, but that the unitary fee structure provides a level of certainty in expenses for shareholders of the Unitary Fee Funds. The Board concluded that the unitary fee rate schedule for each Unitary Fee Fund reflects an appropriate level of sharing of any economies of scale that may be realized in the management of the Fund at current asset levels. The Board considered the revenues and allocated costs (including the allocation methodology) of the Advisor in serving as investment advisor to each Fund for the twelve months ended December 31, 2023 and the estimated profitability level for each Fund calculated by the Advisor based on such data, as well as complex-wide and product-line profitability data, for the same period. The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Advisor’s profitability level for each Fund was not unreasonable. In addition, the Board considered indirect benefits described by the Advisor that may be realized from its relationship with the Funds. The Board considered that the Advisor had identified as an indirect benefit to the Advisor and FTP their exposure to investors and brokers who, absent their exposure to the Funds, may have had no dealings with the Advisor or FTP, and noted that the Advisor does not utilize soft dollars in connection with the Funds. The Board concluded that the character and amount of potential indirect benefits to the Advisor were not unreasonable.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the Agreements continue to be fair and reasonable and that the continuation of the Agreements is in the best interests of each Fund. No single factor was determinative in the Board’s analysis.
Remuneration Disclosure Under the Alternative Investment Fund Managers Directive
First Trust Advisors L.P. (“First Trust”) is authorised and regulated by the U.S. Securities and Exchange Commission and is entitled to market shares of certain First Trust Exchange-Traded AlphaDEX® Fund funds it manages (the “Funds”) in certain member states in the European Economic Area in accordance with the cooperation arrangements in Article 42 of the Alternative Investment Fund Managers Directive (the “Directive”). First Trust is required under the Directive to make disclosures in respect of remuneration. The following disclosures are made in line with First Trust’s interpretation of currently available regulatory guidance on remuneration disclosures.

Other Information (Continued)
First Trust Exchange-Traded AlphaDEX® Fund
Style Funds
July 31, 2024 (Unaudited)
During the year ended December 31, 2023, the amount of remuneration paid (or to be paid) by First Trust Advisors L.P. in respect of the Funds is $2,989,133. This figure is comprised of $131,495 paid (or to be paid) in fixed compensation and $2,857,638 paid (or to be paid) in variable compensation. There were a total of 26 beneficiaries of the remuneration described above. Those amounts include $1,493,212 paid (or to be paid) to senior management of First Trust Advisors L.P. and $1,495,921 paid (or to be paid) to other employees whose professional activities have a material impact on the risk profiles of First Trust Advisors L.P. or the Funds (collectively, “Code Staff”).
Code Staff included in the aggregated figures disclosed above are rewarded in line with First Trust’s remuneration policy (the “Remuneration Policy”) which is determined and implemented by First Trust’s senior management. The Remuneration Policy reflects First Trust’s ethos of good governance and encapsulates the following principal objectives:
i.
to provide a clear link between remuneration and performance of First Trust and to avoid rewarding for failure;
ii.
to promote sound and effective risk management consistent with the risk profiles of the funds managed by First Trust; and
iii.
to remunerate staff in line with the business strategy, objectives, values and interests of First Trust and the funds managed by First Trust in a manner that avoids conflicts of interest.
First Trust assesses various risk factors which it is exposed to when considering and implementing remuneration for Code Staff and considers whether any potential award to such person(s) would give rise to a conflict of interest. First Trust does not reward failure, or consider the taking of risk or failure to take risk in its remuneration of Code Staff.
First Trust assesses performance for the purposes of determining payments in respect of performance-related remuneration of Code Staff by reference to a broad range of measures including (i) individual performance (using financial and non-financial criteria), and (ii) the overall performance of First Trust. Remuneration is not based upon the performance of the Funds.
The elements of remuneration are balanced between fixed and variable and the senior management sets fixed salaries at a level sufficient to ensure that variable remuneration incentivises and rewards strong individual performance but does not encourage excessive risk taking.
No individual is involved in setting his or her own remuneration.
Federal Tax Information
For the taxable year ended July 31, 2024, the following percentages of income dividends paid by the Funds qualify for the dividends received deduction available to corporations:

Dividends Received Deduction
First Trust Large Cap Core AlphaDEX® Fund	100.00%
First Trust Mid Cap Core AlphaDEX® Fund	99.99%
First Trust Small Cap Core AlphaDEX® Fund	77.84%
First Trust Large Cap Value AlphaDEX® Fund	100.00%
First Trust Large Cap Growth AlphaDEX® Fund	100.00%
First Trust Multi Cap Value AlphaDEX® Fund	100.00%
First Trust Multi Cap Growth AlphaDEX® Fund	99.99%
First Trust Mid Cap Value AlphaDEX® Fund	100.00%
First Trust Mid Cap Growth AlphaDEX® Fund	100.00%
First Trust Small Cap Value AlphaDEX® Fund	100.00%
First Trust Small Cap Growth AlphaDEX® Fund	51.01%

Other Information (Continued)
First Trust Exchange-Traded AlphaDEX® Fund
Style Funds
July 31, 2024 (Unaudited)
For the taxable year ended July 31, 2024, the following percentages of income dividends paid by the Funds are hereby designated as qualified dividend income:

Qualified Dividend Income
First Trust Large Cap Core AlphaDEX® Fund	100.00%
First Trust Mid Cap Core AlphaDEX® Fund	100.00%
First Trust Small Cap Core AlphaDEX® Fund	77.84%
First Trust Large Cap Value AlphaDEX® Fund	100.00%
First Trust Large Cap Growth AlphaDEX® Fund	100.00%
First Trust Multi Cap Value AlphaDEX® Fund	100.00%
First Trust Multi Cap Growth AlphaDEX® Fund	100.00%
First Trust Mid Cap Value AlphaDEX® Fund	100.00%
First Trust Mid Cap Growth AlphaDEX® Fund	100.00%
First Trust Small Cap Value AlphaDEX® Fund	100.00%
First Trust Small Cap Growth AlphaDEX® Fund	51.01%
A portion of each of the Funds’ 2024 ordinary dividends (including short-term capital gains) paid to its shareholders during the fiscal year ended July 31, 2024, may be eligible for the Qualified Business Income Deduction (QBI) under the Internal Revenue Code of 1986, as amended, Section 199A for the aggregate dividends each Fund received from the underlying Real Estate Investment Trusts (REITs) these Funds invest in.
Disclaimer
Nasdaq®, Nasdaq AlphaDEX® Large Cap CoreTM Index, Nasdaq AlphaDEX® Mid Cap CoreTM Index, Nasdaq AlphaDEX® Small Cap CoreTM Index, Nasdaq AlphaDEX® Large Cap ValueTM Index, Nasdaq AlphaDEX® Large Cap GrowthTM Index, Nasdaq AlphaDEX® Multi Cap ValueTM Index, Nasdaq AlphaDEX® Multi Cap GrowthTM Index, Nasdaq AlphaDEX® Mid Cap ValueTM Index, Nasdaq AlphaDEX® Mid Cap GrowthTM Index, Nasdaq AlphaDEX® Small Cap ValueTM Index and Nasdaq AlphaDEX® Small Cap GrowthTM Index (“the Nasdaq Indexes”) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. AlphaDEX® is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc. for use in the name of the Nasdaq Indexes. The Funds have not been passed on by the Corporations as to their legality or suitability. The Funds are not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUNDS.

(b) The Financial Highlights is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable to the Registrant.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

This information is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

This statement is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s board of directors, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to the Registrant.

(b)	Not applicable to the Registrant.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable to the Registrant.
(b)	Not applicable to the Registrant.

Item 19. Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Not applicable to the Registrant.

(a)(3)	The certifications required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2022 are attached hereto.

(a)(4)	Not applicable to the Registrant.

(a)(5)	Not applicable to the Registrant.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	First Trust Exchange-Traded AlphaDEX® Fund
By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	October 8, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	October 8, 2024
By (Signature and Title)*	/s/ Derek D. Maltbie
Derek D. Maltbie, Treasurer, Chief Financial Officer and Chief Accounting Officer (principal financial officer)
Date:	October 8, 2024

* Print the name and title of each signing officer under his or her signature.